UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08050

The Asia Tigers Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices) (Zip code)

Simpson Thacher & Bartlett LLP

425 Lexington Avenue

New York, NY 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-583-5344

Date of fiscal year end: October 31

Date of reporting period: July 1, 2005 – June 30, 2006

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 there under (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

PROXY VOTING RECORD

FOR PERIOD JULY 1, 2005 TO JUNE 30, 2006

HINDALCO INDUSTRIES LTD

Security	Y3196V169	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	12-Jul-2005
ISIN	INE038A01012	Agenda	700764233 - Management

Item	Proposal	Type	Vote	For/Against Management

1.	Receive and adopt the audited balance sheet as at 31 MAR 2005 and profit and loss account for the YE on that date, the report of the Directors and the Auditors thereon	Management	For	*
2.	Approve to sanction the declaration and the payment of dividend on equity shares for the YE 31 MAR 2005	Management	For	*
3.	Re-appoint Mr. S.S. Kothari as a Director, who retires by rotation	Management	For	*
4.	Re-appoint Mr. M.M. Bhagat as a Director, who retires by rotation	Management	For	*
5.

Re-appoint Messrs Singhi & Company, Chartered Accountants, Kolkata, pursuant to the provisions of Section 224 and other applicable provisions, if any, of the Companies Act, 1956, as the Auditors of the Company until the conclusion of the next AGM of the Company and authorize the Board of Directors of the Company to fix their remuneration for the said period and reimbursement of actual out of pocket expenses, at may be incurred in the performance of their duties

		Management	For	*
6.

Authorize the Board of Directors of the Company, supplemental to the Resolution passed at the 34th AGM of the Company held on 15 JUL 1993 and pursuant to Sub-section (1) (d) of Section 293 of the Companies Act, 1956 and Articles 73 & 74 of the Articles of Association of the Company and all other enabling provisions, if any, of the Companies Act 1956, to borrow for and behalf of the Company from time to time as they may consider fit any sum or sums of money in any manner and without prejudice to the generality thereof, by way loans, advances, credits, acceptance of deposits or otherwise in Indian rupees or any other foreign currency from any bank or banks or any financial institutions, other person or persons, and whether the same be unsecured or secured, and if secured, whether by way of mortgage, charge, hypothecation, pledge or otherwise in any way whatsoever, on, over or in respect of all or any of the Company assets and effects and properties including uncalled capital, stock in trade including raw materials, stores, spares and components in stock or in transit notwithstanding that the monies so borrowed together with the monies, if any, already borrowed by the Company apart from temporary loans and credits obtained from the Company’s bankers in the ordinary course of business may exceed the aggregate of the paid up capital of the Company and its free reserves, i.e. reserves not set apart for any specific purpose, provided that, the total amount so borrowed by the Directors and outstanding at any time shall not exceed INR 10,000 crores over and above the aggregate of the paid up capital of the Company and its free reserves

		Management	Abstain	*
7.

Authorize the Board of Directors of the Company, in terms of Section 293(1) (a) and all other applicable provisions, if any, of the Companies Act, 1956 including any statutory modification or re-enactment thereof for the time being in force, to create a further mortgage and/or charge on such terms and conditions and at such times in such form and manner and with such ranking as to priority as the Board in its absolute discretion thinks fit, on the whole or substantially the whole of the Company’s any one or more of the undertakings or of all the undertakings, including the present and/or future properties, whether movable or immovable comprised in any undertaking of the Company as may be agreed to in favor of the banks, financial institutions hereafter referred to as lenders, and/or trustees to secure the term loan facility of INR 4,950 crores tied up by the Company, together with interest on the principal amounts at the respective agreed rates, compound interest, additional interest, liquidated damages, accumulated interest, commitment charges, costs, charges, expenses, remuneration of agents /trustees, if any and all other monies payable by the Company to the concerned banks/institutions, under the respective documents entered into/to be entered into by the Company; for mortgaging and/or charging on such terms and conditions, with such ranking for priority as maybe agreed upon with the concerned parties, at such time or times and in such form and manner, as it may think fit, the whole or substantially the whole of the Company’s any one or more of the undertakings or of all the undertakings, including the present and/or future properties, whether movable or immovable comprised in any existing or new undertaking or undertakings of the Company, as the case may be, in favor of the lenders, including any Trustees appointed/to be appointed by the Board and/or such other parties, as may be required, to secure borrowings up to an aggregate amount not exceeding INR 10,000 crores by the issue of non- convertible debentures, bonds, term loans and/or such other instruments including foreign currency borrowings as the Board may think fit, to be issued in one or more tranches, to such bodies corporate, financial institutions, mutual funds, banks, foreign financial institutions, or and upon such terms and conditions as may be decided by the Board, together with interest at the respective agreed rates, compound interest, additional interest, liquidated damages, accumulated interest, commitment charges, premium on prepayment or on redemption, costs, charges, expenses and other monies covered by the aforesaid financial assistance under the respective documents to be entered into by the Company in respect of the said issue of debentures/bonds/term loans/other instruments including foreign currency borrowings, in terms of their issue; approve that the securities to be created by the Company as aforesaid may rank prior/pari passu/subservient with/to the mortgages and/or charges already created or to be created in future by the Company and as may be agreed to between the concerned parties; authorize the Board or any Committee or Persons authorized by the Board, for the purpose of giving effect to this resolution, to finalize, settle and execute such documents/deeds/writings/papers/agreements as may be required and to do all acts, deeds, matters and things, as it may in its absolute discretion deem necessary, proper or desirable and to settle any question, difficulty or doubt that may arise in regard to creating mortgage/charge as aforesaid or otherwise considered to be in the best interests of the Company

		Management	Abstain	*
*Management Position Unknown

PUNJAB NATIONAL BANK

Security	Y7162Z104	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	12-Jul-2005
ISIN	INE160A01014	Agenda	700770882 - Management

Item	Proposal	Type	Vote	For/Against Management

1.

Approve the balance sheet of the Punjab National Bank as at 31 MAR 2005, profit and loss accounts of the bank for the YE 31 MAR 2005, the report of the Board of Directors on the working and activities of the Punjab National Bank for the period covered by the accounts and the Auditors’ report on the balance sheet and the accounts

		Management	For	*
*Management Position Unknown

SATYAM COMPUTER SERVICES LTD

Security	Y7530Q141	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	22-Jul-2005
ISIN	INE275A01028	Agenda	700770363 - Management

Item	Proposal	Type	Vote	For/Against Management

1.	Receive and adopt: a) the audited balance sheet as at 31 MAR 2005; b) the audited profit and loss account for the YE on that date; c) the Auditors’ report, thereon; and d) the Directors’ report	Management	For	*
2.	Declare a final dividend on equity shares	Management	For	*
3.	Re-appoint Prof. Krishna G. Palepu as a Director, who retires by rotation	Management	For	*
4.	Appoint Messrs. Price Waterhouse, as the Auditors of the Company until the conclusion of the next AGM and approve to fix their remuneration	Management	For	*
*Management Position Unknown

SINGAPORE TELECOMMUNICATIONS LTD

Security	Y79985175	Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	29-Jul-2005
ISIN	SG1P95920093	Agenda	700771252 - Management

Item	Proposal	Type	Vote	For/Against Management

1.

Approve, for the purposes of Listing Rule 10.14 of the Listing Rules of Australian Stock Exchange Limited, the participation by the relevant person in the relevant period specified in Paragraph 2.2 of the Circular dated 29 JUN 2005 in the SingTel Performance Share Plan

		Management	For	*
2.

Authorize the Directors of the Company, for the purposes of Sections 76C and 76E of the Companies Act, Chapter 50 the Companies Act, to purchase or otherwise acquire issued ordinary shares of SGD 0.15 each in the capital of the Company Ordinary Shares, not exceeding in aggregate 10% of the issued ordinary share capital of the Company, by way of on-market purchases on the Singapore Exchange Securities Trading Limited SGX-ST or any other stock exchange on which the Ordinary Shares may for the time being be listed or quoted Other Exchange and/or off-market purchases effected otherwise than on the SGX-ST in accordance with any equal access scheme(s) which satisfies the conditions prescribed by the Act, and otherwise in accordance with all other laws and regulations and rules of the SGX-ST or Other Exchange Share Purchase Mandate, at a price of up to 105% of the average of the closing market price of Ordinary Shares over the last 5 market days in the case of an on- market share purchase and a price up to 110% of such average closing price in case of off-market purchase; and authorize the Directors of the Company and/or any of them to complete and do all such acts and things including executing such documents as may be required as they and/or he may consider expedient or necessary to give effect to the transactions contemplated and/or authorized by this resolution; Authority expires the earlier of the date of the next AGM of the Company or the date of the next AGM of the Company as required by the law

		Management	For	*
*Management Position Unknown

SINGAPORE TELECOMMUNICATIONS LTD

Security	Y79985175	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	29-Jul-2005
ISIN	SG1P95920093	Agenda	700771264 - Management

Item	Proposal	Type	Vote	For/Against Management

1.	Receive and adopt the financial statements for the FYE 31 MAR 2005, the Directors’ report and the Auditors’ report thereon	Management	For	*
2.	Declare a first and final dividend of 53 1/3% or 8.0 cents per share and a special dividend of 33 1/3% or 5.0 cents per share, less income tax, in respect of the FYE 31 MAR 2005	Management	For	*
3.	Re-elect Mr. Heng Swee Keat Independent Member of the Audit Committee as a Director, who retires by rotation in accordance with the Article 97 of the Company’s Articles of Association	Management	For	*
4.	Re-elect Mr. Simon Israel as a Director, who retires by rotation in accordance with the Article 97 of the Company’s Articles of Association	Management	For	*
5.	Re-elect Prof. Tommy Koh as a Director, who retires by rotation in accordance with the Article 97 of the Company’s Articles of Association	Management	For	*
6.	Re-elect Mr. Nicky Tan Ng Kuang Independent Member of the Audit Committee as a Director, who retires by rotation in accordance with the Article 97 of the Company’s Articles of Association	Management	For	*
7.	Approve the Directors’ fees payable by the Company of SGD 1,207,000 for the FYE 31 MAR 2005	Management	For	*
8.	Appoint the Auditors and authorize the Directors to fix their remuneration	Management	For	*
	Transact any other business	Non-Voting
9.

Authorize the Directors to issue shares in the capital of the Company shares whether by way of rights, bonus or otherwise; and/or make or grant offers, agreements or options collectively, Instruments that might or would require shares to be issued, including but not limited to the creation and issue of as well as adjustments to warrants, debentures or other instruments convertible into shares, at any time and upon such terms and conditions and for such purposes and to such persons as the Directors may in their absolute discretion deem fit; and notwithstanding the authority conferred by this resolution may have ceased to be in force issue shares in pursuance of any Instrument made or granted by the Directors while this resolution was in force, provided that: the aggregate number of shares to be issued pursuant to this resolution including shares to be issued in pursuance of Instruments made or granted pursuant to this resolution) does not exceed 50% of the issued share capital of the Company, of which the aggregate number of shares to be issued other than on a pro rata basis to shareholders of the Company including shares to be issued in pursuance of Instruments made or granted pursuant to this Resolution does not exceed 15% of the issued share capital of the Company; subject to such manner of calculation as may be prescribed by the Singapore Exchange Securities Trading Limited SGXST for the purpose of determining the aggregate number of shares that may be issued, the percentage of issued share capital shall be based on the issued share capital of the Company at the time this resolution is passed, after adjusting for: a) new shares arising from the conversion or exercise of any convertible securities or share options or vesting of share awards which are outstanding or subsisting at the time this Resolution is passed; and b) any subsequent consolidation or sub-division of shares; in exercising the authority conferred by this resolution, the Company shall comply with the provisions of the Listing Manual of the SGX-ST and the rules of any other stock exchange on which the shares of the Company may for the time being be listed or quoted Other Exchange for the time being in force unless such compliance has been waived by the SGX-ST or, as the case may be, the Other Exchange and the Articles of Association for the time being of the Company and; Authority expires the earlier of the of the next AGM of the Company or the date by which the next AGM of the Company is required by law to be held

		Management	For	*
10.

Authorize the Directors to allot and issue from time to time such number of shares in the capital of the Company as may be required to be issued pursuant to the exercise of options under the Singapore Telecom Share Option Scheme 1999 1999 Scheme, provided always that the aggregate number of shares to be issued pursuant to the 1999 Scheme shall not exceed 5% of the issued share capital of the Company from time to time as calculated in accordance with the Rules of the 1999 Scheme

		Management	For	*
11.

Authorize the Directors to grant awards in accordance with the provisions of the SingTel Performance Share Plan Share Plan 2004 and to allot and issue from time to time such number of fully paid-up shares in the capital of the Company as may be required to be issued pursuant to the vesting of awards under the Share Plan 2004, provided always that the aggregate number of shares to be issued pursuant to the 1999 Scheme and the Share Plan 2004 shall not exceed 10% of the issued share capital of the Company from time to time

		Management	For	*
*Management Position Unknown

RELIANCE INDS LTD

Security	Y72596102	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	03-Aug-2005
ISIN	INE002A01018	Agenda	700776884 - Management

Item	Proposal	Type	Vote	For/Against Management

1.	Approve to adopt the audited balance sheet as at 31 MAR 2005, profit and loss account for the YE on that date and the reports of the Board of Directors and the Auditors thereon	Management	For	*
2.	Declare a dividend on equity shares	Management	For	*
3.	Appoint the Directors, who retires by rotation	Management	For	*
4.

Appoint M/S. Chaturvedi & Shah, Chartered Accountants, M/S. Deloitte Haskins and Sells, Chartered Accountants, and M/S. Rajendra & Co., Chartered Accountants as the Auditors of the Company on such remuneration as shall be fixed by the Board of Directors; Authority expires at the conclusion of the next AGM of the Company

		Management	For	*
5.

Appoint, in accordance with the provisions of Section 257 and all other applicable provisions, if any, of the Companies Act, 1958 or any statutory modification(s) or re-enactment thereof, Prof. Ashok Misra, as a Director of the Company, who retires under the provisions of the Articles of Association of the Company

		Management	For	*
S.6

Approve that, in accordance with the provisions of Sections 198, 269 and 309 read with Schedule XIII and all other applicable provisions, if any, of the Companies Act, 1956 or any statutory modification(s) or re-enactment thereof, the approval of the Company be accorded to the re-appointment of Shri Hardev Singh Kohli as a wholetime Director, designated as Executive Director of the Company, for a period of 5 years with effect from 01 APR 2005, on the terms and conditions including remuneration as specified, with liberty to the Board of Directors (hereinafter referred to as the Board which term shall be deemed to include any Committee of the Board constituted to exercise its powers, including the powers conferred by this resolution to alter and vary the terms and conditions and / or remuneration, subject to the same not exceeding the limits specified under Schedule XIII to the Companies Act, 1956 or any statutory modification(s) or re-enactment thereof; authorize the Board to take all such steps as may be necessary, proper or expedient to give effect to this resolution

		Management	For	*
7.

Approve that, in accordance with the provisions of Sections 198, 269 and 309 read with Schedule XIII and all other applicable provisions, if any, of the Companies Act, 1956 or any statutory modification(s) or re-enactment thereof, the approval of the Company be accorded to the re-appointment of Shri Hital R. Meswani, as a wholetime Director, designated as Executive Director of the Company, for a period of 5 years with effect from 04 AUG 2005, on the terms and conditions including remuneration as specified, with liberty to the Board of Directors (hereinafter referred to as the Board which term shall be deemed to include any Committee of the Board constituted to exercise its powers, including the powers conferred by this resolution to alter and vary the terms and conditions and / or remuneration, subject to the same not exceeding the limits specified under Schedule XIII to the Companies Act, 1956 or any statutory modification(s) or re-enactment thereof; authorize the Board to take all such steps as may be necessary, proper or expedient to give effect to this resolution

		Management	For	*
S.8

Approve that, in accordance with the provisions of Sections 198, 309(4) and all other applicable provisions, if any, of the Companies Act, 1956 or any statutory modification(s) or re-enactment thereof and the Articles of Association of the Company and subject to applicable statutory approval(s), the Directors of the Company other then the Managing Director and wholetime Directors be annually, Commission aggregating INR 1,00,00,000, in such proportion as may be decided by the Board of Directors, for a period of 5 years from the FYE 31 MAR 2005, provided that the total commission payable to such Directors shall not exceed 1% of the net profits of the Company as computed in the manner referred to under Section 198(1) of the Companies Act, 1956 or any statutory modification(s) or re-enactment thereof

		Management	For	*
*Management Position Unknown

HINDALCO INDUSTRIES LTD

Security	Y3196V169	Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	06-Aug-2005
ISIN	INE038A01012	Agenda	700778977 - Management

Item	Proposal	Type	Vote	For/Against Management

S.1

Approve that, pursuant to Section 94 and other applicable provisions if any of the Companies Act 1956 including any amendment thereto or any re-enactment thereof, and pursuant to provisions of the Article of Association of the Company, the consent of the Company be accorded that each equity share of the Company of the face value of it 10 each be sub-divided into 10 equity shares of the face value of INR 1 each and consequently Clause V of the Memorandum of Association of the Company be altered and replaced with the new Clause; authorize the Board of Directors including any committee thereof of the Company to issue new shares including new certificates where required representing the sub- divided shares with new distinctive numbers in the aforesaid proportion subject to the rules as laid down in the Companies issue of Share Certificates Rules, 1960 with an option to either exchange the new share certificates in lieu of cancellation of the old share certificates or without physically exchanging the share certificates, by treating the old share certificates as deemed to be cancelled and also to inform to the depositories to take the necessary action to give effect to the above and do all such acts, deeds, matters and things necessary or desirable in connection with or incidental to the sub-division of the equity shares of the Company; and authorize the Board of Directors including any committee thereof of the Company to do all such acts, deeds, matters and things as it may consider necessary, expedient, usual or proper to give effect to this Resolution including but not limited to fixation of Record Date as per the requirement of the Listing Agreement, execution of all necessary documents with Stock Exchanges including Luxembourg Stock Exchange, Depository Companies i.e. NSDL and CDSL, Custodian and Depository of GDRs, Reserve Bank of India and/or any ocher relevant statutory authority if any, appointment of Registrar, cancellation or rectification of the existing share certificates in lieu of the old certificates and to settle any question or difficulty chat may rise in regard to the sub-division of equity shares as aforesaid

		Management	For	*
S.2

Approve that, pursuant to Section 31 and all other applicable provisions if any, of the Companies Act, 1956 including any amendment thereto or any re-enactment thereof, the existing Article 4(i)(a) of the Articles of Association of the Company be deleted and substituted by the new one; and authorize the Board of Directors including any committee thereof of the Company to do all such acts, deeds, matters and things necessary or desirable in connection with or incidental for giving effect to the above resolution

		Management	Abstain	*
*Management Position Unknown

SHANGHAI ZHENHUA PORT MACHINERY CORPORATION LTD

Security	Y7699F100	Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	13-Aug-2005
ISIN	CN0009087700	Agenda	700778561 - Management

Item	Proposal	Type	Vote	For/Against Management

1.	Approve the Company’s nontradable foreign shares to be converted into B shares	Management	For	*
2.	Authorize the Board to handle all matters related with ABV conversion of foreign shares into B shares	Management	For	*
3.	Amend the Company’s Articles of Association	Management	Abstain	*
*Management Position Unknown

MALAYSIA INTERNATIONAL SHIPPING CORPORATION BHD MI

Security	Y5625T111	Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	18-Aug-2005
ISIN	MYF3816O1005	Agenda	700783346 - Management

Item	Proposal	Type	Vote	For/Against Management

1.

Approve to issue bonus of 1,859,913,793 new ordinary shares of MYR 1.00 each in Malaysia International Shipping Corporation Berhad Misc share on the basis of 1 new Misc Malaysia International Shipping Corporation Berhad share for every 1 Misc share held

		Management	For	*
2.

Approve to increase the authorized share capital of the Company from MYR 2,500,000,001 comprising 2,500,000,000 ordinary shares of MYR 1.00 each and 1 preference share of MYR 1.00 to MYR 5,000,000,001 comprising 5,000,000,000 ordinary shares of MYR 1.00 each and 1 preference share of MYR 1.00

		Management	For	*
s.3	Amend the Memorandum and Articles of Association of the Company	Management	Abstain	*
*Management Position Unknown

MALAYSIA INTERNATIONAL SHIPPING CORPORATION BHD MI

Security	Y5625T111	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	18-Aug-2005
ISIN	MYF3816O1005	Agenda	700783358 - Management

Item	Proposal	Type	Vote	For/Against Management

1.	Receive and adopt the audited financial statements for the FYE 31 MAR 2005 and the reports of the Directors and Auditors thereon	Management	For	*
2.	Declare a final dividend of 20 sen per share and a special dividend of 20 sen per share Malaysian Income Tax exempted in respect of the FYE 31 MAR 2005	Management	For	*
3.1	Elect Mr. Dato’ Kalsom binti Abd Rahman as a Director, who retires pursuant to Article 95	Management	For	*
3.2	Elect Mr. Nasarudin bin Md Idris as a Director, who retires pursuant to Article 95	Management	For	*
3.3	Elect Mr. Tan Sri Dato’ Seri Dr Hj Zainul Ariff bin Hj Hussain as a Director, who retires pursuant to Article 97	Management	For	*
3.4	Elect Mr. Harry K Menon as a Director, who retires pursuant to Article 97	Management	For	*
4.	Approve the Directors’ fees for the FYE 31 MAR 2005	Management	For	*
5.	Re-appoint Messrs. Ernst and Young as the Auditors of the Company and authorize the Directors to fix their remuneration	Management	For	*
S.6

Approve to change the name of the Company from Malaysia International Shipping Corporation Berhad to MISC BERHAD to be effective from the date when the Companies Commission of Malaysia CCM registers the change of name as stated in the Certificate of Incorporation on change of name of Company and that the name MISC BERHAD be substituted for Malaysia International Shipping Corporation Berhad wherever the latter name appears in the Company's Memorandum and Articles of Association; and authorize the Directors/Secretary of the Company to carry out the formalities and to do all acts necessary to implement the change of name

		Management	For	*
7.	Transact any other business	Other	For	*
*Management Position Unknown

YANZHOU COAL MINING CO LTD

Security	Y97417102	Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	19-Aug-2005
ISIN	CN0009131243	Agenda	700773092 - Management

Item	Proposal	Type	Vote	For/Against Management

1.

Ratify the Agreements and all the transactions contemplated therein, including but not limited to, the Acquisition; and in the event that any of the conditions set out in the Agreements is not satisfied on or before 30 JUN 2006, the return of the 95.67% equity interest of Heze Neng Hua from the Company to the Parent Company Yankuang Corporation Group Limited and the refund by the Parent Company to the Company of the amount paid by the Company for acquisition of the 95.67% equity interest set out in the Agreements; and ratify the execution of the Agreements by the directors of the Company and authorize the Directors of the Company or any one of them to do all such acts and things, to sign and execute all such further documents and to take such steps as the Directors of the Company or any one of them may in their absolute discretion consider necessary, appropriate, desirable or expedient to give effect to or in connection with the Agreements or any of the transactions contemplated thereunder and all other matters incidental thereto

		Management	For	*
*Management Position Unknown

FAR EAST CONSORTIUM INTERNATIONAL LTD

Security	G3307Z109	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	19-Aug-2005
ISIN	KYG3307Z1090	Agenda	700783740 - Management

Item	Proposal	Type	Vote	For/Against Management

1.	Receive the audited financial statements and the reports of the Directors and the Auditors for the YE 31 MAR 2005	Management	For	*
2.	Declare a final dividend	Management	For	*
3.A.I	Re-elect Mr. Craig Grenfell Williams as a Executive Director	Management	For	*
3.AII	Re-elect Madam Ching Lan Ju Chiu as a Non-Executive Director	Management	For	*
3.B	Authorize the Directors to fix the Directors’ fees	Management	For	*
4.	Re-appoint the Auditors and authorize the Directors to fix their remuneration	Management	For	*
5.A

Authorize the Directors of the Company to allot, issue and deal with additional shares of HKD 0.10 each in the capital of the Company and make or grant offers, agreements and options including bonds and debentures convertible into shares of the Company during and after the relevant period, not exceeding 20% of the aggregate nominal amount of the share capital of the Company otherwise than pursuant to: a) a rights issue; b) the exercise of rights of subscription or conversion under the terms of any warrants of the Company or any securities which are convertible into shares of the Company; c) an issue of shares as scrip dividends pursuant to Articles of Association of the Company; or d) the exercise of any share option scheme or similar arrangement for the grant or issue to employees and/or other eligible persons of the Company and/or of its subsidiaries of shares or rights to acquire shares of the Company; Authority expires the earlier of the conclusion of the next AGM of the Company or the expiration of the period within which the next AGM is to be held by law

		Management	For	*
5.B

Authorize the Directors of the Company to repurchase shares of HKD 0.10 each in the capital of the Company during the relevant period, on The Stock Exchange of Hong Kong Limited the Stock Exchange or any other stock exchange, subject to and in accordance with all applicable laws and regulations of the Rules Governing the Listing of Securities on the Stock Exchange, not exceeding 10% of the aggregate nominal amount of the issued share capital of the Company; Authority expires the earlier of the conclusion of the AGM of the Company or the expiration of the period within which the next AGM of the Company is to be held by law

		Management	For	*
5.C

Approve, conditional upon the passing of Resolutions 5.A and 5.B, the general mandate granted to the Directors of the Company to allot, issue and deal with additional shares pursuant to Resolution 5.A, by an amount representing the aggregate nominal amount of the shares in the capital of the Company repurchased pursuant to Resolution 5.B, provided that such amount does not exceed 10% of the aggregate nominal amount of the issued share capital of the Company at the date of passing this resolution

		Management	For	*
*Management Position Unknown

VICTORY CITY INTERNATIONAL HOLDINGS LTD

Security	G9358Q146	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	25-Aug-2005
ISIN	BMG9358Q1463	Agenda	700784879 - Management

Item	Proposal	Type	Vote	For/Against Management

1.	Receive and approve the audited consolidated financial statements and the reports of the Directors of the Company and the Company's Auditors for the YE 31 MAR 2005	Management	For	*
2.

Declare a final dividend for the YE 31 MAR 2005 of HKD 5.5 cents per share each a Share of HKD 0.01 each in the capital of the Company by way of a scrip dividend Scrip Dividend Scheme with an option to elect to receive an allotment and issue Shares credited as fully paid in lieu of cash payment

		Management	For	*
3.a	Re-elect Mr. So Kam Wah as a Director	Management	For	*
3.b	Re-elect Mr. Phaisalakani Vichai as a Director	Management	For	*
3.c	Re-elect Mr. Lau Chung Kwan as a Director	Management	For	*
3.d	Authorize the Board of Directors to fix the Directors’ remuneration	Management	For	*
4.	Re-appoint the Company’s Auditors and authorize the Board of Directors to fix their remuneration	Management	For	*
S.5	Amend the Bye-laws of the Company by deleting the existing Bye-law 87(1) in its entirety and inserting the new Bye-law 87(1) as specified	Management	Abstain	*
6.

Authorize the Directors of the Company, pursuant to the Rules Listing Rules Governing the Listing of Securities on The Stock Exchange of Hong Kong Limited Stock Exchange, to allot, issue or otherwise deal with unissued shares in the capital of the Company and make or grant offers, agreements and options, including warrants to subscribe for shares in the Company, during and after the relevant period, not exceeding the aggregate of a) 20% of the aggregate nominal amount of the issued share capital of the Company, and b) the aggregate nominal amount of any share capital of the Company purchased by the Company subsequent to the passing of this resolution up to 10% of the aggregate nominal amount of the issued share capital of the Company, otherwise than pursuant to: i) a rights issue; or ii) the exercise of any options granted under all share option schemes of the Company; or iii) any scrip dividend or similar arrangements including the Scrip Dividend Scheme as specified; or iv) any issue of shares in the Company upon the exercise of rights of subscription or conversion; Authority expires the earlier of the conclusion of the next AGM of the Company or the expiration of the period within which the next AGM of the Company is to be held by law

		Management	For	*
7.

Authorize the Directors of the Company to purchase shares in the capital of the Company on The Stock Exchange of Hong Kong Limited Stock Exchange or any other stock exchange on which shares in the Company may be listed and recognize d by the Securities and Futures Commission of Hong Kong and the Stock Exchange for such purpose, and otherwise in accordance with the rules and regulations of the Securities and Futures Commission of Hong Kong, the Stock Exchange, the Companies Act 1981 of Bermuda Companies Act and all other applicable laws in this regard, during the relevant period, not exceeding 10% of the aggregate nominal amount of the issued share capital of the Company as at the date of the passing of this resolution; Authority expires the earlier of the conclusion of the next AGM of the Company or the expiration of the period within which the next AGM of the Company is to be held by law

		Management	For	*
8.

Approve, conditional upon the passing of Resolutions 6 and 7, to extend the general mandate granted to the Directors of the Company pursuant to Resolution 6 as specified, by an amount representing the aggregate nominal amount of the share capital of the Company purchased or agreed to be repurchased by the Company pursuant to or in accordance with Resolution 7 as specified

		Management	For	*
*Management Position Unknown

EMPEROR ENTMT HOTEL LTD

Security	G31389102	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	25-Aug-2005
ISIN	BMG313891027	Agenda	700787394 - Management

Item	Proposal	Type	Vote	For/Against Management

1.	Receive the audited financial statements and the reports of the Directors and Auditors for the YE 31 MAR 2005	Management	For	*
2.1	Re-elect Ms. Luk Siu Man, Semon as a Director	Management	For	*
2.2	Re-elect Mr. Wong Chi Fai as a Director	Management	For	*
2.3	Re-elect Ms. Fan Man Seung, Vanessa as a Director	Management	For	*
2.4	Re-elect Ms. Mok Fung Lin Ivy as a Director	Management	For	*
2.5	Re-elect Ms. Chan Sim Ling, Irene as a Director	Management	For	*
2.6	Re-elect Mr. Lam San Keung as a Director	Management	For	*
2.7	Re-elect Ms. Chan Wiling, Yvonne as a Director	Management	For	*
2.8	Authorize the Board of Directors to fix Directors’ remuneration	Management	For	*
2.9	Authorize the Board of Directors to appoint additional Director(s)	Management	For	*
3.	Re-appoint Deloitte Touche Tohmatsu as the Auditors and to authorize the Board of Directors to fix their remuneration	Management	For	*
4.a

Authorize the Directors of the Company to allot and issue additional shares in the capital of the Company and to make or grant offers, agreements and options during the Relevant Period a) not exceed 20% of the nominal amount of the issued share capital of the Company b) the aggregate nominal amount of share capital allotted or agreed conditionally or unconditionally to be allotted whether pursuant to an option or otherwise by the Directors of the Company, otherwise than pursuant to a rights issue or the exercise of subscription or conversion rights under any warrants of the Company or any securities which are convertible into shares of the Company or any share option scheme; Authority expires the earlier of the conclusion of the next AGM or the expiration of the period within which the next AGM of the Company is to be held by law

		Management	For	*
4.b

Authorize the Directors of the Company to repurchase issued shares in the capital of the Company during the Relevant Period, subject to and in accordance with all applicable laws and the Bye-laws of the Company, not exceed 10% of the aggregate nominal amount of the share capital of the Company; Authority expires the earlier of the conclusion of the AGM of the Company or the expiration of the period within which the next AGM of the Company is to be held by law

		Management	For	*
4.c

Approve, conditional upon the passing of Resolution 4.B, to add the aggregate nominal amount of number of share capital of the Company repurchased by the Company pursuant to Resolution 4.B, to the aggregate nominal amount of the share capital of the Company that may be allotted pursuant to Resolution 4.A

		Management	For	*
*Management Position Unknown

MAHAVIR SPINNING MILLS LTD

Security	Y5408N117	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	27-Aug-2005
ISIN	INE825A01012	Agenda	700788827 - Management

Item	Proposal	Type	Vote	For/Against Management

1.	Receive, approve and adopt the audited balance sheet as at 31 MAR 2005, profit and loss account for the YE on the date, together with the report of the Auditors and the Directors thereon	Management	For	*
2.	Declare a dividend	Management	For	*
3.a	Re-appoint Shri. Sachit Jain as a Director, who retires by rotation in accordance with Article 108 of the Articles of Association of the Company	Management	For	*
3.b	Re-appoint Shri. Prafull Anubhai as a Director, who retires by rotation in accordance with Article 108 of the Articles of Association of the Company	Management	For	*
4.	Appoint the Auditors for the year 2005-2006 and approve to fix their remuneration	Management	For	*
5.a

Appoint Shri. Subash Khanchand Bijilani as an Additional Directors of the Company, who retires by rotation under the Articles of Association of the Company, under Section 260 of the Companies Act 1956 and hold office up to the date of this AGM and in respect of whom the Company has received a notice under Section 257 of the Companies Act 1956

		Management	For	*
5.b

Appoint Shri. Surinder Kumar Bansal as an Additional Directors of the Company, who retires by rotation under the Articles of Association of the Company, under Section 260 of the Companies Act 1956 and hold office up to the date of this AGM and in respect of whom the Company has received a notice under Section 257 of the Companies Act 1956

		Management	For	*
5.c

Appoint Smt. Suchita Jain as an Additional Directors of the Company, who retires by rotation under the Articles of Association of the Company, under Section 260 of the Companies Act 1956 and hold office up to the date of this AGM and in respect of whom the Company has received a notice under Section 257 of the Companies Act 1956

		Management	For	*
6.

Appoint Shri. Shripaul Oswal as the Chairman & Managing Directors of the Company, pursuant to the provisions of Section 269, Schedule XIII and other applicable provisions, if any of the Companies Act 1956 and subject to the approval of the Financial Institution, for a period of 5 years, with effect from 01 JUN 2005 to 31 MAY 2010 on a remuneration as specified

		Management	For	*
7.

Appoint Smt. Suchita Jain as an Executive Directors of the Company, pursuant to the provisions of Section 269, Schedule XIII and other applicable provisions, if any of the Companies Act 1956 and subject to the approval of the Financial Institution, for a period of 5 years, with effect from 30 MAR 2005 to 29 MAR 2010 on a remuneration as specified

	Management	For	*
8.

Appoint Shri. Sachita Jain as an Executive Directors of the Company, pursuant to the provisions of Section 269, Schedule XIII and other applicable provisions, if any of the Companies Act 1956 and subject to the approval of the Financial Institution, for a period of 5 years, with effect from 30 MAR 2005 to 29 MAR 2010 on a remuneration as specified

	Management	For	*
9.

Appoint, pursuant to Article 135 and other provisions of the Articles of Association of the Company and the Companies Act 1956 and subject to the approvals from various Government authorities, if required, the approval of the Members and the Board of Directors to capitalize a sum of INR 192,565,090 representing part of the amount standing to the Credit of Reserves & Surplus Account by transferring it from reserves to the share capital account by issuing 19,256,509 fully paid equity shares of INR 10 each as bonus shares in the ratio of 1 share for every 2 shares held to the existing shareholders of the Company whose names shall appear in the Register of Members of the Company as on the record date as may be fixed for this purpose by the Company, the said 19,256,509 new equity shares of INR 10 each allotted as fully paid-up bonus shares be subject to the Memorandum and Articles of Association of the Company and shall rank pari passu in all respect with the existing equity shares save and except that these new shares shall be entitled to pro- rata dividend for the FY in which these bonus shares are allotted, after which, however, these new shares would be entitled to the same dividend as will be paid on the existing equity shares of the Company, for the purpose of giving effect to the resolution, authorize the Board of Directors to give such Directors as to the fractional entitlement, if any and as may be necessary or desirable and to settle any questions or difficulties whatsoever that may arise with regards to the issue, allotment and distribution of the bonus shares

	Management	For	*
10.

Authorize the Company to increase the share capital from INR 50.00 crore divided into 40,000,000 equity shares of INR 10 each aggregating to INR 40.00 crore and 10,000,000 redeemable cumulative preference shares of INR 10 each aggregating to INR 10.00 crore to INR 100.00 crore divided into 90,000,000 equity shares of INR 10 each aggregating to INR 90.00 crore and 10,000,000 redeemable cumulative preference shares of INR 10 each aggregating to INR 10.00 crore

	Management	For	*
S.11	Amend: the Clause V of Memorandum of Association of the Company be substituted as specified; and the Article 4 of the Articles of Association of the Company be substituted as specified	Management	Abstain	*
12.

Approve, pursuant to the provisions of Section 293(1)(d) of the Companies Act 1956 and all the applicable provisions, if any, consent of the Member and the Board of Directors of the Company to borrow monies together with monies already borrowed by the Company up to INR 1,200.00 crore as outstanding at any time and from time to time in excess of the aggregate of its paid-up capital and free reserves

		Management	For	*
S.13

Approve the Members to change the name of the Company to Vardhman Textiles Limited in OGM held on 05 MAR 2005; and authorize the Board of Directors of the Company to implement the decision regarding the said change in the name of the Company as and when through fit

		Management	For	*
*Management Position Unknown

EZRA HOLDINGS LTD

Security	Y2401G108	Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	29-Aug-2005
ISIN	SG1O34912152	Agenda	700789855 - Management

Item	Proposal	Type	Vote	For/Against Management

1.

Approve, the sale by Lewek Shipping Pte Ltd, a wholly owned subsidiary of the Company, of the following vessels: a) the ‘Lewek Eagle’; b) the ‘Sarah Jade’; c) the ‘Lewek Swift’ and d) the ‘Bayu Intan’ i.e. Yard No. 4862 to the Intan Offshore SDN BHD the Purchaser; and the sale by Lewek Emerald Shipping Pte Ltd, a wholly owned subsidiary of the Company, of a vessel named the’ Lewek Emerald’ to the Purchaser, subject to the terms and conditions set out in the Memorandum of Agreement dated 16 MAY 2005 the MOA

		Management	Abstain	*
2.

Authorize the Director of the Company to: (i) execute for and on behalf of the Company any related documents and/or instruments, certificates, notices or an cillary agreements as may be contemplated or required under or associated with or related to the above transaction, including but not limited to the MOA; (ii) take all actions for and on behalf of the Company, as may be necessary or expedient or desirable to perfect, give effect to or implement the above transaction; and (iii) where required, the Common Seal of the Company be affixed on to any documents relating to the above transaction in accordance with the Articles of Association of the Company

		Management	Abstain	*
*Management Position Unknown

BHARTI TELE-VENTURES LTD

Security	Y0885K108	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	06-Sep-2005
ISIN	INE397D01016	Agenda	700794717 - Management

Item	Proposal	Type	Vote	For/Against Management

1.	Receive and adopt the audited balance sheet of the Company as at 31 MAR 2005, the profit & loss account for the YE on that date and the reports of the Board of Directors and the Auditors thereon	Management	For	*
2.	Re-appoint Mr. Rakesh Bharti Mittal as a Director who retires by rotation	Management	For	*
3.	Re-appoint Mr. Lim Toon as a Director who retires by rotation	Management	For	*
4.	Appoint the Auditors until the conclusion of the next AGM and to fix their remuneration	Management	For	*
5.

Re-appoint Mr. Sunil Bharti Mittal as a Director of the Company, who retires by rotation, pursuant to the provisions of Sections 255, 256 and other applicable provisions of the Companies Act,1956 and Article 146 of the Articles of Association of the Company

		Management	For	*
6.

Re-appoint Mr. Rajan Bharti Mittal as a Director of the Company, who retires by rotation, pursuant to the provisions of Sections 255, 256 and other applicable provisions of the Companies Act,1956 and Article 146 of the Articles of Association of the Company

		Management	For	*
7.

Re-appoint Mr. Akhil Gupta as a Director of the Company, who retires by rotation, pursuant to the provisions of Sections 255, 256 and other applicable provisions of the Companies Act, 1956 and Article 146 of the Articles of Association of the Company

		Management	For	*
S.8

Authorize the Board of Directors ‘the Board’ which terms shall be deemed to include any Committee including ESOP Compensation Committee of the Board: a) pursuant to the provisions of Section 81 (1A) and all other applicable provisions, of the Companies Act, 1956 the Act, the provisions contained in the Securities and Exchange Board of India Employees Stock Option Scheme and Employees Stock Purchase Scheme Guidelines, 1999 the Guidelines including any statutory amendment, modification or re-enactment to the Act or the Guidelines for the time being in force and the Articles of Association of the Company and subject to such approvals, permissions, sanctions and subject to such conditions and modifications as may be prescribed or imposed while granting such approvals, permissions and sanctions, in addition to the existing ESOP Scheme of the Company which be hereby ratified and approved, to the proposed ESOP Scheme - 2005 and to create, offer, issue and allot in one or more tranches under the said proposed ESOP Scheme - 2005 at any time to or for the benefit of employees and the Directors of the Company such number of equity shares and/or equity linked instruments including options and/or any other instrument or securities which could give rise to the issue of equity shares hereinafter collectively referred to as ‘Securities’ of the Company, initially not exceeding 0.5% of the paid up equity share capital of the Company as on 26 JUL 2005 i.e. 93,67,276 options in aggregate, at such price and on such terms and conditions as may be fixed or determined by the Board in accordance with the Guidelines or other applicable provisions of any law as may be prevailing at that time; authorize the Board to formulate, evolve, decide upon and bring into effect any Scheme hereinafter referred to as the ESOP Scheme - 2005 on such terms and conditions as specified and to make any modification(s), change(s), variation(s), alteration(s) or revision(s) in the terms and conditions of the scheme from time to time including but not limited to amendments with respect to vesting period, exercise price, eligibility criteria, vesting schedule or to suspend, withdraw or revive the ESOP Scheme - 2005; the said Securities may be allotted in accordance with the ESOP Scheme - 2005 through an existing Trust or a Trust which may be setup in any permissible manner and that the ESOP Scheme -2005 may also envisage for providing any financial assistance to the Trust to enable the Trust to acquire, purchase or subscribe securities of the Company; the new equity shares to be issued and allotted by the Company in the manner aforesaid shall rank pari passu in all respects with the then existing equity shares of the Company; authorize the Board to take necessary steps for listing of the securities allotted under the ESOP Scheme - 2005 on the stock exchanges where the securities of the Company are listed as per the provisions of the Listing Agreements with the concerned stock exchanges and other applicable guidelines, rules and regulations; for the purpose of giving effect to the specified resolution, to do all such acts, deeds, matters and things as maybe necessary or expedient and to settle any questions, difficulties or doubts that may arise in this regard at any stage including at the time of listing of securities without requiring the Board to secure any further consent or approval of the Members o f the Company in this regard; b) pursuant to the provisions of Section 81(1A) and all other applicable provisions of the Companies Act,1956 the Act, the provisions contained in the Securities and Exchange Board of India Employees Stock Option Scheme and Employees Stock Purchase Scheme Guidelines, 1999 the Guidelines including any statutory amendment, modification or reenactment to the Act or the Guidelines for the time being in force and the Articles of Association of the Company and subject to such approvals, permissions, sanctions and subject to such conditions and modifications as may be prescribed or imposed while granting such approvals, permissions and sanctions, to extend the benefits of said ESOP Scheme - 2005 referred to in the paragraph (a) in this resolution to the employees and the Directors of the Holding or Subsidiary Companies and for to such other persons, as may from time to time be allowed under prevailing laws, rules and regulations, and/or amendments thereto from time to time on such terms and conditions as may be decided of the Board; authorize the Board to take necessary steps for listing of the securities allotted under the ESOP Scheme - 2005 on the Stock Exchanges where the Securities of the Company are listed as per the provisions of the Listing Agreements with the concerned Stock Exchanges and other applicable guidelines, rules and regulations; and to do all such acts, deeds, matters and things as may be necessary or expedient and to settle any questions, difficulties or doubts that may arise in this regard at any stage including at the time of listing of securities, without requiring the Board to secure any further consent or approval of the Members of the Company in this regard

		Management	For	*
S.9

Amend the Articles of Association of the Company, pursuant to the provisions of Section 31 and all other applicable provisions, if any, of the Companies Act, 1956 and any other law including any statutory modification or amendment thereof for the time being in force, as follows: a) by deleting the existing Article 1.11 and substituting with the new Article as specified; b) by inserting the specified words in Article 1.13; c) by deleting the existing Article 1.15 and substituting with the new Article as specified; d) by deleting the specified words in Article 1.19; e) by deleting the specified words in Article 1.27; f ) by deleting the existing Article 1.73 and substituting with the new Article 1.73; g) by deleting the specified words in Article 1.78; h) by deleting the existing Article 1.81 and substituting with the new Article 1.81 as specified; i ) by deleting the specified words in Article 1.96; j) by deleting the existing Article 1.97 and substituting with the new Article 1.97 as specified; k) by inserting the specified new Article 3A(13A) after Articles 3A(13); l) by deleting the existing Article 79(a) and substituting with new Article 79(a) as specified; m) by deleting the specified words in Article 79(c); n) by deleting the existing Article 82 and substituting with the new Article 82 as specified; o) by deleting the specified words in Article 82F; p) by inserting the specified new Article 82G after Article 82F; q) by deleting the specified words in Article 83; r) by deleting the specified words in Article 91; s) by deleting the specified words in Article 93 and substituting with the specified words; t) by deleting the specified figures in Article 117(b)(i); u) by deleting the existing Article 127 and substituting with the new Article 127; v) by deleting the existing Article 130(iii) and substituting with the new Article 130(iii)as specified; w) by deleting the specified words in Article 133; x)by deleting the specified words in Article 134; y) by deleting the existing opening paragraph in Article 138(b) and substituted with the new paragraph in Article 138(b) as specified; z) by deleting the specified words in Articles 1.28; aa) by deleting the specified words in Article 140A; ab) by deleting the specified words in Article 170 and substituted by the word ‘is’; ac) by inserting the specified words in Article 150; ad) by inserting the specified words in the first sentence of Article 161; ae) by deleting the existing Article 162A and substituting with the new Article 162A; and af) by deleting the existing Articles 1.18, 1.25 (a), 1.40, 1.41,1.82, 1.86, 79(b) and 117(b)(iii); and authorize the Board of Directors to do all such acts, deeds and things as may be required to be done to give effect to the aforementioned resolution

		Management	Abstain	*
*Management Position Unknown

CHINA TELECOM CORP LTD

Security	Y1505D102	Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	09-Sep-2005
ISIN	CN0007867483	Agenda	700782483 - Management

Item	Proposal	Type	Vote	For/Against Management

1.1

Re-elect Mr. Wang Xiaochu as a Director of the Company, with effect from 09 SEP 2005 and for a term of 3 years; authorize any Director of the Company to sign on behalf of the Company the Director’s service contract with Mr. Wang Xiaochu, and authorize the Board of Directors of the Company to determine his remuneration

		Management	For	*
1.2

Re-elect Mr. Leng Rongquan as a Director of the Company, with effect from 09 SEP 2005 and for a term of 3 years; authorize any Director of the Company to sign on behalf of the Company the Director’s service contract with Mr. Leng Rongquan, and authorize the Board of Directors of the Company to determine his remuneration

		Management	For	*
1.3

Re-elect Ms. Wu Andi as a Director of the Company, with effect from 09 SEP 2005 and for a term of 3 years; authorize any Director of the Company to sign on behalf of the Company the Director’s service contract with Ms. Wu Andi, and authorize the Board of Directors of the Company to determine her remuneration

		Management	For	*
1.4

Re-elect Mr. Zhang Jiping as a Director of the Company, with effect from 09 SEP 2005 and for a term of 3 years; authorize any Director of the Company to sign on behalf of the Company the Director’s service contract with Mr. Zhang Jiping, and authorize the Board of Directors of the Company to determine his remuneration

		Management	For	*
1.5

Re-elect Ms. Huang Wenlin as a Director of the Company, with effect from 09 SEP 2005 and for a term of 3 years; authorize any Director of the Company to sign on behalf of the Company the Director’s service contract with Ms. Huang Wenlin, and authorize the Board of Directors of the Company to determine her remuneration

		Management	For	*
1.6

Re-elect Mr. Li Ping as a Director of the Company, with effect from 09 SEP 2005 and for a term of 3 years; authorize any Director of the Company to sign on behalf of the Company the Director’s service contract with Mr. Li Ping, and authorize the Board of Directors of the Company to determine his remuneration

		Management	For	*
1.7

Re-elect Mr. Wei Leping as a Director of the Company, with effect from 09 SEP 2005 and for a term of 3 years; authorize any Director of the Company to sign on behalf of the Company the Director’s service contract with Mr. Wei Leping, and authorize the Board of Directors of the Company to determine his remuneration

		Management	For	*
1.8

Re-elect Mr. Yang Jie as a Director of the Company, with effect from 09 SEP 2005 and for a term of 3 years; authorize any Director of the Company to sign on behalf of the Company the Director’s service contract with Mr. Yang Jie, and authorize the Board of Directors of the Company to determine his remuneration

		Management	For	*
1.9

Re-elect Mr. Sun Kangmin as a Director of the Company, with effect from 09 SEP 2005 and for a term of 3 years; authorize any Director of the Company to sign on behalf of the Company the Director’s service contract with Mr. Sun Kangmin, and authorize the Board of Directors of the Company to determine his remuneration

		Management	For	*
1.10

Re-elect Mr. Li Jinming as a Director of the Company, with effect from 09 SEP 2005 and for a term of 3 years; authorize any Director of the Company to sign on behalf of the Company the Director’s service contract with Mr. Li Jinming, and authorize the Board of Directors of the Company to determine his remuneration

		Management	For	*
1.11

Re-elect Mr. Zhang Youcai as an Independent Director of the Company, with effect from 09 SEP 2005 and for a term of 3 years; authorize any Director of the Company to sign on behalf of the Company the Director’s service contract with Mr. Zhang Youcai, and authorize the Board of Directors of the Company to determine his remuneration

		Management	For	*
1.12

Re-elect Mr. Vincent Lo Hong Sui as an Independent Director of the Company, with effect from 09 SEP 2005 and for a term of 3 years; authorize any Director of the Company to sign on behalf of the Company the Director’s service contract with Mr. Vincent Lo Hong Sui, and authorize the Board of Directors of the Company to determine his remuneration

		Management	For	*
1.13

Re-elect Mr. Shi Wanpeng as an Independent Director of the Company, with effect from 09 SEP 2005 and for a term of 3 years; authorize any Director of the Company to sign on behalf of the Company the Director’s service contract with Mr. ShiWanpeng, and authorize the Board of Directors of the Company to determine his remuneration

		Management	For	*
1.14

Re-elect Mr. Xu Erming as an Independent Director of the Company, with effect from 09 SEP 2005 and for a term of 3 years; authorize any Director of the Company to sign on behalf of the Company the Director’s service contract with Mr. Xu Erming, and authorize the Board of Directors of the Company to determine his remuneration

		Management	For	*
1.15

Elect Mr. Tse Hau Yin, Aloysius as an Independent Director of the Company, with effect from 09 SEP 2005 and for a term of 3years; authorize any Director of the Company to sign on behalf of the Company the Director’s service contract with Mr. Tse Hau Yin, Aloysius, and authorize the Board of Directors of the Company to determine his remuneration

		Management	For	*
2.1

Re-elect Ms. Zhang Xiuqin as a Supervisor of the Company, with effect from 09 SEP 2005 and for a term of 3 years; authorize any Director of the Company to sign on behalf of the Company the Supervisor’s service contract with Ms. Zhang Xiuqin, and authorize the Supervisory Committee of the Company to determine her remuneration

		Management	For	*
2.2

Re-elect Ms. Zhu Lihao as a Supervisor of the Company, with effect from 09 SEP 2005 and for a term of 3 years; authorize any Director of the Company to sign on behalf of the Company the Supervisor’s service contract with Ms. Zhu Lihao, and authorize the Supervisory Committee of the Company to determine her remuneration

		Management	For	*
2.3

Elect Mr. Li Jian as a Supervisor of the Company, with effect from 09 SEP 2005 and for a term of 3 years; authorize any Director of the Company to sign on behalf of the Company the Supervisor’s service contract with Mr. Li Jian, and authorize the Supervisory Committee of the Company to determine his remuneration

		Management	For	*
2.4

Elect Mr. Xu Cailiao as a Supervisor of the Company, with effect from 09 SEP 2005 and for a term of 3 years; authorize any Director of the Company to sign on behalf of the Company the Supervisor’s service contract with Mr. Xu Cailiao, and authorize the Supervisory Committee of the Company to determine his remuneration

		Management	For	*
S.3.1

Amend Paragraph 2 of Article 21 of the Articles of Association of the Company Articles of Association as specified and authorize the Directors of the Company to take all actions which in their opinion are necessary or desirable to complete the procedures for the approval and/or registration or filing of the aforementioned amendment of the Articles of Association

		Management	Abstain	*
S.3.2

Amend Paragraph 1 of Article 94 of the Articles of Association as specified and authorize the Directors of the Company to take all actions which in their opinion are necessary or desirable to complete the procedures for the approval and/or registration or filing of the aforementioned amendment of the Articles of Association

		Management	Abstain	*
*Management Position Unknown

COMMERCE ASSET-HOLDING BERHAD

Security	Y16902101	Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	10-Sep-2005
ISIN	MYL1023OO000	Agenda	700793739 – Management
Item	Proposal	Type	Vote	For/Against Management

1.

Authorize the Company, subject to the relevant approvals being obtained, for the following transactions: i) the disposal by CIMB Berhad CIMBB to CIMB Group Sdn Bhd CIMBG, a wholly-owned subsidiary of CIMBB of all the assets inclusive of its shareholdings in all its subsidiaries and associated Companies and liabilities of CIMBB for a total consideration based on the consolidated net tangible assets NTA of CIMBB as at the cut-off date to be determined after obtaining all relevant approvals CIMBB Cut-off Date which shall be satisfied through the issuance of an equivalent value of new ordinary shares of MYR 1.00 each in CIMBG at par Proposed CIMBB Acquisition; ii) the disposal by the Company to CIMBG of all the ordinary shares of MYR 1.00 each in Bumiputra-Commerce Bank Berhad BCB held by the Company representing approximately 99.998% of the issued and paid-up share capital of BCB for a total consideration based on approximately 99.998% of the consolidated NTA of BCB as at the cut-off date to be determined after obtaining all relevant approvals BCB Cut-off Date, to be satisfied via the issuance of an equivalent value of new ordinary shares of MYR 1.00 each in CIMBG at par Proposed BCB Acquisition; iii) to make an offer to CIMBB for all ordinary shares of MYR 1.00 each in CIMBG held by CIMBB after the Proposed CIMBB Acquisition and the proposed BCB Acquisition for a total cash consideration to be determined based on MYR 5.50 per issued and paid- up ordinary share of MYR 1.00 each in CIMBB as at the CIMBB cut-off date via a mandatory take-over offer made in accordance with the Code on Take-Overs and Mergers 1998 Proposed CIMBG Acquisition, and authorize the Directors to sign, do and execute all relevant agreements, documents, acts and things as may be required for or in connection with and to give effect to and implement the Proposed CIMBB Acquisition, Proposed BCB Acquisition and Proposed CIMBG Acquisition with full power to assent to any conditions, modifications, variations and /or amendments as may be required by the relevant authorities

		Management	Abstain	*
2.

Approve, subject to the passing of Ordinary Resolution 1 and the approval of the shareholders of CIMBB for the Proposed CIMBB Scheme as specified in the Court Convened Meeting of CIMBB and the approvals of all relevant authorities, including the sanction of the High Court of Malaya Court, the following: I) for CIMBB to propose and implement the Proposed CIMBB Scheme to be made pursuant to Section 176 of the Companies Act, 1965 between CIMBB, the Company and the shareholders of CIMBB other than the Company, upon the terms more particularly specified; II) in accordance with the terms of the Proposed CIMBB Scheme, for CIMBB, to capitalize all sums standing to the credit of the retained earnings account of CIMBB including any realized capital gains from the disposal of assets immediately prior to the Effective Date by allotting and issuing 1 new ordinary share of MYR 1.00 credited as fully paid up for each Ringgit Malaysia standing to the credit of such account Proposed Bonus Issue provided that no new ordinary share shall be credited into the individual securities accounts of the shareholders of CIMBB and the bonus shares shall be dealt with only in accordance with the terms of the Proposed CIMBB Scheme and that the new shares arising from the Proposed Bonus Issue shall upon issue and allotment, rank pari passu in all respects with the existing ordinary shares of CIMBB except that they will not be entitled to any dividends, rights, allotment or other forms of distribution for which the ‘books closure date’ precedes the date of allotment of the new ordinary shares to be issued pursuant to the Proposed Bonus Issue, wherein ‘books closure date’ shall mean the date as at the close of business on which shareholders must be registered in the Record of Depositors of C IMBB in order to participate in any dividend, rights, allotments or other distributions; III) subject to the confirmation of the Court, for CIMBB to effect a capital reduction pursuant to and in accordance with Section 60 and Section 64 of the Companies Act, 1965 by i) the cancellation of the entire issued and paid up capital of CIMBB save for MYR 2.00 to be effected by canceling all ordinary shares of MYR 1.00 each in CIMBB immediately following the implementation of the Proposed Bonus Issue, save for 2 ordinary shares of MYR 1.00 each held by the Company resulting in the paid-up capital of CIMBB being reduced to MYR 2.00 represented by 2 ordinary shares of MYR 1.00 each and ii) the cancellation of all amounts standing to the credit of the share premium account of CIMBB, and applying the entire credit arising there from in repaying in cash to entitled shareholders of CIMBB the sum of MYR 5.50 per ordinary share of CIMBB held immediately prior to the Effective Date; IV) for the Company to undertake the obligations arising from the Proposed CIMBB Scheme; V) for the issuance by the Company of such number of new ordinary shares of MYR 1.00 each in the Company to the shareholders of CIMBB, who have elected via a valid election notice within the election period to accept approximately 1.146 new ordinary shares of the Company at the issue price of MYR 4.80 per ordinary share of the Company for every CIMBB share held immediately prior to the Effective Date as part of the settlement option pursuant to the Proposed CIMBB Scheme; and authorize the Directors of the Company to sign, do and execute all relevant agreements, documents, acts and things as may be required for or in connection with and to give effect to and implement the Proposed CIMBB Scheme including dealing with any fractional share arising with full power to assent to any conditions, modifications, variations and/or amendments in any manner as may be required by the Court or any relevant authority

		Management	Abstain	*
S.3

Approve, subject to the passing of Resolution 1, the change in the name of the Company from Commerce Asset-Holding Berhad to Bumiputra-Commerce Holdings Berhad; and authorize the Directors and Company Secretary to sign, do and execute all relevant documents, acts and things as may be required for or in connection with and to give effect to the change of name with full power to assent to any conditions, modifications, variations and/or amendments as may be required by the relevant authorities

		Management	Abstain	*
*Management Position Unknown

STATE BK INDIA

Security	Y8161Z129	Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	14-Sep-2005
ISIN	INE062A01012	Agenda	700795985 - Management

Item	Proposal	Type	Vote	For/Against Management

1.	Elect 3 Directors to the Central Board of the Bank under the provisions of Section 19 (c) of the State Bank of India Act 1955	Management	For	*
	PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.	Non-Voting

BHARAT ELECTRONICS LTD

Security	Y0881Q117	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	16-Sep-2005
ISIN	INE263A01016	Agenda	700795997 - Management

Item	Proposal	Type	Vote	For/Against Management

1.	Receive and adopt the profit & loss account for the YE 31 MAR 2005 and the balance sheet as at that date and the reports of the Directors and the Auditors thereon	Management	For	*
2.	Declare dividend on equity shares	Management	For	*
3.	Re-appoint Mrs. Rita Menon as a Director, who retires by rotation	Management	For	*
4.	Re-appoint Mr. K.U. Limaye as a Director, who retires by rotation	Management	For	*
5.	Re-appoint Mr. Mohd. Haleem Khan as a Director, who retires by rotation	Management	For	*
6.	Appoint Mr. V.V.R. Sastry as a Director of the Company, who is liable to retire by rotation	Management	For	*
S.7

Authorize the Board of Directors of the Company, pursuant to Section 163 of the Companies Act, 1956 and other applicable provisions, for keeping the register of Members together with the index of Members of the Company at the premises of the Company’s registrars and share transfer agents viz Messrs. Alpha Systems Private Limited, Bangalore instead of at the registered office of the Company and the Company Secretary of the Company to intimate the registrar of Companies, Karnataka in this regard

		Management	For	*
*Management Position Unknown

OIL & NATURAL GAS CORPORATION LTD
Security	Y64606117	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	21-Sep-2005
ISIN	INE213A01011	Agenda	700799767 - Management

Item	Proposal	Type	Vote	For/Against Management

1.

Receive and adopt the audited balance sheet as at 31 MAR 2005, the profit & loss account for the YE on 31 MAR 2005 and the reports of the Board of Directors and Auditors thereon along with review of Comptroller & Auditor General of India

		Management	For	*
2.	Approve to confirm interim dividend and declare a final dividend	Management	For	*
3.	Re-appoint Shri N.K. Mitra as a Director	Management	For	*
4.	Re-appoint Shri N.K. Nayyar as a Director	Management	For	*
5.	Re-appoint Shri P K. Sinha as a Director	Management	For	*
6.	Re-appoint Shri Sunjoy Joshi as a Director	Management	For	*
7.	Re-appoint Shri A.K. Hazarika as a Director	Management	For	*
8.	Approve to fix the remuneration of the Auditors	Management	For	*
S.9

Approve, pursuant to the provisions of Section 163 and other applicable provisions, if any, of the Companies Act, 1956, the register of Members and index of Members, in respect of Shares/Securities issued by the Company and the copies of all annual returns, prepared under Sections 159 and 160, together with the copies of the certificates and documents required to be annexed thereto under Sections 160 and 161, be kept at the office of Registrar & Share transfer agents of the Company viz. Karvy Computershare Private Limited

		Management	For	*
10.

Approve that in supersession of the resolution passed at the second AGM of the Company held on 28 SEP 1995 the consent of the Company granted in terms of the provisions of Section 293 (1) (d) and other applicable provisions, if any, of the Companies Act, 1956, (including any statutory modification(s) or re-enactment thereof, for the time being in force) to the Board of Directors to borrow monies for the business of the Company, whether unsecured or secured, in Indian or Foreign currency or by way of debentures/bonds or any other security(ies), from time to time from any bank(s)/Financial Institution(s) or any other Institution(s), Firms, Body Corporate(s) or other person(s), in India or abroad, apart from temporary loans obtained/to be obtained from the Company’s bankers in the ordinary course of business provided that the sum(s) so borrowed under this resolution and remaining outstanding at any time shall not exceed in the aggregate of INR 20,000 Crore in excess of and in addition to the paid-up capital and free reserves of the Company for the time being; authorize the Board of Directors or any Committee thereof/person(s) authorized by the Board to do all such acts, deeds and things as may be necessary, expedient and desirable for the purpose of giving effect to this resolution

		Management	For	*
*Management Position Unknown

CAFE DE CORAL HOLDINGS LTD

Security	G1744V103	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	22-Sep-2005
ISIN	BMG1744V1037	Agenda	700796533 - Management

Item	Proposal	Type	Vote	For/Against Management

1.	Receive and adopt the audited accounts and the reports of the Directors and Auditors for the YE 31 MAR 2005	Management	For	*
2.	Declare a final dividend	Management	For	*
3.i	Re-elect Mr. Lo Hoi Chun as a Director	Management	For	*
3.ii	Re-elect Mr. Hui Tung Wah, Samuel as a Director	Management	For	*
3.iii	Re-elect Mr. Choi Ngai Min, Michael as a Director	Management	For	*
3.iv	Authorize the Board of Directors to fix their remuneration	Management	For	*
4.	Re-appoint Messrs. PricewaterhouseCoopers as the Auditors of the Company and authorize the Board of Directors to fix their remuneration	Management	For	*
5.

Authorize the Board of Directors to allot, issue and deal with additional shares of the Company not exceeding 20% of the total nominal amount of the issued share capital of the Company as at the date of passing of this resolution

		Management	For	*
6.	Authorize the Board of Directors to repurchase shares in the Company not exceeding 10% of the total nominal amount of the issued share capital of the Company as at the date of this resolution	Management	For	*
7.

Approve, conditional on the passing of Resolutions 5 and 6, to extend the general mandate granted granted under Resolution 5 by adding number of shares repurchased under the Resolution 6 to the number of shares permitted to be allotted and issued

		Management	For	*
8.	Grant options to Mr. Chan Yue Kwong, Mr. Michael and Mr. Lo Hoi Kwong, Sunny both Executive Directors of the Company	Management	For	*
S.9

Amend the Bye-laws of the Company to bring them in line with certain recent change in the Corporate Governance practices as implemented by the rules governing the listing of securities on the Stock Exchange of Hong Kong Limited

		Management	For	*
*Management Position Unknown

BHARAT HEAVY ELECTRICALS LTD

Security	Y0882L117	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	29-Sep-2005
ISIN	INE257A01018	Agenda	700803100 - Management

Item	Proposal	Type	Vote	For/Against Management

1.	Receive and adopt the audited balance sheet of the Company as at 31 MAR 2005 and the profit and loss account for the FYE on that date together with the reports of the Directors and Auditors thereon	Management	For	*
2.	Declare a dividend	Management	For	*
3.	Re-appoint Shri. Ramji Rai as a Director, who retires by rotation	Management	For	*
4.	Re-appoint Shri. S.K. Jain as a Director, who retires by rotation	Management	For	*
5.	Approve to fix the remuneration of the Auditors	Management	For	*
6.	Appoint, pursuant to the provisions of Section 257 of the Companies Act, 1956, Shri. A.K. Mathur as a Director of the Company	Management	For	*
7.	Appoint, pursuant to the provisions of Section 257 of the Companies Act, 1956, Shri. K. Ravi Kumar as a Director of the Company	Management	For	*
8.	Appoint, pursuant to the provisions of Section 257 of the Companies Act, 1956, Dr. Surajit Mitra as a Director of the Company	Management	For	*
9.	Appoint, pursuant to the provisions of Section 257 of the Companies Act, 1956, Shri. C.S. Verma as a Director of the Company	Management	For	*
S.10

Amend, pursuant to Section 31 and other applicable provisions, if any, of the Companies Act, 1956, and subject to the approval of the Department of Heavy Industries and Public Enterprises, Government of India, Articles 69(22), 69(23) and 69(4)(d) of the Articles of Association of the Company as specified

		Management	Abstain	*
*Management Position Unknown

COMPAL ELECTRONICS INC

Security	Y16907100	Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	30-Sep-2005
ISIN	TW0002324001	Agenda	700787205 - Management

Item	Proposal	Type	Vote	For/Against Management

1.	Approve to sell Mobile Communication Business units to Compal Communications ISIN TW0008078007 against common shares of Compal Communications	Management	Abstain	*

PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE IN THE RECORD DATE. IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU

Non-Voting

KEPPEL LAND LTD

Security	V87778102	Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	06-Oct-2005
ISIN	SG1R31002210	Agenda	700804176 - Management

Item	Proposal	Type	Vote	For/Against Management

1.

Approve: the sale of property known as ’Parco Bugis Junction’ together with the plant and certain fixed assets relating thereto by BCH Retail Investment Pte Ltd ’BCHRI’ an associated Company of the Company upon the terms and conditions of the Sale and Purchase Agreement dated 22 JUL 2005 made between BCHRI as the Vendor and HSBC Institutional Trust Services Singapore Limited as the Trustee for CapitMail Trust as the Purchaser as specified, for an aggregate cash consideration of SGD 351.4 million; unless this agreement is automatically terminated pursuant to its terms the sale by Bugis City Holdings Pte Ltd ’BCH’ as associated Company of the Company of its entire holdings of 80% of the issued shares in the capital of BCH Retail Investment Pte Ltd upon the terms and conditions of the Sale and Purchase Agreement dated 22 JUL 2005 made between BCH as the Vendor and CapitaLand Retail SI Investments Pte Ltd. as the Purchaser as specified, for an aggregate cash consideration of approximately SGD 351.4 million subject to the completing and post completion adjustments; and to authorize the Directors of the Company to do and complete all such acts, deeds, documents and things as may be considered necessary or expedient for the purposes of giving effect as the case requires to either of the aforesaid transactions and/or this resolution

		Management	Abstain	*
2.

Approve the purchase by Keppel Land Properties Pte Ltd. ’ KLPPL ’ a wholly- owned subsidiary of the Company or its nominated subsidiary, of the entire issued shares in the capital of BCH Office Investment Pte Ltd upon the terms and conditions of the Sale and Purchase Agreement dated 22 JUL 2005, made between : i) KLPPL as the Purchaser and ii) Bugis City Holdings Pte Ltd and CapitaLand Retail SI Investments Pte Ltd. respectively as the Vendors as specified, for an aggregate cash consideration of approximately SGD 49.0 million subject to completion and post completion adjustments; and authorize the Directors of the Company to do and complete all such acts, deeds, documents and things as may be considered necessary or expedient for the purposes of giving effect to the aforesaid transactions and/or this resolution

		Management	Abstain	*
*Management Position Unknown

EZRA HOLDINGS LTD

Security	Y2401G108	Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	14-Oct-2005
ISIN	SG1O34912152	Agenda	700812818 - Management

Item	Proposal	Type	Vote	For/Against Management

1.

Approve the proposed sale by Lewek Shipping Pte Limited, a wholly owned subsidiary of the Company, to Mount Faber KS the Lessor and leaseback by the Lessor to Emas Offshore Pte Limited, a wholly owned subsidiary of the Company, of the following vessels: (i) a vessel named the Lewek Swan; (ii) a 67-metre 8,000 brake horsepower bhp anchor handling, towing and supply AHTS vessel Yard No. 4860 referred to in Ezra’s announcement released via SGXNET on 06 APR 2004; (iii) a 70-metre 14,000 bhp AHTS vessel Hull No. 60165 referred to in Ezra's announcement released via SGXNET on 23 MAR 2005; and (iv) a 70-metre 14,000 bhp AHTS vessel Hull No. 60169 referred to in Ezra’s announcement released via SGXNET on 23 MAR 2005

		Management	Abstain	*
2.

Authorize any Director of the Company to: (i) execute for and on behalf of the Company any related documents and/or instruments, certificates, notices or an cillary agreements as may be contemplated or required under or associated with or related to the above transactions, including but not limited to the Memorandum of Association as specified, the Bareboat Charterparties as specified and the Charter Guarantees as specified; (ii) take all actions for and on behalf of the Company, as may be necessary or expedient or desirable to perfect, give effect to or implement the above transactions; and (iii) where required, the Common Seal of the Company be affixed onto any documents relating to the above transaction in accordance with the Articles of Association of the Company

		Management	Abstain	*
*Management Position Unknown

CHINA TELECOM CORP LTD

Security	Y1505D102	Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	18-Oct-2005
ISIN	CN0007867483	Agenda	700799301 - Management

Item	Proposal	Type	Vote	For/Against Management

S.1

Approve and ratify to issue short term commercial paper of the Company, pursuant to which the Company may, before the date on which the AGM of the Company for the YE 31 DEC 2005 is held, issue short term commercial paper, in one or more tranches, and with a maximum outstanding repayment amount of RMB 30 billion the Proposal, and the first tranche of issue of short term commercial paper under the Proposal, which is expected to be no more than RMB 10 billion

		Management	For	*
S.2

Authorize the Board of Directors the Board, or any two or more Directors of the Company the Directors to: a) determine the specific terms, conditions and other matters of the Proposal including, but not limited to, the determination of the actual aggregate amount, interest rate, rating, guarantee arrangements and use of proceeds of the Proposal; b) do all such acts which are necessary and incidental to the Proposal including, but not limited to, the securing of approvals, the determination of underwriting arrangements, and the preparation of relevant application documents; c) to take all such steps which are necessary for the purposes of executing the proposal including, but not limited to, the execution of all requisite documentation and the disclosure of relevant information in accordance with applicable laws, taking into consideration the specific needs of the Company and other market conditions, and ratify such acts and steps, to the extent that any of the aforementioned acts and steps have already been undertaken by the Board or the Directors in connection with the proposal

		Management	For	*
*Management Position Unknown

HOPEWELL HLDGS LTD

Security	Y37129148	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	19-Oct-2005
ISIN	HK0054007841	Agenda	700809936 - Management

Item	Proposal	Type	Vote	For/Against Management

1.	Receive and approve the audited financial statements and the reports of the Directors and the Auditors for the YE 30 JUN 2005	Management	For	*
2.	Declare a final dividend	Management	For	*
3.1	Re-elect Mr. Josiah Chin Lai KWOK as a Director	Management	For	*
3.2	Re-elect Mr. Guy Man Guy Wu as a Director	Management	For	*
3.3	Re-elect Lady Ivy Sau Ping KWOK WU as a Director	Management	For	*
3.4	Re-elect Ms. Linda Lai Chuen LOKE as a Director	Management	For	*
3.5	Re-elect Mr. Colin Henry WEIR as a Director	Management	For	*
3.6	Re-elect Mr. Barry Chung Tat MOK as a Director	Management	For	*
3.7	Approve to fix the Directors’ fees	Management	For	*
4.	Re-appoint Messrs. Deloitte Touche Tohmatsu as the Auditors and authorize the Directors to fix their remuneration	Management	For	*
5.1

Authorize the Directors to repurchase ordinary shares of the Company during the relevant period, on The Stock Exchange of Hong Kong Limited the Stock Exchange or any other stock exchange on which the shares of the Company may be listed and recognized by the Securities and Futures Commission of Hong Kong Code and the Stock Exchange for this purposes, subject to and in accordance with all applicable laws and requirements of the Rules Governing the Listing of Securities on the Stock Exchange or of any other stock exchange as amended from time to time, not exceeding 10% of the aggregate nominal amount of the issued share capital of the Company in issue as at the date of the passing of this resolution; Authority expires the earlier of the conclusion of the next AGM of the Company; the expiration of the period within which the next AGM of the Company is to be held by law or the date on which the authority set out in this resolution is revoked or varied by an ordinary resolution of the shareholders in general meeting

		Management	For	*
5.2

Authorize the Directors to allot, issue and deal with additional shares of the Company and make or grant offers, agreements or options including warrants, bonds, debentures, notes and other securities which carry rights to subscribe for or are convertible into shares of the Company during and after the relevant period, not exceeding 20% of the aggregate nominal amount of the issued share capital of the Company, otherwise than pursuant to any scrip dividend pursuant to the Articles of Association of the Company or rights issue or the exercise of subscription or conversion rights under any warrants, bonds, debentures, notes and other securities issued by the Company or the exercise of any share option scheme; Authority expires the earlier of the conclusion of the next AGM of the Company; the expiration of the period within which the next AGM is to be held by law or the date on which the authority set out in this resolution is revoked or varied by an ordinary resolution of the shareholders in general meeting

		Management	For	*
5.3

Approve to extend the general mandate granted to the Directors to allot shares pursuant to Resolution 5.2, by the addition thereto of an amount representing the aggregate nominal amount of the share capital of the Company repurchased by the Company under the authority granted pursuant to Resolution 5.1, provided that such extended amount shall not exceed 10% of the aggregate nominal amount of the share capital of the Company in issue as at the date of passing this resolution

		Management	For	*
S.6	Amend the Article 94, Article 103, Article 106, Article 117 of Articles of Association of the Company as specified	Management	Abstain	*
*Management Position Unknown

BERJAYA SPORTS TOTO BHD

Security	Y0849N107	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	19-Oct-2005
ISIN	MYL1562OO007	Agenda	700810612 - Management

Item	Proposal	Type	Vote	For/Against Management

1.	Receive and adopt the audited financial statements of the Company for the YE 30 APR 2005 and the Directors’ and the Auditors’ reports thereon	Management	For	*
2.	Approve the payment of the Directors’ fees amounting to MYR 135,000 for the YE 30 APR 2005	Management	For	*
3.	Re-elect Mr. Tan Sri Dato’ Seri Vincent Tan Chee Yioun as a Director, who retires pursuant to the Article 98(A) of the Company’s Articles of Association	Management	For	*
4.	Re-elect Mr. Ng Foo Leong as a Director, who retires pursuant to the Article 98(A) of the Company’s Articles of Association	Management	For	*
5.	Re-elect Mr. Chan Kien Sing as a Director, who retires pursuant to the Article 98(A) of the Company’s Articles of Association	Management	For	*
6.	Re-appoint Mr. Tan Sri Dato’ Thong Yaw Hong as a Director of the Company to hold office until the conclusion of the next AGM of the Company pursuant to Section 129(6) of the Companies Act, 1965	Management	For	*
7.	Re-appoint Mr. Tan Sri Dato’ Jaffar Bin Abdul as a Director of the Company to hold office until the conclusion of the next AGM of the Company pursuant to Section 129(6) of the Companies Act, 1965	Management	For	*
8.	Re-appoint Messrs. Ernst & Young as the Auditors and authorize the Directors to fix their remuneration	Management	For	*
9.

Authorize the Directors, subject to the Companies Act, 1965, the Articles of Association of the Company and the approvals of the relevant governmental/regulatory authorities, pursuant to Section 132D of the Companies Act, 1965, to issue shares in the Company from time to time and upon such terms and conditions and for such purposes as the Directors may deem fit provided that the aggregate number of shares issued pursuant to this resolution does not exceed 10% of the issued share capital of the Company for the time being; Authority expires at the conclusion of the next AGM of the Company

		Management	For	*
10.

Authorize the Company and its subsidiaries, subject to the provisions of the Listing Requirements of Bursa Malaysia Securities Berhad, to enter into recurrent related party transactions of a revenue or trading nature with the related parties as specified which are necessary for the day-to-day operations and/or in the ordinary course of business of the Company and its subsidiaries on terms not more favorable to the related parties than those generally available to the public and are not detrimental to the minority shareholders of the Company; Authority expires at the earlier of the conclusion of the next AGM of the Company or the expiration of the period within which the next AGM is required to be held pursuant to Section 143(1) of the Companies Act, 1965 but shall not extend to such extension as may be allowed pursuant to Section 143(2) of the Companies Act, 1965; and authorize the Directors of the Company and its subsidiaries to complete and do all such acts and things including executing such documents as may be required to give effect to such transactions as authorized by this ordinary resolution

		Management	Abstain	*
11.

Authorize the Directors of the Company, subject always to the Companies Act, 1965 Act, rules, regulations and orders made pursuant to the Act, provisions of the Company’s Memorandum and Articles of Association and the requirements of Bursa Malaysia Securities Berhad Bursa Securities and any other relevant authority, to make purchases of ordinary shares in the Company’s issued and paid-up ordinary share capital through Bursa Securities and to take all such steps as are necessary including the opening and maintaining of a central depositories account under the Securities Industry (Central Depositories) Act, 1991 and enter into any agreements, arrangements and guarantees with any party or parties to implement, finalize and give full effect to the aforesaid purchase with full powers to assent to any conditions, modifications, revaluations, variations and/or amendments if any as may be imposed by the relevant authorities from time to time and to do all such acts and things in the best interests of the Company, subject further to the following: 1) the maximum number of ordinary shares which may be purchased and held by the Company shall be equivalent to 10% of the existing total issued and paid-up share capital of the Company inclusive of the 85,000,000 ordinary shares already purchased and retained as treasury shares; and 2) the maximum funds to be allocated by the Company for the purpose of purchasing the ordinary shares shall not exceed the total retained profit and share premium of the Company; Authority expires at the earlier of the conclusion of the next AGM of the Company or the expiration of the period within which the next AGM after that date is required to be held by law ; and, upon completion of the purchase(s) of the ordinary shares or any part thereof by the Company, to cancel all the shares so purchased, retain all the shares as treasury shares for future re-sale or for distribution as dividend to the shareholders of the Company or retain part thereof as treasury shares and subsequently canceling the balance, and in any other manner as prescribed by the Act, rules, regulations and orders made pursuant to the Act and the requirements of Bursa Securities and any other relevant authority for the time being in force

		Management	Abstain	*
*Management Position Unknown

VICTORY CITY INTERNATIONAL HOLDINGS LTD

Security	G9358Q146	Meeting Type	Special General Meeting
Ticker Symbol		Meeting Date	20-Oct-2005
ISIN	BMG9358Q1463	Agenda	700814038 - Management

Item	Proposal	Type	Vote	For/Against Management

1.

Approve the master supply agreement Master Supply Agreement dated 09 SEP 2005 and entered into between Nanjing Synergy Textiles Limited and the transactions contemplated thereby, and relevant expected annual copped amounts of the transactions contemplated under the Master Supply Agreement for the period from the date of the Master Supply Agreement to 31 MAR 2006 and the 2 years ending 31 MAR 2008 as specified and authorize the Director of the Company to take any step as they consider necessary, desirable or expedient in connection with the Master Supply Agreement or any of the transactions contemplated thereby

		Management	Abstain	*
*Management Position Unknown

RELIANCE INDS LTD

Security	Y72596102	Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	21-Oct-2005
ISIN	INE002A01018	Agenda	700808821 - Management

Item	Proposal	Type	Vote	For/Against Management

	PLEASE NOTE THAT THIS IS COURT MEETING, THANK YOU	Non-Voting
1.

Approve the Scheme of Arrangement, with or without modifications, between Reliance Industries Limited, Reliance Energy Ventures Limited, Global Fuel Management Services Limited, Reliance Capital Ventures Limited and Reliance Communication Ventures Limited and their respective shareholders and creditors

		Management	For	*
*Management Position Unknown

IOI CORPORATION BHD

Security	Y41763106	Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	28-Oct-2005
ISIN	MYL1961OO001	Agenda	700811347 - Management

Item	Proposal	Type	Vote	For/Against Management

1.

Approve to the Directors, subject to the approval-in-principle of Bursa Securities for the listing of and quotation for the new shares be issued: to establish and administer the Executive Share Option Scheme for the benefit of eligible executives Eligible Executives referred to in Section 2 in Part A of the Circular to shareholders dated 27 SEP 2005 Circular and to adopt the by-laws of the Proposed ESOS which are set out in Appendix I of the Circular By-Laws and to take all such necessary steps to give effect to the proposed ESOS; to allot and issue from time to time such number of new shares as may be require d to be issued upon the exercise of the options granted under the Proposed ESOS Options and any adjustments under the proposed ESOS provided that the aggregate number of new shares to be allotted and issued pursuant to this resolution shall not exceed 10% of the total issued and paid-up share capital of the Company at any time and from time to time during the duration of the Proposed ESOS and that such new shares shall, upon allotment and issue, be subject to al l provisions of the Articles of Association of the Company and rank pari passu in all respects with the then existing ordinary shares except they shall not be entitled to any dividends, rights, allotments and/or other distributions that may be declared, where the record date precedes the date of allotment of the said shares; to make the necessary applications and do all things necessary at the appropriate time or times to Bursa securities for the listing of and quotation for the new shares which may from time to time be allotted and issued pursuant to the proposed ESOS; and to modify and/or amend the By-Laws from time to time provided that such modifications and/or amendments are effected in accordance with the provisions of the By-Laws; authorize the Directors of the Company to take all such steps and do all acts, deeds and things and execute, sign and deliver on behalf of the Company all necessary documents to give full effect to or for implementing the Proposed ESOS with full power to assent to any condition, modification, variation and/or amendment in any manner as may be required by any relevant authorities and/or as may be deemed by the Directors of the Company to be necessary in the best interest of the Company

		Management	For	*
2.

Approve, subject to the passing of Ordinary Resolution 1, to the Directors of the Company at any time and from time to time to offer and to grant Tan Sri Dato’ Lee Shin Cheng, an Executive Director of the Company, Options to subscribe for the new shares available under the Proposed ESOS and if such Options are accepted and exercised, to allot and issue such number of new shares to him under the Proposed ESOS, subject always to: a the number of shares allocated, in aggregate, to Executive Directors and senior management shall not exceed 50% of the total new shares that are available to be issued under the Proposed ESOS; b the number of new shares allocated to Tan Sri Dato’ Lee Shin Cheng, who either singularly or collectively through persons connected with him as defined under the Listing Requirements holds 20% or more in the issued and paid-up capital of the Company, shall not exceed 10% of the total new shares that are available to be issued under the Proposed ESOS; and c the number of new shares allocated to Tan Sri Dato’ Lee Shin Cheng under the Proposed ESOS shall not exceed three million 3,000,000 shares, subject always to the terms and conditions and/or any adjustments which may be made in accordance with the provisions of the By-Laws

		Management	For	*
3.

Approve, subject to the passing of Ordinary Resolution 1, to the Directors of the Company at any time and from time to time to offer and to grant Dato’ Lee Yeow Chor, an Executive Director of the Company, Options to subscribe for the new shares available under the Proposed ESOS and if such Options are accepted and exercised, to allot and issue such number of new shares to him under the Proposed ESOS, subject always to: the number of shares allocated, in aggregate , to Executive Directors and senior management shall not exceed 50% of the total new shares that are available to be issued under the proposed ESOS; the number of new shares allocated to Dato’ Lee Yeow Chor, who either singularly or collectively through persons connected with him as defined under the Listing Requirements holds 20% or more in the issued and paid-up capital of the Company, shall not exceed 10% of the total new shares that are available to be issued under the Proposed ESOS; and c the number of new shares allocated to Dato’ Lee Yeow Chor under the Proposed ESOS shall not exceed one million and two hundred thousand 1,200,000 shares, subject always to the terms and conditions an d/or any adjustments which may be made in accordance with the provisions of the By-Laws

		Management	For	*
4.

Approve, subject to the passing of Ordinary Resolution 1, to the Directors of the Company at any time and from time to time to offer and to grant Dato’Yeo How, an Executive Director of the Company, Options to subscribe for the new shares available under the proposed ESOS and if such Options are accepted and exercised, to allot and issue such number of new shares to him under the Proposed ESOS, subject always to: a the number of shares allocated, in aggregate, to Executive Directors and senior management shall not exceed 50% of the total new shares that are available to be issued under the Proposed ESOS; and b the number of new shares allocated to Dato’Yeo How under the Proposed ESOS shall not exceed one million and two hundred thousand 1,200,000 shares, subject always to the terms and conditions and/or any adjustments which may be made in accordance with the provisions of the By-Laws

		Management	For	*
5.

Approve, subject to the passing of Ordinary Resolution 1, to the Directors of the Company at any time and from time to time to offer and to grant Mr. Lee Cheng Leang, an Executive Director of the Company, Options to subscribe for the new shares available under the Proposed ESOS and if such Options are accepted and exercised, to allot and issue such number of new shares to him under the Proposed ESOS, subject always to: a the number of shares allocated, in aggregate, to Executive Directors and senior management shall not exceed 50% of the total new shares that are available to be issued under the Proposed ESOS; and b the number of new shares allocated to Mr. Lee Cheng Leang under the Proposed ESOS shall not exceed eight hundred thousand 800,000 shares, Subject always t o the terms and conditions and/or any adjustments which may be made in accordance with the provisions of the By-Laws

		Management	For	*
6.

Authorize, subject to Ordinary Resolution 1 above being passed and the approvals of all relevant authorities, the Board of Directors of the Company to at any time and from time to time offer and grant to Lee Yeow Seng, Lee Yoke Ling, Lee Yoke Har, Lee Yoke Hean and Lee Yoke Hui, all Eligible Executives of the Company and persons connected to Tan Sri Dato’ Lee Shin Cheng and Dato’ Lee Yeow Chor, Options pursuant to the Proposed ESOS to subscribe for new ordinary shares in the Company in accordance with the provisions of the By-Laws of the proposed ESOS provided that: the number of new shares allocated to an individual Eligible Executive, who either singularly or collectively through persons connected with him/her as defined under the Listing Requirements holds 20% or more in the issued and paid- up capital of the Company, shall not exceed 10% of the total new shares that are available to be issued under the proposed ESOS; the specific entitlement of Lee Yeow Seng, Lee Yoke Ling, Lee Yoke Har, Lee Yoke Hean and Lee Yoke Hui, will be determined at the sole and absolute discretion of the Option Committee as set up pursuant to the By-Laws after taking into consideration his/her length of service and his/her performance in the Group as provided in the By-Laws or such other matters which the Option Committee may in its sole and absolute discretion deem fit; and iii the number of shares shall be subject always to such terms and conditions and/or adjustment which may be made under the provisions of the By-Laws of the proposed ESOS

		Management	For	*
7.

Approve, subject to the Companies Act, 1965 the Act, the Memorandum and Articles of Association of the Company and the requirements of the Bursa Securities, to the Company and its subsidiaries to enter into the arrangements and/or transactions involving the interest of Directors, Major Shareholders or persons connected with the Directors or major shareholders of the Company and its subsidiaries Related Parties, as detailed in Section 2.2 in Part B of the Circular provided that such arrangements and/or transactions are: recurrent transactions of revenue or trading nature; necessary for day-to-day operations; and carried out in the ordinary course of business on normal commercial terms which are not more favorable to the related party than those generally available to the public and are not to the detriment of the minority shareholders of the Company, and authority conferred by this resolution will commence immediately upon the passing of this Ordinary Resolution until: the conclusion of the annual general meeting of the Company following the general meeting at which this proposed shareholders’ Mandate was passed, at which time the approval granted by this proposed shareholders’ Mandate will lapse, unless by a resolution passed at that meeting, the authority is renewed; the expiration of the period with in which the next annual general meeting following the general meeting at which this proposed shareholders’ mandate was passed is required to be held pursuant to Section 143(1) of the Act, but shall not extend to such extension as may be allowed pursuant to Section 143(2) of the Act ; or revoked or varied by resolution passed by the shareholders in general meeting, whichever is the earlier, and authorize the Directors of the Company to complete and do all acts and things as they may consider expedient or necessary to give effect to Share holders’ mandate

		Management	Abstain	*
*Management Position Unknown

IOI CORPORATION BHD

Security	Y41763106	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	28-Oct-2005
ISIN	MYL1961OO001	Agenda	700811450 - Management

Item	Proposal	Type	Vote	For/Against Management

1.	Receive and adopt the audited financial statements for the FYE 30 JUN 2005 and the reports of the Directors and the Auditors thereon	Management	For	*
2.A	Re-elect Mr. Tan Sri Dato’ Lee Shin Cheng as a Director, who retires by rotation pursuant to Article 101 of the Company’s Articles of Association	Management	For	*
2.B	Re-elect Mr. Dato’ Yeo How as a Director, who retires by rotation pursuant to Article 101 of the Company’s Articles of Association	Management	For	*
3.	Re-appoint Mr. Chan Fong Ann as a Director of the Company, who retires pursuant to Section 129(2) of the Companies Act 1965 until the conclusion of the next AGM	Management	For	*
4.	Approve to increase the payment of Directors’ fees to RMB 350,000 to be divided among the Directors in such manner as the Directors may determined	Management	For	*
5.	Re-appoint BDO Binder, the retiring Auditors and authorize the Directors to fix their remuneration	Management	For	*
6.1

Authorize the Directors, pursuant to Section 132D of the Companies Act, 1965 and subject to the approval of the relevant authorities, to allot and issue shares in the Company from time to time and upon such terms and conditions and for such purposes as they may deem fit, provided that the aggregate number of shares to be issued pursuant to this resolution does not exceed 10% of the issued share capital for the time being of the Company; Authority expires until the conclusion of the next AGM of the Company; and also to obtain the approval from Bursa Malaysia Securities Berhad Bursa Securities for the listing of and quotation for the additional shares so issued

		Management	For	*
6.2

Authorize the Company, subject to compliance with applicable laws, regulations and the approval of all relevant authorities, to utilize up to the aggregate of the Company’s latest audited retained earnings and share premium account to purchase up to 10% of the issued and paid-up ordinary share capital of the Company Proposed Purchase as may be determined by the Directors of the Company from time to time through Bursa Securities upon such terms and conditions as the Directors may deem fit and expedient in the interest of the Company; approve the shares of the Company to be purchased are to be cancelled and/or retained as treasury shares and distributed as dividends or resold on Bursa Securities at the discretion of the Directors of the Company; authorize Directors of the Company to do all acts and things to give effect to the proposed purchase with full powers to assent to any condition, modification, revaluation, variation and/or amendment if any as may be imposed by the relevant authorities and /or do all such acts and things as the Directors may deem fit and expedient in the best interest of the Company; Authority expires until the conclusion of the next AGM of the Company at which time the authority shall lapse unless by ordinary resolution passed at a general meeting, the authority is renewed either unconditionally or subject to conditions; or the expiration of the period within which the next AGM after that date is required by law to be held in accordance with the provisions of the Listing Requirements of Bursa Securities or any other relevant authorities

		Management	For	*
6.3

Approve to renew the shareholders’ Mandate for the Company and its subsidiaries to enter into recurrent related party transactions of a revenue or trading nature which are necessary for day-to-day operations involving the interest of Directors, as specified subject to the following: a) the transactions are carried out in the ordinary course of business on normal commercial terms which are not more favourable to the related parties than those generally available to the public and are not to the detriment of the minority shareholders of the Company; and b) disclosure is made in the annual report of the aggregate value of the transactions conducted pursuant to the shareholders’ Mandate during the FY; authority expires until the conclusion of the next AGM of the Company, or the expiration of the period within which the next AGM after the date it is required to be held pursuant to Section 143(1) of the Companies Act, 1965 Act but shall not extend to such extension as may be allowed pursuant to Section 143(2) of the Act ; authorize the Directors of the Company to complete and do all such acts and things as they may consider expedient or necessary to give effect to the proposed renewal of shareholders’ mandate

		Management	For	*
7.	Transact any other business	Other	For	*
*Management Position Unknown

JIANGXI COPPER CO LTD

Security	Y4446C100	Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	01-Nov-2005
ISIN	CN0009070615	Agenda	700807095 - Management

Item	Proposal	Type	Vote	For/Against Management

S.1

Approve subject to the filing with the People’s Bank of China for the proposed issue of a short-term debenture in a maximum accumulated repayment amount of not more than RMB 2,000,000,000 the Short-Term Debenture, (i) the issue of t he Short-Term Debenture in various trenches or revolving during a period as specified in the notice to be issued by the People’s Bank of China in respect of the Short-Term Debenture and be implemented in accordance with the following terms, (a) the term of the Short-Term Debenture shall be within one year, (b) the interest rate of the Short-Term Debenture shall be determined by reference to the market conditions or by reference to the interest rate for the corresponding period as quoted by People’s Bank of China, (c) the Short-Term Debenture shall be issued within the debenture market which is mainly participated by institutional investors comprising commercial banks and financial institutions under the supervision of the People’s Bank of China in the People’s Republic of China but excluding Hong Kong Special Administrative Region and Macau Special Administrative Region the PRC, the Short-Term Debenture will not be offered to individual investors, (d) the proceeds from the issue of Short-Term Debenture will be used in the production activities of the Company; and (ii) authorize the board of directors to determine and finalize the details, terms and conditions including the final maximum accumulated repayment amount of the Short-Term Debenture of, and all relevant matters in connection with, the proposed issue of Short-Term Debenture by the Company by reference to the financial position of the Company and the market conditions, and to sign all such documents, make all required or appropriate information disclosures and/or do all such things and acts as are considered necessary or expedient and in the interest of the Company for the purpose of effecting or otherwise in connection with its proposed issue of Short- Term Debenture or any matter incidental thereto

		Management	For	*
2.

Approve the resignation of Mr. Du Xinmin as an Executive Director of the Company with effect from the date on which this resolution is passed; and authorize the Board of Directors of the Company to sign all documents, agreement and to do all such acts and things to give effect to such matters

		Management	For	*
3.

Elect Mr. Wu Jinxing as an Executive Director of the Company to hold office from the date on which this resolution is passed until the date of the AGM of the Company for the year ended 31 DEC 2005; and authorize the Board of Directors of the Company to enter into a service contract with Mr. Wu Jinxing on and subject to such terms and conditions as the Board of Directors of the Company shall think fit and to do all such acts and things to give effect to such matters

		Management	For	*
4.

Ratify the establishment of a remuneration committee of the Company the Remuneration Committee comprising 1 Executive Director and 4 Independent Non-executive Directors of the Company for the purpose of setting up and governing the policy on remuneration of Executive Directors of the Company, to fix the remuneration packages for all Directors of the Company and to perform the duties as required under the Rules Governing the Listing of Securities on the Stock Exchange of Hong Kong Limited or such other duties as may be designated by the Board of Directors of the Company; and authorize the Board of Directors of the Company to sign all documents and to do all such acts and things to give effect to such the establishment of the Remuneration Committee

		Management	For	*
*Management Position Unknown

SHANGHAI JINJIANG INTERNATIONAL HOTEL DEVELOPMENT

Security	Y7687T104	Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	02-Nov-2005
ISIN	CN0008935859	Agenda	700813442 - Management

Item	Proposal	Type	Vote	For/Against Management

1.	Approve to increase the investment in a Company	Management	Abstain	*
2.	Approve to change the Directors	Management	Abstain	*
*Management Position Unknown

EMPEROR ENTMT HOTEL LTD

Security	G31389102	Meeting Type	Special General Meeting
Ticker Symbol		Meeting Date	02-Nov-2005
ISIN	BMG313891027	Agenda	700817414 - Management

Item	Proposal	Type	Vote	For/Against Management

S.1

Approve, subject to compliance with Section 46(2) of the Companies Act 1981 of Bermuda, the amount as at 31 MAR 2005 standing to the credit of the share premium account of the Company in the sum of approximately HKD 1,254,982,000 be cancelled Share Premium Cancellation and authorize the Directors to apply part of the credit arising from the Share Premium Cancellation to eliminate the accumulated losses of the Company as at 31 MAR 2005 in the sum of approximately HKD 711,552,000 in full and the remaining balance of the credit arising there from in the sum of approximately HKD 543,430,000 be credited to the contributed surplus account of the Company; and to do all such acts and things as they may consider necessary, desirable or expedient to implement and/or to give effect to the Share Premium Cancellation and the applications of the credits which will be released thereby

		Management	For	*
*Management Position Unknown

ADVANTECH CO LTD

Security	Y0017P108	Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	18-Nov-2005
ISIN	TW0002395001	Agenda	700813810 - Management

Item	Proposal	Type	Vote	For/Against Management

1.	Approve the Strategic Alliance with Asustek Computer Inc. -TW0002357001 on 30 SEP 2005 and also agree to issue new shares in exchange for the shares of Asustek	Management	For	*
*Management Position Unknown

PT BANK CENTRAL ASIA TBK

Security	Y7123P120	Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	25-Nov-2005
ISIN	ID1000098403	Agenda	700835068 - Management

Item	Proposal	Type	Vote	For/Against Management

1.	Approve the Plan of the Board of Directors to enter into a long term lease transaction of office building with PT Grand Indonesia	Management	For	*
*Management Position Unknown

BHARTI TELE-VENTURES LTD

Security	Y0885K108	Meeting Type	Other Meeting
Ticker Symbol		Meeting Date	26-Nov-2005
ISIN	INE397D01016	Agenda	700827477 - Management

Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS A POSTAL MEETING ANNOUNCEMENT. A PHYSICAL MEETING IS NOT BEING HELD FOR THIS COMPANY. THEREFORE, MEETING ATTENDANCE REQUESTS ARE NOT VALID FOR THIS MEETING. IF YOU WISH TO VOTE, YOU MUST RETURN YOUR INSTRUCTIONS BY THE INDICATED CUTOFF DATE. THANK YOU.

Non-Voting
s.1

Approve, pursuant to the applicable provisions of the Foreign Exchange Management Act, 1999 FEMA , the Companies Act, 1956 and all other applicable rules, regulations, guidelines, laws including any statutory modification or re-enactment thereof for the time being in force and subject to all applicable approvals, permissions and sanctions and subject to such conditions as may be prescribed by any of the concerned authorities while granting such approvals, permissions, sanctions, which may be agreed by the Board of Directors of the Company which term shall include a Committee of the Board of Directors for the time being exercising the powers conferred by the Board of Directors hereinafter referred to as the Board, for the investment by the Foreign Institutional Investors including their sub-accounts hereinafter referred to as FIIs in the shares or debentures convertible into shares or any other security of the Company by way of purchases or acquisition from the market under the Portfolio Investment Scheme under FEMA and subject to the condition that the total holding of all the FIIs put together shall not exceed the Sectoral cap as may be prescribed by the Government/Statutory authority from time to time; the investments by FHs in the equity share capital of the Company exceeding 24% of the paid up equity share capital of the Company and upto the sectoral cap as applicable from time to time made from time to time; authorize the Board of Directors which term shall be deemed to include any Committee of the Board to do all such acts, deeds and things and execute all documents, deeds or writings as may be necessary, proper or expedient for the purpose of giving effect to the above resolution and for matters connected therewith or incidental thereto

		Management	For	*
	PLEASE NOTE THAT THIS IS AN SGM. THANK YOU.	Non-Voting

CHINA VANKE CO LTD

Security	Y77421108	Meeting Type	Special General Meeting
Ticker Symbol		Meeting Date	01-Dec-2005
ISIN	CN0008879206	Agenda	700831426 - Management

Item	Proposal	Type	Vote	For/Against Management

1.	Approve to issue the short-term financing bills	Management	Abstain	*
2.	Elect the Supervisory Committee	Management	For	*
*Management Position Unknown

ESPRIT HOLDINGS LTD

Security	G3122U129	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	02-Dec-2005
ISIN	BMG3122U1291	Agenda	700822794 - Management

Item	Proposal	Type	Vote	For/Against Management

1.	Receive and approve the audited consolidated financial statements and the reports of the Directors and the Auditors of the Group for the YE 30 JUN 2005	Management	For	*
2.	Approve a final dividend of 66 Hong Kong cents for the YE 30 JUN 2005	Management	For	*
3.	Approve a special dividend of 84 Hong Kong cents for the YE 30 JUN 2005	Management	For	*
4.I	Re-elect Mr. Michael Ying Lee Yuen as a Director and authorize the Directors to fix their remuneration	Management	For	*
4.II	Re-elect Mr. Thomas Johannes Grote as a Director and authorize the Directors to fix their remuneration	Management	For	*
4.III	Re-elect Mr. Raymond Or Ching Fai as a Director and authorize the Directors to fix their remuneration	Management	For	*
5.	Re-appoint PricewaterhouseCoopers as the Auditors and authorize the Directors of the Company to fix their remuneration	Management	For	*
6.

Authorize the Directors to purchase shares in the capital of the Company during the relevant period, subject to and in accordance with all applicable laws and regulations, not exceeding 10% of the total nominal amount of the share capital of the Company, and the total number of any securities which carry a right to subscribe for or purchase shares; Authority expires the earlier of the conclusion of the next AGM or the expiration of the period within which the next AGM is required by the Bye-Laws of the Company or any applicable laws to be held

		Management	For	*
7.

Authorize the Directors of the Company to allot, issue and deal with additional shares in the capital of the Company and make or grant offers, agreements and options during and after the relevant period, not exceeding 20% of the nominal amount of the share capital of the Company in issue on the date of passing of this resolution provided that the aggregate nominal amount of the shares of any class so allotted or so agreed conditionally or unconditionally to be allotted pursuant to this resolution solely fore cash and unrelated to any asset acquisition shall not exceed 5% of the aggregate nominal amount of the shares of that class in issue at the date of passing this resolution or otherwise that pursuant to: i) a rights issue; or ii) any option scheme or similar arrangement of the Company for the granting or issuance of shares or rights to acquire shares; or iii) the exercise of any share option scheme or similar arrangement; or iv) any scrip dividend or similar arrangement providing for the allotment of shares in lieu of the whole or part of a dividend on shares of the Company in accordance with the Bye-Laws of the Company; Authority expires at the conclusion of the next AGM of the Company or the expiration of the period within which the next AGM of the Company is required to be held by the Bye-Laws of the Company or any applicable laws to be held

		Management	For	*
8.

Approve, subject to the passing of Resolutions 6 and 7, to extend the general mandate granted to the Directors to allot, issue and deal with the shares pursuant to Resolution 7, by an amount representing the aggregate nominal amount of the share capital repurchased pursuant to Resolution 6, provided that such amount does not exceed 10% of the aggregate nominal amount of the issued share capital of the Company in issue on the date of passing this resolution

		Management	For	*
9.

Approve that, subject to and conditional upon the Listing Committee of the Stock Exchange of Hong Kong Limited to refresh the existing limit under the Share Option Scheme adopted on 26 NOV 2001, provided that the aggregate nominal amount of share capital of the Company to be allotted and issued pursuant to the exercise of options under the Scheme does not exceed 5% of the aggregate nominal amount of share capital in issue and authorize the Directors of the Company, subject to and in accordance with all applicable laws and regulations, to grant options under the existing share option scheme to this limit and allot, issue and deal with shares of the Company

		Management	For	*
S.10	Amend the Bye-Laws 66, 86(2), 87 and 104 (2) of the Company as specified	Management	Abstain	*
*Management Position Unknown

SUN HUNG KAI PROPERTIES LTD

Security	Y82594121	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	08-Dec-2005
ISIN	HK0016000132	Agenda	700817527 - Management

Item	Proposal	Type	Vote	For/Against Management

1.	Receive and approve the report of the Directors and the audited accounts for the YE 30 JUN 2005	Management	For	*
2.	Declare a final dividend	Management	For	*
3.1.A	Re-elect Dr. Li Ka-Cheung, Eric as a Director	Management	For	*
3.1.B	Re-elect Professor Wong Yue-Chim, Richard as a Director	Management	For	*
3.1.C	Re-elect Dr. Lee Shau-Kee as a Director	Management	For	*
3.1.D	Re-elect Mr. Chan Kui-Yuen, Thomas as a Director	Management	For	*
3.1.E	Re-elect Mr. Chan Kui-Ming as a Director	Management	For	*
3.1.F	Re-elect Mr. Kwong Chun as a Director	Management	For	*
3.1.G	Re-elect Mr. Wong Yick-Kam, Michael as a Director	Management	For	*
3.1.H	Re-elect Mr. Wong Chik-Wing, Mike as a Director	Management	For	*
3.2	Approve to fix the Directors’ remuneration	Management	For	*
4.	Re-appoint the Auditors and authorize the Board of Directors of the Company to fix their remuneration	Management	For	*
5.

Authorize the Directors of the Company to repurchase shares of the Company during the relevant period, on The Stock Exchange of Hong Kong Limited or any other stock exchange recognized for this purpose by the Securities and Futures Commission of Hong Kong and The Stock Exchange of Hong Kong Limited under the Hong Kong Code on share repurchases, pursuant to the approval of this resolution, not exceeding 10% of the aggregate nominal amount of the issued share capital of the Company; Authority expires the earlier of the conclusion of next AGM of the Company or the expiration of the period within which the next AGM of the Company is to be held by its Articles of Association or by the Laws of Hong Kong

		Management	For	*
6.

Authorize the Directors, in addition to any other authority, to allot, issue and deal with additional shares in the capital of the Company and make or grant offers, agreements and options, including warrants, during and after the relevant period, not exceeding 10% of the aggregate nominal amount of the issued share capital of the Company; plus b) the nominal amount of share capital repurchased by the Company up to 10% of the aggregate nominal amount of the issued share capital of the Company , otherwise than pursuant to i) a rights issue; or ii) any option scheme or similar arrangement for the time being adopted for the grant or issue to officers and/or employees of the Company and/or any of its subsidiaries of shares or rights to acquire shares of the Company; or iii) any scrip dividend or similar arrangement providing for the allotment of shares in lieu of the whole or part of a dividend on shares of the Company in accordance with the Articles of Association of the Company; Authority expires the earlier of the conclusion of the next AGM of the Company or the expiration of the period within which the next AGM is required by its Articles of Association or by the Laws of Hong Kong to be held

		Management	For	*
7.	Authorize the Directors to exercise the powers of the Company referred to in Resolution 6 in the notice convening this meeting in respect of the share capital of the Company	Management	For	*
*Management Position Unknown

CHINATRUST FINANCIAL HOLDINGS COMPANY LTD

Security	Y15093100	Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	08-Dec-2005
ISIN	TW0002891009	Agenda	700825524 - Management

Item	Proposal	Type	Vote	For/Against Management

A.1	Approve to issue preferred B shares of TWD 20 billion via Private Placed Right Issue	Management	For	*
B.1	Amend the Articles of Incorporation	Management	Abstain	*
B.2	Any other motions	Other	For	*
*Management Position Unknown

PUNJAB NATIONAL BANK

Security	Y7162Z104	Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	12-Dec-2005
ISIN	INE160A01014	Agenda	700822198 - Management

Item	Proposal	Type	Vote	For/Against Management

1.

Elect three Directors from amongst shareholders other than the Central Government pursuant to Section 9(3)(i) of the Act read with the Scheme and the Regulations as Directors of the Bank to assume office from the date following the date of this meeting and hold office until the completion of a period of three years from the date of such assumption

		Management	For	*
*Management Position Unknown

PUNJAB NATIONAL BANK

Security	Y7162Z104	Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	12-Dec-2005
ISIN	INE160A01014	Agenda	700849029 - Management

Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING 267856 DUE TO CHANGE IN THE ADDITIONAL RESOLUTIONS. ALL VOTES RECEIVED ON THE PREVIOUS MEETING WILL BE DIS REGARDED AND YOU WILL NEED TO REINSTRUCT ON THIS MEETING NOTICE. THANK YOU

Non-Voting
1.

Elect Mr. Duli Chand Chhajed as a Director of the Bank to assume office from the date following the date of this meeting and hold office until the completion of a period of 3 years from the date of such assumption

		Management	For	*
2.

Elect Dr. Harsh Mahajan as a Director of the Bank to assume office from the date following the date of this meeting and hold office until the completion of a period of 3 years from the date of such assumption

		Management	For	*
3.

Elect Mr. Jitendra Kumar Sarawgi as a Director of the Bank to assume office from the date following the date of this meeting and hold office until the completion of a period of 3 years from the date of such assumption

		Management	For	*
4.

Elect Mr. Mohanjit Singh as a Director of the Bank to assume office from the date following the date of this meeting and hold office until the completion of a period of 3 years from the date of such assumption

		Management	For	*
5.

Elect Mr. Prakash Agarwal as a Director of the Bank to assume office from the date following the date of this meeting and hold office until the completion of a period of 3 years from the date of such assumption

		Management	For	*
6.

Elect Mr. Suresh Kumar Goyal as a Director of the Bank to assume office from the date following the date of this meeting and hold office until the completion of a period of 3 years from the date of such assumption

		Management	For	*
	PLEASE NOTE THAT YOU CAN VOTE FOR ONLY 3 DIRECTORS OUT OF THE 6 DIRECTORS IN T HE ABOVE ITEMS. THANK YOU.	Non-Voting

IOI CORPORATION BHD

Security	Y41763106	Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	13-Dec-2005
ISIN	MYL1961OO001	Agenda	700843089 - Management

Item	Proposal	Type	Vote	For/Against Management

1.

Authorize the Company, subject to the approvals of all relevant authorities and the relevant parties, including the sanction of the High Court of Malaya on the scheme of arrangement under Section 176 of the Companies Act, 1965 Act Scheme of Arrangement and the capital reduction under Section 64 of the Act in connection with the Privatization, to undertake all actions and steps required of it in connection with the implementation of the Privatization: (a) the issued and paid up share capital of IOI Oleo being reduced by the cancellation of up to 78,767,758 ordinary shares of MYR 1.00 each in IOI Oleo not held by the Company IOI Oleo MI Shares; and (b) in consideration of the cancellation of the IOI Oleo MI Shares, the Company offering to the IOI Oleo MI a cash sum of MYR 11.08 to be paid by the Company for each IOI Oleo share cancelled OR 1 new IOI Share at an issue price of MYR 10.82 per IOI Share credited as fully paid-up and a cash sum of MYR 11.34 for every 2 IOI Oleo MI Shares cancelled; and authorize the Directors of IOI, in furtherance of the Privatization, to allot and issue such number of new IOI Shares, credited as fully paid-up, to the shareholders of IOI Oleo, who elect to receive IOI Shares pursuant to the Privatization and that such new IOI Shares shall upon issue and allotment, ranking pari passu in all respect with the existing issued IOI Shares, except that they shall not be entitled to participate in any dividends, rights, allotments and/or any other distributions that may be declared where the entitlement date precedes the date of allotment of the new IOI Shares; and the Directors be and are hereby authorized to do all such acts, deeds and things and execute, sign and deliver on behalf of the Company all necessary documents to give full effect to and to implement the Privatization and the issue of new IOI Shares with full power to assent to any conditions, modifications, variations and/or amendments in any manner as may be required by the High Court of Malaya, any relevant authorities and/or may be deemed fit and expedient by the Directors to be in the best interests of the Company

		Management	Abstain	*
*Management Position Unknown

PTT EXPL & PRODTN PUB LTD

Security	Y7145P132	Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	15-Dec-2005
ISIN	TH0355010Z16	Agenda	700826653 - Management

Item	Proposal	Type	Vote	For/Against Management

1.	Approve the minutes of the shareholders AGM 2005	Management	For	*
2.

Approve PTTEP International Limited (PTTEPI), which is a subsidiary of the Company, to sell all its common shares in Thai Oil Power Company Limited (Thai Oil Power) totaling 73,060,000 shares or 26% of paid-up capital at Baht 31.48 per share to PTT Public Co., Ltd.

		Management	For	*
3.	Approve the Company’s Board of Directors components	Management	Abstain	*
4.	Other matters	Other	For	*
*Management Position Unknown

EZRA HOLDINGS LTD

Security	Y2401G108	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	20-Dec-2005
ISIN	SG1O34912152	Agenda	700851808 - Management

Item	Proposal	Type	Vote	For/Against Management

1.	Receive and adopt the Directors’ Report and the Audited accounts of the Company for the FYE 31 AUG 2005 together with the Auditors’ Report thereon	Management	For	*
2.	Declare a final tax-exempt dividend of 13.5% or 2.7 cents per ordinary share of SGD 0.20 and special tax-exempt dividend of 4% or 0.8 cents per ordinary share of SGD 0.20 for the FYE 31 AUG 2005	Management	For	*
3.	Re-elect Mr. Lee Chye Tek Lionel as a Director, who retires under Article 106 of the Company’s Articles of Association	Management	For	*
4.	Re-elect Capt. Adarash Kumar A/L Chranji Lal Amarnath as a Director, who retires under Article 106 of the Company’s Articles of Association	Management	For	*
5.	Re-elect Mr. Teo Peng Huat as a Director, who retires under Article 90 of the Company’s Articles of Association	Management	For	*
6.	Approve the payment of the Directors’ fees of SGD 242,000 for the FYE 31 AUG 2 005	Management	For	*
7.	Re-appoint Ernst & Young as the Company’s Auditors and authorize the Directors to fix their remuneration	Management	For	*
	Transact any other business	Non-Voting
8.

Authorize the Directors, pursuant to Section 161 of the Companies Act, Cap. 50 and Rule 806 of the Listing Manual of the Singapore Exchange Securities Trading Limited, to allot and issue shares and convertible securities in the capital of the Company at any time and upon such terms and conditions and for such purposes as the Directors may, in their absolute discretion, deem fit provided that the aggregate number of shares including shares to be issued in accordance with the terms of convertible securities issued, made or granted pursuant to this resolution to be allotted and issued pursuant to this resolution shall not exceed 50% of the issued share capital of the Company at the time of the passing of this resolution, of which the aggregate number of shares and convertible securities to be issued other than on a pro rata basis to all shareholders of the Company shall not exceed 20% of the issued share capital of the Company and authority expires the earlier of the conclusion of the Company’s next AGM or the date by which the next AGM of the Company is required by law to be held; or in the case of shares to be issued in accordance with the terms of convertible securities issued, made or granted pursuant to this resolution, until the issuance of such accordance with the terms of such convertible securities

		Management	For	*
9.

Authorize the Directors, pursuant to Section 161 of the Companies Act, Cap. 50, to allot an issue shares in the capital of the Company to all the holders of options granted by the Company, whether granted during the subsistence of this authority or otherwise, under the Ezra Employees’ Share Option Scheme the Scheme upon the existence of such options and in accordance with the terms and conditions of the Scheme, provided always that the aggregate number of additional ordinary shares to be allotted and issued pursuant to the Scheme shall not exceed 15% of the issued share capital of the Company from time to time

		Management	For	*
*Management Position Unknown

PT TELEKOMUNIKASI INDONESIA (PERSERO) TBK

Security	Y71474137	Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	21-Dec-2005
ISIN	ID1000099104	Agenda	700850642 - Management

Item	Proposal	Type	Vote	For/Against Management

1.	Approve the amendment and re-arrangement of the Articles of Association of the Company	Management	Abstain	*
2.	Approve the plan of the Company’s share buy-back	Management	For	*
3.	Approve to determine the concept/formula of the compensation for the Management of the Company	Management	For	*
*Management Position Unknown

TAISHIN FINL HLDG CO LTD

Security	Y84086100	Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	28-Dec-2005
ISIN	TW0002887007	Agenda	700838305 - Management

Item	Proposal	Type	Vote	For/Against Management

1.	Approve the revision to the Articles of Incorporation	Management	Abstain	*
2.	Approve the private placement of type D preferred shares or/and common shares no more than TWD 35 billion tentatively set as 1,750,000,000 shares;	Management	For	*
3.	Extraordinary motions	Other	Abstain	*
*Management Position Unknown

MALAKOFF BHD

Security	Y54313104	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	05-Jan-2006
ISIN	MYL2496OO007	Agenda	700855250 - Management

Item	Proposal	Type	Vote	For/Against Management

1.	Receive and adopt the audited financial statements for the FYE 31 AUG 2005 and the reports of the Directors and the Auditors thereon	Management	For	*
2.

Approve a final dividend of 17 sen per share, less tax at 28% for the FYE 31 AUG 2005 and declared the payable on 27 JAN 2006 to the Members of the Company registered at the close of business on 09 JAN 2006

		Management	For	*
3.	Re-elect Mr. Azizan bin Mohd Noor as a Director of the Company, who retires in accordance with Article 80 of the Company’s Articles of Association	Management	For	*
4.	Re-elect Mr. Dato Ismail bin Shahudin as a Director of the Company, who retires in accordance with Article 80 of the Company’s Articles of Association	Management	For	*
5.	Approve the Directors’ fees for the FYE 31 AUG 2005 amounting to MYR 396,000	Management	For	*
6.	Re-appoint KPMG as the Auditors of the company, until the conclusion of the next AGM and authorize the Board of Directors to fix the remuneration	Management	For	*
	Transact any other business	Non-Voting

COSCO CORPORATION (SINGAPORE) LTD

Security	Y1764Z174	Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	17-Jan-2006
ISIN	SG1I12878506	Agenda	700859993 - Management

Item	Proposal	Type	Vote	For/Against Management

1.

Approve that every 1 ordinary share of SGD 0.20 in the authorized and issued and paid-up ordinary share capital of the Company be divided into 2 ordinary shares of SGD 0.10 each and amend Clause 5 of the Memorandum of Association of the Company as specified

		Management	For	*
*Management Position Unknown

LG INSURANCE CO LTD

Security	Y5275Z102	Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	07-Feb-2006
ISIN	KR7002550002	Agenda	700854943 - Management

Item	Proposal	Type	Vote	For/Against Management

1.	Amend the Articles of Incorporation	Management	Abstain	*
*Management Position Unknown

LG INSURANCE CO LTD

Security	Y5275Z102	Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	07-Feb-2006
ISIN	KR7002550002	Agenda	700866544 - Management

Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING ID 280445 DUE TO EXTRA RESOLUTION. ALL VOTES RECEIVED ON THE PREVIOUS MEETING WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT ON THIS MEETING NOTICE. THANK YOU.

Non-Voting
1.	Amend the Articles of Incorporation to change the Company’s name and to expand its business objectives	Management	For	*
2.	Elect a Director	Management	For	*
*Management Position Unknown

KERRY PROPERTIES LTD

Security	G52440107	Meeting Type	Special General Meeting
Ticker Symbol		Meeting Date	16-Feb-2006
ISIN	BMG524401079	Agenda	700868106 - Management

Item	Proposal	Type	Vote	For/Against Management

1.

Ratify and approve the Contracts, and the transactions contemplated thereunder; and authorize the Board of Directors of the Company to take all such actions as it considers necessary or desirable to implement and give effect to the Contracts and the transactions contemplated thereunder

		Management	Abstain	*
*Management Position Unknown

POHANG IRON & STL LTD

Security	Y70750115	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	24-Feb-2006
ISIN	KR7005490008	Agenda	700872838 - Management

Item	Proposal	Type	Vote	For/Against Management

1.

Approve the balance sheet, income statement, and the statement of appropriation of retained earnings for the 38th FY: pursuant to the Article 449 of the Korean Commercial Act and the Article 53 of the Articles of Incorporation

		Management	For	*
2.

Approve, pursuant to the Article 433 of the Korean Commercial Act method of amendments to the Articles of Incorporation and the Article 24 of the Articles of Incorporation, the partial amendment to the Articles of Incorporation as follows: election of presiding Director of the Board of Directors among Directors other than Chairman/Representative Director (CEO), abolition of the Stock Option System, establishment of ground for operating CEO Candidate Recommendation Committee, supplementation of provisions for enhancing elastic personnnel operation of Officers, addition of educational service to business purpose

		Management	For	*
3.1.1

Approve, Pursuant to the Article 191-16 of the Korean Securities and Exchange Act and the Article 28 of the Articles of Incorporation, to elect Mr. Young Ju Park CEO and President of Eagon Company as a Outside Director

		Management	For	*
3.1.2

Approve, Pursuant to the Article 191-16 of the Korean Securities and Exchange Act and the Article 28 of the Articles of Incorporation, to elect Mr. Sung Kwa n Huh Professor of Management at Dong-A University as a Outside Director

		Management	For	*
3.2

Approve, Pursuant to the Article 415-2 of the Korean Commercial Act, the Article 191-17 of Korean Securities and Exchange Act and the Article 28 of the Articles of Incorporation, to elect Mr. Yoon Suk Suh Dean of the College of Business Administration at Ewha Womans University, who is a Outside Director, as a Audit Committee Member

		Management	For	*
3.3

Approve, Pursuant to the Article 382 of the Korean Commercial Act, and the Article 28 of the Articles of Incorporation, to elect Mr. Soung Sik Cho Executive Vice President, Posco & Senior Vice President, Posco as a Standing Director

		Management	For	*
4.

Approve, Pursuant to the Article 388 of the Korean Commercial Act, and the Article 36 of the Articles of Incorporation, to limit the total remuneration for the Directors (KRW 6.0 Billions) in the 39th FY

		Management	For	*
5.	Approve, Pursuant to the Article 24 of the Articles of Incorporation, to waiver the claim for overpaid employment benefit	Management	Abstain	*
*Management Position Unknown

BHARTI TELE-VENTURES LTD

Security	Y0885K108	Meeting Type	Special General Meeting
Ticker Symbol		Meeting Date	28-Feb-2006
ISIN	INE397D01016	Agenda	700870264 - Management

Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS A POSTAL MEETING ANNOUNCEMENT. A PHYSICAL MEETING IS NOT BEING HELD FOR THIS COMPANY. THEREFORE, MEETING ATTENDANCE REQUESTS ARE NOT VALID FOR THIS MEETING. IF YOU WISH TO VOTE, YOU MUST RETURN YOUR INSTRUCTIONS BY THE INDICATED CUTOFF DATE. THANK YOU.

Non-Voting
S.1

Amend, pursuant to the provisions of Section 31 and all other applicable provisions of the Companies Act, 1956 or any other law for the time being in force including any statutory modification or re-enactment thereof and subject to the such approvals(s), permission(s), sanction(s), confirmation of Central Government or other authority, as may be required under any law for the time being in force, the Articles of Association of the Company by: inserting new Article 92A after Article 92 as specified; and deleting the existing Article 117(a) and substituting with the new Article as specified; and authorize the Board of Directors to do all such acts, deeds and things as may be required to be done to give effect to the aforementioned resolution

		Management	Abstain	*
S.2

Amend, pursuant to the provisions of Section 16, 17 and all other applicable provisions, if any, of the Companies Act, 1956 or any other law for the time being in force including any statutory modification or re-enactment thereof and subject to the such approvals(s), permission(s), sanction(s), confirmation(s), as may be required under any law for the time being in force, Clauses III pertaining to Object Clause of Memorandum of Association of the Company by inserting new sub-Clause 19 after the existing sub-Clause 18 under Clause III(B) of the Memorandum of Association of the Company as specified; and authorize the Directors to do all such acts deeds and things as may be required to be done to give effect to the aforementioned resolution

		Management	Abstain	*
*Management Position Unknown

SAMSUNG ELECTRS LTD

Security	Y74718100	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	28-Feb-2006
ISIN	KR7005930003	Agenda	700870517 - Management

Item	Proposal	Type	Vote	For/Against Management

1.	Approve the balance sheet, income statement and statement of appropriation of unappropriated earnings	Management	For	*
2.1.1	Elect Mr. Jae-Sung Hwang, Executive Advisor at Kim Jang Law Firm as an Outside Director	Management	For	*
2.1.2	Elect Mr. Kwee-Ho Jeong, Advisory Lawyer at right Law Firm as an Outside Director	Management	For	*
2.1.3	Elect Mr. Oh-Soo Park, Professor of business at Seoul National University as an Outside Director	Management	For	*
2.1.4	Elect Mr. Dong-Min Yoon, Lawyer at Kim Jang Law Firm as an Outside Director	Management	For	*
2.1.5	Elect Mr. Jae-Woong Lee, Professor of Economics at Sungkyunkwan University as an Outside Director	Management	For	*
2.2.1	Elect Mr. Keon-Hee Lee, Chairman and Chief Director at Samsung Electronics as an Inside Director	Management	For	*
2.2.2	Elect Mr. Jong-Yong Yoon, Vice Chairman at Samsung Electronics as an Inside Director	Management	For	*
2.2.3	Elect Mr. Yoon-Woo Lee, Vice Chairman at Samsung Electronics as an Inside Director	Management	For	*
2.2.4	Elect Mr. Do-Seok Choi, President at Samsung Electronics as an Inside Director	Management	For	*
2.3.1	Elect Mr. Jae-Sung Hwang, Executive Advisor at Kim Jang Law Firm as Members of the Auditors’ Committee	Management	For	*
2.3.2	Elect Mr. Jae-Woong Lee, Professor of Economics at Sungkyunkwan University as Members of the Auditors’ Committee	Management	For	*
3.	Approve the limit of remuneration for the Directors at KRW 60 billions	Management	For	*
*Management Position Unknown

KOREA ZINC CO LTD

Security	Y4960Y108	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	28-Feb-2006
ISIN	KR7010130003	Agenda	700873359 - Management

Item	Proposal	Type	Vote	For/Against Management

1.	Approve the balance sheet, income statement and statement of appropriation of unappropriated retained earnings	Management	For	*
2.1	Elect Mr. Chang Young Choi as a Director	Management	For	*
2.2	Elect Mr. Jae Joong Lee as a Director	Management	For	*
2.3	Elect Mr. Jong Keun Kim as an Outside Director	Management	For	*
3.	Elect Mr. Beom Woo Han as the Auditors	Management	For	*
4.	Approve the limit of remuneration for the Directors	Management	For	*
5.	Approve the limit of remuneration for the Auditors	Management	For	*
*Management Position Unknown

FOXCONN INTERNATIONAL HOLDINGS LTD

Security	G36550104	Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	28-Feb-2006
ISIN	KYG365501041	Agenda	700875098 - Management

Item	Proposal	Type	Vote	For/Against Management

1.

Approve the terms and the transactions Purchase Transaction contemplated under, the Purchase Supplemental Agreement Purchase Supplemental Agreement to be entered into among Foxconn International Holdings Limited Company, Hon Hai Precision Industry Company Limited Hon Hai, lnnolux Display Corporation “Innolux” and Foxconn Technology Company Limited, among other things, a) to amend and expand the coverage of the original framework agreement Purchase Frame work Agreement dated 19 JAN 2005 entered into among the same parties to Hon Hai and all its subsidiaries and associates; and b) to extend the term of purchase transactions pursuant to which the Company and its subsidiaries are to purchase materials and components from Hon Hai Group contemplated under the Purchase Framework Agreement from 31 DEC 2006 to 31 DEC 2007; and authorize any one Director of the Company, or any two Directors of the Company if affixation of the common seal is necessary, to execute the Purchase Supplemental Agreement for and on behalf of the Company and to execute all such other documents, instruments or agreements and to do all such acts or things which he may in his discretion consider necessary or incidental in connection with the matters contemplated under the Purchase Supplemental Agreement

		Management	For	*
2.

Approve the terms and the transactions Product Sales Transaction contemplated under, the product sales supplemental agreement Product Sales Supplemental Agreement to be entered into among the Company, Hon Hai and Innolux, among other things a) to amend and expand the coverage of the original framework agreement Product Sales Framework Agreement dated 18 JAN 2005 entered into among the same parties to Hon Hai and all its subsidiaries and associates and b) to extend the term of product sales transactions pursuant to which the Company and its subsidiaries are to sell products to Hon Hai Group contemplated under the Product Sales Framework Agreement from 31 DEC 2006 to 31 DEC 2007; and authorize any one Director of the Company, or any two Directors of the Company if affixation of the common seal is necessary, to execute the Product Sales Supplemental Agreement for and on behalf of the Company and to execute all such other documents, instruments or agreements and to do all such acts or things which he may in his discretion consider necessary or incidental in connection with the matters contemplated under the Product Sales Supplemental Agreement

		Management	For	*
*Management Position Unknown

SAMSUNG HEAVY INDS LTD

Security	Y7474M106	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	28-Feb-2006
ISIN	KR7010140002	Agenda	700875884 - Management

Item	Proposal	Type	Vote	For/Against Management

1.	Approve the 32nd financial statement	Management	For	*
2.	Elect the Directors	Management	For	*
3.	Elect the External Directors to become the Member of the Auditor’s Committee	Management	For	*
4.	Approve the remuneration and bonus limit for the Directors	Management	For	*
*Management Position Unknown

SHINSEGAE CO LTD

Security	Y77538109	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	03-Mar-2006
ISIN	KR7004170007	Agenda	700875872 - Management

Item	Proposal	Type	Vote	For/Against Management

1.	Approve the balance sheet, income statement and statement of appropriation of unappropriated retained earnings	Management	For	*
2.	Approve the partial amendment to the Articles of Incorporation - additional business objectives	Management	Abstain	*
3.	Elect Mr. Hak-Seo, Koo : CEO of Shinsegae as a Director	Management	For	*
4.	Elect Mr. Won-IL, Kang : outside Directors of Shinsegae as a Audit Committee Member	Management	For	*
5.	Approve the limit of remuneration for the Directors	Management	For	*
*Management Position Unknown

LG PETROCHEMICAL CO LTD

Security	Y5276X106	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	09-Mar-2006
ISIN	KR7012990008	Agenda	700878854 - Management

Item	Proposal	Type	Vote	For/Against Management

1.	Approve the balance sheet, the income statement and the statement of appropriation of unappropriation retained earnings	Management	For	*
2.	Elect the Directors	Management	For	*
3.	Elect the Members of Auditors Committee	Management	For	*
4.	Approve the limit of remuneration for the Directors	Management	For	*
*Management Position Unknown

HYUNDAI MTR CO

Security	Y38472109	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	10-Mar-2006
ISIN	KR7005380001	Agenda	700869603 - Management

Item	Proposal	Type	Vote	For/Against Management

1.	Approve the balance sheet, income statement and statement of appropriation of unappropriated earnings	Management	For	*
2.	Amend the Articles of Incorporation	Management	Abstain	*
3.	Elect the Directors	Management	For	*
4.	Elect the External Directors as Members of the Audit Committee	Management	For	*
5.	Approve the limit of remuneration for the Directors	Management	For	*
*Management Position Unknown

SK TELECOM CO LTD

Security	Y4935N104	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	10-Mar-2006
ISIN	KR7017670001	Agenda	700876521 - Management

Item	Proposal	Type	Vote	For/Against Management

1.	Approve the financial statement	Management	For	*
2.	Approve the partial amendment to the Articles of Incorporation- additional business objectives	Management	Abstain	*
3.	Approve the remuneration limit for the Directors-12 billions	Management	For	*
4.1	Elect Mr. Yong-Woon Kim Auditor at Pohang University of Science and Technology as a Outside Director, who will be the Member of Auditors’ Committee	Management	For	*
4.2	Elect Mr. Hyun-Jin Lim Professor of Sociology at Seoul National University as a Outside Director, who will be the Member of Auditors’ Committee	Management	For	*
*Management Position Unknown

HYUNDAI MOBIS

Security	Y3849A109	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	10-Mar-2006
ISIN	KR7012330007	Agenda	700877826 - Management

Item	Proposal	Type	Vote	For/Against Management

1.	Approve the balance sheet, income statement and the statement of appropriation of unappropriated retained earnings for the year 2005	Management	For	*
2.	Elect the Directors	Management	For	*
3.	Elect the External Directors to be the Members of the Audit Committee	Management	For	*
4.	Approve the remuneration limit for the Directors	Management	For	*
*Management Position Unknown

BEIJING CAPITAL INTERNATIONAL AIRPORT CO LTD

Security	Y07717104	Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	15-Mar-2006
ISIN	CN0009324749	Agenda	700869401 - Management

Item	Proposal	Type	Vote	For/Against Management

1.

Approve: a) and ratify the conditional agreement dated 22 DEC 2005 the BGS Equity Interests Transfer Agreement entered into between the Company and Capital Airports Holding Company Parent Company for the transfer of the 60% equity interests in Beijing Aviation Ground Services Company Ltd. BGS by the Company to Parent Company and the connected transactions contemplated thereunder; b) and ratify the execution of the BGS Equity Interests Transfer Agreement by a Director of the Company for and on behalf of the Company; and c) to authorize the Directors of the Company to do such other acts and things, enter into all such transactions and arrangements, execute such other documents and/or deeds and/or take all such steps, which in their opinion may be necessary, desirable or expedient to implement the BGS Equity Interests Transfer Agreement and the connected transactions contemplated thereunder with such changes as the Directors of the Company may consider necessary, desirable or expedient

		Management	For	*
2.

Approve: a) and ratify the conditional agreement dated 22 DEC 2005 the BAIK Equity Interests Transfer Agreement entered into between the Company and parent Company for the transfer of the 60% equity interests in Beijing Airport Inflight Kitchen Ltd. BAIK by the Company to parent Company and the connected transactions contemplated thereunder; b) and ratify the execution of the BAIK Equity Interests Transfer Agreement by a Director of the Company for and on behalf of the Company; and c) to authorize the Directors of the Company to do such other acts and things, enter into all such transactions and arrangements, execute such other documents and/or deeds and/or take all such steps, which in their opinion may be necessary, desirable or expedient to implement the BAIK Equity Interests Transfer Agreement and the connected transactions contemplated thereunder with such changes as the Directors of the Company may consider necessary, desirable or expedient

		Management	For	*
3.

Approve: a) and ratify the conditional agreement dated 22 DEC 2005 the Aviation Safety and Security Assets Transfer Agreement entered into between the Company and parent Company for the transfer of certain small sized fixed assets related to the aviation safety and security business including certain cars, hand held metal detectors, and office facilities by the Company to parent Company and the connected transactions contemplated thereunder; b) and ratify the execution of the Aviation Safety and Security Assets Transfer Agreement by a Director of the Company for and on behalf of the Company; and c) to authorize the Directors of the Company to do such other acts and things, enter into all such transactions and arrangements, execute such other documents and/or deeds and /or take all such steps, which in their opinion may be necessary, desirable or expedient to implement the Aviation Safety and Security Assets Transfer Agreement and the connected transactions contemplated thereunder with such changes as the Directors of the Company may consider necessary, desirable or expedient

		Management	For	*
4.

Approve: a) and ratify the conditional agreement dated 22 DEC 2005 the Energy, Power, Garbage and Sewage Disposal Assets Transfer Agreement entered into between the Company and parent Company for the transfer of certain moveable assets including cleaning machines, electric welding machines, air compressors, cars and office facilities by the Company to parent Company and the connected transactions contemplated thereunder; b) and ratify the execution of the Energy, Power, Garbage and Sewage Disposal Assets Transfer Agreement by a Director of the Company for and on behalf of the Company; and c) to authorize the Directors of the Company to do such other acts and things, enter into all such transactions and arrangements, execute such other documents and/or deeds and/or take all such steps, which in their opinion may be necessary, desirable or expedient to implement the Energy, Power, Garbage and Sewage Disposal Assets Transfer Agreement and the connected transactions contemplated thereunder with such changes as the Directors of the Company may consider necessary, desirable or expedient

		Management	For	*
5.

Approve: a) and ratify the supply of Aviation Safety and Security Guard Services Agreement dated 22 December 2005 entered into between the Company and parent Company in relation to the provision of aviation safety and security guard services by parent Company to the Company for a term from 1 JAN 2006 to 31 DEC 2007 both dates inclusive the Supply of Aviation Safety and Security Guard Services Agreement; b) and ratify the continuing connected transactions contemplated under the Supply of Aviation Safety and Security Guard Services Agreement and the proposed annual caps therefor; c) and ratify the execution of the Supply of Aviation Safety and Security Guard Services Agreement by a Director of the Company for and on behalf of the Company; and d) to authorize the Directors of the Company to do such other acts and things, enter into all such transactions and arrangements, execute such other documents and/or deeds and/or take all such steps, which in their opinion may be necessary, desirable or expedient to implement the Supply of Aviation Safety and Security Guard Services Agreement and the continuing connected transactions contemplated thereunder with such changes as the Directors of the Company may consider necessary, desirable or expedient

		Management	For	*
6.

Approve: a) and ratify the supply of Greening and Environmental Maintenance Services Agreement dated 22 DEC 2005 entered into between the Company and Beijing Capital Airport Property Management Company Limited Property Management Company in relation to the provision of greening and environmental maintenance services by Property Management Company to the Company for a term from 1 JAN 20 06 to 31 DEC 2007 both dates inclusive the Supply of Greening and Environmental Maintenance Services Agreement; b) and ratify the continuing connected transactions contemplated under the Supply of Greening and Environmental Maintenance Services Agreement and the proposed annual caps therefor; c) and ratify the execution of the Supply of Greening and Environmental Maintenance Services Agreement by a Director of the Company for and on behalf of the Company; and d) to authorize the Directors of the Company to do such other acts and things, enter into all such transactions and arrangements, execute such other documents and/or deeds and/or take all such steps, which in their opinion may be necessary, desirable or expedient to implement the Supply of Greening and Environmental Maintenance Services Agreement and the continuing connected transactions contemplated thereunder with such changes as the Directors of the Company may consider necessary, desirable or expedient

		Management	For	*
7.

Approve: a) and ratify the Supply of Accessorial Power and Energy Services Agreement dated 22 DEC 2005 entered into between the Company and parent Company in relation to the provision of accessorial power and energy services by parent Company to the Company for a term from 1 JAN 2006 to 31 DEC 2007 both dates inclusive the Supply of Accessorial Power and Energy Services Agreement; b) and ratify the continuing connected transactions contemplated under the Supply of Accessorial Power and Energy Services Agreement and the proposed annual caps therefor; c) and ratify the execution of the Supply of Accessorial Power and Energy Services Agreement by a Director of the Company for and on behalf of the Company; and d) to authorize the Directors of the Company to do such other acts and things, enter into all such transactions and arrangements, execute such other documents and/or deeds and/or take all such steps, which in their opinion may be necessary, desirable or expedient to implement the Supply of Accessorial Power and Energy Services Agreement and the continuing connected transactions contemplated thereunder with such changes as the Directors of the Company may consider necessary, desirable or expedient

		Management	For	*
8.

Approve: a) and ratify the Supply of Power and Energy Services Agreement dated 15 JAN 2006 entered into between the Company and parent Company in relation to the provision of water, electricity, steam, natural gas, air-conditioning and heating by parent Company to the Company, its joint ventures and subsidiaries for a term from 1 JAN 2006 to 31 DEC 2007 (both dates inclusive) the Supply of Power and Energy Services Agreement; b) and ratify the continuing connected transactions contemplated under the Supply of Power and Energy Services Agreement and the proposed annual caps therefor; c) and ratify the execution of the Supply of Power and Energy Services Agreement by a Director of the Company for and on behalf of the Company; and d) to authorize the Directors of the Company to do such other acts and things, enter into all such transactions and arrangements, execute such other documents and/or deeds and/or take all such steps, which in their opinion may be necessary, desirable or expedient to implement the Supply of Power and Energy Services Agreement and the continuing connected transactions contemplated thereunder with such changes as the Directors of the Company may consider necessary, desirable or expedient

		Management	For	*
*Management Position Unknown

GS HOLDINGS CORP

Security	Y2901P103	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	17-Mar-2006
ISIN	KR7078930005	Agenda	700872915 - Management

Item	Proposal	Type	Vote	For/Against Management

1.	Approve the balance sheet, income statement and statement of appropriation of unappropriated retained earnings	Management	For	*
2.	Approve the limit of the remuneration and bonus for the Directors	Management	For	*
*Management Position Unknown

KOREA ELECTRIC POWER CORP

Security	Y48406105	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	17-Mar-2006
ISIN	KR7015760002	Agenda	700881279 - Management

Item	Proposal	Type	Vote	For/Against Management

1.	Approve the 45th balance sheet, income statement and the statement of appropriation of unappropriated retained earnings	Management	For	*
*Management Position Unknown

GS ENGINEERING & CONSTRUCTION CORP

Security	Y2901E108	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	17-Mar-2006
ISIN	KR7006360002	Agenda	700881318 - Management

Item	Proposal	Type	Vote	For/Against Management

1.	Approve the 37th balance sheet, income statement and statement of appropriation of unappropriated retained earnings for FYE 2005	Management	For	*
2.	Elect the Directors	Management	For	*
3.	Approve the remuneration limit for the Directors	Management	For	*
*Management Position Unknown

GS HOME SHOPPING INC

Security	Y2901Q101	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	17-Mar-2006
ISIN	KR7028150001	Agenda	700882043 - Management

Item	Proposal	Type	Vote	For/Against Management

1.	Approve the 12th balance sheet, income statement and the proposed disposition of retained earning for FY 2005	Management	For	*
2.	Amend the Articles of Incorporation	Management	Abstain	*
3.	Elect the Directors	Management	For	*
4.	Approve the remuneration limit for the Directors	Management	For	*
*Management Position Unknown

KOREAN AIR LINES CO LTD

Security	Y4936S102	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	17-Mar-2006
ISIN	KR7003490000	Agenda	700882182 - Management

Item	Proposal	Type	Vote	For/Against Management

1.	Approve the 44th balance sheet, income statement and the statement of appropriation of unappropriated retained earnings for FY 2005	Management	For	*
2.	Elect the Directors	Management	For	*
3.	Elect the Outside Directors, who are the Members of the Auditors’ Committee	Management	For	*
4.	Approve the remuneration limit for the Directors	Management	For	*
*Management Position Unknown

BHARTI TELE-VENTURES LTD

Security	Y0885K108	Meeting Type	Other Meeting
Ticker Symbol		Meeting Date	20-Mar-2006
ISIN	INE397D01016	Agenda	700879806 - Management

Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS A POSTAL MEETING ANNOUNCEMENT. A PHYSICAL MEETING IS NOT BEING HELD FOR THIS COMPANY. THEREFORE, MEETING ATTENDANCE REQUESTS ARE NOT VALID FOR THIS MEETING. IF YOU WISH TO VOTE, YOU MUST RETURN YOUR INSTRUCTIONS BY THE INDICATED CUTOFF DATE. THANK YOU

Non-Voting
S.1

Approve, pursuant to the applicable provisions of Section 21 and all other applicable provisions of the Companies Act 1956 or any other law for the time being in force and subject to the approval of the Central Government, the name of the Company be changed from Bharti Tele-Ventures Limited to Bharti Airtel Limited and accordingly the name Bharti Tele-Ventures Limited wherever it occurs in the Memorandum and Articles of Association of the Company be substituted by new name Bharti Airtel Limited; and authorize the Board of Directors of the Company to do all such acts, deeds and things as may be required to be done to give effect to the abovementioned resolution relating to change of name of the Company and to delegate all or any of the power hereby conferred to such Directors and/or officers of the Company as the Board may, in their absolute discretion, deem necessary, appropriate, expedient or desirable to give effect to the foregoing resolution or otherwise considered by the Board of Directors to be in the best interest of the Company; and the consent of the Members be and is hereby accorded for use of the name Bharti Tele-Ventures Limited by any other Company/person with the prior written approval of Board of Directors of the Company after the change in the name of the Company from Bharti Tele-Ventures Limited to Bharti Airtel Limited

		Management	For	*
*Management Position Unknown

SHANGHAI ZHENHUA PORT MACHINERY CORPORATION LTD

Security	Y7699F100	Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	20-Mar-2006
ISIN	CN0009087700	Agenda	700885190 - Management

Item	Proposal	Type	Vote	For/Against Management

1.	Elect a Director	Management	For	*
2.	Elect another Director	Management	For	*
3.	Elect another Director	Management	For	*
*Management Position Unknown

SHINHAN FINANCIAL GROUP CO LTD

Security	Y7749X101	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	21-Mar-2006
ISIN	KR7055550008	Agenda	700877155 - Management

Item	Proposal	Type	Vote	For/Against Management

1.	Approve the balance sheet, income statement and the statement of appropriation of unappropriated retained earnings	Management	For	*
2.	Approve the partial amendment to the Articles of Incorporation	Management	Abstain	*
3.1	Elect Mr. IL-Seop Kim as a Outside Director	Management	For	*
3.2	Elect Mr. Sang-Yoon Lee as a Outside Director	Management	For	*
3.3	Elect Mr. Yoon-Soo Yoon as a Outside Director	Management	For	*
3.4	Elect Mr. Si-Yeol Yoo as a Outside Director	Management	For	*
3.5	Elect Mr. Byung-Heon Park as a Outside Director	Management	For	*
3.6	Elect Mr. Young-Hoon Choi as a Outside Director	Management	For	*
3.7	Elect Mr. Si-Jong Kim as a Outside Director	Management	For	*
3.8	Elect Mr. Phillippe Reynieix a Outside Director	Management	For	*
3.9	Elect Mr. Haeng-Nam Jeong as a Outside Director	Management	For	*
3.10	Elect Mr. Myung-Soo Choi as a Outside Director	Management	For	*
4.1	Elect Mr. IL-Seop Kim as a Member of the Audit Committee	Management	For	*
4.2	Elect Mr. Sang-Yoon Lee as a Member of the Audit Committee	Management	For	*
4.3	Elect Mr. Si-Jong Kim as a Member of the Audit Committee	Management	For	*
4.4	Elect Mr. Young-Seok, Choi as a Member of the Audit Committee	Management	For	*
5.	Approve the remuneration limit for the Directors	Management	For	*
6.	Approve the stock option for staff	Management	For	*
*Management Position Unknown

SIAM CEMENT PUBLIC CO LTD (FORMERLY SIAM CEMENT CO

Security	Y7866P147	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	22-Mar-2006
ISIN	TH0003010Z12	Agenda	700868930 - Management

Item	Proposal	Type	Vote	For/Against Management

1.	Approve the minutes of 12th shareholders’ AGM held on 23 MAR 2005	Management	For	*
2.	Acknowledge the Company’s annual report for the year 2005	Management	For	*
3.	Adopt the balance sheet and profit and loss statements for the YE 31 DEC 2005	Management	For	*
4.	Approve the allocation of profit for the year 2005 for distribution of dividend to shareholders at THB 15 per share	Management	For	*
5.	Elect the Directors in replacement of those who retires by rotation	Management	For	*
6.	Appoint the Auditor and approve the Auditor fee for the year 2006 proposed by the Audit Committee	Management	For	*
7.	Approve the remuneration for sub-committees	Management	For	*
8.	Acknowledge the remuneration of the Board of Directors	Management	For	*
9.	Other business	Other	For	*
*Management Position Unknown

KOOKMIN BANK

Security	Y4822W100	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	24-Mar-2006
ISIN	KR7060000007	Agenda	700874628 - Management

Item	Proposal	Type	Vote	For/Against Management

1.	Approve the balance sheet, income statement and the statement of appropriation of unappropriated retained earnings	Management	For	*
2.	Approve the partial amendments to Articles of Incorporation	Management	Abstain	*
3.	Elect the Directors	Management	For	*
4.	Elect the nominees for Member of Auditors’ Committee who are outside Directors	Management	For	*
5.	Approve the allowance of stock option	Management	For	*
6.	Approve the stock option	Management	For	*
*Management Position Unknown

CORE LOGIC INC

Security	Y1755M109	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	29-Mar-2006
ISIN	KR7048870000	Agenda	700886510 - Management

Item	Proposal	Type	Vote	For/Against Management

1.	Approve the 8th balance sheet, income statement and the disposition of retained earnings for the FY 2005	Management	For	*
2.	Elect the Directors	Management	For	*
3.	Elect the Auditors	Management	For	*
4.	Approve the remuneration ceiling for Directors	Management	For	*
5.	Approve the remuneration ceiling for Auditors	Management	For	*
6.	Amend the Articles of Incorporation	Management	Abstain	*
*Management Position Unknown

RELIANCE NATURAL RESOURCES LTD

Security	Y7269W103	Meeting Type	Other Meeting
Ticker Symbol		Meeting Date	29-Mar-2006
ISIN	INE328H01012	Agenda	700887942 - Management

Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS A POSTAL BALLOT MEETING. A PHYSICAL MEETING IS NOT BEING HELD FOR THIS COMPANY. THEREFORE, MEETING ATTENDANCE REQUESTS ARE NOT VALID FOR THIS MEETING. IF YOU WISH TO VOTE, YOU MUST RETURN YOUR INSTRUCTIONS BY THE INDICATED CUTOFF DATE. THANK YOU

Non-Voting
1.

Approve, pursuant to Sections 16, 94 and all other provisions, if any, of the Corporations Act of Company Act 1956 including statutory modifications or re-enactment thereof for the time being in force, to increase the authorize share capital of the Company of INR 650,00,00,000 divided into 130,00,00,000 equity shares of INR 5 each to INR 1500,00,00,000 divided into 200,00,00,000 equity shares of INR 5 each and 100,00,00,000 unclassified shares of INR 5 each with this power to the Board to decide on the extent of variation in such rights and classify and reclassify from time to time such shares into any class of shares; amend Clause V of the Memorandum of association of the Company as specified; and authorize the Board of Directors of the Company to take all such steps and actions and give such directions as may be in its absolute discretion deem necessary and to settle any question that may arise in this regard

		Management	For	*
S.2

Amend, pursuant to the provisions of Section 31 and all other applicable provisions, if any of the Companies Act 1956, the existing Article 3 of the Articles of Association of the Company and by inserting new Article as specified; and authorize the Board of Directors of the Company to take all such steps and actions and give such directions as may be in its absolute discretion deem necessary and to settle any question that may arise in this regard

		Management	For	*
S.3

Approve to accept, pursuant to provisions of Section 81(1A) and other applicable provisions, if any of the Companies Act, 1956, and in accordance with the provisions of the Memorandum and Articles of Association of the Company and regulations/guidelines, prescribed by the Securities and Exchange Board of India or any other relevant authority, from time to time, to the extent applicable and subject to approvals, consents, permissions and sanctions, as may be required, and subject to such conditions as may be prescribed by any of them while granting such approvals, consents, permissions and sanctions, which the Board of Directors of the Company the Board; authorize the Board of the Company to create, offer, issue and allot, to or for the benefit of such person(s) as are in the permanent employment and the Directors including the whole time Directors of the Company, at any time, equity shares of the Company and/or warrants whether attached to any security or not with an option exercisable by the warrant holder to subscribe any equity shares/equity linked securities and/or bonds debentures, preference shares or other securities convertible into equity shares, in such manner, during that period, in one or more branches and on such conditions as the board may decide prior to the issue and offer thereof, for, or which upon exercise or conversion could give rise to the issue of number of equity shares not exceeding in aggregate 5% of the aggregate of the number of issued equity shares of the Company, from time to time on the date(s) under Reliance Natural Resources Employees Stock Option Scheme ESOS, as placed at the meeting; subject to the terms stated herein, the equity shares allotted pursuant to the aforesaid resolution shall in all respects rank pari passu interse as also with the then existing equity shares of the Company; the ESOS may be operated by the Trustees of any ESOS Trust(s) established by the Company and containing such terms as the Board while establishing the Trust(s) deem appropriate; for the purpose of giving effect to any creation, offer, issue or allotment of equity shares or securities or instruments representing the same, as specified above, or for the purpose of selling any ESOS Trust(s), authorize the Board on behalf of the Company to do all such acts, deeds, matters and things as it may, in its absolute discretion, deem necessary or desirable for such purpose, and with power on behalf of the Company to settle al questions, difficulties or doubts that may arise in regard to such issue(s) or allotment(s) in its absolute discretion deem fit, without being required to seek any further consent or approval of the Members; authorize the Board to modify the terms of ESOS in accordance with any guidelines or regulations that may be issued, from time to time, by any appropriate authority unless such variation, modification or alteration is detrimental to the interests of the employees/Directors including the whole-time Directors; and authorize the Board to delegate all or any of the powers herein conferred to any Committee of Directors, or the Chairman of the Company

		Management	For	*
4.

Authorize the Board of Directors the Board, in accordance with the Section 293(1)(d) of the Companies Act, 1956 and the Articles of Association of the Company, to borrow any sum or sums of money including non fund based facilities from time to time at their discretion, for the purpose of the business of the Company, from any 1 or more Banks, Financial Institutions and other persons, firms, bodies, corporate, notwithstanding that the monies to be borrowed together with the monies already borrowed by the apart from temporary loans obtained from the Company’s Bankers in the ordinary course of business may, at any time, exceed up to a sum of INR 10,000 crore over and above the aggregate of the then paid up capital of the Company and its free reserves that is to say reserves not set apart for any specific purpose and to arrange or fix the terms and conditions of all such monies to be borrowed from time to time as to interest, repayment, security or otherwise as they may, in their absolute discretion, think fit; authorize the Board to do all such acts, deeds, matters and things as it may in its absolute discretion deem necessary, proper, or desirable and to settle any question, difficulty, doubt that may arise in respect of the borrowing(s) aforesaid and further to do all such acts, deeds and things and to execute all documents and writings as may be necessary, proper desirable or expedient to give effect to this resolution

		Management	For	*
5.

Grant authority to the Board of Directors, in terms of Section 293(1)(a) and all other applicable provisions of the Companies Act, 1956, including any statutory modification or re-enactment thereof, for the time being in force, to the Board of Directors the Board to mortgage and/or charge, in addition to the mortgages/charges created/to be created by the Company, in such form and manner and with such ranking and at such time and on such terms as the Board may determine, on all or any of the moveable and/or immoveable properties of the Company, both present and future and/or the whole or any part of the undertaking(s) of the Company together with the power to take over the management of the business and concern of the Company in certain events of default, in favour of the Lender(s), Agent(s) and Trustee(s)/Trustee(s), for securing the borrowings availed/to be availed by the Company and/or any of the Company’s holding / subsidiary / affiliate I associate company, by way of loan(s) (in foreign currency and/or rupee currency) and Securities (comprising fully/partly Convertible Debentures and/or Non Convertible Debentures with or without detachable or non-detachable Warrants and/or secured premium notes and/or floating rates notes/bonds or other debt instruments), issued/to be issued by the Company, from time to time, subject to the limits approved under Section 293(1)(d) of the Companies Act, 1996, together with interest at the respective agreed rates, additional interest, compound interest in case of default, accumulated interest, liquidated damages. commitment charges, premia on prepayment, remuneration of the Agent(s)/Trustees, premium (if any) on redemption, all other costs, charges and expenses, including any increase as a result of devaluation / revaluation fluctuation in the rates of exchange and all other monies payable by the Company in terms of the Loan Agreement(s)/Heads of Agreement(s), Debenture Trust Deed(s) or any other document, entered into/ to be entered into between the Company and the Lender(s)/Agent(s) and Trustee(s) / Trustee(s), in respect of the said loans / borrowings / debentures and containing such specific terms and conditions and covenants in respect of enforcement of security as may be Stipulated in that behalf and agreed to between the Board of Directors or Committee thereof and the Lender(s)/Agent(s)and Trustee(s)/Trustee(s); authorize the Board and/or its duty constituted Committee for the purpose of giving effect to this resolution to finalize, settle and execute such documents/deeds/writings/papers/agreements as may be required and do all such acts, deeds, matters and things, as it may in its absolute discretion deem necessary, proper or desirable and to settle any question, difficulty or doubt that may arise in regard to creating mortgages/charges as aforesaid

		Management	For	*
S.6

Approve, pursuant to Section 309 and all other applicable provisions if any, of the Companies Act, 1956 the Act and subject to all permissions, sanctions and approvals as may be necessary, approval of the Company and accorded for the payment of commission to the Director(s) of the Company who is/are neither in the whole time employment nor Managing Director(s), in accordance with and up to the limits laid down under the provisions of Section 309(4) of the Act, computed in the manner specified in the Act, for a period of 5 years from the F Y commencing 01 APR 2006, in such manner and up to such extent as the Remuneration Committee of the Board may, from time to time, determine; authorize the Board and/or Remuneration Committee constituted by the Board for the purpose of giving effect to this resolution, to take all actions and do all such deeds, matters and things, as it may in its absolute discretion deem necessary, proper or desirable and to settle any question, difficulty or doubt that may arise in this regard

		Management	For	*
S.7

Authorize the Board, pursuant to Section 81(1A) and all other applicable provisions of the Companies Act, 1956 including any Statutory modification or re-enactment there of for the time being in force and enabling provisions of the Memorandum and the Articles of Association of the Company and the Listing Agreements with the Stock Exchanges and subject to the provisions of the applicable rules, regulations, guidelines or laws and/or any approval, consent, permission or sanction of the Central Government Reserve Bank of India and any other appropriate authorities, institutions or bodies here in after collectively referred to as the appropriate authorities, and subject to such conditions as may be prescribed by any 1 of them while granting any such approval, consent, permission, and/or sanction here in after referred to requisite approvals which may be agreed to by the Board of Directors of the Company hereinafter called the Board which term shall be deemed to include any committee which the Board may have constituted or hereinafter constitute to exercise its powers including the power conferred by this Resolution, to issue, offer and allot, in international offerings any securities including global depositary receipts and/ or American depositary receipts convertible into equity shares, preference shares whether cumulative/ redeemable/ convertible at the option of the Company and/or the option of the holders of the security and / or securities linked to equity shares/preference shares and /or any instrument or Securities representing convertible securities such as convertible debentures, bonds or warrants convertible into depositary receipts underlying equity shares/ equity shares/ preference shares, hereinafter referred to as the securities to be subscribed by foreign / domestic investors/institutions and / or corporate bodies/entities including mutual funds, banks, insurance Companies and/or individuals or otherwise, whether or not such persons/entities/investors are Members of the Company whether in one or more currency, such issue and allotment to be made at such time or times in one or more branches or branches, at par or at such price or prices, and on such terms and conditions and in such manner as the Board may, in its absolute discretion think fit, in consultation with the Lead Managers, Underwriters, Advisors or other intermediaries provided however that the issue of securities as above shall not result in increase of the issued and subscribed equity share capital of the Company by more than 25% of the then issued and outstanding equity shares; without prejudice to the generality of the above, the aforesaid issue of securities may have all or any terms or combination of terms including as to conditions in relation to payment of interest, additional interest, premia on redemption, prepayment and any other debt service payments whatsoever, and all such other terms as are provided in securities offerings of this nature including terms for issue of such securities or variation of the conversion price of the security during the duration of the securities and the Company is also entitled to enter into and execute alt such arrangements as the case may be with any lead managers, managers, underwriters, bankers, financial institutions. solicitors, advisors guarantors, depositories, custodians and other intermediaries in such offerings of securities and to remunerate alt such agencies including the payment of commissions, brokerage, fees or payment of their remuneration for their services or the like, and also to seek the listing of such securities on one or more Stock Exchanges including international Stock Exchanges wherever permissible; the Company may enter into any arrangement with any agency or body, authorized by the Company for the issue of Securities in registered or bearer form with such features and attributes as are prevalent in capital markets for instruments of this nature and to provide for the tradability or tree transferability thereof as per the domestic a necessary in accordance with the terms of the offering, all such shares being pari passu with the then existing shares of the Company in all respects, as may be provided under the terms of the issue and in the offering document; such of these Securities to be issued as are not subscribed may be disposed off by the Board to such persons and in such manner and on such terms as the Board in its absolute discretion thinks fit in the best interest of the Company and as is permissible at law; authorize the Board or any Committee on behalf of the Company, for the purpose of giving effect to any issue or allotment of securities or instruments representing the same as specified, to do all such acts, deeds, matters and things as it may at its absolute discretion deem necessary or desirable for such purpose, including without limitation the entering into of underwriting, marketing and depositary arrangement and institution/trustees/agents and similar agreements/and to remunerate Managers, underwriters and all other agencies/intermediaries by way of commission, brokerage, fees and the like as may be involved or connected in such offerings of securities, with power on behalf of the Company to settle any questions, difficulties or doubts that may arise in regard to any such issue or allotment as it may in its absolute discretion deem fit; authorize the Board to settle all questions, difficulties or doubts that may arise in regard to the issue, offer or allotment of securities and utilization of the issue proceeds including but without limitation to the creation of such mortgage/charge under Section 293(1)(a) of the said Act in respect of the a foresaid Securities either on pari passu basis or otherwise or in the borrowing of loans as it may in its absolute discretion deem fit without being required to seek any further consent or approval of the Members or otherwise to the end and intent that the Members shall be deemed to have given their approval thereto expressly by the authority of this resolution; authorize the Board to delegate all or any of the powers herein conferred to any Committee of Directors or the Chairman or any other officers/ authorized representatives of the Company to give effect to the aforesaid resolution

		Management	For	*
S.8

Approve, pursuant to applicable provisions of the Foreign Exchange Management Act, 1999 FEMA, the Companies Act, 1956 and all other applicable rules, regulations, guidelines and Laws including any statutory modification or re-enactment thereof for the time being in force and subject to all requisite approvals, permissions and sanctions and subject to such conditions as may be prescribed by any of the concerned authorities while granting such approvals, permissions, sanctions, which may be agreed to by the Board of Directors of the Company and/or a duly authorized Committee thereof for the time being exercising the powers conferred by the Board of Directors hereinafter referred to as the Board, the consent of the Company and accorded for investments by Foreign Institutional Investors including their sub-accounts hereinafter referred to as the FIIS, in the shares or debentures convertible into shares of the Company, by purchase or acquisition from the market under the Portfolio Investment Scheme under FEMA, subject to the condition that the total holding of all fits put together shall not exceed 74% of the paid up equity share capital or paid up value of the respective series of the convertible debentures of the Company as may be applicable or such other maximum limit as may be prescribed from time to time; authorized the Board to do all such acts, deeds, matters and things and execute all documents or writings as may be necessary, proper or expedient for the purpose of giving effect to this resolution and for matters connected therewith or incidental thereto

		Management	For	*
9.

Approve, in accordance with provisions of Sections 198, 269, 387 and all other applicable provisions, if any, read with Schedule XIII to the Companies Act 1956, and subject to all such sanctions, as may be necessary, appoint Shri. Ashish Karyekar as the Manager of the Company for a period of 05 years commencing from 08 FEB 2006 on the terms and conditions including remuneration as specified in the Agreement to be entered into between the Company and Shri. Ashish Karyekar, which Agreement is hereby specifically sanctioned with liberty to the Board of Directors hereinafter referred to as Board which term shall be deemed to include any Committee of the Board constituted to exercise its powers including powers conferred by this resolution to alter and vary the terms and conditions of the said appointment and/or Agreement, as may be agreed to between the Board and Shri. Ashish Karyekar, so as not to exceed the limits specified in Schedule XIII to the Companies Act, 1956 or any amendments thereto; in the event of loss or inadequacy of profits in any FY during the currency of tenure of Shri. Ashish Karyekar, as Manager, the remuneration and perquisites as specified as aforesaid be paid or granted to him as minimum remuneration and perquisites provided that the total remuneration by way of salary, perquisites and other allowances shall not exceed the applicable ceiling limit in terms of Schedule XIII to the said Act as may be amended from time to time or any equivalent statutory re-enactment thereof for the time being in force, and authorize the Board of Directors to take all such steps as may be necessary, proper or expedient to give effect to this resolution

		Management	For	*
S.10

Amend, pursuant to the provisions of Section 17 and all other applicable provisions, if any, of the Companies Act, 1956, subject to confirmation of the Comp any Law Board, the existing Clause II in the Memorandum of Association of the Company be substituted as specified; on the confirmation by the Company Law Board, the Registered Office of the Company be transferred from the State of Maharashtra to the State of Goa, at such time and in such manner as the Board of Directors of the Company approve appropriate and authorize the Board of Directors of the Company to take all such steps and actions and give such directions, as may be in its absolute discretion deem necessary and to settle any question that may arise in this regard

		Management	For	*
*Management Position Unknown

RELIANCE COMMUNICATION VENTURES LTD

Security	Y72317103	Meeting Type	Other Meeting
Ticker Symbol		Meeting Date	29-Mar-2006
ISIN	INE330H01018	Agenda	700887966 - Management

Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS A POSTAL MEETING ANNOUNCEMENT. A PHYSICAL MEETING IS NOT BEING HELD FOR THIS COMPANY. THEREFORE, MEETING ATTENDANCE REQUESTS ARE NOT VALID FOR THIS MEETING. IF YOU WISH TO VOTE, YOU MUST RETURN YOUR INSTRUCTIONS BY THE INDICATED CUTOFF DATE. THANK YOU

Non-Voting
1.

Approve, pursuant to Sections 16, 94 and all other provisions, if any, of the Corporations Act of Company Act 1956 including statutory modifications or re-enactment thereof for the time being in force, to increase the authorize share capital of the Company of INR 650,00,00,000 divided into 130,00,00,000 equity shares of INR 5 each to INR 1500,00,00,000 divided into 200,00,00,000 equity shares of INR 5 each and 100,00,00,000 unclassified shares of INR 5 each with this power to the Board to decide on the extent of variation in such rights and classify and reclassify from time to time such shares into any class of shares; amend Clause V of the Memorandum of association of the Company as specified; and authorize the Board of Directors of the Company to take all such steps and actions and give such directions as may be in its absolute discretion deem necessary and to settle any question that may arise in this regard

		Management	For	*
S.2

Amend, pursuant to the provisions of Section 31 and all other applicable provisions, if any of the Companies Act 1956, the existing Article 3 of the Articles of Association of the Company and by inserting new Article as specified; and authorize the Board of Directors of the Company to take all such steps and actions and give such directions as may be in its absolute discretion deem necessary and to settle any question that may arise in this regard

		Management	For	*
S.3

Approve to accept, pursuant to provisions of Section 81(1A) and other applicable provisions, if any of the Companies Act, 1956, and in accordance with the provisions of the Memorandum and Articles of Association of the Company and regulations/guidelines, prescribed by the Securities and Exchange Board of India or any other relevant authority, from time to time, to the extent applicable and subject to approvals, consents, permissions and sanctions, as may be required, and subject to such conditions as may be prescribed by any of them while granting such approvals, consents, permissions and sanctions, which the Board of Directors of the Company the Board; authorize the Board of the Company to create, offer, issue and allot, to or for the benefit of such person(s) as are in the permanent employment and the Directors including the whole time Directors of the Company, at any time, equity shares of the Company and/or warrants whether attached to any security or not with an option exercisable by the warrant holder to subscribe any equity shares/equity linked securities and/or bonds debentures, preference shares or other securities convertible into equity shares, in such manner, during that period, in one or more branches and on such conditions as the board may decide prior to the issue and offer thereof, for, or which upon exercise or conversion could give rise to the issue of number of equity shares not exceeding in aggregate 5% of the aggregate of the number of issued equity shares of the Company, from time to time on the date(s) under Reliance Natural Resources Employees Stock Option Scheme ESOS, as placed at the meeting; subject to the terms stated herein, the equity shares allotted pursuant to the aforesaid resolution shall in all respects rank pari passu in ter se as also with the then existing equity shares of the Company; the ESOS may be operated by the Trustees of any ESOS Trust(s) established by the Company and containing such terms as the Board while establishing the Trust(s) deem appropriate; for the purpose of giving effect to any creation, offer, issue or allotment of equity shares or securities or instruments representing the same, as specified above, or for the purpose of selling any ESOS Trust(s), authorize the Board on behalf of the Company to do all such acts, deeds, matters and things as it may, in its absolute discretion, deem necessary or desirable for such purpose, and with power on behalf of the Company to settleal questions, difficulties or doubts that may arise in regard to such issue(s) or allotment(s) in its absolute discretion deem fit, without being required to seek any further consent or approval of the Members; authorize the Board to modify the terms of ESOS in accordance with any guidelines or regulations that may be issued, from time to time, by any appropriate authority unless such variation, modification or alteration is detrimental to the interests of the employees/Directors including the whole-time Directors; and authorize the Board to delegate all or any of the powers herein conferred to any Committee of Directors, or the Chairman of the Company

		Management	For	*
4.

Authorize the Board of Directors the Board, in accordance with the Section 293(1)(d) of the Companies Act, 1956 and the Articles of Association of the Company, to borrow any sum or sums of money including non fund based facilities from time to time at their discretion, for the purpose of the business of the Company, from any 1 or more Banks, Financial Institutions and other persons, firms, bodies, corporate, notwithstanding that the monies to be borrowed together with the monies already borrowed by the apart from temporary loans obtained from the Company’s Bankers in the ordinary course of business may, at any time, exceed up to a sum of INR 10,000 crore over and above the aggregate of the then paid up capital of the Company and its free reserves that is to say reserves not set apart for any specific purpose and to arrange or fix the terms and conditions of all such monies to be borrowed from time to time as to interest, repayment, security or otherwise as they may, in their absolute discretion, think fit; authorize the Board to do all such acts, deeds, matters and things as it may in its absolute discretion deem necessary, proper, or desirable and to settle any question, difficulty, doubt that may arise in respect of the borrowing(s) aforesaid and further to do all such acts, deeds and things and to execute all documents and writings as may be necessary, proper desirable or expedient to give effect to this resolution

		Management	For	*
5.

Grant authority to the Board of Directors, in terms of Section 293(1)(a) and all other applicable provisions of the Companies Act, 1956, including any statutory modification or re-enactment thereof, for the time being in force, to the Board of Directors the Board to mortgage and/or charge, in addition to the mortgages/charges created/to be created by the Company, in such form and manner and with such ranking and at such time and on such terms as the Board may determine, on all or any of the moveable and/or immoveable properties of the Company, both present and future and/or the whole or any part of the undertaking(s) of the Company together with the power to take over the management of the business and concern of the Company in certain events of default, in favour of the Lender(s), Agent(s) and Trustee(s)/Trustee(s), for securing the borrowings availed/to be availed by the Company and/or any of the Company’s holding / subsidiary / affiliate I associate company, by way of loan(s) (in foreign currency and/or rupee currency) and Securities (comprising fully/partly Convertible Debentures and/or Non Convertible Debentures with or without detachable or non-detachable Warrants and/or secured premium notes and/or floating rates notes/bonds or other debt instruments), issued/to be issued by the Company, from time to time, subject to the limits approved under Section 293(1)(d) of the Companies Act, 1996, together with interest at the respective agreed rates, additional interest, compound interest in case of default, accumulated interest, liquidated damages. commitment charges, premia on prepayment, remuneration of the Agent(s)/Trustees, premium (if any) on redemption, all other costs, charges and expenses, including any increase as a result of devaluation / revaluation fluctuation in the rates of exchange and all other monies payable by the Company in terms of the Loan Agreement(s)/Heads of Agreement(s), Debenture Trust Deed(s) or any other document, entered into/ to be entered into between the Company and the Lender(s)/Agent(s) and Trustee(s) / Trustee(s), in respect of the said loans / borrowings / debentures and containing such specific terms and conditions and covenants in respect of enforcement of security as may be Stipulated in that behalf and agreed to between the Board of Directors or Committee thereof and the Lender(s)/Agent(s)and Trustee(s)/Trustee(s); authorize the Board and/or its duty constituted Committee for the purpose of giving effect to this resolution to finalize, settle and execute such documents/deeds/writings/papers/agreements as may be required and do all such acts, deeds, matters and things, as it may in its absolute discretion deem necessary, proper or desirable and to settle any question, difficulty or doubt that may arise in regard to creating mortgages/charges as aforesaid

		Management	For	*
S.6

Approve, pursuant to Section 309 and all other applicable provisions if any, of the Companies Act, 1956 the Act and subject to all permissions, sanctions and approvals as may be necessary, approval of the Company and accorded for the payment of commission to the Director(s) of the Company who is/are neither in the whole time employment nor Managing Director(s), in accordance with and upto the limits laid down under the provisions of Section 309(4) of the Act, computed in the manner specified in the Act, for a period of 5 years from the F Y commencing 01 APR 2006, in such manner and up to such extent as the Remuneration Committee of the Board may, from time to time, determine; authorize the Board and/or Remuneration Committee constituted by the Board for the purpose of giving effect to this resolution, to take all actions and do all such deeds, matters and things, as it may in its absolute discretion deem necessary, proper or desirable and to settle any question, difficulty or doubt that may arise in this regard

		Management	For	*
S.7

Authorize the Board, pursuant to Section 81(1A) and all other applicable provisions of the Companies Act, 1956 including any Statutory modification or re-enactment there of for the time being in force and enabling provisions of the Memorandum and the Articles of Association of the Company and the Listing Agreements with the Stock Exchanges and subject to the provisions of the applicable rules, regulations, guidelines or laws and/or any approval, consent, permission or sanction of the Central Government Reserve Bank of India and any other appropriate authorities, institutions or bodies here in after collectively referred to as the appropriate authorities, and subject to such conditions as may be prescribed by any 1 of them while granting any such approval, consent, permission, and/or sanction here in after referred to requisite approvals which may be agreed to by the Board of Directors of the Company hereinafter called the Board which term shall be deemed to include any committee which the Board may have constituted or hereinafter constitute to exercise its powers including the power conferred by this Resolution, to issue, offer and allot, in international offerings any securities including global depositary receipts and/ or American depositary receipts convertible into equity shares, preference shares whether cumulative/ redeemable/ convertible at the option of the Company and /or the option of the holders of the security and / or securities linked to equity shares/preference shares and /or any instrument or Securities representing convertible securities such as convertible debentures, bonds or warrants convertible into depositary receipts underlying equity shares/ equity shares / preference shares, hereinafter referred to as the securities to be subscribed by foreign / domestic investors/institutions and / or corporate bodies/entities including mutual funds, banks, insurance Companies and/or individuals or otherwise, whether or not such persons/entities/investors are Members of the Company whether in one or more currency, such issue and allotment to be made at such time or times in one or more branches or branches, at par or at such price or prices, and on such terms and conditions and in such manner as the Board may, in its absolute discretion think fit, in consultation with the Lead Managers, Underwriters, Advisors or other intermediaries provided however that the issue of securities as above shall not result in increase of the issued and subscribed equity share capital of the Company by more than 25% of the then issued and outstanding equity shares; without prejudice to the generality of the above, the aforesaid issue of securities may have all or any terms or combination of terms including as to conditions in relation to payment of interest, additional interest, premia on redemption, prepayment and any other debt service payments whatsoever, and all such other terms as are provided in securities offerings of this nature including terms for issue of such securities or variation of the conversion price of the security during the duration of the securities and the Company is also entitled to enter into and execute alt such arrangements as the case may be with any lead managers, managers, underwriters, bankers, financial institutions. solicitors, advisors guarantors, depositories, custodians and other intermediaries in such offerings of securities and to remunerate alt such agencies including the payment of commissions, brokerage, fees or payment of their remuneration for their services pon conversion of any securities as specified or as may be necessary in accordance with the terms of the offering, all such shares being pari passu with the then existing shares of the Company in all respects, as may be provided under the terms of the issue and in the offering document; such of these Securities to be issued as are not subscribed may be disposed off by the Board to such persons and in such manner and on such terms as the Board in its absolute discretion thinks fit in the best interest of the Company and as is permissible at law; authorize the Board or any Committee on behalf of the Company, for the purpose of giving effect to any issue or allotment of securities or instruments representing the same as specified, to do all such acts, deeds, matters and things as it may at its absolute discretion deem necessary or desirable for such purpose, including without limitation the entering into of underwriting, marketing and depositary arrangement and institution/trustees/agents and similar agreements/and to remunerate Managers, underwriters and all other agencies/intermediaries by way of commission, brokerage, fees and the like as may be involved or connected in such offerings of securities, with power on behalf of the Company to settle any questions, difficulties or doubts that may arise in regard to any such issue or allotment as it may in its absolute discretion deem fit; authorize the Board to settle all questions, difficulties or doubts that may arise in regard to the issue, offer or allotment of securities and utilization of the issue proceeds including but without limitation to the creation of such mortgage/charge under Section 293(1)(a) of the said Act in respect of the aforesaid Securities either on pari passu basis or otherwise or in the borrowing of loans as it may in its absolute discretion deem fit without being required to seek any further consent or approval of the Members or otherwise to the end and intent that the Members shall be deemed to have given their approval thereto expressly by the authority of this resolution; authorize the Board to de legate all or any of the powers herein conferred to any Committee of Directors or the Chairman or any other officers/ authorized representatives of the Company to give effect to the aforesaid resolution

		Management	For	*
S.8

Approve, pursuant to applicable provisions of the Foreign Exchange Management Act, 1999 FEMA, the Companies Act, 1956 and all other applicable rules, regulations, guidelines and Laws including any statutory modification or re-enactment thereof for the time being in force and subject to all requisite approvals, permissions and sanctions and subject to such conditions as may be prescribed by any of the concerned authorities while granting such approvals, permissions, sanctions, which may be agreed to by the Board of Directors of the Company and/or a duly authorized Committee thereof for the time being exercising the powers conferred by the Board of Directors hereinafter referred to as the Board, the consent of the Company and accorded for investments by Foreign Institutional Investors including their sub-accounts hereinafter referred to as the FIIS, in the shares or debentures convertible into shares of the Company, by purchase or acquisition from the market under the Portfolio Investment Scheme under FEMA, subject to the condition that the total holding of all fits put together shall not exceed 74% of the paid up equity share capital or paid up value of the respective series of the convertible debentures of the Company as may be applicable or such other maximum limit as may be prescribed from time to time; authorized the Board to do all such acts, deeds, matters and things and execute all documents or writings as may be necessary, proper or expedient for the purpose of giving effect to this resolution and for matters connected therewith or incidental thereto

		Management	For	*
9.

Approve, in accordance with provisions of Sections 198, 269, 387 and all other applicable provisions, if any, read with Schedule XIII to the Companies Act 1956, and subject to all such sanctions, as may be necessary, appoint Shri. Hasti Shukla as the Manager of the Company for a period of 05 years commencing from 08 FEB 2006 on the terms and conditions including remuneration as specified in the Agreement to be entered into between the Company and Shri. Hasti Shukla, which Agreement is hereby specifically sanctioned with liberty to the Board of Directors hereinafter referred to as Board which term shall be deemed to include any Committee of the Board constituted to exercise its powers including powers conferred by this resolution to alter and vary the terms and conditions of the said appointment and/or Agreement, as may be agreed to between the Board and Shri. Hasti Shukla, so as not to exceed the limits specified in Schedule XIII to the Companies Act, 1956 or any amendments thereto; in the event of loss or inadequacy of profits in any FY during the currency of tenure of Shri. Hasti Shukla, as Manager, the remuneration and perquisites as specified as a foresaid be paid or granted to him as minimum remuneration and perquisites provided that the total remuneration by way of salary, perquisites and other allowances shall not exceed the applicable ceiling limit in terms of Schedule XIII to the said Act as may be amended from time to time or any equivalent statutory re-enactment thereof for the time being in force, and authorize the Board of Directors to take all such steps as may be necessary, proper or expedient to give effect to this resolution

		Management	For	*
S.10

Amend, pursuant to the provisions of Section 17 and all other applicable provisions, if any, of the Companies Act, 1956, subject to confirmation of the Company Law Board, the existing Clause II in the Memorandum of Association of the Company be substituted as specified; on the confirmation by the Company Law Board, the Registered Office of the Company be transferred from the State of Maharashtra to the State of Goa, at such time and in such manner as the Board of Directors of the Company approve appropriate and authorize the Board of Directors of the Company to take all such steps and actions and give such directions, as may be in its absolute discretion deem necessary and to settle any question that may arise in this regard

		Management	For	*
*Management Position Unknown

DBS GROUP HOLDINGS LTD

Security	Y20246107	Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	30-Mar-2006
ISIN	SG1L01001701	Agenda	700892056 - Management

Item	Proposal	Type	Vote	For/Against Management

S.1

1) Amend the Articles 2, 3, 4, 5(A), 7(A), 9(A), 9(B), 10, 11, 15, 17, 19, 21(C), 22, 25, 28, 40(B), 48, 49, 50, 53, 58, 63, 67, 80, 97, 110, 114, 124, 127, 136 and 144 and also the headnote ‘Capitalization of the profits and reserves’ appearing in the Articles of Association of the Company the Articles; 2) approve to include the new Articles 6A, 131A and 142A and also the new headnote ‘Bonus issues and capitalization of profits and reserves’ in the Articles; and 3) approve to delete the Article 8 in the entirety as specified

		Management	Abstain	*
2.	Amend the Rules 1, 2.1, 3, 4.1, 5.3, 5.4, 5.5, 5.6, 6.2, 6.3, 7, 9.1, 9.4 and 12.1 of the DBSH Performance Share Plan as specified	Management	Abstain	*
3.

Authorize the Directors of the Company, for the purposes of Sections 76C and 76E of the Companies Act, Chapter 50 the Companies Act, to purchase or otherwise acquire issued ordinary shares in the capital of the DBSH Ordinary Shares, not exceeding in aggregate the maximum percentage as hereafter defined, at such price or prices as may be determined from time to time up to the maximum price whether by way of: i) market purchase(s) on the Singapore Exchange Securities Trading Limited SGX-ST transacted through the Central Limit Order Book Trading System and/or any other securities exchange on which the Ordinary Shares may for the time being be listed and quoted Other Exchange; and/or ii) off-market purchase(s) if effected otherwise than on the SGX-ST as the case may be, Other Exchange in accordance with any equal access scheme(s) as may be determined or formulated by the Directors as they consider fit, which satisfies the conditions prescribed by the Act and otherwise in accordance with all other laws and regulations and rules of the SGX-ST or, as the case may be, Other Exchange as may for the time being applicable and also to complete and do all such acts and things including executing such documents as may be required as they and/or he may consider expedient or necessary to give effect to the transactions contemplated and/or authorized by this resolution; Authority expires the earlier of the date of the next AGM of DBSH is held and the date by which next AGM of DBSH is required by the Law

		Management	For	*
*Management Position Unknown

DBS GROUP HOLDINGS LTD

Security	Y20246107	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	30-Mar-2006
ISIN	SG1L01001701	Agenda	700892222 - Management

Item	Proposal	Type	Vote	For/Against Management

1.	Receive the Directors’ report and audited accounts for the YE 31 DEC 2005 and the Auditors’ report thereon	Management	For	*
2.	Declare a final dividend of 17 cents per ordinary share, less income tax, for the YE 31 DEC 2005	Management	For	*
3.	Approve to sanction the amount of SGD 1,076,538 as the Directors’ fees for 2005	Management	For	*
4.	Appoint Ernst & Young as the Auditors of the Company and authorize the Directors to fix their remuneration	Management	For	*
5.a.a	Re-elect Mr. Frank Wong as a Director, who retires under Article 95 of the Company’s Articles of Association	Management	For	*
5.A.b	Re-elect Mr. Goh Geok Ling as a Director, who retires under Article 95 of the Company’s Articles of Association	Management	For	*
5.A.c	Re-elect Mr. Kwa Chong Seng as a Director, who retires under Article 95 of the Company’s Articles of Association	Management	For	*
5.A.d	Re-elect Mr. Narayana Murthyas a Director, who retires under Article 95 of the Company’s Articles of Association	Management	For	*
5.b.a	Re-elect Mr. Koh Boon Hwee as a Director, who retires under Article 101 of the Company’s Articles of Association	Management	For	*
5.B.B	Re-elect Mr. Andrew Buxton as a Director, who retires under Article 101 of the Company’s Articles of Association	Management	For	*
6.a

Authorize the Board of Directors of the Company to offer and grant options in accordance with the provisions of the DBSH Share Option Plan and to allot and issue from time to time such number of ordinary shares in the capital of the Company DBSH ordinary shares as may be required to be issued pursuant to the exercise of the options under the DBSH Share Option Plan provided always that the aggregate number of new DBSH ordinary shares to be issued pursuant to the DBSH Share Option Plan and the DBSH Performance Share Plan shall not exceed 7. 5% of the issued share capital of the Company from time to time

		Management	For	*
6.b

Authorize the Board of Directors of the Company to offer and grant awards in accordance with the provisions of the DBSH Performance Share Plan and to allot and issue from time to time such number of DBSH ordinary shares as may be required to be issued pursuant to the vesting of awards under the DBSH Performance Share Plan, provided always that the aggregate number of new DBSH ordinary shares to be issued pursuant to the DBSH Performance Share Plan and the DBSH Share Option Plan shall not exceed 7.5% of the issued share capital of the Company from time to time

		Management	For	*
6.c

Authorize the Directors of the Company to: a) i) issue shares in the capital of the Company shares whether by way of rights, bonus or otherwise; and/or ii) make or grant offers, agreements or options collectively, Instruments that might or would require shares to be issued, including but not limited to the creation and issue of as well as adjustments to warrants, debentures or other instruments convertible into shares; at any time and upon such terms and conditions and for such purposes and to such persons as the Directors may in their absolute discretion deem fit; and b) notwithstanding the authority conferred by this Resolution may have ceased to be in force issue shares in pursuance of any Instrument made or granted by the Directors while this resolution was in force, provided that: 1) the aggregate number of shares to be issued pursuant to this Resolution including shares to be issued in pursuance of Instruments made or granted pursuant to this Resolution does not exceed 50% of the issued share capital of the Company, of which the aggregate number of shares to be issued other than on a pro rata basis to shareholders of the Company including shares to be issued in pursuance of Instruments made or granted pursuant to this Resolution does not exceed 20% of the issued share capital of the Company; 2) subject to such manner of calculation as may be prescribed by the Singapore Exchange Securities Trading Limited (SGX-ST) for the purpose of determining the aggregate number of shares that may be issued, the percentage of issued share capital shall be based on the number of issued shares in the capital of the Company at the time this Resolution is passed, after adjusting for: i) new shares arising from the conversion or exercise of any convertible securities or share options or vesting of share awards which are outstanding or subsisting at the time this Resolution is passed; and ii) any subsequent consolidation or subdivision of shares; 3) in exercising the authority conferred by this Resolution, the Company shall comply with the provisions of the Listing Manual of the SGX-ST for the time being in force unless such compliance has been waived by the SGX-ST and the Articles of Association for the time being of the Company; Authority expires at the earlier of the conclusion of the next AGM of the Company or the date by which the next AGM of the Company is required by Law

		Management	For	*
*Management Position Unknown

THE SIAM COMMERCIAL BANK PUBLIC CO LTD

Security	Y7905M113	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	04-Apr-2006
ISIN	TH0015010018	Agenda	700884011 - Management

Item	Proposal	Type	Vote	For/Against Management

	PLEASE NOTE THAT PARTIAL AND SPLIT VOTING ARE ALLOWED FOR THIS MEETING. THANK YOU.	Non-Voting
1.	Approve the minutes of the AGM of shareholders No 182 held on 05 APR 2005	Management	For	For
2.	Receive the annual report prepared by the Board of Directors for the FY 2005	Management	For	For
3.	Approve the financial statements for the FYE 31 DEC 2005	Management	For	For
4.	Approve the allocation of profits and dividend payment from the Bank’s operational result of year 2005	Management	For	For
5.	Approve the distribution of the Director’s bonus and to inform the Directors’ remuneration for year 2006	Management	For	For
6.	Elect the Directors in replacement of those retired by rotation	Management	For	For
7.	Approve the issuance of debentures and/or subordinated, short- term, other types of debentures in the amount not exceeding THB 100,000 million or equivalent in any other foreign currency	Management	For	For
8.	Appoint the Auditor and approve to fix the auditing fee	Management	For	For
9.	Amend Clause 4 of the Bank’s Memorandum of Association	Management	Abstain	Against

THE SIAM COMMERCIAL BANK PUBLIC CO LTD

Security	Y7907V129	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	04-Apr-2006
ISIN	TH0015020017	Agenda	700884768 - Management

Item	Proposal	Type	Vote	For/Against Management

	PLEASE NOTE THAT PARTIAL AND SPLIT VOTING ARE ALLOWED FOR THIS MEETING	Non-Voting
1.	Approve the minutes of 2005 AGM of shareholders no.182 held on 05 APR 2005	Management	For	For
2.	Approve the annual report prepared by the Board of Directors for the FY 2005	Management	For	For
3.	Approve the financial statements for YE 31 DEC 2005	Management	For	For
4.	Approve the allocation of profits and dividend payment from Bank’s operational results the year 2005	Management	For	For
5.	Approve the distribution of Directors’ bonus and inform the Directors’ remuneration for the year 2006	Management	For	For
6.	Elect the Directors in replacement of those who retires by rotation	Management	For	For
7.	Approve the issuance of debentures and/or subordinated short term other types of debentures in the amount not exceeding THB 100,000 million or equivalent in any other foreign currency	Management	For	For
8.	Appoint the Auditors and fix the auditing fee	Management	For	For
9.	Amend the Clause 4 of the Bank’s Memorandum of Association	Management	Abstain	Against

THE SIAM COMMERCIAL BANK PUBLIC CO LTD

Security	Y7905M113	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	04-Apr-2006
ISIN	TH0015010018	Agenda	700905459 - Management

Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING ID 290951 DUE TO CHANGE IN NUMBER OF RESOLUTIONS. ALL VOTES RECEIVED ON THE PREVIOUS MEETING WILL BE DISREG ARDED AND YOU WILL NEED TO REINSTRUCT ON THIS MEETING NOTICE. THANK YOU.

Non-Voting
	PLEASE NOTE THAT PARTIAL AND SPLIT VOTING ARE ALLOWED FOR THIS MEETING. THANK YOU.	Non-Voting
1.	Approve the minutes of the AGM of shareholders No 182 held on 05 APR 2005	Management	For	For
2.	Receive the annual report prepared by the Board of Directors for the FY 2005	Management	For	For
3.	Approve the financial statements and statutory reports for the FYE 31 DEC 2005	Management	For	For
4.	Approve to allocate the income and payment of normal dividend of THB 2 per share; special dividend THB 1 per share	Management	For	For
5.	Approve the distribution of the Director’s bonus and to inform the Directors’ remuneration for year 2006	Management	For	For
6.1	Re-elect Mr. Bodin Asavanich as a Director	Management	For	For
6.2	Re-elect Mr. Puntip Surathin as a Director	Management	For	For
6.3	Re-elect Mr. Maris Samaram as a Director	Management	For	For
6.4	Re-elect Mr. Tiraphot Vajrabhaya as a Director	Management	For	For
6.5	Re-elect Mr. Pichai Chunhavajira as a Director	Management	For	For
7.	Approve the issuance of debentures and/or subordinated, short- term, other types of debentures in the amount not exceeding THB 100,000 million or equivalent in any other foreign currency	Management	For	For
8.	Appoint Deloitee Touche Tohmatsu Jaiyos as the Auditors and approve to fix their remuneration	Management	For	For
9.	Amend Clause 4 of the Memorandum of Association in line with conversion of preferred shares	Management	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO REVISED WORDINGS IN RESOLUTION 7. IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU.

Non-Voting

PTT EXPL & PRODTN PUB LTD

Security	Y7145P132	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	05-Apr-2006
ISIN	TH0355010Z16	Agenda	700870377 - Management

Item	Proposal	Type	Vote	For/Against Management

1.	Approve the minutes of the EGM of the No.1/2005	Management	For	For
2.	Acknowledge the 2005 performance result and 2006 work plan of the Company	Management	For	For
3.	Approve the 2005 financial statements	Management	For	For
4.

Approve the dividend payment for 2005 performance from petroleum income at 13.50 THB per share, which includes the interim dividend of first 6 months at THB 5.50 per share and the latter 6 months at THB 8 per share

		Management	For	For
5.	Appoint the new Directors to replace those who retire by rotation	Management	For	For
6.	Approve to consider the Director’s remuneration for year 2006	Management	For	For
7.	Appoint the Auditor and consider the Auditor’s fee for year 2006	Management	For	For
8.	Approve the split of pttep shares par value from THB 5 per share to THB 1 per share	Management	For	For
9.	Approve the amendment of the Company’s Memorandum of Association Clause 4	Management	Abstain	Against
10.	Approve to consider the issuance and offering of 2,800,000 warrant units to purchase the Company’s common shares for Management and employees for the year 2006	Management	For	For
11.	Approve to consider the allotment of 2,800,000 shares reserved for exercise of the right under the warrants issued to Management and employees for the year 2006	Management	For	For
12.	Transact any other business	Other	For	*
*Management Position Unknown

KEPPEL LAND LTD

Security	V87778102	Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	11-Apr-2006
ISIN	SG1R31002210	Agenda	700903253 - Management

Item	Proposal	Type	Vote	For/Against Management

1.

Authorize: a) the Company, subject to the approval of Resolution 2 by shareholders of the Company, to distribute up to SGD 264.3 million, comprising up to 144.4 million units in k-Reit Asia the ‘Units’ by way of a dividend in specie in lieu of a cash dividend the ‘distribution in specie’ to shareholders o f the Company the ‘Shareholders’ on the basis of 1 unit for every 5 shares in the Company the ‘shares’, free from encumbrances and together with all rights attaching thereto, held as at 5 p.m. on the books closure date to be announced the ‘Books Closure Date’ provided always: that where the Directors of the Company are of the view that the distribution of units to any shareholder whose registered address as recorded in the register of members of the Company or in the depository register maintained by the Central Depository Pte Limit ed ‘CDP’ on the Books Closure Date is outside Singapore the ‘Overseas Share holders’ may infringe any relevant foreign law or necessitate compliance with conditions or requirements which the Directors of the Company in their absolute discretion regard as onerous or impracticable by reason of costs, delay or otherwise, such units shall not be distributed to such overseas shareholders, but shall be distributed to such persons as the Directors of the Company may appoint for the purposes of sale on such terms and conditions as the Directors of the Company deem fit, and that the aggregate amount of the proceeds if any thereof, after deducting all dealing and other expenses in connection therewith, be distributed proportionately to and among all such Overseas Shareholders according to their respective entitlements to the units as at the Books Closure Date in full satisfaction of their rights to the shares, provided that where the amount of such proceeds to be paid to any particular relevant Overseas Shareholder is less than SGD 10.00, such amount shall be retained for the benefit of the Company or otherwise dealt with in such manner and on such terms and conditions as the Directors of the Company deem fit and no Overseas Shareholder shall have any claim whatsoever including in respect of any such sale or the timing thereof against the Company, and/or CDP in connection therewith, and that in the case of shareholders whose shares are not deposited with CDP and whose registered addresses as at Books Closure Date, as recorded in the register of members of the Company for the service of notice and documents, are in Singapore ‘Scrip-Based Shareholders’ and who have not opened their securities account with CDP, the unit registrar and unit transfer office, Lim associates Pte Ltd, will send each of such Scrip-Based Shareholder a notification letter confirming the number of units they are entitled to and their entitlements shall be recorded in the register of unit holders, which entries shall be conclusive evidence of the number of units held by each Scrip-Based Shareholder, and Lim Associates Pte Ltd shall hold the units on behalf of these Scrip-Based Shareholders pending further instructions from them, and b) the Directors of the Company and each of them to complete and to do all such acts and things, decide all questions and exercise all discretions including approving, modifying and executing all documents as they may consider necessary or expedient in connection with the distribution in specie and/or to give effect to the distribution

		Management	For	For
2.

Approve, subject to the approval of Resolution 1 by shareholders of the Company, the following interested party agreements the ‘Interested Party Agreements’: i) the trust deed entered into between RBC Dexia Trust Services Singapore Limited and K-Reit Asia Management Limited, the trustee the ‘Trustee’ and manager (the ‘Manager’) of K-Reit Asia, respectively; ii) the Put and Call Option Agreements entered into between the trustee and each of keppel Land Tower D Pte Ltd, Mansfield Realty Limited and Bch Office Investment Pte Ltd for the acquisition of the approximately 44% interest held in prudential tower building ‘Prudential Tower’, the 100% interest in Keppel Towers and GE Tower ‘Keppel Tower And GE Tower’ and the 100% interest in Bugis Junction Towers ‘Bugis Junction Towers’, respectively; iii) the Property Management Agreement entered into by the Trustee and the Manager with k-Reit Asia Property Management Pte Ltd, as Property Manager of k-Reit Asia, for the operation, maintenance, management and marketing of Prudential Tower Property, Keppel Towers and GE Tower and Bugis Junction Towers; iv) the Bridging Loan Agreement entered into between the trustee and Kephinance Investment Pte Ltd, a wholly-owned subsidiary of keppel Corp Ltd, pursuant to which Kephinance Investment Pte Ltd has agreed to provide a bridging loan facility in an aggregate principal amount of up to SGD 200 million to K-Reit Asia, and v) the leasing of office premises at 06-01, 06-06/10, 14th and 15th floor of Bugis Junction Towers to Keppel Land International Limited, a wholly-owned subsidiary of the Company for a term of 14 years as follows: a 1st lease term of 7 years less 1 day from 16 SEP 1995 to 14 SEP 2002; a 2nd lease term of 4 years from 16 SEP 2002 to 15 SEP 2006, and a 3rd lease term of 3 years less 1 day commencing immediately upon the expiry of the 2nd lease term, the rent chargeable for the 3rd lease term shall be the prevailing market rent of the premises excluding tenant’s contribution subject t o a 15% discount which is the same as the 2nd lease term; which Interested Party Agreements shall not be subject to Rules 905 and 906 of the listing manual in so far as, in respect of each such agreement, there are no subsequent changes to the rates and/or basis of the fees charged there under which will adversely affect k-Reit Asia, and in the event that a renewal of such agreements is required, the renewal will be subject to Rules 905 and 906 of the listing manual

		Management	For	For

COSCO CORP SINGAPORE LTD

Security	Y1764Z208	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	18-Apr-2006
ISIN	SG1S76928401	Agenda	700914775 - Management

Item	Proposal	Type	Vote	For/Against Management

1.	Receive and adopt the Directors’ report and audited financial statements for the FYE 31 DEC 2005 and the Auditors’ report thereon	Management	For	For
2.	Declare a final dividend of SGD 0.02 per ordinary share one-tier tax for the YE 31 DEC 2005 as recommended by the Directors	Management	For	For
3.	Approve the payment of Directors’ fees of SGD 155,000 for the YE 31 DEC 2005	Management	For	For
4.	Re-elect Mr. Li Jian Hong as a Director, who retires under Article 98 of the Articles of Association of the Company	Management	For	For
5.	Re-elect Dr. Wang Kai Yuen as a Director, who retires under Article 98 of the Articles of Association of the Company	Management	For	For
6.	Re-elect Mr. Wang Xing Ru, who retires under Article 104 of the Articles of Association of the Company	Management	For	For
7.	Re-appoint, pursuant to Section 153(6) of the Companies Act, Chapter 50, Mr. Tom Yee Lat Shing as a Director of the Company to hold office until the next AGM	Management	For	For
8.	Re-appoint Messrs. PricewaterhouseCoopers as the Auditors and authorize the Directors to fix their remuneration	Management	For	For
	Transact any other business	Non-Voting
9.

Authorize the Directors, pursuant to Section 161 of the Companies Act, Chapter 50 and in accordance with Rule 806 of the Listing Manual of the Singapore Exchange Securities Trading Limited Listing manual, to allot and issue shares in the Company by way of rights, bonus or otherwise, the aggregate number of shares issued not exceeding 50% of the issued share capital of the Company or such other limit as may be prescribed by the Singapore Exchange Securities Trading Ltd SGX-ST as at the date the general mandate is passed, of which the aggregate number of shares to be issued other than on a pro-rata basis to the existing shareholders of the Company does not exceed 20% of the issued share capital of the Company or such other limit as may be prescribed by the SGX-ST as at the date the general mandate is passed and the percentage of issued share capital shall be calculated based on the Company’s issued share capital at the date of passing of this resolution after adjusting for new shares arising from the conversion of convertible securities or employee share options on issue and any subsequent consolidation or subdivision of shares; Authority expires the earlier of the conclusion of the next AGM of the Company or the date of the next AGM of the Company as required by Law

		Management	For	For
10.

Authorize the Directors to allot and issue shares under the Cosco Group Employees’ Share Option Scheme 2002 Scheme that pursuant to Section 161 of the Companies Act, Chapter 50, to allot and issue from time to time such number of shares in the capital of the Company as may be required to be issued pursuant to the exercise of options granted under the Scheme, provided that the aggregate number of shares to be issued pursuant to the Scheme shall not in total exceed 15% of the issued share capital of the Company from time to time

		Management	For	For
11.

Authorize the Company, its subsidiaries and associated Companies or any one of them, for the purposes of Chapter 9 of the Listing Manual of the SGX-ST, for the Company, its subsidiaries and associated companies or any of them, to enter into any such transactions falling within the categories of interested person transactions particulars of which are set out in the Appendix A Appendix to the annual report of the Company for the FYE 31 DEC 2005 with any party who is of the class of interested persons described in the Appendix A provided that such transactions are made on normal commercial terms and will not be prejudicial to the interests of the Company and its minority shareholders and in accordance with the review procedures set out in the Appendix A; (ii) authorize the Audit Committee of the Company to take such actions as it deems proper in respect of such procedures and/or to modify or implement such procedures as may be necessary to take into consideration any amendment to Chapter 9 of the Listing Manual which may be prescribed by the SGX-ST from time to time; (iii) authorize the Directors of the Company to complete and do all such acts and things including all such documents as may be required as they may consider expedient or necessary or in the interests of the Company to give effect to this Resolution; and Authority expires at the next AGM of the Company is held or is required by Law to be held

		Management	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT OF RECORD DATE. IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU.

Non-Voting

HUAN HSIN HOLDINGS LTD

Security	Y3745P101	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	18-Apr-2006
ISIN	SG1E67853093	Agenda	700918456 - Management

Item	Proposal	Type	Vote	For/Against Management

1.	Receive and adopt the Director’s report and the audited accounts of the Company for the YE 31 DEC 2005	Management	For	For
2.	Declare a final tax exempt dividend of 0.6 Singapore cents per ordinary share for the YE 31 DEC 2005	Management	For	For
3.	Approve the Directors’ fees of SGD 315,000 for the YE 31 DEC 2005 2004: SGD 295,000	Management	For	For
4.A	Re-elect Mr. Hsu Hung Chun as a Director, who retires in accordance with the Article 91 of the Company’s Articles of Association	Management	For	For
4.B	Re-elect Mr. Lau Ping Sum, Pearce as a Director, who retires in accordance with the Article 91 of the Company’s Articles of Association	Management	For	For
5.	Re-appoint Deloitte & Touche as the Auditors of the Company and authorize the Directors to fix their remuneration	Management	For	For
6.	Transact any other business	Other	For	*
7.

Authorize the Directors of the Company, pursuant to Section 161 of the Companies Act, Chapter 50 and the Listing Manual of the Singapore Exchange Securities Trading Limited, to issue shares in the Company by way of rights, bonus or otherwise at any time and upon such terms and conditions and for such purposes and such persons as the Directors may in their absolute discretion, deem fit, provided that the aggregate number of shares issued not exceeding 50% of the issued share capital of the Company, of which the aggregate number of shares to be issued other than on a pro-rata basis to the existing shareholders of the Company does not exceed 20% of the issued share capital of the Company; Authority expires the earlier of the conclusion of the next AGM of the Company or the date of the next AGM of the Company as required by Law

		Management	For	For
8.

Authorize the Directors of the Company to offer and grant options in accordance with the Huan Hsin Share Option Scheme the Scheme and to issue such shares as may required to be issued pursuant to the exercise of the options under the Scheme provided always that the aggregate number of shares to be issued pursuant to the Scheme shall not exceed 10% of the issued share capital of the Company from time to time

		Management	For	For

THAI OIL PUBLIC CO LTD

Security	Y8620B119	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	20-Apr-2006
ISIN	TH0796010013	Agenda	700893969 - Management

Item	Proposal	Type	Vote	For/Against Management

	PLEASE NOTE THAT SPLIT VOTING AND PARTIAL VOTING ARE ALLOWED FOR THIS MEETING. THANK YOU	Non-Voting
1.	Approve the minutes of the 2005 AGM of the shareholders held on 28 APR 2005	Management	For	For
2.	Approve the operating results of the Company for the year 2005 and the audited financial statements for the YE 31 DEC 2005	Management	For	For
3.	Approve the appropriation of the year 2005 profit and the dividend payment	Management	For	For
4.	Elect the Directors to replace the retiring Directors and to add a new Director	Management	For	For
5.	Approve the remuneration of the Company’s Directors for 2006	Management	For	For
6.	Appoint the Auditors and approve to determine their remuneration for the year 2006	Management	For	For
7.	Other business	Other	Abstain	*
*Management Position Unknown

THAI OIL PUBLIC CO LTD

Security	Y8620B119	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	20-Apr-2006
ISIN	TH0796010013	Agenda	700905435 - Management

Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING 289301 DUE TO ADDITIONAL RESOLUTIONS. ALL VOTES RECEIVED ON THE PREVIOUS MEETING WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT ON THIS MEETING NOTICE. THANK YOU

Non-Voting
1.	Approve the minutes of the previous AGM	Management	For	For
2.	Approve the financial statements and the statutory reports	Management	For	For
3.	Approve the allocation of the income and payment dividend of THB 3.5 per share	Management	For	For
4.1	Re-elect Mr. Chakramon Phasukavanich as a Director	Management	For	For
4.2	Re-elect Mr. Nibhat Bhukkanasut as a Director	Management	For	For
4.3	Re-elect Mr. Prajya Phinyawat as a Director	Management	For	For
4.4	Re-elect Mr. Nit Chantramonklasri as a new Director	Management	For	For
4.5	Elect Mr. Pichai Chunhavajira as a new Director	Management	For	For
5.	Approve the remuneration of the Directors	Management	For	For
6.	Approve the KPMG Phoomchai Audit Ltd. as the Auditors and authorize the Board to fix their remuneration	Management	For	For
7.	Other business	Other	For	*
	PLEASE NOTE THAT PARTIAL AND SPLIT VOTING ARE ALLOWED FOR THIS MEETING. THANK YOU.	Non-Voting

ADVANCED INFO SERVICE PUBLIC CO LTD

Security	Y0014U183	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	24-Apr-2006
ISIN	TH0268010Z11	Agenda	700884009 - Management

Item	Proposal	Type	Vote	For/Against Management

	PLEASE NOTE THAT PARTIAL AND SPLIT VOTING ARE ALLOWED. THANK YOU	Non-Voting
1.	Approve the matters to be informed	Management	For	For
2.	Approve the minutes of the AGM of shareholders to be held on 30 MAR 2005	Management	For	For
3.	Approve the results of operation for the year 2005	Management	For	For
4.	Approve the balance sheet, statement of income and statement of cash flow for 2005 ended 31 DEC 2005	Management	For	For
5.	Approve the dividend payment to the shareholders for the FY 2005	Management	For	For
6.	Approve the appointment of the Company’s Auditors and determine the Auditors’ remuneration for the YE 2006	Management	For	For
7.

Re-elect Mr. Arun Churdboonchart, Mr. Boonklee Plangsiri and Mr. Somprasong Boonyachai as the Directors to increase Board size and approve the names and number of the Directors who have signing authority

		Management	For	For
8.	Approve the Directors’ remuneration for 2006	Management	For	For
9.	Approve the issuance and offering of warrants 10,138,500 units to purchase the Company’s ordinary shares to the Directors and the employees of the Company ESOP Grant V	Management	For	For
10.	Approve the allocation of 10,138,500 new ordinary shares, at par value of THB 1.00 each in order to reserve for the exercise of warrants under the ESOP Grant V	Management	For	For
11.	Approve the allocation of warrants to the Directors and the employees who are eligible for the warrants exceedings 5% of the ESOP Grant V	Management	For	For
12.

Approve the allotment of 615,800 additional ordinary shares, at P/V of THB 1 each, reserved for exercising the right in pursuant with the ESOP WTS Grant 1,2,3 and 4 due to the entering into terms and conditions of prospectus

		Management	For	For
13.	Other matters if any	Other	Abstain	*
*Management Position Unknown

CHARTERED SEMICONDUCTOR MFG LTD

Security	Y1297M104	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	26-Apr-2006
ISIN	SG1H23874727	Agenda	700910208 - Management

Item	Proposal	Type	Vote	For/Against Management

1.	Adopt the audited accounts of the Company for the YE 31 DEC 2005, including the reports of the Directors and the Auditors	Management	For	For
2.A.1	Re-elect Mr. James A. Norling as a Director, who retires pursuant to Article 94 of the Company’s Articles of Association	Management	For	For
2.A.2	Re-elect Mr. Philip Tan Yuen Fah as a Director, who retires pursuant to Article 94 of the Company’s Articles of Association	Management	For	For
2.B	Approve to record the retirement of Mr. Sum Soon Lim, a Director retiring pursuant to Article 94 of the Company’s Articles of Association	Management	For	For
2.C	Re-elect Mr. Steven H. Hamblin, who retires pursuant to Article 99 of the Company’s Articles of Association	Management	For	For
3.A.1	Re-appoint Mr. Charles E. Thompson as a Director of the Company until the next AGM of the Company, pursuant to Section 153(6) of the Companies Act, Chapter 50	Management	For	For
3.A.2	Re-appoint Mr. Andre Borrel as a Director of the Company until the next AGM of the Company, pursuant to Section 153(6) of the Companies Act, Chapter 50	Management	For	For
3.A.3	Re-appoint Mr. Pasquale Pistorio as a Director of the Company until the next AGM of the Company, pursuant to Section 153(6) of the Companies Act, Chapter 50	Management	For	For
3.B	Approve to record the retirement of Mr. Robert E. La Blanc, a Director retiring pursuant to Section 153(2) of the Companies Act, Chapter 50	Management	For	For
4.	Re-appoint KPMG as the Company’s Auditors and authorize the Directors to fix their remuneration	Management	For	For
5.	Approve the Directors’ fees of SGD 462,334 for the YE 31 DEC 2005	Management	For	For
6.A

Authorize the Directors, pursuant to Section 161 of the Companies Act, Chapter 50, to allot and issue shares in the capital of the Company to any person on such terms and conditions and with such rights or restrictions as they may think fit to impose; Authority expires earlier at the conclusion of the next AGM of the Company; or the expiration of the period within which the next AGM is required by law to be held

		Management	For	For
6.B

Authorize the Directors, pursuant to Section 161 of the Companies Act, Chapter 50, to: i) aa) create and issue securities Securities including, without limitation, warrants or options to subscribe for new shares of the Company New Shares or to purchase from the Company other securities issued or to be issued by the Company, debt securities and securities which are convertible into, exchangeable for, or exchangeable for, New Shares or other securities issued or to be issued by the Company to any person or persons and on such terms and conditions as the Directors may think fit to impose; bb) create and issue any further Securities Further Securities as may be required or permitted to be issued in accordance with the terms and conditions of the Securities; and cc) make, enter into and/or issue offers, agreements, options. undertakings, guarantees and/or indemnities together referred to as Agreements which would or might require the issue of New Shares or other securities by the Company with any person or persons and on such terms and conditions as the Directors may think fit to impose; ii) allot and issue from time to time: aa) such number of New Shares as may be required or permitted to be allotted or issued on the conversion, exchange or exercise of the Securities, or any of them, to the holders of such Securities on the conversion, exchange or exercise thereof, subject to and otherwise in accordance with the terms and conditions of the Securities; bb) on the same basis as Paragraph (ii) (aa) above, such further New Shares as m ay be required to be allotted and issued on the conversion, exchange or exercise of any of the Further Securities in accordance with the terms and conditions of the Further Securities; and cc) such number of New Shares as may be required or permitted to be allotted or issued pursuant to and otherwise in accordance with the terms and conditions of the Agreements; and iii) take such steps, make such amendments to the terms and conditions of the Securities, the Further Securities and the Agreements and any of them, and exercise such discretion as the Directors may from time to time deem fit, advisable or necessary in connection with all or any of the above matters

		Management	For	For
6.C

Authorize the Directors, pursuant to Section 161 of the Companies Act, Chapter 50, to offer and grant options in accordance with the provisions of the 1999 Option Plan, as amended and restated, and to allot and issue from time to time such number of shares in the capital of the Company as may be required to be issued pursuant to the exercise of the options under the 1999 Option Plan, as amended and restated

		Management	For	For
6.D

Authorize the Directors, pursuant to Section 161 of the Companies Act, Chapter 50, to offer and grant rights to purchase shares in the capital of the Company in accordance with the provisions of the Chartered ESPP 2004, and to allot and issue from time to time such number of shares in the capital of the Company as may be required to be issued pursuant to the exercise of rights to purchase shares in the capital of the Company under the Chartered ESPP 2004

		Management	For	For
6.E

Authorize the Directors, pursuant to Section 161 of the Companies Act, Chapter 50, to offer and grant rights to purchase shares in the capital of the Company in accordance with the provisions of the SMP ESPP 2004 and to allot and issue from time to time such number of shares in the capital of the Company as may be required to be issued pursuant to the exercise of rights to purchase shares in the capital of the Company under the SMP ESPP 2004

		Management	For	For
7.	Transact any other business	Other	For	*
*Management Position Unknown

HONG KONG EXCHANGES AND CLEARING LTD

Security	Y3506N105	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	26-Apr-2006
ISIN	HK0388009489	Agenda	700910563 - Management

Item	Proposal	Type	Vote	For/Against Management

1.	Receive and approve the audited accounts for the YE 31 DEC 2005 together with the reports of the Directors and the Auditors thereon	Management	For	For
2.	Declare a final dividend	Management	For	For
3.i	Elect Mr. Dannis J H Lee as a Director	Management	For	For
3.ii	Elect Mr. David M Webb as a Director	Management	For	For
4.	Re-appoint PricewaterhouseCoopers as the Auditors of HKEx and authorize the Directors to fix their remuneration	Management	For	For
5.

Authorize the Directors of the Company of HKEx, to repurchase shares of the Company during the relevant period, on The Stock Exchange of Hong Kong Limited or any other stock exchange on which the shares of the Company have been or may be listed and recognized by the Securities and Futures Commission and the Stock Exchange for this purpose under the Hong Kong Code on share repurchases for such purposes, subject to and in accordance with all applicable laws and/or requirements of the Rules Governing the Listing of Securities on the Stock Exchange of Hong Kong Limited or of any stock exchange as amended from time to time, not exceeding 10% of the aggregate nominal amount of the issued share capital of the Company; Authority expires the earlier of the conclusion of the AGM of the Company or the expiration of the period within which the next AGM of t he Company is to be held by Law

		Management	For	For
6.

Approve that until the shareholders of HKEx in general meeting otherwise deter mines, a remuneration of HKD 240,000 be paid to each of the Non-Executive Directors of HKEx at the conclusion of the next AGM of HKEx for the period from the conclusion of this meeting to the conclusion of the next AGM of HKEx, provided that such remuneration be paid in proportion to the period of service in the case if a Director who has not served the entire period

		Management	For	For

WANT WANT HLDGS LTD

Security	Y9515M129	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	26-Apr-2006
ISIN	SG1M36902971	Agenda	700930806 - Management

Item	Proposal	Type	Vote	For/Against Management

1.	Receive and approve the Directors’ report and the audited accounts for the FYE 31 DEC 2004 and the Auditor’s report thereon	Management	For	For
2.	Declare a first and final dividend of 20% or SGD 0.02 per ordinary share tax exempt one-tier for the YE 31 DEC 2005	Management	For	For
3.	Approve the Directors’ fees for the YE 31 DEC 2005	Management	For	For
4.A	Re-elect Mr. Adams Lin Feng I as a Director, who retires by rotation	Management	For	For
4.B	Re-elect Mr. Lim Ho Seng as a Director, who retires by rotation	Management	For	For
4.C	Re-elect Mr. Alfred Wong Siu Hong as a Director, who retires by rotation	Management	For	For
5.	Re-elect Mr. Tsai Shao Chung as a Director who retires pursuant to Article 94 of the Articles of Association of the Company	Management	For	For
6.	Re-appoint Deloitte & Touche as the Auditors of the Company ad authorize the Directors to fix their remuneration	Management	For	For
7.

Authorize the Directors of the Company to make purchases of shares from time to time whether by way of market purchases or off-market purchases on an equal access scheme of up to 10% of the issued ordinary shares of the Company as ascertained as at the date of AGM of the Company or the date of this resolution, whichever is higher at the price of up to but not exceeding the maximum purchase price as specified, in accordance with the terms set out in the Addendum; Authority expires the earlier of the conclusion of the next AGM of the Company or the date of the next AGM of the Company as required by law

		Management	For	For
8.

Authorize the Directors of the Company, pursuant to the Section 161 of the Companies Act, Chapter 50 and Rule 806 of the Listing Manual of the Singapore Exchange Securities Trading Limited SGX-ST, to issue shares and convertible securities in the capital of the Company by way of rights, bonus or otherwise or in pursuance of any offer, agreement or option made or granted by the Directors during the continuance of this authority or thereafter at any time to such persons and upon such terms and conditions and for such purposes as the Directors may in their absolute discretion deem fit not withstanding that such issue of shares, pursuant to the offer, agreement or option or the conversion of the convertible securities may occur after the expiration of the authority contained in this resolution, the aggregate number of shares and convertible securities issued shall not exceed 50% of the issued shares of the Company, of which the aggregate number of shares to be issued other than on a pro-rata basis to the existing shareholders of the Company shall not exceed 20% of the issued shares of the Company and the percentage of issued shares shall be based on the Company’s issued shares at the date of passing of this resolution after adjusting for new shares arising from the conversion or exercise of convertible securities and any subsequent consolidation or subdivision of shares; Authority expires the earlier of the conclusion of the next AGM of the Company or the date of the next AGM of the Company as required by law

		Management	For	For
9.	Transact any other ordinary business	Other	For	*
*Management Position Unknown

HONG KONG EXCHANGES AND CLEARING LTD

Security	Y3506N105	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	26-Apr-2006
ISIN	HK0388009489	Agenda	700933749 - Management

Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING ID 297857 DUE TO ADDITIONAL RESOLUTIONS. ALL VOTES RECEIVED ON THE PREVIOUS MEETING WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT ON THIS MEETING NOTICE. THANK YOU.

Non-Voting
1.	Receive and approve the audited accounts for the YE 31 DEC 2005 together with the reports of the Directors and Auditors thereon	Management	For	For
2.	Declare a final dividend	Management	For	For
3.I	Elect Mr. Dannis J H Lee as Director	Management	For	For
3.II	Elect Mr. David M Webb as Director	Management	For	For
3.III	Elect Mr. Gilbert K T Chu as Director	Management	For	For
3.IV	Elect Mr. Lawrence Y L Ho as Director	Management	For	For
3.V	Elect Dr. Christine K W Loh as Director	Management	For	For
4.	Re-appoint PricewaterhouseCoopers as the Auditors of HKEx and to authorize the Directors to fix their remuneration	Management	For	For
5.

Authorize the Directors of the HKEx, to repurchase shares of the Company during the relevant period, on the Stock Exchange of Hong Kong Limited or any other stock exchange on which the shares of the Company may be listed and recognized by the Securities and Futures Commission and the stock exchange for this purpose, subject to and in accordance with all applicable Laws and/or requirements of the Rules Governing the Listing of Securities on the stock exchange of Hong Kong Limited or of any stock exchange as amended from time to time, the aggregate nominal amount of shares which HKEx is authorized to purchase not exceeding 10% of the aggregate nominal amount of the issued share capital of the Company; Authority expires the earlier of the conclusion of the AGM of the HKEx or the expiration of the period within which the next AGM of the Company is to be held By-law or passing of an ordinary Resolution by shareholders of HKEx in general meeting or varying the authority given to the Directors of HKEx by this Resolution

		Management	For	For
6.

Approve that until the shareholders of HKEx in general meeting otherwise determines, a remuneration of HKD 240,000 be paid to each of the Non-Executive Directors of HKEx in office time to time at the conclusion of the each AGM of HKEx to the conclusion of the AGM of HKEx to be held in the immediately following year, provided that such remuneration be paid in proportion to the period of service in the case if a Director who has not served the entire period

		Management	For	For

WING HANG BANK LTD

Security	Y9588K109	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	27-Apr-2006
ISIN	HK0302001547	Agenda	700901122 -Management

Item	Proposal	Type	Vote	For/Against Management

1.	Receive and approve the statement of accounts and reports of the Directors and the Auditors for the YE 31 DEC 2005	Management	For	For
2.	Declare a final dividend	Management	For	For
3.	Elect the Directors	Management	For	For
4.	Authorize the Board of Directors to fix the Directors’ fees	Management	For	For
5.	Re-appoint the Auditors and authorize the Directors to fix their remuneration	Management	For	For
6.	Approve to grant a general mandate to the Directors to issue additional shares not exceeding 20% of the issued share capital	Management	For	For
7.	Approve to grant a general mandate to the Directors to repurchase shares not exceeding 10% of the issued share capital	Management	For	For
8.	Approve to extend the general mandate granted under Item 6 by increasing the number of shares permitted to be issued equivalent to the number of shares repurchased under Item 7	Management	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE IN THE RECORD DATE. IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU.

Non-Voting

SOLOMON SYSTECH (INTERNATIONAL) LTD

Security	G82605109	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	27-Apr-2006
ISIN	KYG826051099	Agenda	700906665 - Management

Item	Proposal	Type	Vote	For/Against Management

1.	Receive the audited consolidated financial statements and the reports of the Directors and the Auditors for the YE 31 DEC 2005	Management	For	For
2.	Declare a final dividend for the YE 31 DEC 2005	Management	For	For
3.	Re-elect the Directors and authorize the Board of Directors to fix the Directors’ remuneration	Management	For	For
4.	Appoint the Auditors and authorize the Board of Directors to fix their remuneration	Management	For	For
5.A

Authorize the Directors of the Company to repurchase issued shares in the capital of the Company during the relevant period, on the Stock Exchange of Hong Kong Limited Stock Exchange or any other Stock Exchange on which the shares of the Company have been or may be listed and recognized by the Securities and Futures Commission and the Stock Exchange for such purposes, subject to and in accordance with all applicable laws and/or requirements of the Stock Exchange or any other Stock Exchange as amended from time, at such price as the Directors may at their discretion determine in accordance with all applicable laws and regulations, not exceeding 10% of the aggregate nominal amount of the share capital of the Company; Authority expires the earlier of the conclusion of next AGM of the Company or the expiration of the period within which the next AGM of the Company is to be held by law or its Articles of Association to be held

		Management	For	For
5.B

Authorize the Directors of the Company to allot, issue and deal with additional shares in the capital of the Company or securities convertible into shares or options, warrants or similar rights to subscribe for any shares in the Company and to make or grant offers, agreements and options during and after the relevant period, not exceeding the aggregate of 20% of the aggregate nominal amount of the share capital of the Company; otherwise than pursuant to i) a rights issue; or ii) the exercise of subscription or conversion rights under the terms of any securities or bonds which are convertible into any shares in the capital of the Company; iii) any options granted or issue of shares under any Share Option Scheme or similar arrangement for the time being adopted by the Company; or iv) any scrip dividend or similar arrangement; Authority expires the earlier of the conclusion of next AGM of the Company or the expiration of the period within which the next AGM of the Company is to be held by law or its Articles of Association to be held

		Management	For	For

5.C

Approve that, conditional upon the passing of the Resolutions 5(A) and 5(B), the aggregate nominal amount of shares in the Company which are repurchased by the Company pursuant to and in accordance with the Resolution 5(A) to the aggregate nominal amount of the shares in the Company that may be allotted, issued or dealt with or agreed conditionally or unconditionally by the Directors of the Company pursuant to and in accordance with the Resolution 5(B)

		Management	For	For
S.6	Amend the Article 2, 76, 112, 115 and 118(a) of the Articles of Association of the Company as specified	Management	For	For

BUMIPUTRA-COMMERCE HOLDINGS BHD

Security	Y1002C102	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	27-Apr-2006
ISIN	MYL1023OO000	Agenda	700924966 - Management

Item	Proposal	Type	Vote	For/Against Management

1.	Receive and adopt the audited financial statements for the YE 31 DEC 2005 and the reports of the Directors and the Auditors thereon	Management	For	For
2.	Declare a first and final dividend of 10.0 sen less income tax and special dividend of 5.0 sen less income tax for the YE 31 DEC 2005 as recommended by the Directors payable on 29 MAY 2006	Management	For	For
3.	Re-elect Mr. YBhg Tan Sri Dato’ Mohd Desa Pachi as a Director who retires in accordance with the Company’s Articles of Association	Management	For	For
4.	Re-elect Mr. YBhg Tan Sri Datuk Asmat Kamaludin as a Director who retires in accordance with the Company’s Articles of Association	Management	For	For
5.	Re-elect Mr. YBhg Dato’ Mohd Salleh Mahmud as a Director who retires in accordance with the Company’s Articles of Association	Management	For	For
6.	Re-elect Mr. YBhg Dato’ Anwar Aji as a Director who retires in accordance with the Company’s Articles of Association	Management	For	For
7.	Re-elect Mr. En. Mohd Shukri Hussin as a Director who retires in accordance with the Company’s Articles of Association	Management	For	For
8.	Re-elect Mr. YBhg Dato’ Mohamed Nazir Razak as a Director who retires in accordance with the Company’s Articles of Association	Management	For	For
9.	Approve the payment of Directors’ fees amounting to MYR 90,000 per Director per annum in respect of the YE 31 DEC 2005	Management	For	For
10.	Re-appoint PricewaterhouseCoopers as the Auditors of the Company and authorize the Board of Directors to fix their remuneration	Management	For	For
	Transact any other ordinary business	Non-Voting
11.

Authorize the Directors, subject to Section 132D of the Companies Act, 1965 an d to the approval of all the relevant regulatory bodies, to issue shares in the Company at any time and upon such terms and conditions and for such purposes as the Directors may deem fit provided that the aggregate number of shares issued does not exceed 10% of the issued share capital of the Company for the time being; and Authority expires at the conclusion of the next AGM of the Company

		Management	For	For
12.

Authorize the Company, subject to the Company’s Act, 1965 as may be amended, modified or re-enacted from time to time, the Company’s Articles of Association and the requirements of Bursa Malaysia Securities Berhad Bursa Securities and approvals of all relevant governmental and/or regulatory authorities, to purchase such number of ordinary shares of MYR 1-00 each in the Company Proposed Shares Buy-Back as may be determined by the Board of Directors of the Company from time to time through Bursa Securities upon such terms and conditions as the Directors may deem fit and expedient in the interest of the Company provided that the maximum number of ordinary shares purchased and/or held, pursuant to this resolution shall not exceed 10% of the total issued and paid-up share capital of the Company at any point in time and an amount not exceeding the total retained profits of approximately MYR 683.6 million and/or share premium account of approximately MYR 2,038.4 million of the Company based on the latest audited financial statements for the FYE 31 DEC 2005 be allocated by the Company for the Proposed Shares Buy-Back and to cancel the Shares so purchased and/or to retain the Shares so purchased as treasury shares for distribution as dividends and/or re-sell on Bursa Securities and/or cancellation subsequently; Authority expires the earlier of the conclusion of the next AGM of the B CHB in 2007 or the expiration of the period within which the next AGM of the Company is to be held by law and to do all acts and things to give effect to the proposed share buy-back with full in accordance with the provisions of the guidelines issued by Bursa Securities and/or any other relevant authorities

		Management	For	For

BUMIPUTRA-COMMERCE HOLDINGS BHD

Security	Y1002C102	Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	27-Apr-2006
ISIN	MYL1023OO000	Agenda	700933612 - Management

Item	Proposal	Type	Vote	For/Against Management

1.

Authorize the Company, subject to the relevant approvals being obtained, to acquire the SBB Business as carried out by SBB including all the assets and liabilities of SBB as at 15 MAR 2006 for an aggregate cash consideration of MYR 4.30 per SBB share multiplied by the total outstanding SBB shares excluding treasury shares held by SBB Offer Consideration and for the simultaneous transfer of the SBB business to BCB for a total transfer consideration equivalent to the Offer Consideration; in conjunction with the Proposed SBB Acquisition, to undertake the Proposed Offer to acquire the following: i) all the outstanding SBB shares excluding treasury shares held by SBB and such new SBB shares that may be issued prior to the close of the Proposed Offer pursuant to the exercise of the outstanding SBB warrants collectively the Offer Shares at MYR 4 .30 per Offer Share to be satisfied via: a) a cash consideration of MYR 4.30; or b) a combination of cash and RCULS the terms of which are as specified in the proportion of approximately 75%:25% in value terms; and ii) all the outstanding SBB warrants Offer Warrants, at a cash consideration of MYR 2.56 per Offer Warrant, not already held by the Company; and to issue the requisite number of RCULS as part of the consideration under the Proposed Offer, being such number of RCULS as will be determined upon closing of the Proposed Offer and authorize the Directors of BCHB BCHB Directors to allot and issue such appropriate number of ordinary shares of MYR 1.00 each in the Company BCHB Shares arising from the conversion of the RCULS by the holders of the RCULS and for the BCHB Directors to determine at their discretion the nominal value, issue price and conversion price of the RCULS in due course; the new BCHB Shares arising from the conversion of the RCULS shall, upon allotment and issue, rank pari passu in all respects with the then existing BCHB Shares except that they shall not be entitled to any dividends, rights, allotments and/or other distributions the entitlement date of which precedes the date of allotment of the new BCHB Shares; and authorize the BCHB Directors to sign, do and execute all relevant agreements, documents, acts and things as may be required for or in connection with and to give full effect to and implement the Proposed SBB Acquisition, Proposed Offer and Proposed RCULS Issue with full power to assent to any conditions, modifications, variations and/or amendments as may be required by the relevant authorities or deemed necessary by the BCHB Directors

		Management	Abstain	Against

CENTRAL PATTANA PUBLIC CO LTD

Security	Y1242U219	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	28-Apr-2006
ISIN	TH0481A10Z19	Agenda	700882992 - Management

Item	Proposal	Type	Vote	For/Against Management

	PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.	Non-Voting
	PLEASE NOTE THAT PARTIAL AND SPLIT VOTING ARE ALLOWED FOR THIS MEETING. THANK YOU	Non-Voting
1.	Approve to certify the minutes of the OGM No. 1/2005 held on 28 APR 2005	Management	For	For
2.	Acknowledge the Board of Directors’ report for the year 2005	Management	For	For
3.	Approve the audited financial statements for the YE 31 DEC 2005	Management	For	For
4.	Approve the appropriation of profit and dividend payments for 2005	Management	For	For
5.	Elect the Directors to succeed those who retire by rotation	Management	For	For
6.	Approve the Directors remuneration for the year 2006	Management	For	For
7.	Appoint the Auditor for the year 2006 and approve their remuneration	Management	For	For
8.	Approve the amendment of the Company’s Memorandum of Association in Clause 4 regarding the amount of capital shares	Management	Abstain	Against
9.	Approve the amendment of the Company’s regulation in Clause 4 BIS regarding the Company’s preferred shares	Management	Abstain	Against
10.	Other business if any	Other	For	*
*Management Position Unknown

PEOPLE'S FOOD HOLDINGS LTD

Security	G7000R108	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	28-Apr-2006
ISIN	BMG7000R1088	Agenda	700907489 - Management

Item	Proposal	Type	Vote	For/Against Management

1.	Adopt the financial statements and the Directors’ and the Auditors’ reports	Management	For	For
2.	Declare a final dividend of HKD 0.099 per share	Management	For	For
3.	Re-elect Mr. Chan King Sang as a Director	Management	For	For
4.	Re-elect Mr. Ow Chin Hock as a Director	Management	For	For
5.	Approve the Directors’ fees of HKD 795,000 for the YE 31 DEC 2005 2004: RMB 731,000	Management	For	For
6.	Re-appoint Grant Thornton as the Auditors and authorize the Board to fix their remuneration	Management	For	For
7.	Approve to issue the shares without preemptive rights	Management	For	For
8.	Grant authority for share repurchase program	Management	For	For

GLOW ENERGY PUBLIC CO LTD

Security	Y27290124	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	28-Apr-2006
ISIN	TH0834010017	Agenda	700910602 - Management

Item	Proposal	Type	Vote	For/Against Management

	PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.	Non-Voting
	PLEASE NOTE THAT PARTIAL VOTING IS ALLOWED, BUT SPLIT VOTING IS NOT ALLOWED. THANK YOU	Non-Voting
1.	Approve the minutes of the AGM of shareholders for the year 2005	Management	For	For
2.	Acknowledge the 2005 annual report	Management	For	For
3.	Approve the audited financial statements for the YE 31 DEC 2005	Management	For	For
4.	Approve the allocation of net profit for legal reserve as required by Law and dividend payment for the results of the YE 31 DEC 2005	Management	For	For
5.1	Re-elect Mr. Matti Kristian Castren as a Director	Management	For	For
5.2	Re-elect Mr. Shankar Krishnamoorthy as a Director	Management	For	For
5.3	Re-elect Mr. Brenden G.H. Wauters as a Director	Management	For	For
5.4	Re-elect Mr. Philip De Cnudde as a Director	Management	For	For
5.5	Approve to fix the Directors remuneration	Management	For	For
6.	Appoint Deloitte Touche Tohmatsu Jaiyos Co., Ltd. as the Auditors and authorize the Board to fix their remuneration	Management	For	For
7.	Other business if any	Other	For	*
*Management Position Unknown

KEPPEL CORPORATION LTD

Security	V53838112	Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	28-Apr-2006
ISIN	SG1E04001251	Agenda	700911476 -Management

Item	Proposal	Type	Vote	For/Against Management

1.

Authorize the Directors of the Company for the purposes of the Companies Act, Chapter 50 of Singapore the Companies Act to purchase or otherwise acquire issued ordinary shares fully paid in the capital of the Company the Share not exceeding in aggregate the maximum limit, at such price(s) as may be determined from time to time up to the maximum price: (a) market purchase(s) Market Purchases on the Singapore Exchange Securities Trading Limited SGX-ST; (b) off-market purchase(s) Off-Market Purchase in accordance with any equal access scheme(s) as may be determined or formulated by the Directors as they consider fit, which scheme(s) shall satisfy all the conditions prescribed by the Companies Act and otherwise in accordance with all other laws and regulations, including but not limited to, the provisions of the Companies Act and Listing Rules of the SGX-ST as may for the time being be applicable the share purchase mandate and the maximum limit of issued shares shall not be more than 10% of the total number of issued shares as at the date of the AGM or at the date of passing of this resolution which ever is higher which is a) in the case of Market Purchase of 105% of average closing price and b) in the case of an off-market purchase pursuant to and equal access scheme of 120% of the average closing price over the last 5 market days a Market Day being a day on which the SG X-ST is open for trading in securities; Authority expires until the date on which the next AGM of the Company is held or required by Law to be held and the Directors to do all such acts and things as they and/or may consider necessary, expedient, incidental or in the interests of the Company to give effect to the transactions contemplated

		Management	For	For
2.

Approve, for the purposes of Chapter 9 of the Listing Manual of the SGX-ST, for the Company, its subsidiaries and target associated Companies as specified, or any of them, to enter into any of the transaction falling within the types of interested person transaction as specified provided that such transactions are made on normal commercial terms and in accordance with the review procedures for Interested Person Transactions as specified; Authority expires the earlier at the next AGM of the Company or is required by the Law to be held; authorize, the Audit Committee to take such actions as it deems proper in respect of such procedures and/or to modify or implement such procedures as may be necessary to take into consideration and amend the Chapter 9 of the Listing Manual which may be prescribed by the SGX-ST from time to time and the Directors of the Company to complete and to do all such acts and things including, without limitation, executing all such documents as may be required as they may consider expedient or necessary or in the interests of the Company to give effect to the IPT mandate and/or this resolution

		Management	For	For
S.3

Amend the Memorandum of Articles of Association as specified and authorize the Director of the Company to complete and to do all such acts and things, and to approve, modify, ratify and execute such documents, acts and things as they may consider necessary, desirable or expedient to give effect to this resolution

		Management	For	For
S.4

Approve to reduce the share capital of the Company by the sum of up to SGD 184,233,241.00 and that such reduction be effected by returning to shareholders S GD 0.23 in cash for each issued and fully paid-up ordinary share in the capital of the Company; authorize the Directors of the Company to complete and do and execute all such acts and things as they or he may consider necessary or expedient to give effect to this resolution, with such modification thereto if any as they or he shall think fit in the interests of the Company

		Management	For	For

KEPPEL CORPORATION LTD

Security	V53838112	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	28-Apr-2006
ISIN	SG1E04001251	Agenda	700911628 - Management

Item	Proposal	Type	Vote	For/Against Management

1.	Receive and adopt the Directors’ report and audited accounts for the YE 31 DEC 2005	Management	For	For
2.	Declare a final dividend of 13 cents per share less tax for the YE 31 DEC 2005 2004: final dividend of 11 cents per share less tax	Management	For	For
3.	Re-elect, pursuant to Article 81C, Mr. Tsao Yuan and Mrs. Lee Soo Ann, who re tires in accordance with Article 81B of the Company’s Articles of Association, as a Director	Management	For	For
4.	Re-elect, pursuant to Article 81C, Mr. Leung Chun Ying, who retires in accordance with Article 81B of the Company’s Articles of Association, as a Director	Management	For	For
5.	Re-elect, pursuant to Article 81C, Mr. Choo Chiau Beng, who retires in accordance with Article 81B of the Company’s Articles of Association, as a Director	Management	For	For
6.	Re-elect Mr. Yeo Wee Kiong, who retires in accordance with Article 81A(1) of the Company’s Articles of Association, as a Board of Director	Management	For	For
7.	Re-elect, pursuant to Section 153(6), Mr. Sven Bang Ullring, who retires in accordance with Section 153(2) of the Companies Act Chapter 50 as a Director until the nest AGM of the Company	Management	For	For
8.	Approve the Directors fees of SGD 564,170 for the YE 31 DEC 2005 2004: SGD 467,000	Management	For	For
9.	Appoint Messrs. Deloitte & Touche as Auditors of the Company for the FYE 31 DE C 2005 in place of retiring Auditors, Messrs. PricewaterhouseCoopers, at a fee to be determined by the Directors	Management	For	For
10.

Authorize the Directors of the Company comply with the provisions of the listing manual of the Singapore Exchange Securities Trading Limited SGX-ST and pursuant to Section 161 of the Companies Act Chapter 50 and Article 48A of the Company’s Articles of Association, a) to issue shares in the Company Shares whether by way of rights, bonus or otherwise, and including any capitalization pursuant to Article 124 of the Company’s Articles of Association of any sum for the time being; and/or make or grant offers, agreements or options that might or would require shares to be issued including but no limited to the creation and issue or warrants, debentures or other instruments convertible into share; b) to issue shares in pursuance of any instrument made or granted by the Directors while the authority was in force, provided that: the aggregate number of shares issued not exceeding 50% of the issued share capital of the Comp any, of which the aggregate number of shares to be issued other than on a pro-rata basis to the shareholders of the Company including shares to be issued in pursuance of instruments made or granted pursuant to this resolution and any adjustments effected under any relevant instrument does not exceed 20% of the issued share capital of the Company and the percentage of issued share capital shall be calculated based on the Company’s issued share capital at the date of passing of this resolution after adjusting for new shares arising from the conversion or exercise of convertible securities or employee share options or vesting of shares outstanding or subsisting as at the date of the passing of this resolution and any subsequent consolidation or subdivision of shares; Authority expires the earlier of the conclusion of the next AGM of the Company or the date of the next AGM of the Company as required by Law

		Management	For	For
	Transact any other business	Non-Voting

KEPPEL LAND LTD

Security	V87778102	Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	28-Apr-2006
ISIN	SG1R31002210	Agenda	700918420 - Management

Item	Proposal	Type	Vote	For/Against Management

S.1

Amend the Memorandum and Articles of Association of the Company as specified; and authorize the Directors of the Company and/or any of them to complete and to do all such act and things, and to approve, modify, ratify and execute such documents, acts and things as they may consider necessary, desirable or expedient to give effect to this Resolution S.1

		Management	For	For
2.

Authorize the Directors of the Company, for the purposes of the Companies Act, Chapter 50 of Singapore the Companies Act, to purchase or otherwise acquire issued ordinary shares fully paid in the capital of the Company the Shares not exceeding in aggregate the maximum limit, at such prices as may be determined by the Directors of the Company from time to time up to the maximum price, whether by way of: (a) market purchases each a Market Purchase on the Singapore Exchange Securities Trading Limited SGX-ST; and/or (b) off-market purchase(s) (each an ‘Off-Market Purchase’ in accordance with any equal access schemes as may be determined or formulated by the Directors as they consider fit, which schemes shall satisfy all the conditions prescribed by the Companies Act, and otherwise in accordance with all other Laws and regulations, including but not limited to, the provisions of the Companies Act and listing rules of the SGX-ST as may for the time being be applicable, be and is hereby authorized and approved generally and unconditionally the ‘Share Purchase Mandate’; (2) unless varied or revoked by the members of the Company in a general meeting, the authority conferred on the Directors of the Company pursuant to the Share Purchase Mandate may be exercised by the Directors of the Company at any time and from time to time during the period commencing from the date of the passing of this ordinary resolution and expiring on the earlier of: (a) the date on which the next AGM of the Company AGM is held or required by law to be held; or (b) the date on which the purchases or acquisitions of shares by the Company pursuant to the share purchase mandate are carried out to the full extent mandated, whichever is the earlier

		Management	For	For
3.

Approve, for the purposes of Chapter 9 of the Listing Manual of the SGX-ST, for the Company, its subsidiaries and target associated Companies or any of them to enter into any of the transactions falling within the types of Interested Person Transactions, particulars of which are as specified, with any party who is of the class of Interested Persons as specified, provided that such transactions are made on normal commercial terms and will not be prejudicial to the interests of the Company and its minority shareholders and in accordance with the review procedures set as specified; the IPT Mandate shall, unless revoked or varied by the Company in general meeting, continue in force until the date that the next AGM of the Company is held or is required By-Law to be held, whichever is earlier; authorize the Audit Committee of the Company to take such action as it deems proper in respect of such procedures and/or to modify or implement such procedures as may be necessary to take into consideration any amendment to Chapter 9 of the Listing Manual which may be prescribed by the SGX-ST from time to time; and authorize the Directors of the Company and/or any of them to complete and do all such acts and things including executing all such documents as may be required as they may consider expedient or necessary or in the interest of the Company to give effect to this ordinary resolution

		Management	For	For

KEPPEL LAND LTD

Security	V87778102	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	28-Apr-2006
ISIN	SG1R31002210	Agenda	700918557 - Management

Item	Proposal	Type	Vote	For/Against Management

1.	Receive and adopt the Directors’ report and accounts for the YE 31 DEC 2005	Management	For	For
2.	Approve the first and final dividend of 10% or 5 cents per share as recommended by the Directors for the YE 31 DEC 2005	Management	For	For
3.	Re-elect Mrs. Lee Ai Ming as a Director who are retiring in accordance with Article 94 of the Articles of Association of the Company	Management	For	For
4.	Re-elect Mr. Choo Chiau Beng as a Director who are retiring in accordance with Article 94 of the Articles of Association of the Company	Management	For	For
5.	Re-elect Mr. Teo Soon Hoe as a Director who are retiring in accordance with Article 94 of the Articles of Association of the Company	Management	For	For
6.	Approve Directors’ fees of SGD 610,000 for the YE 31 DEC 2005	Management	For	For
7.	Re-appoint Messrs Ernst & Young as Auditors and to authorize the Directors to fix their remuneration	Management	For	For
8.

Authorize the Directors of the Company, pursuant to Section 161 of the Companies Act Chapter 50 of Singapore and Article 8(B) of the Company’s Articles of Association to: issue shares in the capital of the Company Shares whether by way of right, bonus or otherwise, and including any capitalization pursuant to Article 136 of the Company’s Articles of Association of any sum for the time being standing to the credit of any of the Company’s reserve accounts or any sum standing to the credit of the profit and loss account or otherwise available for distribution; and/or make or grant offers, agreements or options that might or would require Shares to be issued including but not limited to the creation and issue of warrants, debentures or other instruments convertible into Shares collectively Instruments, at any time and upon such terms and conditions and for such purposes and to such persons as the Directors may in their absolute discretion deem fit; and notwithstanding that the authority so conferred by this Resolution may have ceased to be in force issue Shares in pursuance of any Instrument made or granted by the Directors while the authority was in force, provided that: (i) the aggregate number of Shares to be issued pursuant to this Resolution including Shares to be issued in pursuance of Instruments made or granted pursuant thereto and any adjustments effected under any relevant Instrument, does not exceed 50% of the issued Shares in the capital of the Company of which the aggregate number of Shares to be issued other than on a prorate basis to shareholders of the Company including Shares to be issued in pursuance of Instruments made or granted pursuant to this Resolution and any adjustments effected under any relevant Instrument does not exceed 20% of the issued Shares in the capital of the Company; (ii) for the purpose of determining the aggregate number of shares that may be issued in this Resolution, the percentage of issued Shares shall be calculated based on the number of issued shares in the capital of the Company as at the date of the passing of this Resolution after adjusting for: (aa) new Shares arising from the conversion or exercise of convertible securities; (bb) new Shares arising from exercising share options or vesting of share awards outstanding or subsisting as at the date of the passing of this Resolution approving the mandate, provided the options or awards were granted in compliance with the rules and regulations of the Singapore Exchange Securities Trading Limited the SGX-ST; and (cc) any subsequent consolidation or sub-division of shares; and in exercising the power to make or grant Instruments including the making of any adjustments under the relevant Instrument, the Company shall comply with the provisions of the Listing Manual of the SGX-ST for the time being in force unless such compliance has been waived by the SGX-ST and the Articles of Association for the time being of the Company; and Authority expires the earlier of the conclusion of the next AGM or the expiration of the period within which the next AGM of the Company is required by law to be held

		Management	For	For
	Transact other business	Non-Voting

PEOPLE’S FOOD HOLDINGS LTD

Security	G7000R108	Meeting Type	Special General Meeting
Ticker Symbol		Meeting Date	28-Apr-2006
ISIN	BMG7000R1088	Agenda	700918583 - Management

Item	Proposal	Type	Vote	For/Against Management

1.

Approve the voluntary withdrawal of the listing of the Company’s shares on the main Board of the Stock Exchange of Hong Kong Limited and authorize the Director of the Company the Director to execute such documents, make such applications and submissions and to do all such acts, deeds or things incidental or arising in connection thereto and all the documents signed by the Director on behalf of the Company

		Management	For	For

PEOPLE’S FOOD HOLDINGS LTD

Security	G7000R108	Meeting Type	Special General Meeting
Ticker Symbol		Meeting Date	28-Apr-2006
ISIN	BMG7000R1088	Agenda	700918608 - Management
Item	Proposal	Type	Vote	For/Against Management

S.1	Amend the Bye-laws 86, 85(1), 85(2) and 85(4) of the Bye-Laws of the Company as specified	Management	For	For

HIGH TECH COMPUTER CORP

Security	Y3194T109	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	02-May-2006
ISIN	TW0002498003	Agenda	700877434 - Management

Item	Proposal	Type	Vote	For/Against Management

AS PER TRUST ASSOCIATION’S PROXY VOTING GUIDELINES, EVERY SHAREHOLDER IS ELIGIBLE TO BE NOMINATED AS A CANDIDATE AND BE ELECTED AS A DIRECTOR OR A SUPERVISOR, REGARDLESS OF BEING RECOMMENDED BY THE COMPANY AND/OR BY OTHER PARTIES. IF YOU INTEND TO VOTE FOR A LISTED CANDIDATE, YOU WILL NEED TO CONTACT THE CANDIDATE AND/OR THE ISSUING COMPANY TO OBTAIN THE CANDIDATE’S NAME AND ID NUMBER. W ITHOUT SUCH SPECIFIC INFORMATION, AN ELECTION WOULD BE DEEMED AS A ‘NO VOTE’

Non-Voting
	PLEASE NOTE THAT SPLIT AND PARTIAL VOTING ARE NOT ALLOWED, THANK YOU.	Non-Voting
1.1	Approve the report on business operating results for 2005	Management	For	For
1.2	Ratify the financial statements of 2005 by the Company Supervisors	Management	For	For
1.3	Approve the report on setting up rules of order of the Board of Directors	Management	For	For
1.4	Approve report on the status of investments in Mainland China	Management	For	For
1.5	Approve the report on status of the distribution of the employee bonus	Management	For	For
2.1	Approve the financial statements of 2005	Management	For	For
2.2	Approve the distribution of profits of 2005	Management	For	For
3.1	Approve to issue new shares from distribution of profits and the employees bonus	Management	For	For
3.2	Amend the Articles of Incorporation	Management	Abstain	Against
3.3	Approve to issue rights shares for issuing GDRS	Management	For	For
3.4	Approve the regulations of the salary of Directors and the Supervisors of the Company	Management	For	For
3.5	Amend the procedures of lending the Company excess capital to the third party	Management	For	For
3.6	Amend the procedures of endorsements and guarantees	Management	For	For
3.7	Amend the procedures of derivate investments	Management	For	For
3.8	Amend the rules of re-election Company Directors and the Supervisors	Management	For	For
4.	Re-elect the Domestic Directors and the Supervisors of the Company	Management	For	For
5.	Approve to allow Directors to hold responsibilities with competitors	Management	For	For
6.	Extraordinary motions	Other	For	*

PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE IN RECORD DATE. IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU.

Non-Voting

HIGH TECH COMPUTER CORP

Security	Y3194T109	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	02-May-2006
ISIN	TW0002498003	Agenda	700903001 - Management

Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING ID 288982 DUE TO REVISED RESOLUTIONS. ALL VOTES RECEIVED ON THE PREVIOUS MEETING WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT ON THIS MEETING NOTICE. THANK YOU

Non-Voting
A.1	Receive the report on 2005 business operations	Management	For	For
A.2	Receive the 2005 audited reports	Management	For	For
A.3	Receive the status of investment in People’s Republic of China	Management	For	For
A.4	Receive the status of the staff bonus	Management	For	For
B.1	Approve the 2005 financial statements	Management	For	For
B.2	Approve the 2005 profit distribution - proposed cash dividend: TWD 14 per share	Management	For	For
B.3	Approve to issue new shares from the retained earnings and staff bonus - proposed stock dividend: 200 for 1,000 shares held	Management	For	For
B.4	Approve the capital injection by issuing new shares to participate the issuance of the Global Depository receipt GDR	Management	For	For
B.5	Amend the Articles of Incorporation	Management	For	For
B.6	Approve the revision to the procedures of funds lending to third parties	Management	For	For
B.7	Approve the revision to the procedures of endorsement and guarantee	Management	For	For
B.8	Approve the revision to the trading procedures of derivative products	Management	For	For
B.9	Approve the revision to the election rules of the Directors and the Supervisors	Management	For	For
B.10	Other issues and extraordinary motions	Other	Abstain	*
*Management Position Unknown

KERRY PROPERTIES LTD

Security	G52440107	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	03-May-2006
ISIN	BMG524401079	Agenda	700929396 - Management

Item	Proposal	Type	Vote	For/Against Management

1.	Receive the approve the audited financial statements and the reports of the Directors and the Auditors for the YE 31 DEC 2005	Management	For	For
2.	Declare a final dividend for the YE 31 DEC 2005	Management	For	For
3.1	Re-elect Mr. Ang Keng Lam, a retiring Director, as a Director	Management	For	For
3.2	Re-elect Mr. Wong Siu Kong, a retiring Director, as a Director	Management	For	For
3.3	Re-elect Mr. Ho Shut Kan, a retiring Director, as a Director	Management	For	For
3.4	Re-elect Mr. Tse Kai Chi, a retiring Director, as a Director	Management	For	For
4.	Approve to fix the Directors’ fees	Management	For	For
5.	Re-appoint PricewaterhouseCoopers as the Auditors and authorize the Directors of the Company to fix their remuneration	Management	For	For
6.A

Authorize the Directors of the Company, in substitution of all previous authorities, to allot, issue and deal with additional shares in the share capital of the Company and make or grant offers, agreements, options and other rights, or issue warrants and other securities including bonds, debentures and notes convertible into shares of the Company during and after the relevant period, a) not exceeding 20% of the aggregate nominal amount of the issued share capital of the Company at the date of passing of this resolution; and b) the nominal a mount of any share capital repurchased by the Company subsequent to the passing of this resolution up to a maximum equivalent to 10% of the aggregate nominal amount of the issued share capital of the Company, otherwise than pursuant to i) a rights issue; or ii) the exercise of any option under any share option scheme or similar arrangement; or iii) any scrip dividend or similar arrangement; or iv) any adjustment, after the date of grant or issue of any options, rights to subscribe or other securities referred to the above, in the price at which shares in the Company shall be subscribed, and/or in the number of shares in the Company which shall be subscribed, on exercise of relevant rights under such options, warrants or other securities, such adjustment being made in accordance with or as contemplated by the terms of such options, rights to subscribe or other securities; or v) a specified authority granted by the shareholders of the Company in general meeting; Authority expires by the conclusion of the next AGM of the Company as required by the By-laws of the Company or any other applicable laws of Bermuda to be held

		Management	For	For
6.B

Authorize the Directors of the Company to repurchase its own shares during the relevant period, on the Stock Exchange of Hong Kong Limited the Stock Exchange or any other stock exchange on which the shares of the Company may be listed and recognized by the Securities and Futures Commission of Hong Kong and the Stock Exchange for this purpose, not exceeding 10% of the aggregate nominal amount of the issued share capital of the Company as at the date of passing of this resolution; Authority expires by the conclusion of the next AGM of the Company as required by the By-laws of the Company or any other applicable laws of Bermuda to be held

		Management	For	For
6.C

Approve the general mandate granted to the Directors of the Company, conditional upon the passing of Resolution 6.B, to allot shares pursuant to Resolution 6.A, by the addition to the aggregate nominal amount of the share capital which may be allotted or agreed to be allotted by the Directors of the Company pursuant to such general mandate of an amount representing the aggregate nominal amount of the share capital repurchased by the Company pursuant to Resolution 6.B

		Management	For	For
S.7	Amend By-laws 97(A)(vi), 103 and 104 of the Company by deleting and replacing with new one as specified	Management	Abstain	Against

SHANGHAI REAL ESTATE LTD

Security	G8064F105	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	11-May-2006
ISIN	BMG8064F1059	Agenda	700926415 - Management

Item	Proposal	Type	Vote	For/Against Management

1.	Receive and approve the financial statements and the reports of the Directors and the Auditors for the YE 31 DEC 2005	Management	For	For
2.	Declare a final dividend	Management	For	For
3.I	Re-elect Mr. Cheung Wing Yui as a Non-Executive Director	Management	For	For
3.II	Re-elect Mr. Sang Rong Lin as an Independent Non-Executive Director	Management	For	For
3.III	Re-elect The Lord Killearn as an Independent Non-Executive Director	Management	For	For
3.IV	Re-elect Mr. Geng Yu Xiu as an Independent Non-Executive Director	Management	For	For
3.V	Authorize the Board of Directors to fix the Directors’ remuneration	Management	For	For
4.	Re-appoint the Auditors and authorize the Board of Directors to fix their remuneration	Management	For	For
5.A

Authorize the Directors, during the relevant period as specified of all the powers of the Company to repurchase shares of HKD 0.10 each in the capital of the Company on The Stock Exchange of Hong Kong Limited Stock Exchange or on any other stock exchanges on which the securities of the Company may be listed and recognized by the Securities and Futures Commission of Hong Kong and the Stock Exchange for this purpose, subject to and in accordance with all applicable laws and the requirements of the Rules Governing the Listing of Securities on the Stock Exchange or of any other stock exchanges as amended from time to time; the aggregate nominal amount of the shares of the Company to repurchase pursuant to the approval during the relevant period as specified shall not exceed 10% of the aggregate nominal amount of the issued share capital of the Company as at the date of passing this resolution, and the said approval shall be limited accordingly; Authority expires the earlier of the conclusion of the next AGM of the Company; or the expiration of the period within which the next AGM of the Company is required by the by-laws of the Company or any applicable law to be held

		Management	For	For
5.B

Authorize the Directors, during or after the end of the relevant period as specified of all the powers of the Company to allot, issue and deal with any unissued shares in the capital of the Company and to make or grant offers, agreements and options including bonds, warrants and debentures, notes and any securities which carry rights to subscribe for or are convertible into shares in the Company which would or might require the exercise of such power; the aggregate nominal amount of share capital allotted or agreed conditionally or unconditionally to be allotted whether pursuant to an option or otherwise and issued by the Directors pursuant to the approval as specified, otherwise than pursuant to: i) a rights issue as specified; ii) an issue of shares as scrip dividends in accordance with the by-laws of the Company from time to time; or iii) an issue of shares upon the exercise of rights of subscription or conversion under the terms of any bonds, warrants, debenture, notes and any securities which carry rights to subscribe for or are convertible into shares in the Company; or iv) an issue of shares under any option scheme or similar arrangement for the time being adopted for the grant or issue to the officers and/or employees of the Company and/or any of its subsidiaries and/or any other participants of shares or rights to acquire shares of the Company, shall not exceed 20 % of the aggregate nominal amount of the issued share capital of the Company as at the date of passing this resolution, and the said approval shall be limited accordingly; Authority expires the earlier of the conclusion of the next A GM of the Company or the expiration of the period within which the next AGM of the Company is required by the by-laws of the Company or any applicable law to be held

		Management	For	For
5.C

Authorize the Directors, subject to the passing of Ordinary Resolutions Nos. 5.A and 5.B as specified, to allot, issue and deal with any unissued shares and to make or grant offers, agreements and options which might require the exercise of such powers pursuant to Ordinary Resolution No. 5.B be hereby extended by the addition thereto of an amount representing the aggregate nominal amount of shares in the capital of the Company repurchased by the Company under the authority granted pursuant to Ordinary Resolution No. 5.A, provided that such amount of shares shall not exceed 10% of the aggregate nominal amount of the issued share capital of the Company as at the date of passing the said resolution

		Management	For	For
S.6	Amend the By-Laws 66, 66(d), 66(e), 68, 86(2) and 87(2) by deleting in its entirety and substituting with the new ones as specified	Management	Abstain	Against

SHANGHAI ZHENHUA PORT MACHINERY CORPORATION LTD

Security	Y7699F100	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	15-May-2006
ISIN	CN0009087700	Agenda	700915929 - Management

Item	Proposal	Type	Vote	For/Against Management

1.	Approve the report of the Board of Directors for 2005	Management	For	For
2.	Approve the report of the Supervisory Board for 2005	Management	For	For
3.	Approve the 2005 working report of the President	Management	For	For
4.	Approve the 2005 performance statement of the Independent Directors	Management	For	For
5.	Approve the 2005 financial report	Management	For	For
6.	Approve the 2005 annual report and the summary	Management	For	For
7.	Approve the 2005 profit distribution and capitalization of capital reserve; cash dividend of RMB 2 per 10 shares, bonus issue of 4 for 10 shares from profit and 6 shares from capital reserve	Management	For	For
8.	Re-appoint the Domestic International Auditors and approve their remuneration	Management	For	For
9.	Approve the Incentive Plan for the outstanding staff and the Senior Executives	Management	For	For
10.	Approve the appropriation of scientific research outlays	Management	For	For
11.	Approve to apply for issuance of short-term financing bonds	Management	For	For
12.	Approve the overall amendments to the Company’s Articles of Association	Management	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE IN THE MEETING DATE. IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU.

Non-Voting

PT BANK CENTRAL ASIA TBK

Security	Y7123P120	Meeting Type	MIX
Ticker Symbol		Meeting Date	15-May-2006
ISIN	ID1000098403	Agenda	700932608 - Management

Item	Proposal	Type	Vote	For/Against Management

A.1	Approve the annual report from the Board of Directors for book YE 31 DEC 2005	Management	For	For
A.2	Approve the annual report and ratify the annual calculation and to grant acquit et de charge for the Board of Directors and Commissioners for book year 2005	Management	For	For
A.3	Approve to determine the profit utilization for book year 2005	Management	For	For
A.4	Approve the change in the Board of Directors and or Commissioners composition	Management	For	For
A.5	Approve to determine the salary and other allowances for the Board of Directors and Commissioners	Management	For	For
A.6	Appoint Siddharta Siddharta Rekan as the Auditors and authorize the Board to fix their remuneration	Management	For	For
A.7	Approve the interim dividend distribution for book year 2006 (IDR 50 per share)	Management	For	For
A.8	Approve the report on Management Stock Option Program	Management	Abstain	Against
E.1	Amend the Article of Association	Management	Abstain	Against

TAIWAN SEMICONDUCTOR MANUFACTURING CO LTD

Security	Y84629107	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	16-May-2006
ISIN	TW0002330008	Agenda	700878107 - Management

Item	Proposal	Type	Vote	For/Against Management

1.1	Approve the business operation result report of FY 2005	Management	For	For
1.2	Approve the Supervisors review financial reports of FY 2005	Management	For	For
1.3	Approve the status of acquisition or disposal of assets report with related parties of 2005	Management	For	For
1.4	Approve the process procedures of endorsements/guarantees report of FY 2005	Management	For	For
2.1	Ratify business operation result and financial reports of FY 2005	Management	For	For
2.2	Approve the distribution of 2005 profits cash dividend TWD 2.5 per share	Management	For	For
2.3	Approve the capitalization of 2005 dividends, 2005 employee profit sharing and capital surplus stock dividend 30/1000	Management	For	For
2.4	Approve revisions to the Articles of Incorporation	Management	Abstain	Against
2.5	Approve to nominate nine Directors and two Supervisors	Management	For	For

AS PER TRUST ASSOCIATION’S PROXY VOTING GUIDELINES, EVERY SHAREHOLDER IS ELIGIBLE TO BE NOMINATED AS A CANDIDATE AND BE ELECTED AS A DIRECTOR OR A SUPERVISOR, REGARDLESS OF BEING RECOMMENDED BY THE COMPANY AND/OR BY OTHER PARTIES. IF YOU INTEND TO VOTE FOR A LISTED CANDIDATE, YOU WILL NEED TO CONTACT THE CANDIDATE AND/OR THE ISSUING COMPANY TO OBTAIN THE CANDIDATE’S NAME AND ID NUMBER. WITHOUT SUCH SPECIFIC INFORMATION, AN ELECTION WOULD BE DEEMED AS A ‘NO VOTE’

Non-Voting

TAIWAN SEMICONDUCTOR MANUFACTURING CO LTD

Security	Y84629107	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	16-May-2006
ISIN	TW0002330008	Agenda	700937951 - Management

Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING ID 289134 DUE TO ADDITION OF RESOLUTIONS. ALL VOTES RECEIVED ON THE PREVIOUS MEETING WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT ON THIS MEETING NOTICE. THANK YOU.

Non-Voting
A.1	Approve 2005 business operations	Management	For	For
A.2	Approve the 2005 audited reports	Management	For	For
A.3	Approve the status of 2005 acquisition or disposal of assets report with the affiliated parties	Management	For	For
A.4	Approve the status of endorsements and guarantee	Management	For	For
B.1	Approve the 2005 business reports and financial statements	Management	For	For
B.2.1	Approve the 2005 profit distribution proposed cash dividend TWD 2.5 per share	Management	For	For
B.2.2	Approve the issuance of new shares from retained earnings, staff bonus and capital reserves, proposed stock dividend: 15 for 1,000 shares held, proposed bonus issue: 15 for 1,000 shares held	Management	For	For
B.2.3	Amend the Articles of Incorporation	Management	Abstain	Against
B.3.1	Elect Mr. Morris Chang as a Director, shareholder ID: 4515	Management	For	For
B.3.2	Elect Mr. J.C. Lobbezoo as a Director, shareholder ID: 2 Representative of Koninklijke Philips Electronics N V	Management	For	For
B.3.3	Elect Mr. F.C. Tseng as a Director, shareholder ID: 104	Management	For	For
B.3.4	Elect Mr. Stan Shih as a Director, shareholder ID: 534770	Management	For	For
B.3.5	Elect Mr. Chintay Shih as a Director, shareholder ID: 1 Representative of Development Fund, Executive Yuan	Management	For	For
B.3.6	Elect Sir Peter Leahy Bonfield as a Director, shareholder ID: 500166059	Management	For	For
B.3.7	Elect Mr. Lester Carl Thurow as a Director, shareholder ID: 102505482	Management	For	For
B.3.8	Elect Mr. Rick Tsai as a Director, shareholder ID: 7252	Management	For	For
B.3.9	Elect Mr. Carleton Carly S. Fiorina as a Director, shareholder ID: 026323305	Management	For	For
B3.10	Elect Mr. James C. Ho as a Supervisor, shareholder ID: 1 Representative of Development Fund, Executive Yuan	Management	For	For
B3.11	Elect Mr. Michael E. Porter as a Supervisor, shareholder ID: 158611569	Management	For	For
B.4	Extraordinary Motions	Other	For	*

PLEASE NOTE THAT FOR THE RESOLUTION REGARDING ELECTION OF DIRECTORS AND SUPERVISORS, YOU MAY VOTE THE SHARE AMOUNT CALCULATED BY MULTIPLYING YOUR RESPECTIVE SHARE POSITION BY THE NUMBER OF DIRECTORS AND SUPERVISORS THAT WILL BE ELECTED TO THE BOARD, WHICH IS 11 IN THIS CASE. PLEASE NOTE THAT STANDING INSTRUCTIONS HAVE BEEN REMOVED FOR THIS MEETING. THANK YOU.

Non-Voting

PLEASE NOTE THAT THIS IS A REVISION DUE TO AN ADDITIONAL COMMENT. IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU.

Non-Voting

CHINA MOBILE (HONG KONG) LTD

Security	Y14965100	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	18-May-2006
ISIN	HK0941009539	Agenda	700916274 - Management

Item	Proposal	Type	Vote	For/Against Management

1.	Receive and approve the audited financial statements and the reports of the Directors and the Auditors of the Company and its subsidiaries for the YE 31 DEC 2005	Management	For	For
2.	Declare a final dividend for the YE 31 DEC 2005	Management	For	For
3.1	Re-elect Mr. Lu Xiangdong as a Director	Management	For	For
3.2	Re-elect Mr. Xue Taohai as a Director	Management	For	For
3.3	Re-elect Mr. Sha Yuejia as a Director	Management	For	For
3.4	Re-elect Mr. Liu Aili as a Director	Management	For	For
3.5	Re-elect Mr. Xin Fanfei as a Director	Management	For	For
3.6	Re-elect Mr. Xu Long as a Director	Management	For	For
3.7	Re-elect Mr. Lo Ka Shui as a Director	Management	For	For
3.8	Re-elect Mr. Moses Cheng Mo Chi as a Director	Management	For	For
4.	Re-appoint Messrs. KPMG as the Auditors and authorize the Directors to fix their remuneration	Management	For	For
5.

Authorize the Directors, pursuant to the approval in the Paragraph (a) above shall not exceed or represent more than 10% of aggregate nominal amount of the share capital of the Company, to purchase shares of HKD 0.10 each in the capital of the Company including any form of depositary receipt representing the right to receive such shares Shares with the aggregate nominal amount which may be purchased on the Stock Exchange of Hong Kong Limited or any other stock exchange on which securities of the Company may be listed and which is recognized for this purpose by the Securities and Futures Commission of the Hong Kong and The Stock Exchange of Hong Kong Limited Authority expires till the next AGM of the Company

		Management	For	For
6.

Approve the Directors to allot, issue and deal with additional shares in the Company including the making and granting of offers, agreements and options which might require shares to be allotted, whether during the continuance of such mandate or thereafter provided that, otherwise than pursuant to: i) a rights issue where shares are offered to shareholders on a fixed record date in proportion to their then holdings of shares; ii) the exercise of options granted under any share option scheme adopted by the Company; or iii) any scrip dividend or similar arrangement providing for the allotment of shares in lieu of the whole or part of a dividend in accordance with the Articles of Association of the Company, the aggregate nominal amount of the shares allotted shall not exceed the aggregate of: a) 20% of the aggregate nominal amount of the share capital of the Company in issue b) if the Directors are so authorized by a separate ordinary resolution of the shareholders of the Company the nominal amount of the share capital of the Company repurchased by the Company subsequent to the passing of this resolution up to a maximum equivalent to 10% of the aggregate nominal amount of the share capital of the Company in issue at the date of passing this resolution; Authority expires the earlier of the conclusion of the next AGM of the Company or the expiration of the period within which the next AGM of the Company is required by law to be held

		Management	For	For
7.	Authorize the Directors to exercise the powers of the Company referred to in Resolution 6 in respect of the share capital of the Company as specified	Management	For	For
S.8	Approve to change the name of the Company from ‘China Mobile (Hong Kong) Limited’ to ‘China Mobile Limited’	Management	For	For

HUTCHISON WHAMPOA LTD

Security	Y38024108	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	18-May-2006
ISIN	HK0013000119	Agenda	700946330 - Management

Item	Proposal	Type	Vote	For/Against Management

1.	Receive and approve the statement of audited accounts and reports of the Directors and Auditors for the YE 31 DEC 2005	Management	For	For
2.	Declare a final dividend	Management	For	For
3.1	Elect Mr. Chow Woo Mo Fong, Susan as a Director	Management	For	For
3.2	Elect Mr. Lai Kai Ming, Dominic as a Director	Management	For	For
3.3	Elect Mr. Simon Murray as a Director	Management	For	For
3.4	Elect Mr. Or Ching Fai, Raymond as a Director	Management	For	For
3.5	Elect Mr. William Shurniak as a Director	Management	For	For
4.	Appoint the Auditors and authorize the Directors to fix their remuneration	Management	For	For
5.O1	Authorize the Directors to issue and dispose of additional ordinary shares of the Company not exceeding 20% of the existing issued ordinary share capital of the Company	Management	For	For
5.O2

Authorize the Directors of the Company, during the relevant period, to repurchase ordinary shares of HKD 0.25 each in the capital of the Company in accordance with all applicable laws and the requirements of the Rules Governing the Listing of Securities on The Stock Exchange of Hong Kong Limited or of any other stock exchange, not exceeding 10% of the aggregate nominal amount of the ordinary share capital of the Company in issue at the date of this resolution; Authority expires at the conclusion of the next AGM of the Company or the expiration of the period within which the next AGM of the Company is required by Law to be held

		Management	For	For
5.O3

Authorize the Directors to issue and dispose of additional ordinary shares pursuant to Resolution 5.1, to add of an amount representing the aggregate nominal amount of the ordinary share capital of the Company repurchased by the Company under the authority granted pursuant to Ordinary Resolution No.2, provided that such amount shall not exceed 10% of the aggregate nominal amount of the issued ordinary share capital of the Company at the date of this resolution

		Management	For	For
5.O4

Approve the rules of the share option scheme of Hutchison China MediTech Limited HCML, a wholly owned subsidiary of the Company the HCML Share Option Scheme and the granting of options representing approximately 1.5% of the shares of HCML in issue as at the date of listing of HCML to Mr. Christian Hogg Director of HCML; and authorize the Directors of the Company, acting together, individually or by Committee, to approve any amendments to the rules of the HCML Share Option Scheme as may be acceptable or not objected to by The Stock Exchange of Hong Kong Limited, and to take all such steps as may be necessary, desirable or expedient to carry into effect the HCML Share Option Scheme subject to and in accordance with the terms thereof with effect from the conclusion of the meeting at which this resolution is passed

		Management	For	For

CHEUNG KONG (HOLDINGS) LTD

Security	Y13213106	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	18-May-2006
ISIN	HK0001000014	Agenda	700946405 - Management

Item	Proposal	Type	Vote	For/Against Management

1.	Receive the audited financial statements and the reports of the Directors and the Auditors for the YE 31 DEC 2005	Management	For	For
2.	Declare a final dividend	Management	For	For
3.1	Elect Mr. Kam Hing Lam as a Director	Management	For	For
3.2	Elect Mr. Chung Sun Keung, Davy as a Director	Management	For	For
3.3	Elect Mr. Fok Kin-ning, Canning as a Director	Management	For	For
3.4	Elect Mr. Frank John Sixt as a Director	Management	For	For
3.5	Elect Mr. George Colin Magnus as a Director	Management	For	For
3.6	Elect Mr. Kwok Tun-li, Stanley as a Director	Management	For	For
3.7	Elect Mr. Hung Siu-lin, Katherine as a Director	Management	For	For
4.	Appoint Messrs. Deloitte Touche Tohmatsu as the Auditors and authorize the Directors to fix their remuneration	Management	For	For
5.1

Authorize the Directors, to issue and dispose the additional shares not exceeding 20% of the existing issued share capital of the Company at the date of passing of this Resolution, Authority expires at the next AGM; such mandate to include the granting of offers or options including bonds and debentures convertible into shares of the Company which might be exercisable or convertible during or after the Relevant Period

		Management	For	For
5.2

Authorize the Directors, during the relevant period as specified of all the powers of the Company, to repurchase shares of HKD 0.50 each in the capital of the Company, in accordance with all applicable laws and the requirements of the Rules Governing the Listing of Securities on The Stock Exchange of Hong Kong Limited or of any other stock exchange as amended from time to time; the aggregate nominal amount of shares of the Company to be repurchased by the Company shall not exceed 10% of the aggregate nominal amount of the share capital of the Company in issue at the date of passing of this Resolution, and the said approval be limited accordingly; Authority expires the earlier of the conclusion of the next AGM of the Company or the expiration of the period within which the next AGM of the Company is required by law to be held

		Management	For	For
5.3

Approve to extend the general mandate granted to the Directors to issue and dispose of additional shares pursuant to Resolution 5.1, by the addition thereto of an amount representing the aggregate nominal amount of the share capital of the Company repurchased by the Company under the authority granted pursuant to Resolution 5.2, not exceeding 10% of the aggregate nominal amount of the issued share capital of the Company

		Management	For	For

ABG SHIPYARD LTD

Security	Y0004G103	Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	18-May-2006
ISIN	INE067H01016	Agenda	700956785 - Management

Item	Proposal	Type	Vote	For/Against Management

S.1

Authorize the Company, pursuant to the provisions of Section 81 (1A), and all other applicable provisions, if any, of the Companies Act, 1956, Foreign Exchange Management Act. 1999 including any statutory modification(s) or re-enactment thereof for the time being in force, and the applicable Rules, Guidelines, Regulations, Notifications and Circulars; if any, of the Securities and Exchange Board of India SEBI; Reserve Bank of India RBI and other concerned and relevant authorities, and other applicable laws; if any, and relevant provisions of Memorandum and Articles of Association of the Company and subject to such approvals, consents, permissions of the Government of India GOI, Foreign Investment Promotion Board FIPB, RBI, SEBI and any other appropriate authorities, institutions or bodies, as may be necessary and subject to such conditions as may be prescribed by any of them while granting any such approval, consent, permission or sanction; to issue, offer and allot pursuant to domestic or International offerings in one or more markets and in one or more trenches, Equity Shares, Bonds, Global Depository Receipts GDRs, American Depository Receipts ADRs, or any other Instrument Securities secured or unsecured subscribed to in Indian Rupee and/or foreign currency(ies) by Foreign Banks, Financial Institutions, Foreign Institutional Investors, Mutual Funds, Companies, Other Corporate Bodies, Non-Resident Indians, Foreign Nationals and other eligible investors as may be decided by the Board hereinafter referred to as ‘Investors’ whether or not such investors are Members of the Company in the aggregate not exceeding USD 100 million by way of public Issue, private placement, preferential allotment basis, etc. along with an option being provided in case of an issuance of GDR/ADR/Bonds to the Lead Manager to acquire up to an additional USD 15 millions in the form of GDR or ADR or issue additional Bonds; and authorize the Board of Directors or any Committee; to do all such acts, deeds, matters and things as it may at it discretion deem necessary for such purpose including without limitation to the utilization of a issue proceeds, finalizing the pricing, terms and conditions relating to the Issue of aforesaid Securities including amendments or modifications thereto as may be deemed fit by them, to sign, execute and issue consolidated receipt/s for the securities listing applications, various agreements such as Subscription Agreement, Depository Agreement, Trustee Agreement, undertakings, deeds, declarations and all other documents and to do all such acts, deeds and things, and to comply with all the formalities as may be required in connection with and incidental to the aforesaid offering of Securities including for the post issue formalities and with power on behalf to settle any question, difficulties or doubts that may arise in regard to any such issue or allotment of the securities as it may in its absolute discretion deem fit; and authorize Shri Rishi Agarwal, Managing Director; Shri Saket Agarwal Director, without prejudice to the generality of the above, the aforesaid Securities may have such features and attributes or any terms or combination of terms in accordance with International practices to provide for the trade ability and free transferability thereof as per the prevailing practices and regulations in the capital markets including but not limited to the terms and conditions in relation to payment of interest, additional interest, premium on redemption, prepayment and any other debt service payments whatsoever including terms for issue of additional Equity Shares or variation of the conversion price of the Securities during the duration of the Securities and in their absolute discretion in such manner as they may deem fit, to dispose of such of the Securities that are not subscribed; and the Securities to be so created, offered, issued and allotted shall be subject to the provisions of the Memorandum and Articles of Association of the Company; and authorize the Board of Directors to issue and allot such number of Equity Shares as may be required to be issued and allotted upon conversion of any Securities or as may be necessary in accordance with the terms of the offering, the underlying Equity Shares shall rank pari passu with the existing Equity Shares of the Company in all respects; and the Issue of Equity Shares underlying the Securities to the holders of the Securities shall; inter alia, be subject to the following terms and conditions: in the event of the Company making a bonus issue by way of capitalisation of its profits or reserves prior to the allotment of the Equity Shares, the number of shares to be allotted shall stand augmented in the same proportion in which the equity share capital increases as a consequence of such bonus issue and the premium; if any shall stand reduced protanto, in the event of the Company making a rights offer by issue of Equity Shares prior to the allotment of the Equity Shares the entitlement to the Equity Share shall stand increased in the same proportion as that of the rights offer and such additional Equity Shares shall be offered to the holders of the Securities at the same price, at which the same are offered to existing Members; and in the event of any merger, amalgamation, takeover or any other re-organisation; the number of shares, the price and the time period as aforesaid shall be suitably adjusted; and authorize the Board of Directors or any Committee to enter into and execute all such agreements /arrangements as may be required for appointing Managers Including Lead Managers, Merchant Bankers, Underwriters, Financial and/or Legal Advisors, Depositories, Custodians, Principal Paying/ Transfer/ Conversion agents, Listing Agents, Registrars, opening of bank accounts for the purpose, Trustees and all such agencies as may be involved or concerned in such offerings of Securities and to remunerate all such agencies including the payment of commissions, brokerage, fees or the likes; and also to seek the listing of such Securities or Securities representing the same in one or more stock exchanges whether in India or outside India, as may be required by appilcable Laws

		Management	For	For
S.2

Approve in modification of the resolution passed by the Members at the Extraordinary General Meeting of the Members of the Company held on 10 MAR 2005, and subject to approval of Central Government, Reserve Bank of India and other statutory regulatory bodies it required, consent of the Company be and is hereby accorded for investment by Foreign institutional Investors, in the equity share capital of the Company, either by direct investment or by purchase or otherwise by acquiring from the market under Portfolio Investment Scheme on repatriation basis, subject to the condition that such investment together with their existing holdings shall not exceed in aggregate at 49% of the paid up equity capital of the Company or such other limits as may be prescribed from time to time by the Central Government and/or Reserve Bank of India or any other related authority

		Management	For	For

HONG KONG & CHINA GAS CO LTD

Security	Y33370100	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	19-May-2006
ISIN	HK0003000038	Agenda	700951139 - Management

Item	Proposal	Type	Vote	For/Against Management

1.	Receive and approve the statement of accounts for the YE 31 DEC 2005 and the reports of the Directors and the Auditors thereon	Management	For	For
2.	Declare a final dividend	Management	For	For
3.I	Re-elect Dr. Lee Shau Kee as a Director	Management	For	For
3.II	Re-elect Mr. Liu Lit Man as a Director	Management	For	For
3.III	Re-elect Dr. The Hon. David Li Kwok Po as a Director	Management	For	For
3.IV	Re-elect Mr. Ronald Chan Tat Hung as a Director	Management	For	For
4.

Re-appoint PricewaterhouseCoopers as the Auditors of the Company to hold office from the conclusion of this meeting until the conclusion of the next AGM and authorize the Directors to fix their remuneration

		Management	For	For
5.

Approve the each Director’s fee at the rate of HKD 130,000 per annum; in the case of Chairman an additional fee at the rate of HKD 130,000 per annum; and in the case of each member of the Audit Committee an additional fee at the rate of HKD 100,000 per annum, and for each following FY until the Company in general meeting otherwise determines

		Management	For	For
6.I

Authorize the Directors of the Company to purchase shares in the capital of the Company during the relevant period, subject to this resolution, not exceeding 10% of the aggregate nominal amount of the share capital of the Company; Authority expires the earlier of the conclusion of the next AGM or the expiration of the period within which the next AGM is to be held by Law

		Management	For	For
6.II

Authorize the Directors of the Company to allot, issue and deal with additional shares in the capital of the Company and make or grant offers, agreements, options and warrants during and after the relevant period, not exceeding 20% of the aggregate nominal amount of the issued share capital of the Company other wise than pursuant to: i) a rights issue; or ii) the exercise of rights of subscription or conversion under the terms of any warrants issued by the Company or any securities which are convertible under the terms of any warrants issued by the Company or any securities which are convertible into shares, where shares are to allotted wholly for cash 10%

		Management	For	For
6.III

Approve, conditional upon the passing of Resolutions 6.I and 6.II, to extend t he general mandate granted to the Directors to allot, issue and deal with the shares in the capital of the Company and to make, issue or grant offers, agreements, options and warrants, pursuant to Resolution 6.II, by an amount representing the total nominal amount of the share capital of the Company purchased pursuant to Resolution 6.I, provided that such amount does not exceed 10% of the aggregate nominal amount of the issued share capital of the Company at the date of passing this resolution

		Management	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE IN THE RECORD DATE. IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU.

Non-Voting

DAH SING FINANCIAL HOLDINGS LTD

Security	Y19182107	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	19-May-2006
ISIN	HK0440001847	Agenda	700953373 - Management

Item	Proposal	Type	Vote	For/Against Management

1.	Receive and approve the audited financial statements together with the reports of the Directors and the Auditors for the YE 31 DEC 2005	Management	For	For
2.	Declare a final dividend	Management	For	For
3.a	Re-elect Mr. Chung-Kai Chow as a Director	Management	For	For
3.b	Re-elect Mr. Robert Trai-To Sze as a Director	Management	For	For
3.c	Re-elect Mr. John Wai-Wai Chow as a Director	Management	For	For
3.d	Re-elect Mr. Yiu Ming Ng as a Director	Management	For	For
4.	Approve to fix the fees of the Directors	Management	For	For
5.	Appoint PricewaterhouseCoopers as the Auditors and authorize the Directors to fix their remuneration	Management	For	For
6.

Authorize the Directors of the Company, subject to the provisions of this resolution and pursuant to Section 57B of the Companies Ordinance, to allot, issue and deal with additional shares in the capital of the Company and make or grant offers, agreements and options during and after the relevant period, not exceeding the aggregate of 20% of the aggregate nominal amount of the share capital of the Company; otherwise than pursuant to a rights issue or pursuant to any existing specific authority; Authority expires the earlier of the conclusion of the next AGM of the Company or the expiration of the period within which the next AGM of the Company is required by the Companies Ordinance to be held

		Management	For	For
7.

Authorize the Directors of the Company, subject to the provisions of this resolution, to repurchase shares of the Company Shares during the relevant period, on The Stock Exchange of Hong Kong Limited Stock Exchange or any other stock exchange on which the securities of the Company may be listed and recognized by the Securities and Futures Commission and the Stock Exchange for this purposes, subject to and in accordance with all applicable Laws and the requirements of the rules governing the listing of securities on the stock exchange or any other applicable stock exchange, not exceeding 10% of the aggregate nominal amount of the issued share capital of the Company; Authority expires the earlier of the conclusion of the AGM of the Company or the expiration of the period within which the next AGM of the Company is to be held by Law

		Management	For	For
8.

Approve, conditional upon the passing of Resolutions 6 and 7, to extend the general mandate granted to the Directors of the Company to allot, issue and deal with additional shares in the capital of the Company pursuant to Resolution 6, by the addition to the aggregate nominal amount of the share capital which may be allotted, issued and dealt with or agreed to be allotted, issued and dealt with by the Directors of the Company pursuant to such general mandate of an amount representing the aggregate nominal amount of the share capital of the Company repurchased by the Company pursuant to Resolution 7, provided that such amount does not exceed 10% of the aggregate nominal value of the issued share capital of the Company at the date of passing this resolution

		Management	For	For

KOREA INVESTMENT HOLDINGS CO LTD

Security	Y4862P106	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	19-May-2006
ISIN	KR7071050009	Agenda	700960962 - Management

Item	Proposal	Type	Vote	For/Against Management

1.	Approve the balance sheet and income statement	Management	For	For
2.	Approve the statement of appropriation of inappropriate retained earrings	Management	For	For
3.	Approve the partial amendment to the Articles of Incorporation	Management	For	For
4.1	Re-elect Mr. Nam Koo Kim as an Executive Director	Management	For	For
4.2	Re-elect Mr. Joo Won Kim as an Executive Director	Management	For	For
4.3	Re-elect Mr. Jae Soo Lim as an Outside Director	Management	For	For
5.	Elect Mr. Jae Soo Lim as the Auditors	Management	For	For
6.	Approve the limit of remuneration for the Directors	Management	For	For

HSBC HOLDINGS PLC

Security	G4634U169	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	23-May-2006
ISIN	GB0005405286	Agenda	700948598 - Management

Item	Proposal	Type	Vote	For/Against Management

	PLEASE NOTE THAT THIS IS AN INFORMAL MEETING. THANK YOU.	Non-Voting
1.	Approve the 2005 results and other matters of interest	Non-Voting

HSBC HOLDINGS PLC

Security	G4634U169	Meeting Type	Other Meeting
Ticker Symbol		Meeting Date	23-May-2006
ISIN	GB0005405286	Agenda	700970456 - Management

Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING ID 307288 DUE TO CHANGE IN THE VOTING STATUS. ALL VOTES RECEIVED ON THE PREVIOUS MEETING WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT ON THIS MEETING NOTICE. THANK YOU.

Non-Voting
	PLEASE NOTE THAT THIS IS AN INFORMAL MEETING. THANK YOU.	Non-Voting
1.	Approve the 2005 results and other matters of interest	Management	For	For

SYMPHONY HOLDINGS LTD

Security	G5472K163	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	24-May-2006
ISIN	BMG5472K1633	Agenda	700954212 - Management

Item	Proposal	Type	Vote	For/Against Management

1.	Receive and approve the audited financial statements of the Company and the reports of the Directors and the Auditors for the YE 31 DEC 2005	Management	For	For
2.	Declare a final dividend for the YE 31 DEC 2005	Management	For	For
3.A	Re-elect Mr. Ku Edward Y. as a Director of the Company, who retires pursuant to the existing By-law 87 of the Company	Management	For	For
3.B	Re-elect Mr. Cheng Kar Shing as a Director of the Company, who retires pursuant to the existing By-law 87 of the Company	Management	For	For
3.C	Re-elect Mr. Feng Lei Ming as a Director of the Company, who retires pursuant to the existing By-law 87 of the Company	Management	For	For
3.D	Elect the Directors and authorize the Board of Directors’ to fix their remuneration	Management	For	For
4.	Appoint the Auditors and authorize the Directors to fix their remuneration	Management	For	For
5.

Authorize the Company to repurchase shares and make offers, agreements and options including warrants which would or might require the exercise of such power, in accordance with all applicable laws and requirements of the Listing Rules and the By-laws of the Company during the relevant period, not exceeding 10% of the aggregate nominal amount of the issued share capital; Authority expires the earlier of the conclusion of the next AGM of the Company or the expiration of the period within which the next AGM of the Company is to be held by the By-laws of the Company or any applicable laws

		Management	For	For
6.

Authorize the Directors of the Company to allot, issue and deal with additional shares and make or grant offers, agreements and options including warrants during and after the relevant period, not exceeding 20% of the aggregate nominal amount of the issued share capital of the Company otherwise than pursuant to: a) a rights issue; or the exercise of the right of subscription or conversion under any outstanding warrants to subscribe for shares or any securities which are convertible into shares of the Company or the share option scheme of the Company or similar arrangement for the time being adopted for the grant or issue to employees of the Company and/or any of its subsidiaries of shares or rights to acquire shares of the Company, or any scrip dividend or similar arrangement; Authority expires the earlier of the conclusion of the next AGM of the Company or the expiration of the period within which the next AGM of the Company is to be held by the By-laws of the Company or any applicable laws

		Management	For	For
7.

Approve that, conditional upon the passing of ordinary resolutions numbers 5 and 6, the general mandate granted to the Directors to allot, issue and deal with additional shares pursuant to ordinary resolution number 6 above be and is hereby extended by the addition thereto of an amount representing the aggregate nominal amount of the share capital of the Company under the authority granted pursuant to ordinary resolution number 5 above, provided that such amount shall not exceed 10% of the aggregate nominal amount of the issued share capital of the Company at the date of passing this resolution

		Management	For	For
8.

Approve the existing scheme mandate limit under the Share Option Scheme of the Company adopted by as resolution of the shareholders dated 22 OCT 2001 the Share Option Scheme so that the aggregate nominal amount of share capital of the Company to be allotted and issued pursuant to the grant or exercise of the options under the Share Option Scheme excluding the options previously granted, outstanding, cancelled, lapsed under the Share Option Scheme shall not exceed 10% of the aggregate nominal amount and authorize the Directors, subject to compliance with the Listing Rules, to grant options under the Share Option Scheme up to the refreshed limit and to exercise all the powers of the Company to allot, issue and deal with shares of the Company pursuant to the exercise of such options

		Management	For	For
S.9	Amend the By-laws 66, 68, 86(2), 86(4), 87(1), 87(2), 88, 103(1)(V), 103(1)(V I), 122, 129 and 159 by deleting its entirety and substituting with the new ones as specified	Management	For	For

CHINA PETROLEUM & CHEMICAL CORPORATION

Security	16941R108	Meeting Type	Annual
Ticker Symbol	SNP	Meeting Date	24-May-2006
ISIN		Agenda	932529540 - Management

Item	Proposal	Type	Vote	For/Against Management

O1	APPROVE THE REPORT OF THE 2ND SESSION OF THE BOARD OF DIRECTORS OF SINOPEC CORP. FOR THE YEAR 2005.	Management	For	For
O2	APPROVE THE REPORT OF THE 2ND SESSION OF THE SUPERVISORY COMMITTEE OF SINOPEC CORP. FOR THE YEAR 2005.	Management	For	For
O3	APPROVE THE AUDITED ACCOUNTS AND AUDITED CONSOLIDATED ACCOUNTS OF SINOPEC CORP. FOR THE YEAR ENDED 31 DECEMBER 2005.	Management	For	For
O4	APPROVE PLAN FOR PROFIT APPROPRIATION AND THE FINAL DIVIDEND OF SINOPEC CORP. FOR THE YEAR ENDED 31 DECEMBER 2005.	Management	For	For
O5	TO APPOINT THE PRC AND INTERNATIONAL AUDITORS, RESPECTIVELY, OF SINOPEC CORP. FOR THE YEAR 2006 AND TO DETERMINE REMUNERATION.	Management	For	For
O6	DIRECTOR	Management
	1 CHEN TONGHAI		For	For
	2 ZHOU YUAN		For	For
	3 WANG TIANPU		For	For
	4 ZHANG JIANHUA		For	For
	5 WANG ZHIGANG		For	For
	6 DAI HOULIANG		For	For
	7 FAN YIFEI		For	For
	8 YAO ZHONGMIN		For	For
	9 SHI WANPENG		For	For
	10 LIU ZHONGLI		For	For
	11 LI DESHUI		For	For
O7A	TO ELECT THE THIRD SESSION OF SUPERVISORS OF SINOPEC CORP.: WANG ZUORAN	Management	For	For
O7B	TO ELECT THE THIRD SESSION OF SUPERVISORS OF SINOPEC CORP.: ZHANG YOUCAI	Management	For	For
O7C	TO ELECT THE THIRD SESSION OF SUPERVISORS OF SINOPEC CORP.: KANG XIANZHANG	Management	For	For
O7D	TO ELECT THE THIRD SESSION OF SUPERVISORS OF SINOPEC CORP.: ZOU HUIPING	Management	For	For
O7E	TO ELECT THE THIRD SESSION OF SUPERVISORS OF SINOPEC CORP.: LI YONGGUI	Management	For	For
O8	APPROVE SERVICE CONTRACTS BETWEEN SINOPEC CORP. AND DIRECTORS OF THE THIRD SESSION AND SUPERVISORS OF THE THIRD SESSION.	Management	For	For
O9	APPROVE RESOLUTIONS REGARDING CONTINUING CONNECTED TRANSACTIONS FOR 2007 TO 2009.	Management	For	For
S10	APPROVE RESOLUTIONS REGARDING THE PROPOSED ISSUANCE OF COMMERCIAL PAPER.	Management	For	For
S11	APPROVE THE PROPOSED AMENDMENTS TO THE ARTICLES OF ASSOCIATION AND ITS SCHEDULES OF SINOPEC CORP.	Management	For	For

FONG’S INDUSTRIES CO LTD

Security	G3615C107	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	25-May-2006
ISIN	BMG3615C1073	Agenda	700955606 - Management

Item	Proposal	Type	Vote	For/Against Management

1.	Receive and adopt the audited consolidated financial statements and the reports of the Directors and the Auditors for the YE 31 DEC 2005	Management	For	For
2.	Declare a final dividend and final special dividend for the YE 31 DEC 2005	Management	For	For
3.1	Re-elect Mr. Fong Sou Lam as a Director	Management	For	For
3.2	Re-elect Mr. Tsui Wai Keung as a Director	Management	For	For
3.3	Re-elect Mr. Lui Chi Lung, Louis as a Director	Management	For	For
3.4	Authorize the Board of Directors to fix the Directors remuneration	Management	For	For
4.	Re-appoint Deloitte Touche Tohmatsu as the Auditors and authorize the Board of Directors to fix their remuneration	Management	For	For
5.

Approve to renew the ordinary resolution passed in the Company’s 2005 AGM, relating to fixing the maximum number of Directors of the Company at 18; and authorize the Board of Directors to fill any vacancies on the Board of Directors and to appoint additional Directors up to such maximum or such other maximum as may be determined from time to time

		Management	For	For
6.

Authorize the Directors of the Company during the relevant period to allot, issue and deal with additional shares in the capital of the Company and make or grant offers, agreements and options including warrants, bonds, debentures, notes and other securities which carry rights to subscribe for or are convertible into shares of the Company during and after the relevant period, not exceeding 20% of the aggregate nominal amount of the issued share capital of the Company otherwise than pursuant to: a) a rights issue; or b) the exercise of subscription rights under any option scheme or similar arrangement; or c) any issue of shares pursuant to exercise of rights of subscription or conversion under the terms of any existing warrants, bonds, debentures, notes and other securities of the Company which carry rights to subscribe for or are convertible into shares of the Company; or d) any scrip dividend or similar arrangement providing for the allotment of shares in lieu of the whole or part of a dividend on shares of the Company in accordance with the by-laws of the Company; and Authority expires the earlier of the conclusion of the next AGM of the Company or the expiration of the period within which the next AGM is to be held by law

		Management	For	For
7.

Authorize the Directors of the Company to purchase the shares in the capital of the Company during the relevant period, on The Stock Exchange of Hong Kong Limited Stock Exchange or any other stock exchange on which the shares of the Company have been or may be listed and recognized by the Securities and Futures Commission of Hong Kong and the Stock Exchange for this purpose, subject to and in accordance with all applicable laws and the requirements of the Rules Governing the Listing of Securities on the Stock Exchange or on any other stock exchange, not exceeding 10% of the aggregate nominal amount of the issued share capital of the Company; Authority expires the earlier of the conclusion of the next AGM of the Company or the expiration of the period within which the next AGM of the Company is to be held by law

		Management	For	For
8.

Approve, subject to the passing of Resolutions No 6 and 7, that the aggregate nominal amount of shares which are to be purchased by the Company pursuant to the authority granted to the Directors as mentioned in Resolution No 7 be added to the aggregate nominal amount of share capital that may be allotted by the Directors pursuant to Resolution No 6 as specified

		Management	For	For

XIWANG SUGAR HOLDINGS COMPANY LTD

Security	G9827P109	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	25-May-2006
ISIN	BMG9827P1095	Agenda	700957181 - Management

Item	Proposal	Type	Vote	For/Against Management

1.	Receive and approve the audited financial statements and the reports of the Directors of the Company and the Company’s Auditors for the YE 31 DEC 2005	Management	For	For
2.	Approve a final dividend of RMB 0.0087 per share for the YE 31 DEC 2005	Management	For	For
3.a	Re-elect Mr. Wang Liang as a Director	Management	For	For
3.b	Re-elect Mr. Li Wei as a Director	Management	For	For
3.c	Re-elect Mr. Wang Cheng Qing as a Director	Management	For	For
3.d	Re-elect Mr. Hang Zhong as a Director	Management	For	For
3.e	Re-elect Mr. Liu Ji Qiang as a Director	Management	For	For
3.f	Re-elect Mr. Liu Heng Fang as a Director	Management	For	For
3.g	Re-elect Mr. Shi Wei Chen as a Director	Management	For	For
3.h	Re-elect Mr. Yu Xiao Lei as a Director	Management	For	For
3.i	Re-elect Mr. Wong Kai Ming as a Director	Management	For	For
3.j	Authorize the Board to fix the remuneration of the Directors	Management	For	For
4.	Re-appoint PricewaterhouseCoopers as the Auditors and authorize the Directors to fix their remuneration	Management	For	For
S.5	Amend the Paragraph (2) of the By-law 86 of the By-laws of the Company as specified	Management	For	For
6.

Authorize the Directors, pursuant to the Rules governing the Listing of securities on the Stock Exchange of Hong Kong Limited ‘Listing Rules’, to allot, issue and deal with unissued shares each, a ‘Share’ of HKD 0.10 each in the capital of the Company and make or grant offers, agreements and options including warrants to subscribe for shares during and after the relevant period, not exceeding the aggregate of 20% of the aggregate nominal amount of the issued share capital of the Company; up to 10% of the aggregate nominal amount of the issued share capital, otherwise than pursuant to i) a rights issue; or ii) any share option scheme of the Company adopted from time to time in accordance with the Listing Rules; or iii) any scrip dividend or similar arrangements providing for the allotment and issue of shares in lieu of the whole or part of a dividend on shares in accordance with the By-laws of the Company; Authority expires the earlier of the conclusion of the next AGM or the expiration of the period within which the next AGM of the Company is required by the by-laws of the Company or the applicable law of Bermuda to be held

		Management	For	For
7.

Authorize the Directors of the Company to repurchase shares of the Company during the relevant period, on The Stock Exchange of Hong Kong Limited or any other stock exchange on which the shares of the Company have been or may be listed and recognized by the Securities and Futures Commission under the Hong Kong Code on share repurchases for such purposes, subject to and in accordance with all applicable laws and regulations, at such price as the Directors may at their discretion determine in accordance with all applicable laws and regulations, not exceeding 10% of the aggregate nominal amount of the issued share capital of the Company; Authority expires the earlier of the conclusion of the AGM of the Company or the expiration of the period within which the next AGM of the Company is required by the by-laws of the Company or the applicable law of Bermuda to be held

		Management	For	For
8.

Approve, conditional upon the passing of Resolutions 6 and 7, the general mandate granted to the Directors of the Company be extended to add the aggregate nominal amount of the share capital of the Company repurchased by the Company pursuant to Resolution 6, to the aggregate nominal amount of the share capital of the Company that may be allotted pursuant to Resolution 7 representing the aggregate nominal amount of the issued share capital of the Company

		Management	For	For

HSBC HOLDINGS PLC

Security	G4634U169	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	26-May-2006
ISIN	GB0005405286	Agenda	700924283 - Management

Item	Proposal	Type	Vote	For/Against Management

1.	Receive the annual accounts and reports of the Directors and of the Auditor for the YE 31 DEC 2005	Management	For	For
2.	Approve the Director’s remuneration report for the YE 31 DEC 2005	Management	For	For
3.a	Re-elect Mr. Boroness Dunn as a Director	Management	For	For
3.b	Re-elect Mr. M.F. Geoghegan as a Director	Management	For	For
3.c	Re-elect Mr. S.K. Green as a Director	Management	For	For
3.d	Re-elect Sir. Mark Moody-Stuart as a Director	Management	For	For
3.e	Re-elect Mr. S.M. Robertson as a Director	Management	For	For
3.f	Re-elect Mr. H.Sohmen as a Director	Management	For	For
3.g	Re-elect Sir. Brian Williamson as a Director	Management	For	For
4.	Re-appoint KPMG Audit PLC, as the Auditor at remuneration to be determined by the Group Audit Committee	Management	For	For
5.

Authorize the Directors, pursuant to and for the purposes of Section 80 of the Companies Act 1985, to allot relevant securities Section 80 up to an aggregate nominal amount of GBP 100,000 and EUR 100,000 in each such case in the form of 100,000,000 non-cumulative preference shares and USD USD 85,500 in the form of 8,550,000 non-cumulative preference shares and USD 1,137,200,000 in the form of Ordinary Shares of USD 0.50 each Ordinary Shares provided that this authority shall be limited so that, otherwise than pursuant to: a) a rights issue or other issue the subject of an offer or invitation, open for acceptance for a period fixed by the Directors, to: i) Ordinary Shareholders where the relevant Securities respectively attributable to the interests of all Ordinary Shareholders are proportionate (or as nearly as may be) to the respective number of Ordinary Shares held by them; and ii) holders of securities, bonds, debentures or warrants which, in accordance with the rights attaching thereto, are entitled to participate in such a rights issue or other issue, but subject to such exclusions or other arrangements as the Directors may deem necessary or expedient in relation to fractional entitlements or securities represented by depositary receipts or having regard to any restrictions, obligations or legal problems under the laws of or the requirements of any regulatory body or stock exchange in any territory or otherwise howsoever; or b) the terms of any share plan for employees of the Company or any of its subsidiary undertakings; or c) any scrip dividend scheme or similar arrangements implemented in accordance with the Articles of Association of the Company; or d) the allotment of up to 10,000,000 non-cumulative preference shares of GBP 0.01 each, 8,550,000 non-cumulative preference shares of USD 0.01 each and 10,000,000 non-cumulative preference shares of EUR 0.01 each in the capital of the Company, the nominal amount of relevant securities to be allotted by the Directors pursuant to this authority wholly for cash shall not in aggregate, together with any allotment of other equity securities authorized by sub-paragraph b) of Resolution 6, exceed USD 284,300,000 being equal to approximately 5% of the nominal amount of Ordinary Shares of the Company in issue; Authority expires at the conclusion of the AGM of the Company in 2007; and authorize the Directors to allot relevant securities after the expiry of this authority in pursuance of such an offer or agreement made prior to such expiry

		Management	For	For
S.6

Authorize the Directors, pursuant to section 95 of the Companies Act 1985 the Act: a) subject to the passing of Resolution 5, to allot equity securities Section 94 of the Companies Act 1985; and b) to allot any other equity securities Section 94 of the Companies Act 1985 which are held by the Company in treasury, dis-applying the statutory pre-emption rights Section 89(1); Authority expires at the conclusion of the AGM of the Company in 2007; and authorize the Directors to allot equity securities after the expiry of this authority in pursuance of such an offer or agreement made prior to such expiry

		Management	Abstain	Against
7.

Authorize the Company to make market purchases Section 163 of the Companies Act 1985 of up to 1,137,200,000 ordinary shares of USD 0.50 each in the capital of the Company, at a minimum price of USD 0.50 and up to 105% of the average middle market quotations for such shares derived from the London Stock Exchange Daily Official List, over the previous 5 business days or 105% of the average of the closing prices of ordinary shares on The Stock Exchange of Hong Kong Limited, over the previous 5 business days; Authority expires at the conclusion of the AGM of the Company in 2007; the Company, before the expiry, may make a contract to purchase ordinary shares which will or may be executed wholly or partly after such expiry

		Management	For	For
8.

Authorize each of the Non-Executive Director other than alternate Director, pursuant to Article 104.1 of the Articles of Association of the Company with effect from 01 JAN 2006, to receive GBP 65,000 per annum by way of fees for their services as a Director and no such fee shall be payable to any executive Director

		Management	Abstain	Against

PETROCHINA CO LTD

Security	Y6883Q104	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	26-May-2006
ISIN	CN0009365379	Agenda	700929409 - Management

Item	Proposal	Type	Vote	For/Against Management

1.	Approve the report of the Board of the Company for the year 2005	Management	For	For
2.	Approve the report of the Supervisory Committee of the Company for the year 2005	Management	For	For
3.	Approve the audited financial statements of the Company for the year 2005	Management	For	For
4.	Declare and pay a final dividend for the YE 31 DEC 2005 in the amount and in the manner recommended by the Board	Management	For	For
5.	Authorize the Board to determine the distribution of the interim dividend for the year 2006	Management	For	For
6.

Approve the continuation of appointment of PricewaterhouseCoopers, Certified Public Accountants as the International Auditors of the Company and PricewaterhouseCoopers, Zhong Tian CPAs Company Limited, Certified Public Accountants as the Domestic Auditors of the Company, for the year 2006 and authorize the Board to fix their remuneration

		Management	For	For
7.	Re-elect Mr. Zheng Hu as a Director of the Company	Management	For	For
8.	Re-elect Mr. Franco Bernabe as an Independent Non-Executive Director of the Company	Management	For	For
S.9

Authorize the Board of Directors to make such amendments to the Articles of Association of the Company to increase the registered share capital of the Company and reflect the new capital structure of the Company upon the allotment and issuance of shares of the Company as specified and to allot, issue and deal with additional domestic shares in the capital of the Company and make or grant offers, agreements and options during and after the relevant period, not exceeding 20% of each of each of its existing the domestic shares and overseas listed foreign shares of the Company in issue as at the date of this resolution; otherwise than pursuant to a) a rights issue; or b) the exercise of options or similar arrangement; Authority expires the earlier of the conclusion of the next AGM or 12 months from the passing of this resolution; the Board of Directors shall exercise its power under such mandate in accordance with the Company Law of the PRC and the Rules governing the Listing of Securities on the Stock Exchange of Hong Kong Limited and only if all necessary approvals from the China Securities Regulatory Commission and/or other relevant PRC government authorities are obtained; and authorize the Board of Directors to approve, execute and do or procure to be executed and done, all such documents, deeds and things as it may deem necessary in connection with the issue of such new shares including, without limitation, determining the size of the issue, the issue price, the use of proceeds from the issue, the target of the issue and the place and time of the issue, making all necessary applications to the relevant authorities, entering into an underwriting agreement or any other agreements, and making all necessary filings and registrations with the relevant PRC, Hong Kong and other authorities, including but not limited to registering the increased registered capital of the Company with the relevant authorities in the PRC in accordance with the actual increase of capital as a result of the issuance of shares pursuant to this resolution

		Management	For	For
10.	Other matters if any	Other	For	*
*Management Position Unknown

CHINA RESOURCES POWER HOLDINGS CO LTD

Security	Y1503A100	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	26-May-2006
ISIN	HK0836012952	Agenda	700952561 - Management

Item	Proposal	Type	Vote	For/Against Management

1.	Receive and adopt the audited financial statements and the reports of the Directors and the Auditors for the YE 31 DEC 2005	Management	For	For
2.	Declare a final dividend and a special dividend for the YE 31 DEC 2005	Management	For	For
3.	Re-elect the retiring Directors and approve to fix the remuneration of the Directors	Management	For	For
4.	Re-appoint Deloitte Touche Tohmatsu as the Auditors and authorize the Directors to fix their remuneration	Management	For	For
5.

Authorize the Directors of the Company to repurchase shares at par value of HKD 1.00 each in the capital of the Company, during the relevant period, on The Stock Exchange of Hong Kong Limited the Stock Exchange or any other stock exchange on which the securities of the Company may be listed and recognized by the Securities and Futures Commission of Hong Kong and the Stock Exchange for this purposes, subject to and in accordance with all applicable laws and requirements of the Rules Governing the Listing of Securities on the Stock Exchange or of any other stock exchange as amended from time to time, not exceeding 10% of the aggregate nominal amount of the issued share capital of the Company; Authority expires the earlier of the conclusion of the next AGM of the Company or the expiration of the period within which the next AGM of the Company is required to be held by any applicable law or the Articles of Association of the Company

		Management	For	For
6.

Authorize the Directors of the Company, pursuant to Section 57B of the Companies Ordinance, to allot, issue and deal with additional shares of HKD 1.00 each at par in the capital of the Company and to make or grant offers, agreements and options including bonds, warrants and debentures convertible into shares of the Company during and after the relevant period, not exceeding 20% of the aggregate nominal amount of the issued share capital of the Company, otherwise than pursuant to i) a rights issue; or ii) the issue of shares under any option scheme or similar arrangement; or iii) the exercise of subscription or conversion rights attached to any warrants or securities; or iv) any scrip dividend pursuant to Articles of Association; Authority expires the earlier of the conclusion of the next AGM of the Company or the expiration of the period with in which the next AGM is required to be held by any applicable law or the Articles of Association of the Company

		Management	For	For
7.

Approve, subject to the passing of Resolutions 5 and 6, to extend the general mandate granted to the Directors of the Company to allot, issue and deal with additional shares pursuant to Resolution 6, by an amount representing the aggregate nominal amount of the share capital repurchased pursuant to Resolution 5, provided that such amount does not exceed 10% of the aggregate nominal amount of the issued share capital of the Company at the date of passing this resolution

		Management	For	For
S.8	Amend Articles 98, 100 and 119(a)(vi) of the Articles of Association of the Company as specified.	Management	For	For

CHINA RESOURCES POWER HOLDINGS CO LTD

Security	Y1503A100	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	26-May-2006
ISIN	HK0836012952	Agenda	700970088 - Management

Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING ID 308395 DUE TO CHANGE IN RESOLUTION. ALL VOTES RECEIVED ON THE PREVIOUS MEETING WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT ON THIS MEETING NOTICE. THANK YOU.

Non-Voting
1.	Receive and adopt the audited financial statements and the reports of the Directors and the Auditors for the YE 31 DEC 2005	Management	For	For
2.	Declare a final dividend and a special dividend for the YE 31 DEC 2005	Management	For	For
3.1	Re-elect Mr. Wang Shuai Ting as a Director and fix their remuneration	Management	For	For
3.2	Re-elect Mr. Shen Zhong Min as a Director and fix their remuneration	Management	For	For
3.3	Re-elect Mr. Wu Jing Ru as a Director and fix their remuneration	Management	For	For
3.4	Re-elect Mr. Wang Xiao Bin as a Director and fix their remuneration	Management	For	For
3.5	Re-elect Mr. Chen Ji Min as a Director and fix their remuneration	Management	For	For
4.	Re-appoint Deloitte Touche Tohmatsu as the Auditors and authorize the Directors to fix their remuneration	Management	For	For
5.

Authorize the Directors of the Company to repurchase shares at par value of HKD 1.00 each in the capital of the Company, during the relevant period, on The Stock Exchange of Hong Kong Limited the Stock Exchange or any other stock exchange on which the securities of the Company may be listed and recognized by the Securities and Futures Commission of Hong Kong and the Stock Exchange for this purposes, subject to and in accordance with all applicable laws and requirements of the Rules Governing the Listing of Securities on the Stock Exchange or of any other stock exchange as amended from time to time, not exceeding 10% of the aggregate nominal amount of the issued share capital of the Company; Authority expires the earlier of the conclusion of the next AGM of the Company or the expiration of the period within which the next AGM of the Company is required to be held by any applicable law or the Articles of Association of the Company

		Management	For	For
6.

Authorize the Directors of the Company, pursuant to Section 57B of the Companies Ordinance, to allot, issue and deal with additional shares of HKD 1.00 each at par in the capital of the Company and to make or grant offers, agreements and options including bonds, warrants and debentures convertible into shares of the Company during and after the relevant period, not exceeding 20% of the aggregate nominal amount of the issued share capital of the Company, otherwise than pursuant to i) a rights issue; or ii) the issue of shares under any option scheme or similar arrangement; or iii) the exercise of subscription or conversion rights attached to any warrants or securities; or iv) any scrip dividend pursuant to Articles of Association; Authority expires the earlier of the conclusion of the next AGM of the Company or the expiration of the period with in which the next AGM is required to be held by any applicable law or the Articles of Association of the Company `

		Management	For	For
7.

Approve, subject to the passing of Resolutions 5 and 6, to extend the general mandate granted to the Directors of the Company to allot, issue and deal with additional shares pursuant to Resolution 6, by an amount representing the aggregate nominal amount of the share capital repurchased pursuant to Resolution 5, provided that such amount does not exceed 10% of the aggregate nominal amount of the issued share capital of the Company at the date of passing this resolution

		Management	For	For
S.8	Amend Articles 98, 100 and 119(a)(vi) of the Articles of Association of the Company as specified	Management	For	For

COSCO CORP SINGAPORE LTD

Security	Y1764Z208	Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	26-May-2006
ISIN	SG1S76928401	Agenda	700972183 - Management

Item	Proposal	Type	Vote	For/Against Management

1.

Approve the sale of the Vessels by the Company’s subsidiary, COSCO Singapore Pte Ltd to Shenzhen Ocean Shipping Co., Ltd and COSCO International Trading Company, China for a total sale consideration of USD 34,000,000 payable in cash subject to and on the terms and conditions stated in the four separate Memorandum of Agreements dated 27 MAR 2006 MOAs entered into between them the Proposed Sale and authorize the Directors of the Company to take such steps, approve all matters, enter into all such transactions, arrangements and agreements and execute all such documents and notices as may be necessary or expedient for the purposes of giving effect to or facilitating the sale of the Vessels with full power to assent to any condition, amendment, alteration, modification or variation including the aforesaid MOAs dated 27 MAR 2006 as may be required by the relevant authorities or as such Directors or any of them may deem fit or expedient or to give effect to this Resolution

		Management	For	For

JIANGSU XINCHENG REAL ESTATE CO LTD

Security	Y44448101	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	30-May-2006
ISIN	CN0009097782	Agenda	700956901 - Management

Item	Proposal	Type	Vote	For/Against Management

1.	Approve the 2005 working report of the Board of Directors	Management	For	For
2.	Approve the 2005 working report of the Supervisory Committee	Management	For	For
3.	Approve the 2005 financial resolution report	Management	For	For
4.	Approve the 2005 Profit Distribution Plan: cash dividend of RMB 1.8 per 10 shares	Management	For	For
5.	Appoint the Auditor for 2005 and its remuneration	Management	For	For
6.	Appoint the Auditor for 2006 and its remuneration	Management	For	For
7.	Amend the Company’s Articles of Association	Management	For	For
8.	Amend the rule of procedures Governing the general meeting of shareholders	Management	For	For
9.	Amend the rules of procedures Governing the meeting of the Board of Directors	Management	For	For
10.	Amend the rules of procedures Governing the meeting of the Supervisory Committee	Management	For	For
11.	Approve to provide guarantee for controlled subsidiaries.	Management	For	For

CHINA VANKE CO LTD

Security	Y77421108	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	30-May-2006
ISIN	CN0008879206	Agenda	700957028 - Management

Item	Proposal	Type	Vote	For/Against Management

1.	Approve the Board of Directors working report 2005	Management	For	For
2.	Approve the audited financial statement 2005 and the audit report	Management	For	For
3.	Appoint the accounting firm for 2006	Management	For	For
4.	Approve the Supervisory Committee working report 2005	Management	For	For
5.	Approve to allocate funds for the enterprise citizens project	Management	For	For
6.	Approve to launch the first-stage restricted Stock Incentive Plan	Management	For	For
7.	Approve to purchase liability insurance for Directors, Supervisors and Senior Management	Management	For	For
8.	Amend the Company’s Articles of Association	Management	For	For
9.	Approve the 2005 profit distribution plan for cash dividend of CNY 1.5 per 10 shares	Management	For	For

PT BANK RAKYAT INDONESIA (PERSERO) TBK

Security	Y0697U104	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	30-May-2006
ISIN	ID1000096001	Agenda	700971218 - Management

Item	Proposal	Type	Vote	For/Against Management

1.	Approve the annual report and ratify the financial statement for book year 2005 and Community Development Program report in year 2005	Management	For	For
2.	Approve to utilize Company’s profit for book year 2005 and the allocation of income and dividends of IDR 153	Management	For	For
3.	Approve Prasetio Sarwoko Sandjaja as the Auditors and authorize the Board to fix their remuneration	Management	For	For
4.	Approve to determine the remuneration for the Board of Directors and the Commissioners	Management	For	For
5.	Approve to determine the implementation of Ministry of States Companies Rules dated 23 JAN 2006 re-guidance on appointment of Board of Directors and the Board of Commissioners in States Companies	Management	For	For
6.	Authorize the Board of Directors to appoint Syariah Board as the Auditors	Management	For	For
7.	Approve to determine the amount of bad debt that can be written off	Management	For	For
8.	Receive the report of Management Stock Option Program III	Management	For	For
9.	Approve to change the Company Management structure	Management	For	For

PT BERLIAN LAJU TANKER TBK

Security	Y7123K170	Meeting Type	MIX
Ticker Symbol		Meeting Date	31-May-2006
ISIN	ID1000099906	Agenda	700972537 - Management

Item	Proposal	Type	Vote	For/Against Management

A.1	Approve the Company’s annual report and endorsement of the audited consolidated financial statements for FY 2005	Management	For	For
A.2	Approve the appropriation of net profit for the FYE 31 DEC 2005	Management	For	For
A.3

Appoint the Public Accountant to audit the Company’s consolidated financial statements for FY 2006 and authorize to the Board of Directors of the Company to determine the Honorarium of the Public Accountant

		Management	For	For
A.4	Approve to change the Members of the Board of Commissioners and Members of the Board of Directors	Management	For	For
A.5	Approve the scope of job, authorities, remuneration of the Board of Directors and the Board of Commissioners of the Company for the FY 2006	Management	For	For
A.6	Other issues	Other	For	*
E.1	Approve the Company’s Plan to list the shares at the Singapore Exchange Securities Limited	Management	For	For
E.2	Approve the acquisition of Foreign Shipping Company Plan	Management	For	For
E.3	Approve the Company’s Fleet Development Plan	Management	For	For
E.4	Amend the several Articles of the Company’s Articles of Association and compilation of the entire Articles of Company’s Article of Association	Management	For	For
E.5

Approve the endorsement/ratification of the Board of Commissioners, authority to increase the subscribed and paid capital of the Company which originated from the conversion of warrant as approved at the EGM on 29 DEC 1997 and authorize to the Board of Commissioners to increase the subscribed and paid capital of the Company which originated from the conversion of warrant until the end of warrant due date on 18 JAN 2008

		Management	For	For
E.6

Approve to obtain and provide agency service to other certain party, whereas the transaction is a transaction with conflict of interest based on the Regulation IX.E.1 regarding the conflict of interest on certain transaction, enclosure of the head of Bapepam Decree No. Kep-32/PM/2000 of 22 AUG 2000

		Management	For	For
E.7	Approve the Company’s Plan to buyback shares which were issued by the Company	Management	For	For
E.8	Amend the Company’s Plan on splitting the Company’s share nominal value, which was approved in Company’s EGM on 18 MAY 2005	Management	For	For
E.9	Other issues	Other	For	*
*Management Position Unknown

RELIANCE COMMUNICATION VENTURES LTD

Security	Y72317103	Meeting Type	Court Meeting
Ticker Symbol		Meeting Date	03-Jun-2006
ISIN	INE330H01018	Agenda	700969011 - Management

Item	Proposal	Type	Vote	For/Against Management

1.

Approve the Scheme of Amalgamation and Arrangement between Reliance Infocomm Limited and Reliance Communications Infrastructure Limited and Reliance Communications Solutions Private Limited and Reliance Software Solutions Private Limited and Reliance Communications Technologies Limited and Ambani Enterprises Private Limited and Reliance Business Management Private Limited and Formax Commercial Private Limited and Panther Consultants Private Limited with Reliance Communication Ventures Limited, the applicant Company and their respective shareholders and creditors the Scheme

		Management	For	For

RELIANCE COMMUNICATION VENTURES LTD

Security	Y72317103	Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	03-Jun-2006
ISIN	INE330H01018	Agenda	700972917 - Management

Item	Proposal	Type	Vote	For/Against Management

S.1

Authorize the Board of Directors of the Company, in accordance with applicable Laws, rules and regulations and subject to the approval, consent; permission and sanction of the Foreign Investment Promotion Board, Government of India, Reserve Bank of India and any other appropriate authorities, institutions or regulators as may be applicable or necessary, and subject to such conditions as may be prescribed in any such approval, consent; permission or sanction, here inafter referred to as ‘the Board’, which term shall be deemed to include any Committee constituted/to be constituted by the Board and authorized by the Board to exercise its powers, including the powers conferred by this Resolution, to sponsor on behalf of the Company, an issue of Global Depositary Receipts/ American Depositary Receipts hereinafter referred to as the ‘Sponsored Securities’ with the Depositary hereinafter referred to as ‘the Overseas Depositary’, against the existing equity shares of the Company deposited by the holders of equity shares of the Company hereinafter referred to as ‘the Equity Shareholder, pursuant to a right given to all the Equity Shareholders hereinafter referred to as ‘the Sponsored Offering’ on such term, and conditions, at such time or times and in one or more trenches, as the Board may in its absolute discretion deem fit, including, without limitations, providing the Equity Shareholders an option to renounce their right and entitlement to participate in the Sponsored Offering to another Equity Shareholder, if the terms of the document inviting the participation of the Equity Shareholders so provide and in such mode and manner as may be determined by the Company in consultation with the Underwriter(s) and/or Manager(s), and to cause allotment to the investors in foreign markets whether Institutions and/or Incorporated and/or unincorporated bodies and/or individuals or otherwise and whether such investors are Members of the Company or otherwise of the Sponsored Securities by the Overseas Depositary, where each such Sponsored Securities shall represent such number of the existing fully paid Equity Shares of par value of Rs. 5 per share as may be decided by the Board, deposited pursuant to the Sponsored Offering, and the aggregate size of the Sponsored Offering, shall not be greater than USD 1 bill ion offer size provided however that the Board, at its absolute discretion, will have the right to retain additional Equity Shares for the purpose of over allotment, not exceeding 20% of the offer size green shoe option ensuring that the foreign shareholding after completion of the Sponsored Offering shall not exceed 74% of the outstanding Equity; approve that the Company do sponsor through the Overseas Depositary the Issue of Sponsored Securities representing the underlying Equity Shares deposited pursuant to the Sponsored Offering; approve that the pricing of the Sponsored Offering be determined by the Board, in consultation with the Underwriter(s) and/or Manager(s), in accordance with the provisions of applicable law, rules and regulations and the prevailing market conditions; authorize the Board to do all such acts, deeds, matters and things as it may, in its absolute discretion, deem necessary or desirable for such purpose, including without limitation, determine the number of Equity Shares to be offered or sold, the over-allotment option, determine whether or not the Equity Shareholders, subject to applicable securities laws, have a right to renounce their entitlement to participate in the Sponsored Offering to other Equity Shareholders; determine the length of the invitation of offer period issue and circulate the invitation to offer, file registration statement and/ or other document(s) with any regulator, list the securities on one or more overseas Stock Exchanges, enter into managing, underwriting, indemnification, marketing, listing, trading, depositary, custodian; registrar, escrow, trustee arrangements and sign all deeds, documents and writings and to pay any fees com missions, remuneration and expenses relating thereto; to determine all terms and conditions of the Sponsored Offering, settle all questions, difficulties or doubts that may arise in regard to the Sponsored Offering, offer or allotment of Sponsored Securities and in complying with the Sponsored ADR / GDR Regulations, the number of Equity Shares being offered or sold, the eligibility of the Equity Shareholder to participate in the Sponsored Offering or the right to renounce entitlement to participate thereto, offer or allotment of Sponsored Securities, as it may, in Its absolute discretion, deem fit, without being required to seek any further clarification, consent or approval of the Members or otherwise to the end and Intent that the Members shall be deemed to have given their approval thereto expressly by the authority of this resolution; for the purpose of giving effect to the aforesaid resolution, to delegate all or any of the powers hereby conferred to any Committee of Directors or the Chairman or any officers/authorized represented by the Company

		Management	For	For
S.2

Authorize the Company, in accordance with the provisions of Section 21 and all other provisions, if any, of the Companies Act, 1956 including any statutory modification(s) or re-enactment thereof for the time being in force and subject to the approval of the Central Government, for changing the name of the Company from ‘Reliance Communication Ventures Limited’ to ‘Reliance Communications Limited’ and according, the name ‘Reliance Communication Limited’ shall appear in the Memorandum and Article of Association of the Company and authorize the Board of Directors of the Company, to do all such acts and things and deal with all such matters and take all such steps and consider such delegations as it may in its absolute discretion deem necessary and to settle any question that may arise in this regard as may be necessary to give effect to resolution

		Management	For	For

BEIJING CAPITAL INTERNATIONAL AIRPORT CO LTD

Security	Y07717104	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	08-Jun-2006
ISIN	CN0009324749	Agenda	700947964 - Management

Item	Proposal	Type	Vote	For/Against Management

1.	Approve the report of the Board of Directors of the Company the Board for the YE 31 DEC 2005	Management	For	For
2.	Approve the report of the Supervisory Committee of the Company for the YE 31 D EC 2005	Management	For	For
3.	Approve the audited financial statements and the Auditors’ report for the YE 31 DEC 2005	Management	For	For
4.	Approve the profit appropriation and the relevant declaration and payment of a final dividends for the YE 31 DEC 2005	Management	For	For
5.

Elect Mr. Wang Tiefeng as an Executive Director of the Company, until the date of the AGM of the Company for the YE 31 DEC 2008, the date of expiry of the Board for the third term and authorize the Board to determine his remuneration and to enter into service contract between the Company and Mr. Wang

		Management	For	For
6.

Re-appoint PricewaterhouseCoopers Zhong Tian Certified Public Accountants Limited Company, and PricewaterhouseCoopers, respectively, as the Company’s PRC an d International Auditors for the YE 31 DEC 2006 and authorize the Board of Directors of the Company to determine their remuneration

		Management	For	For
S.7

Authorize the Directors of the Company to allot and issue new shares in accordance with the rules governing the Listing Securities on the Stock Exchange of Hong Kong Limited, the Company Law PRC, and other applicable rules and regulations in each case as amended from time to time to exercise once or more than once during the relevant period, the authority of the Board of Directors shall include; (i) the determination of the class and number of shares to be issued; (ii) the determination of the issue price of the new shares; (iii) the determination of the opening and closing dates of the new issue; (iv) the determination of the class and number of new shares if any to be issued to the existing shareholders; (v) the determination of the use of proceeds of the new issue; (vi) to make or grant offers, agreements and options which might require the exercise of such powers, and; (vii) in the event of prohibitions or requirements of overseas laws or regulation or for some other reasons as the Board of Directors may consider expedient and, in the case of an invitation to subscribe for or allotment of shares to the shareholders of the Company, the exclusion of shareholders who are resident outside the PRC or the Hong Kong Special Administrative Region; the aggregate number of domestic shares and overseas listed foreign shares to be allotted or conditionally or unconditionally agreed to be allotted whether pursuant to the exercise of options or otherwise by the Board of Directors pursuant to the authority granted under paragraph (a) above excluding any shares allotted pursuant to the arrangement for the transfer of the statutory accumulation fund into capital in accordance with the Company Law of the PRC or the Articles of Association of the Company shall not exceed 20% of the respective aggregate amount of the issued domestic shares and over seas listed foreign shares of the Company at the date of the passing this resolution; the Board of Directors shall exercise the authority granted under paragraph (a) above subject to the approval of the China Securities Regulatory Commission and relevant authorities of the PRC; relevant period means the period from the passing of this resolution; Authority expires at the conclusion of the next AGM of the Company for 12-months period; and approve, upon the exercise by the Board of Directors of the authority granted under this resolution having been approved by the relevant authorities and in accordance with the Company Law of the PRC and other applicable rules and regulations, that the Company’s registered share capital be increased by an amount corresponding to the amount of the relevant shares allotted pursuant to the exercise if the authority granted under this resolution; and subject to the allotment and issue of new shares pursuant to the exercise of the authority granted under this resolution having been approved by the relevant authorities and in accordance with the Company Law of the PRC and other applicable rules and regulations, to authorize the Board of Directors to amend as they may deem appropriate and necessary relevant Articles of the Articles of Association of the Company to reflect the change in the share capital structure of the Company resulting from the allotment and issue of new shares pursuant to the exercise of the authority granted this resolution to allot and issue new shares

		Management	For	For

FOXCONN INTERNATIONAL HOLDINGS LTD

Security	G36550104	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	08-Jun-2006
ISIN	KYG365501041	Agenda	700954844 - Management

Item	Proposal	Type	Vote	For/Against Management

1.	Receive and approve the audited consolidated financial statements for the YE 31 DEC 2005 together with the reports of the Directors and the Auditors thereon	Management	For	For
2.1	Re-elect Mr. Chin Wai Leung, Samuel as a Director and authorize the Board of Directors of the Company to fix his remuneration	Management	For	For
2.2	Re-elect Mr. Chang Ban Ja, Jimmy as a Director and authorize the Board of Directors of the Company to fix his remuneration	Management	For	For
2.3	Re-elect Miss. Gou Hsiao Ling as a Director and authorize the Board of Directors of the Company to fix his remuneration	Management	For	For
3.	Re-appoint Deloitte Touche Tohmatsu as the Auditors and authorize the board of Directors of the Company to fix their remuneration	Management	For	For
4.

Authorize the Directors of the Company, during the relevant period to purchase shares of the Company shares, subject to and in accordance with the applicable laws and the requirements of the Rules Governing the listing of Securities on The Stock Exchange of Hong Kong Limited Listing Rules not exceed 10% of the total nominal amount of the share capital of the Company in issue on the date of passing of this resolution, and the said approval shall be limited accordingly; Authority expires the earlier of the conclusion of the next AGM of the Company or the expiration of the period within which the next AGM of the Company is required by its Memorandum and Articles of Association or any applicable laws of the Cayman Islands to be held

		Management	For	For
5.

Authorize the Directors of the Company, to allot, issue and deal with addition al shares and to make or grant offers, agreements, options including bonds, warrants and debenture or other securities convertible into shares and rights of exchange or conversion which would or might require the exercise of such power, subject to and in accordance with all applicable Laws and requirements of the listing rules, during and after of the relevant period, not exceed 20% of the total nominal amount of the share capital of the Company in issue on the date of passing of this resolution, otherwise than pursuant to: i) a rights issue, or ii) any option scheme or similar arrangement for the time being adopted for the granting or issuance of shares or rights to acquire shares, or iii) any scrip dividend scheme or similar arrangement providing for the allotment of shares in lieu of the whole or part of a dividend on shares in accordance with the Articles of Association of the Company; Authority expires the earlier of the conclusion of the next AGM of the Company or the expiration of the period within which the next AGM of the Company is required by its Memorandum and Articles of Association or any applicable laws of the Cayman Islands to be held

		Management	For	For
6.

Approve, subject to the passing of Resolution 4 and 5, to extend the general mandate granted to the Directors to allot, issue and deal with any additional shares pursuant to Resolution 5 by the addition thereto of the total nominal amount of shares which may be purchased by the Company under authority granted pursuant to Resolution 4, not exceeding 10% of the total nominal amount of the share capital of the Company in issue on the date of passing of this Resolution

		Management	For	For
7.

Authorize the Directors of the Company, during the relevant period to allot, issue and deal with additional shares under the Share Scheme adopted by the Company on 12 JAN 2005; the aggregate nominal amount of additional shares allotted, issued or dealt with, by the Directors pursuant to the approval as specified shall not exceed the aggregate of 2% of the total nominal amount of the share capital of the Company in issue on the date of passing of this resolution; Authority expires the earlier of the conclusion of the next AGM of the Company or the expiration of the period within which the next AGM of the Company is required by its Memorandum and Articles of Association or any applicable laws of the Cayman Islands to be held

		Management	For	For
8.

Approve to refresh the existing scheme limit under the Share Option Scheme of the Company adopted on 12 JAN 2005 Share Option Scheme and to allot and issue pursuant to the grant of exercise of the options under the Share Option Scheme and any other Share Option Schemes of the Company excluding option previously granted, outstanding, cancelled, lapsed or exercised under the Share Option Scheme or any other Share Option Schemes of the Company into exceeding 10% of the total number of shares in issue as at the date of passing of this resolution Refreshed Share Option Mandate and authorize the Directors of the Company, subject to compliance with the Listing Rules as amended from time to time, to grant options under the Share Option Scheme up to the Refreshed Share Option Mandate and to exercise all the powers of the Company to allot, issue and deal with shares pursuant to the exercise of such options; and authorize the Director or Committee to take such steps to implement this resolution and to execute all documents and deeds as such steps to implement this resolution and to execute all document and deeds as may be necessary or appropriate in related thereto

		Management	For	For
S.9	Amend Article 102(vii) and 118(a) of the Articles of Association of the Company	Management	For	For

PT PERUSAHAAN GAS NEGARA (PERSERO) TBK

Security	Y7136Y100	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	08-Jun-2006
ISIN	ID1000096308	Agenda	700979632 - Management

Item	Proposal	Type	Vote	For/Against Management

1.	Approve the annual report of the Company for year 2005 and the annual report of the partnership and environs development program	Management	For	For
2.

Ratify the audited financial statements for the YE on 31 DEC 2005 and the annual report of the partnership and environs development program and grant release and discharge to the Member of the Board of Directors and the Board of Commissioners of their responsibilities for their actions and supervision during the YE on 31 DEC 2005

		Management	For	For
3.	Approve the profit allocation, including the cash dividend distribution, based on the net profit after tax of the YE 31 DEC 2005	Management	For	For
4.	Appoint a Public Accountant Office to audit the Company financial statements and the annual report of the partnership and environs development program for the YE on 31 DEC 2006	Management	For	For
5.	Approve the salaries, honorarium and bonuses of the Members of the Board of Directors and the Board of Commissioners	Management	For	For

TAISHIN FINL HLDG CO LTD

Security	Y84086100	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	09-Jun-2006
ISIN	TW0002887007	Agenda	700901033 - Management

Item	Proposal	Type	Vote	For/Against Management

AS PER TRUST ASSOCIATION’S PROXY VOTING GUIDELINES, EVERY SHAREHOLDER IS ELIGIBLE TO BE NOMINATED AS A CANDIDATE AND BE ELECTED AS A DIRECTOR OR A SUPERVISOR, REGARDLESS OF BEING RECOMMENDED BY THE COMPANY AND/OR BY OTHER PARTIES. IF YOU INTEND TO VOTE FOR A LISTED CANDIDATE, YOU WILL NEED TO CONTACT THE CANDIDATE AND/OR THE ISSUING COMPANY TO OBTAIN THE CANDIDATE’S NAME AND ID NUMBER. WITHOUT SUCH SPECIFIC INFORMATION, AN ELECTION WOULD BE DEEMED AS A ‘NO VOTE’

Non-Voting
1.	Receive the reports	Management	For	For
2.	Acknowledge the 2005 financial reports	Management	For	For
3.	Approve the appropriation of loss of 2005	Management	For	For
4.	Other discussions	Other	Abstain	*
5.	Elect the Directors	Management	For	For

POWERCHIP SEMICONDUCTOR CORP

Security	Y70810109	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	09-Jun-2006
ISIN	TW0005346001	Agenda	700904659 - Management

Item	Proposal	Type	Vote	For/Against Management

AS PER TRUST ASSOCIATION’S PROXY VOTING GUIDELINES, EVERY SHAREHOLDER IS ELIGIBLE TO BE NOMINATED AS A CANDIDATE AND BE ELECTED AS A DIRECTOR OR A SUPERVISOR, REGARDLESS OF BEING RECOMMENDED BY THE COMPANY AND/OR BY OTHER PARTIES. IF YOU INTEND TO VOTE FOR A LISTED CANDIDATE, YOU WILL NEED TO CONTACT THE CANDIDATE AND/OR THE ISSUING COMPANY TO OBTAIN THE CANDIDATE’S NAME AND ID NUMBER. WITHOUT SUCH SPECIFIC INFORMATION, AN ELECTION WOULD BE DEEMED AS A ‘NO VOTE’.

Nonvoting
1.1	Receive the report on the business operation result of FY 2005	Management	For	For
1.2	Receive the report on the Supervisors’ reviewed financial reports of FY 2005	Management	For	For
1.3	Receive the report on the execution status of buying back treasury stocks of FY 2005	Management	For	For
1.4	Receive the report on the status of issuing 1st domestic unsecured convertible bonds	Management	For	For
1.5	Receive the report on the status of issuing 2nd domestic unsecured convertible bonds	Management	For	For
1.6	Other reports	Other	For	*
2.1	Ratify the business operation result and the financial reports of FY 2005	Management	For	For
2.2	Ratify the net profit allocation of FY 2005; cash dividend: TWD 0.5 per share	Management	For	For
3.1	Amend the rules of shareholders meeting	Management	For	For
3.2	Amend the process procedures for acquisition and disposal of assets	Management	For	For
3.3	Amend the process procedures of lending funds to others	Management	For	For
3.4	Amend the process procedures of endorsements and guarantee	Management	For	For
3.5	Approve to issue new shares; stock dividend: 50/1000	Management	For	For
3.6	Approve to increase capital through rights issue underlying Global Depository Shares GDS or local rights issue	Management	For	For
3.7	Amend the Articles of the Company	Management	For	For
3.8	Approve the selection of the tax benefit in connection with the local rights issues in 2005, according to SUI	Management	For	For
3.9	Elect the Directors and the Supervisors	Management	For	For
3.10	Approve to relieve restrictions on the Directors’ acting as Directors of other Companies	Management	For	For
4.	Others and extraordinary proposals	Other	For	*
*Management Position Unknown

PIHSIANG MACHINERY MFG. CO LTD

Security	Y69788100	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	09-Jun-2006
ISIN	TW0001729002	Agenda	700904673 - Management

Item	Proposal	Type	Vote	For/Against Management

1.1	Approve the 2005 business report	Management	For	For
1.2	Approve the 2005 audited report	Management	For	For
1.3	Approve the status of buyback treasury stock	Management	For	For
2.1	Approve the 2005 audited and financial statements	Management	For	For
2.2	Approve the 2005 profit distribution; proposed cash dividend: TWD 2.6 per share	Management	For	For
3.1	Amend the Articles of Incorporation	Management	For	For
3.2	Amend the procedures of endorsement and guarantee	Management	For	For
4.1	Elect the Directors and the Supervisors	Management	For	For
5.1	Approve to release the Directors from non-competition duty	Management	For	For
6	Other issues and extraordinary motions	Other	For	*

AS PER TRUST ASSOCIATION’S PROXY VOTING GUIDELINES, EVERY SHAREHOLDER IS ELIGIBLE TO BE NOMINATED AS A CANDIDATE AND BE ELECTED AS A DIRECTOR OR A SUPERVISOR, REGARDLESS OF BEING RECOMMENDED BY THE COMPANY AND/OR BY OTHER PARTIES. IF YOU INTEND TO VOTE FOR A LISTED CANDIDATE, YOU WILL NEED TO CONTACT THE CANDIDATE AND/OR THE ISSUING COMPANY TO OBTAIN THE CANDIDATE’S NAME AND ID NUMBER. WITHOUT SUCH SPECIFIC INFORMATION, AN ELECTION WOULD BE DEEMED AS A ‘NO VOTE’.

Non-voting

COMPAL ELECTRONICS INC

Security	Y16907100	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	09-Jun-2006
ISIN	TW0002324001	Agenda	700904712 - Management

Item	Proposal	Type	Vote	For/Against Management

AS PER TRUST ASSOCIATION’S PROXY VOTING GUIDELINES, EVERY SHAREHOLDER IS ELIGIBLE TO BE NOMINATED AS A CANDIDATE AND BE ELECTED AS A DIRECTOR OR A SUPERVISOR, REGARDLESS OF BEING RECOMMENDED BY THE COMPANY AND/OR BY OTHER PARTIES. IF YOU INTEND TO VOTE FOR A LISTED CANDIDATE, YOU WILL NEED TO CONTACT THE CANDIDATE AND/OR THE ISSUING COMPANY TO OBTAIN THE CANDIDATE’S NAME AND ID NUMBER. WITHOUT SUCH SPECIFIC INFORMATION, AN ELECTION WOULD BE DEEMED AS A ‘NO VOTE’.

Non-voting
1.1	Approve the report on the business operating results of 2005	Management	For	For
1.2	Approve to rectify financial statements of 2005 by the Company Supervisors	Management	For	For
1.3	Approve the report on the status of 2005 Euro Convertible Corporate Bond Issuance	Management	For	For
2.1	Approve the financial statements of 2005	Management	For	For
2.2	Ratify the net profit allocation of FY 2005; cash dividend: TWD 1.5 per share	Management	For	For
3.1

Approve to issue new shares the from the distribution of profits cash dividend TWD 1.5 per share, stock dividend 20 shares per 1,000 shares from retain earnings subject to 20% withholding tax and 10 shares per 1,000 shares from capital surplus with tax free

		Management	For	For
3.2	Amend the Articles of Incorporation	Management	For	For
3.3	Amend the procedures of endorsements and guarantees	Management	For	For
3.4	Amend the procedures of derivative investments	Management	For	For
3.5	Elect the 11 Directors and the 3 Supervisors of the Company	Management	For	For
3.6	Approve to allow Directors to hold responsibilities with Competitors	Management	For	For
4.	Other matters and extraordinary motions	Other	For	*
*Management Position Unknown

CHINATRUST FINANCIAL HOLDINGS COMPANY LTD

Security	Y15093100	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	09-Jun-2006
ISIN	TW0002891009	Agenda	700905891 - Management

Item	Proposal	Type	Vote	For/Against Management

1.1	Receive the report of business operation result and financial reports of FY 2005	Management	For	For
1.2	Receive the Supervisors review financial reports of FY 2005	Management	For	For
1.3	Receive the report of the meeting rules for the Board of Directors	Management	For	For
2.1	Ratify the financial reports of FY 2005	Management	For	For
2.2	Ratify the net profit allocation of FY 2005; proposed cash dividend: TWD 0.5 per share	Management	For	For
3.1	Amend the rules of shareholders’ meeting	Management	For	For
3.2	Approve to issue the additional shares; proposed stock dividend: 120 shares for 1,000 shares held	Management	For	For
3.3	Amend the Articles of Incorporation	Management	For	For
4.	Extraordinary proposals	Other	For	*
*Management Position Unknown

TAIWAN CEMENT CORP

Security	Y8415D106	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	09-Jun-2006
ISIN	TW0001101004	Agenda	700926011 - Management

Item	Proposal	Type	Vote	For/Against Management

	Approve the 2005 business operation and financial statements	Non-voting
	Approve the 2005 Audited report	Non-voting
	Other presentations	Non-voting
1.1	Approve the 2005 business report, financial statements and 2005 profit distribution	Management	For	For
2.1	Approve the issuance of new shares from retained earnings	Management	For	For
2.2	Amend the Articles of Incorporation	Management	Abstain	Against
2.3	Approve to release the prohibition on the Directors from participation in competitive business	Management	Abstain	Against
3.	Elect the Directors and the Supervisors	Management	For	For
4.	Extraordinary Motions	Other	For	*

AS PER TRUST ASSOCIATION’S PROXY VOTING GUIDELINES, EVERY SHAREHOLDER IS ELIGIBLE TO BE NOMINATED AS A CANDIDATE AND BE ELECTED AS A DIRECTOR OR A SUPERVISOR, REGARDLESS OF BEING RECOMMENDED BY THE COMPANY AND/OR BY OTHER PARTIES. IF YOU INTEND TO VOTE FOR A LISTED CANDIDATE, YOU WILL NEED TO CONTACT THE CANDIDATE AND/OR THE ISSUING COMPANY TO OBTAIN THE CANDIDATE’S NAME AND ID NUMBER. WITHOUT SUCH SPECIFIC INFORMATION, AN ELECTION WOULD BE DEEMED AS A ‘NO VOTE’.

Non-voting

TAIWAN CEMENT CORP

Security	Y8415D106	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	09-Jun-2006
ISIN	TW0001101004	Agenda	700951292 - Management

Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING ID 295686 DUE TO ADDITION OF RESOLUTIONS. ALL VOTES RECEIVED ON THE PREVIOUS MEETING WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT ON THIS MEETING NOTICE. THANK YOU.

Non-voting

AS PER TRUST ASSOCIATION’S PROXY VOTING GUIDELINES, EVERY SHAREHOLDER IS ELIGIBLE TO BE NOMINATED AS A CANDIDATE AND BE ELECTED AS A DIRECTOR OR A SUPERVISOR, REGARDLESS OF BEING RECOMMENDED BY THE COMPANY AND/OR BY OTHER PARTIES. IF YOU INTEND TO VOTE FOR A LISTED CANDIDATE, YOU WILL NEED TO CONTACT THE CANDIDATE AND/OR THE ISSUING COMPANY TO OBTAIN THE CANDIDATE’S NAME AND ID NUMBER. WITHOUT SUCH SPECIFIC INFORMATION, AN ELECTION WOULD BE DEEMED AS A ‘NO VOTE’

Non-voting
1.1	Approve the 2005 Business and the financial reports	Management	For	For
1.2	Approve the Supervisor’s review report	Management	For	For
1.3	Other reports	Other	For	*
2.	Approve the 2005 business report, financial statements and the 2005 profit distribution; cash dividend TWD 1.35 per share	Management	For	For
3.1	Approve the increase of capital and the issuance of new stock; stock dividend :15 shares per 1,000 shares held from retain earnings subject to 20% withholding tax	Management	For	For
3.2	Amend the part of the Articles of incorporation	Management	For	For
3.3	Amend the procedures of endorsements and guarantees	Management	For	For
3.4	Approve the raise of the investment ceiling in Mainland China to 40% of net shareholders’ equity	Management	For	For
4.	Elect 15 Directors and 3 Supervisors	Management	For	For
5.	Approve to release the prohibition on Directors from participation in competitive business	Management	For	For
6.	Other motions	Other	For	*
*Management Position Unknown

POWERCHIP SEMICONDUCTOR CORP

Security	Y70810109	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	09-Jun-2006
ISIN	TW0005346001	Agenda	700951571 - Management

Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING ID 295690 DUE TO ADDITIONAL RESOLUTION. ALL VOTES RECEIVED ON THE PREVIOUS MEETING WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT ON THIS MEETING NOTICE. THANK YOU.

Non-voting

AS PER TRUST ASSOCIATION’S PROXY VOTING GUIDELINES, EVERY SHAREHOLDER IS ELIGIBLE TO BE NOMINATED AS A CANDIDATE AND BE ELECTED AS A DIRECTOR OR A SUPERVISOR, REGARDLESS OF BEING RECOMMENDED BY THE COMPANY AND/OR BY OTHER PARTIES. IF YOU INTEND TO VOTE FOR A LISTED CANDIDATE, YOU WILL NEED TO CONTACT THE CANDIDATE AND/OR THE ISSUING COMPANY TO OBTAIN THE CANDIDATE’S NAME AND ID NUMBER. WITHOUT SUCH SPECIFIC INFORMATION, AN ELECTION WOULD BE DEEMED AS A ‘NO VOTE’.

Non-voting
1.1	Receive the report on the business operation result of FY 2005	Management	For	For
1.2	Receive the report on the Supervisors’ reviewed financial reports of FY 2005	Management	For	For
1.3	Receive the report on the execution status of buying back treasury stocks of FY 2005	Management	For	For
1.4	Receive the report on the status of issuing 1st domestic unsecured convertible bonds	Management	For	For
1.5	Receive the report on the status of issuing 2nd domestic unsecured convertible bonds	Management	For	For
1.6	Other reports	Other	For	*
2.1	Ratify the business operation result and the financial reports of FY 2005	Management	For	For
2.2	Ratify the net profit allocation of FY 2005; cash dividend: TWD 0.55 per share	Management	For	For
3.1	Amend the rules of shareholders meeting	Management	For	For
3.2	Amend the process procedures for acquisition and disposal of assets	Management	For	For
3.3	Amend the process procedures of lending funds to others	Management	For	For
3.4	Amend the process procedures of endorsements and guarantee	Management	For	For
3.5	Approve to issue new shares; stock dividend: 55/1000	Management	For	For
3.6	Approve to increase capital through rights issue underlying Global Depository Shares GDS or local rights issue	Management	For	For
3.7	Amend the Articles of the Company	Management	For	For
3.8	Approve the selection of the tax benefit in connection with the local rights issues in 2005, according to SUI	Management	For	For
3.9

Approve to continue proceeding with the issuance of common shares to sponsor Global Depository Shares GDS’s Offering or local rights issue, which was approved by annual regular shareholders’ meeting in 2005

		Management	For	For
3.10	Approve to release the elected Directors from non-competition restrictions	Management	For	For
4.	Elect the Directors and the Supervisors	Management	For	For
5.	Other agenda and special motions	Other	For	*
*Management Position Unknown

CHINATRUST FINANCIAL HOLDINGS COMPANY LTD

Security	Y15093100	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	09-Jun-2006
ISIN	TW0002891009	Agenda	700954969 - Management

Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING ID 295939 DUE TO ADDITION OF RESOLUTIONS. ALL VOTES RECEIVED ON THE PREVIOUS MEETING WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT ON THIS MEETING NOTICE. THANK YOU.

Non-voting
1.1	Receive the report of business operation result and financial reports of FY 2005	Management	For	For
1.2	Receive the Supervisors review financial reports of FY 2005	Management	For	For
1.3	Receive the report of the meeting rules for the Board of Directors	Management	For	For
2.1	Approve the financial reports of FY 2005	Management	For	For
2.2	Approve the net profit allocation of FY 2005; proposed cash dividend: TWD 0.5 per share	Management	For	For
3.1	Amend the rules of shareholders’ meeting	Management	For	For
3.2	Amend the procedures of asset acquisition or disposal	Management	For	For
3.3	Approve to issue the additional shares; proposed stock dividend: 120 shares for 1,000 shares held	Management	For	For
3.4	Amend the Articles of Incorporation	Management	For	For
4.	Extraordinary proposals	Other	For	*
*Management Position Unknown

TAIWAN CEMENT CORP

Security	Y8415D106	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	09-Jun-2006
ISIN	TW0001101004	Agenda	700975925 - Management

Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING ID 308340 DUE TO ADDITION OF RESOLUTIONS. ALL VOTES RECEIVED ON THE PREVIOUS MEETING WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT ON THIS MEETING NOTICE. THANK YOU.

Non-voting
1.	Approve the 2005 operating results and financial statements, allocation of income and dividends	Management	For	For
2.	Approve to issue new shares from capital surplus	Management	For	For
3.	Amend the Articles of Association	Management	For	For
4.	Amend the endorsement and guarantee operating guidelines	Management	For	For
5.	Approve to increase the investment limit in China to 40% of the Company’s net assets	Management	For	For
6.1	Elect Mr. Koo Cheng-Yun as the Chairman and President	Management	For	For
6.2	Elect Mr. Chang An Ping as the Vice Chairman	Management	For	For
6.3	Elect Mr. Yeh Ming-Hsun as a Managing Director	Management	For	For
6.4	Elect Messrs. Goldsun Development & Construction Co., Ltd as a Managing Director	Management	For	For
6.5	Elect Mr. Chen Chien-Tong as a Managing Director	Management	For	For
6.6	Elect Mr. Chang Yong as a Director	Management	For	For
6.7	Elect Mr. Chen The-jen as a Director	Management	For	For
6.8	Elect Mr. Chang Yao-Tang as a Director	Management	For	For
6.9	Elect Mr. Kenneth C.M. Lo as a Director	Management	For	For
6.10	Elect Mr. Eric T. Wu as a Director	Management	For	For
6.11	Elect Mr. Hsieh Chi-Chia as a Director	Management	For	For
6.12	Elect Mr. John T. Yu Tzun-yen, Yu as a Director	Management	For	For
6.13	Elect Mr. Jennifer Lin, Esq as a Director	Management	For	For
6.14	Elect Mr. Weijian Shan as a Director	Management	For	For
6.15	Elect Mr. Lin Nan-Chou as a Director	Management	For	For
6.16	Elect Mr. Chang Yung Ping as the Managing Supervisor	Management	For	For
6.17	Elect Mr. Chen Chi-Te as a Supervisor	Management	For	For
6.18	Elect Mr. Chao Koo Hwai-Chen as a Supervisor	Management	For	For
7.	Approve to release the restrictions of competitive activities of Directors	Management	For	For
8.	Other business	Other	For	*
	PLEASE NOTE THAT THE DIRECTORS WILL BE ELECTED BY CUMULATIVE VOTING. THANK YOU .	Nonvoting

COMPAL ELECTRONICS INC

Security	Y16907100	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	09-Jun-2006
ISIN	TW0002324001	Agenda	700986459 - Management

Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING ID 295706 DUE TO RECEIPT OF DIRECTORS AND SUPERVISORS NAMES. ALL VOTES RECEIVED ON THE PREVIOUS MEETING WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT ON THIS MEETING NOTICE. THANK YOU

Non-voting
1.A	Approve the report on the business operating results of 2005	Management	For	For
1.B	Approve to rectify financial statements of 2005 by the Company Supervisors	Management	For	For
1.C	Approve the report on the status of 2005 Euro Convertible Corporate Bond Issuance	Management	For	For
2.A	Approve the financial statements of 2005	Management	For	For
2.B	Ratify the net profit allocation of FY 2005; cash dividend: TWD 1.5 per share	Management	For	For
3.A

Approve to issue new shares the from the distribution of profits cash dividend TWD 1.5 per share, stock dividend 20 shares per 1,000 shares from retain earnings subject to 20% withholding tax and 10 shares per 1,000 shares from capital surplus with tax free

		Management	For	For
3.B	Amend the Articles of Incorporation	Management	Abstain	Against
3.C	Amend the procedures of endorsements and guarantees	Management	Abstain	Against
3.D	Amend the procedures of derivative investments	Management	Abstain	Against
3E1	Elect Mr. Hsu, Sheng-Hsiung Shareholder No. 23 as a Director	Management	For	For
3E2	Elect Mr. Chen, Jui-Tsung Shareholder No. 83 as a Director	Management	For	For
3E3	Elect Mr. Hsu, Wen-Being Shareholder No. 15 as a Director	Management	For	For
3E4	Elect Kinpo Electronics, Inc Shareholder No. 85 as a Director	Management	For	For
3E5	Elect Mr. Shen, Wen-Chung Shareholder No. 19173 as a Director	Management	For	For
3E6	Elect Mr. Lin, Kuang-Nan Shareholder No. 57 as a Director	Management	For	For
3E7	Elect Mr. Wang, Ping-Hsien Shareholder No. 62674 as a Director	Management	For	For
3E8	Elect Mr. Chang, Yung-Ching Shareholder No. 2024 as a Director	Management	For	For
3E9	Elect Mr. Kung, Shao-Tsu Shareholder No. 2028 as a Director	Management	For	For
3E10	Elect Mr. Hsu, Chiung-Chi Shareholder No. 91 as a Director	Management	For	For
3E11	Elect China Development Industrial Bank Shareholder No. 1782 as a Director	Management	For	For
3E12	Elect Mr. Ko, Charng-Chyi Shareholder NO. 55 as a Supervisor	Management	For	For
3E13	Elect Mr. Chou, Yen-Chia Shareholder No. 60 as a Supervisor	Management	For	For
3E14	Elect Mr. Hsu, Sheng-Chieh Shareholder No. 3 as a Supervisor	Management	For	For
3.F	Approve to allow Directors to hold responsibilities with Competitors	Management	For	For
4.	Other matters and motions	Other	For	*
*Management Position Unknown

POWERCHIP SEMICONDUCTOR CORP

Security	Y70810109	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	09-Jun-2006
ISIN	TW0005346001	Agenda	700990193 - Management

Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING ID 308729 DUE TO THE RECEIPT OF THE NAMES OF DIRECTORS AND SUPERVISORS. ALL VOTES RECEIVED ON THE PREVIOUS MEETING WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT ON THIS MEETING NOTICE. THANK YOU.

Non-voting
1.1	Receive the report on the business operation result of FY 2005	Management	For	For
1.2	Receive the report on the Supervisors’ reviewed financial reports of FY 2005	Management	For	For
1.3	Receive the report on the execution status of buying back treasury stocks of FY 2005	Management	For	For
1.4	Receive the report on the status of issuing 1st domestic unsecured convertible bonds	Management	For	For
1.5	Receive the report on the status of issuing 2nd domestic unsecured convertible bonds	Management	For	For
1.6	Other reports	Other	For	*
2.1	Ratify the business operation result and the financial reports of FY 2005	Management	For	For
2.2	Ratify the net profit allocation of FY 2005; cash dividend: TWD 0.55 per share	Management	For	For
3.1	Amend the rules of shareholders meeting	Management	Abstain	Against
3.2	Amend the process procedures for acquisition and disposal of assets	Management	Abstain	Against
3.3	Amend the process procedures of lending funds to others	Management	Abstain	Against
3.4	Amend the process procedures of endorsements and guarantee	Management	Abstain	Against
3.5	Approve to issue new shares; stock dividend: 55/1000	Management	For	For
3.6	Approve to increase capital through rights issue underlying Global Depository Shares GDS or local rights issue	Management	For	For
3.7	Amend the Articles of the Company	Management	Abstain	Against
3.8	Approve the selection of the tax benefit in connection with the local rights issues in 2005, according to SUI	Management	Abstain	Against
3.9

Approve to continue proceeding with the issuance of common shares to sponsor Global Depository Shares GDS’s Offering or local rights issue, which was approved by annual regular shareholders’ meeting in 2005

		Management	For	For
3.10	Approve to release the elected Directors from non-competition restrictions	Management	Abstain	Against
4.1	Elect Mr. Frank Huang as a Director ID: 1	Management	For	For
4.2	Elect Mr. Brian Shieh as a Director ID:568	Management	For	For
4.3	Elect Mr. Stephen Chen as a Director ID:1293	Management	For	For
4.4	Elect Veutron Corp, Representative: Mr. Edmond Hsu as a Director ID:6	Management	For	For
4.5	Elect Veutron Corp. Representative: Mr. Daniel Chen as a Director ID:6	Management	For	For
4.6	Elect Amax Capital Inc. Representative: Mr. K.T. Tong as a Director ID:5668 78	Management	For	For
4.7	Elect Novax Technologies, Inc. Representative: Mr. Michael Tsai as a Director ID:328749	Management	For	For
4.8	Elect Deutron Electronics Corp. Representative: Mr. Charles Hsu as a Director ID:327856	Management	For	For
4.9	Elect Zhi-Li Investment Corp. Representative: Mr. Ming Huei Hsu as a Director ID:489781	Management	For	For
4.10	Elect Elpida Memory Taiwan Co., Ltd. Representative: Mr. Shigeru Koshimaru as a Director ID:566925	Management	For	For
4.11	Elect Mr. Koichi Nagasawa as an Independent Director ID:19421017NA	Management	For	For
4.12	Elect Mr. C. P. Chang as an Independent Director ID:N102640906	Management	For	For
4.13	Elect Mr. C. H. Huang as a Supervisor ID:4	Management	For	For
4.14	Elect NewSoft Technology Corp. Representative: Mr. Virginia Lo as a Supervisor ID:5117	Management	For	For
5.	Other agenda and special motions	Other	For	*
*Management Position Unknown

INFOSYS TECHNOLOGIES LTD

Security	Y4082C133	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	10-Jun-2006
ISIN	INE009A01021	Agenda	700977727 - Management

Item	Proposal	Type	Vote	For/Against Management

1.	Receive and adopt the balance sheet as at 31 MAR 2006 and the profit and loss account for the YE on that date and the report of the Directors and the Auditors thereon	Management	For	For
2.	Declare a final dividend and a Silver Jubilee special dividend for the FYE 31 MAR 2006	Management	For	For
3.	Re-appoint Dr. Omkar Goswami as a Director, who retires by rotation	Management	For	For
4.	Re-appoint Mr. Sridar A. Iyengar as a Director, who retires by rotation	Management	For	For
5.	Re-appoint Mr. Srinath Batni as a Director, who retires by rotation	Management	For	For
6.	Re-appoint Ms. Rama Bijapurkar as a Director, who retires by rotation	Management	For	For
7.	Approve not to fill the vacancy, for the time being, caused but he retirement of Sen. Larry Pressler, who retires by rotation	Management	For	For
8.

Re-appoint Messrs. BSR & Company, Chartered Accountants, as the Auditors of the Company, until the conclusion of this AGM to the conclusion of the next AGM on such remuneration as determined by the Board of Directors in consultation with the Auditors, which remuneration will be paid on a progressive billing bas is to be agreed between the Auditors and the Board of Directors

		Management	For	For
9.

Appoint Mr. David L. Boyles, who was appointed as an Additional Director of the Company until the date of the AGM, pursuant to Section 260 of the Companies Act, 1956 and Article 114 of the Articles of Association of the Company and in respect of whom the Company has received a notice from a member under Section 257 of the Companies Act, 1956, proposing his candidature, as a Director of the Company, liable to retire by rotation

		Management	For	For
10.

Appoint Mr. Jeffrey Lehman, who was appointed as an Additional Director of the Company until the date of the AGM, pursuant to Section 260 of the Companies Act, 1956 and Article 114 of the Articles of Association of the Company and in respect of whom the Company has received a notice from a member under Section 257 of the Companies Act, 1956, proposing his candidature, as a Director of the Company, liable to retire by rotation

		Management	For	For
11.

Approve, pursuant to the provisions of Sections 198, 309, 310 and other applicable provisions, if any, read with schedule of the Companies Act, 1956 including any statutory modifications or re-enactment thereof, for the time being in force, the payment of the revised remuneration to Mr. S.D. Shibulal, Whole- time Director with effect from 01 JAN 2006 till the expiry of the present term of the office

		Management	For	For
12.

Approve, pursuant to the provisions of Sections 198, 309, 310 and other applicable provisions, if any, read with schedule of the Companies Act, 1956 including any statutory modifications or re-enactment thereof, for the time being in force, the payment of the revised remuneration to Mr. T.V. Mohandas Pai, Whole-time Director and Mr. Srinath Batni, Whole-time Director with effect from 01 APR 2006 till the expiry of the present term of the office

		Management	For	For
13.

Approve, pursuant to Section 16 and Section 94 of the Companies Act, 1956, and other applicable provisions of the Companies Act, 1956, the authorized share capital of the Company be and it is hereby increased from INR 150,00,00,000 divided into 30,00,00,000 equity shares of INR 5 each to INR 300,00,00,000 divided Into 60,00,00,000 equity shaves of INR 5 and consequently amend the existing Clause V of the Memorandum of Association of the Company, as specified

		Management	For	For
S.14	Amend, pursuant to the provisions of Section 31 and other applicable provisions of the Companies Act, 1956 the Article 3 of the Articles of Association as specified	Management	For	For
15.

Authorize, in accordance with the relevant provisions of the Memorandum and Articles of Association of the Company and recommendation of the Board of Direct ors and subject to the guidelines issued by the Securities and Exchange Board of India and such approvals as may be required at this regard, the Board of Directors for capitalization of such sum standing to the credit of the general reserves of the Company, as may be considered necessary y the Board, for the purpose of issue of bonus shares of INR 5 each, credited as fully paid up shares to the holders of the existing equity shares of the Company whose names appear in the register of Members, on such date as may be fixed in this regard by the Board of Directors, In the proportion of one equity shares for every one existing equity share held by them; and authorize the Board of Directors of the Company, consequent to the issue of bonus shares herein before resolved, in accordance with the relevant provisions of the Memorandum and Articles of Association of the Company and subject to any registration statement to be filed with the Securities and Exchange Commission, USA, and any other requirement under any law, for the purpose of issue of stock dividend Bonus, credited as fully paid up American Depositary Shares to the holders of the existing American Depositary Shares of the Company whose names appear on such date as may be fixed in this regard by the Board of Directors, in the proportion of one American Depositary Share for every one existing American Depositary Share held by them; and no allotment letters shall be issued to the allottees of the bonus shares and that the certificates in respect of bonus shares shall he completed and thereafter be dispatched to the allottees thereof within the period prescribed or that may be prescribed in this behalf form time to time, except in respect of those allottees who hold shares in dematerialized form; and the issue and allotment of the said bonus shares to the extent they relate to Non-Resident Indians NRIs, Persons of Indian Origin PIO/Overseas Corporate Bodies OCBs and other foreign investors of the Company will be subject to the approval of the Reserve Bank of India RBI as may be necessary; and authorize, for the purposes of giving effect to the bonus issue of equity shares and American Depositary Shares resolved herein before, the issuance of equity shares and/or American Depositary Shares or instruments or securities representing the same, the Board and other designated officers of the Company to do all such acts, deeds, matters and it may at its discretion deem necessary or desirable for such purpose, including without limitation, filing a registration statement, if any, and other documents with the Securities and Exchange Commission, USA and/or the Securities and Exchange Board of India, listing the additional equity shares and/or American Depositary Shares on the Bombay Stock Exchange Limited, National Stock Exchange of India, and the NASDAQ national market as the case may be, amending, if necessary, the relevant sections of the Agreement entered into between the Company, Deutsche Bank Trust Company Americas New York the depository to the Companys ADSs and the American Depositary Holders the Depositary Agreement in connection with the Companys ADS offering, listing on NASDAQ and entering into any of the depositary agreements in regard to any such bonus as it may in its absolute discretion deem fit; and authorize the Board to take all other steps as may be necessary to give effect to the aforesaid resolution and determine all other terms and conditions of the issue of bonus shares as the Board may in its absolute discretion deem fit

		Management	For	For

UNITED MICROELECTRONICS CORP

Security	Y92370108	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	12-Jun-2006
ISIN	TW0002303005	Agenda	700902453 - Management

Item	Proposal	Type	Vote	For/Against Management

AS PER TRUST ASSOCIATION’S PROXY VOTING GUIDELINES, EVERY SHAREHOLDER IS ELIGIBLE TO BE NOMINATED AS A CANDIDATE AND BE ELECTED AS A DIRECTOR OR A SUPERVISOR, REGARDLESS OF BEING RECOMMENDED BY THE COMPANY AND/OR BY OTHER PARTIES. IF YOU INTEND TO VOTE FOR A LISTED CANDIDATE, YOU WILL NEED TO CONTACT THE CANDIDATE AND/OR THE ISSUING COMPANY TO OBTAIN THE CANDIDATE’S NAME AND ID NUMBER. WITHOUT SUCH SPECIFIC INFORMATION, AN ELECTION WOULD BE DEEMED AS A ‘NO VOTE’

Non-Voting
1.1	Receive the 2005 business report	Management	For	For
1.2	Approve the Supervisor’s report of 2005 audited financial report	Management	For	For
1.3	Approve the acquisition or disposal of assets with related parties in 2005	Management	For	For
1.4	Approve the 8th, 9th and 10th treasury shares buyback program	Management	For	For
2.1	Approve the Company’s 2005 business report and the financial statement	Management	For	For
2.2

Approve the Company’s 2005 retained earnings distribution cash dividend: TWD 0.4 per share, stock dividend 5 shares per 1,000 shares from retained earnings subject to 20% withholding tax, and 5 shares per 1,000 shares from the capital surplus with tax free

		Management	For	For
3.1	Amend the procedures of endorsement and guarantee	Management	For	For
3.2	Amend the Company’s financial derivatives transaction procedure	Management	For	For
3.3	Approve the issuance of new shares from retained earnings and capital reserves; stock dividend: 5 shares for 1,000 shares held and bonus issue: 5 shares for 1,000 shares held	Management	For	For
3.4	Amend the Articles of Incorporation	Management	For	For
3.5	Elect the Company’s 10th term of Directors and Supervisors	Management	For	For
3.6	Approve to release the newly elected Directors elected from non- competitive restrictions	Management	For	For

NOVATEK MICROELECTRONICS CORP

Security	Y64153102	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	12-Jun-2006
ISIN	TW0003034005	Agenda	700903455 - Management

Item	Proposal	Type	Vote	For/Against Management

AS PER TRUST ASSOCIATION’S PROXY VOTING GUIDELINES, EVERY SHAREHOLDER IS ELIGIBLE TO BE NOMINATED AS A CANDIDATE AND BE ELECTED AS A DIRECTOR OR A SUPERVISOR, REGARDLESS OF BEING RECOMMENDED BY THE COMPANY AND/OR BY OTHER PARTIES. IF YOU INTEND TO VOTE FOR A LISTED CANDIDATE, YOU WILL NEED TO CONTACT THE CANDIDATE AND/OR THE ISSUING COMPANY TO OBTAIN THE CANDIDATE’S NAME AND ID NUMBER. WITHOUT SUCH SPECIFIC INFORMATION, AN ELECTION WOULD BE DEEMED AS A ‘NO VOTE’

Non-Voting
1.1	Approve the report on business operation result of the FY 2005	Management	For	For
1.2	Approve the Supervisors review financial reports of the FY 2005	Management	For	For
2.1	Ratify the business operation result and the financial reports of the FY 2005	Management	For	For
2.2	Ratify the net profit allocation of the FY 2005; cash dividend TWD 8 per share	Management	For	For
3.1	Approve the issuing of additional shares from the distribution of profits and the employees bonus; stock dividend 110 shares per 1,000 shares from retain earnings subject to 20% withholding tax	Management	For	For
3.2	Amend the Articles of Incorporation	Management	For	For
3.3	Re-elect the Directors and the Supervisors of the Company	Management	For	For
3.4	Approve to relieve restrictions on the new Directors acting as the Directors of other Companies	Management	For	For
4.	Others and extraordinary proposals	Other	Abstain	*
*Management Position Unknown

SILICONWARE PRECISION INDUSTRIES CO LTD

Security	Y7934R109	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	12-Jun-2006
ISIN	TW0002325008	Agenda	700908520 - Management

Item	Proposal	Type	Vote	For/Against Management

1.1	Approve the report on business operating results of 2005	Management	For	For
1.2	Approve the financial statements of 2005 by the Company Supervisors	Management	For	For
2.1	Approve the business reports and financial statements of 2005	Management	For	For
2.2	Approve the distribution of profits of 2005, proposed cash dividend: TWD 1.73 per share, stock dividends 100 shares per 1,000 shares from retain earnings subject to 20% with holding tax	Management	For	For
3.1	Approve the issuing new shares from retained earnings proposed stock dividend: 100 for 1,000 shares held	Management	For	For
3.2	Amend the Articles of Incorporation	Management	For	For
3.3	Amend the Procedures of Endorsements and guarantees	Management	For	For
3.4	Other proposals	Other	For	*
*Management Position Unknown

UNITED MICROELECTRONICS CORP

Security	Y92370108	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	12-Jun-2006
ISIN	TW0002303005	Agenda	700976282 - Management

Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING ID 295307 DUE TO ADDITION OF A RESOLUTION. ALL VOTES RECEIVED ON THE PREVIOUS MEETING WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT ON THIS MEETING NOTICE. THANK YOU.

Non-Voting

AS PER TRUST ASSOCIATION’S PROXY VOTING GUIDELINES, EVERY SHAREHOLDER IS ELIGIBLE TO BE NOMINATED AS A CANDIDATE AND BE ELECTED AS A DIRECTOR OR A SUPERVISOR, REGARDLESS OF BEING RECOMMENDED BY THE COMPANY AND/OR BY OTHER PARTIES. IF YOU INTEND TO VOTE FOR A LISTED CANDIDATE, YOU WILL NEED TO CONTACT THE CANDIDATE AND/OR THE ISSUING COMPANY TO OBTAIN THE CANDIDATE’S NAME AND ID NUMBER. WITHOUT SUCH SPECIFIC INFORMATION, AN ELECTION WOULD BE DEEMED AS A ‘NO VOTE’

Non-Voting
1.1	Receive the 2005 business report	Management	For	For
1.2	Receive the Supervisor’s report of 2005 audited financial report	Management	For	For
1.3	Report on the acquisition or disposal of assets with related parties in 2005	Management	For	For
1.4	Receive the report on the 8th, 9th and 10th treasury shares buyback program	Management	For	For
2.1	Approve the Company’s 2005 business report and the financial statement	Management	For	For
2.2

Approve the Company’s 2005 retained earnings distribution cash dividend: TWD 0.4 per share, stock dividend 5 shares per 1,000 shares from retained earnings subject to 20% withholding tax, and 5 shares per 1,000 shares from the capital surplus with tax free

		Management	For	For
3.1	Amend the procedures of endorsement and guarantee	Management	For	For
3.2	Amend the Company’s financial derivatives transaction procedure	Management	For	For
3.3	Approve the capitalization of earnings and the capital reserve	Management	For	For
3.4	Amend the Articles of Incorporation	Management	For	For
3.5	Elect the Company’s 10th term of Directors and Supervisors	Management	For	For
3.6	Approve to release the newly elected Directors from non-competitive restrictions	Management	For	For
4.	Others and special mentions	Other	For	*
*Management Position Unknown

UNITED MICROELECTRONICS CORP

Security	Y92370108	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	12-Jun-2006
ISIN	TW0002303005	Agenda	700984885 - Management

Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING ID 316520 DUE TO RECEIPT OF THE DIRECTORS AND THE SUPERVISORS NAMES AND ADDITION OF RESOLUTIONS. ALL VOTES RECEIVED ON THE PREVIOUS MEETING WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT ON THIS MEETING NOTICE. THANK YOU.

Non-Voting
1.	Approve the 2005 operating results and the financial statements	Management	For	For
2.	Approve the allocation of the income and the dividends; cash dividend: TWD 0.4 per share	Management	For	For
3.	Amend the endorsement and guarantee operating guidelines	Management	Abstain	Against
4.	Amend the Trading procedures regarding derivative products	Management	Abstain	Against
5.

Approve the capitalization of 2005 dividends, the employee profit sharing, and the capitalization of reserves for bonus issue; stock dividend: 5 shares for 1,000 shares held and bonus issue: 5 shares for 1,000 shares held

		Management	For	For
6.	Amend the Articles of Association	Management	Abstain	Against

PLEASE NOTE THAT FOR THE BELOW RESOLUTION REGARDING ELECTION OF DIRECTORS, YOU MAY VOTE THE SHARE AMOUNT CALCULATED BY MULTIPLYING YOUR RESPECTIVE SHARE POSITION BY THE NUMBER OF DIRECTORS THAT WILL BE ELECTED TO THE BOARD, WHICH IS 9 IN THIS CASE. PLEASE NOTE THAT STANDING INSTRUCTIONS HAVE BEEN REMOVED FOR THIS MEETING. THANK YOU

Non-Voting
7.1	Elect Mr. Jackson Hu, a Representative of Hsun Chieh Investment Company, as a Director with Shareholder No. 195818	Management	For	For
7.2	Elect Mr. Peter Chang, a Representative of Hsun Chieh Investment Company, as a Director with Shareholder No. 195818	Management	For	For
7.3	Elect Mr. Ching-Chang Wen, a Representative of Hsun Chieh Investment Company, as a Director with Shareholder No. 195818	Management	For	For
7.4	Elect Mr. Fu-Tai Liou, a Representative of Hsun Chieh Investment Company, as a Director with Shareholder No. 195818	Management	For	For
7.5	Elect Mr. Shih-Wei Sun, a Representative of Silicon Integrated Systems Corporation, as a Director with Shareholder No. 1569628	Management	For	For
7.6	Elect Mr. Stan Hung, a Representative of Silicon Integrated Systems Corporation, as a Director with Shareholder No. 1569628	Management	For	For
7.7	Elect Mr. Paul S.C. Hsu as a Director with ID No. F102847490	Management	For	For
7.8	Elect Mr. Chung Laung Liu as a Director with ID No. S124811949	Management	For	For
7.9	Elect Mr. Chun-Yen Chang as a Director with Shareholder No. 357863	Management	For	For

PLEASE NOTE THAT FOR THE BELOW RESOLUTION REGARDING ELECTION OF SUPERVISORS, YOU MAY VOTE THE SHARE AMOUNT CALCULATED BY MULTIPLYING YOUR RESPECTIVE SHARE POSITION BY THE NUMBER OF SUPERVISORS THAT WILL BE ELECTED TO THE BOARD, WHICH IS 3 IN THIS CASE. PLEASE NOTE THAT STANDING INSTRUCTIONS HAVE BEEN REMOVED FOR THIS MEETING. THANK YOU

Non-Voting
7.10	Elect Mr. Tzyy-Jang Tseng, a Representative of Hsun Chieh Investment Company, as a Supervisor with Shareholder No. 195818	Management	For	For
7.11	Elect Mr. Ta-Sing Wang, a Representative of Silicon Integrated Systems Corporation, as a Supervisor with Shareholder No. 1569628	Management	For	For
7.12	Elect Mr. Ting-Yu Lin as a Supervisor with Shareholder No. 5015	Management	For	For
8.	Approve to release the restrictions of competitive activities of the Directors	Management	Abstain	Against

NOVATEK MICROELECTRONICS CORP

Security	Y64153102	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	12-Jun-2006
ISIN	TW0003034005	Agenda	700991602 - Management

Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING ID 295465 DUE TO RECEIPT OF DIRECTORS AND SUPERVISORS NAMES. ALL VOTES RECEIVED ON THE PREVIOUS MEETING WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT ON THIS MEETING NOTICE. THANK YOU.

Non-Voting
1.1	Approve the report on business operation result of the FY 2005	Management	For	For
1.2	Approve the Supervisors review financial reports of the FY 2005	Management	For	For
2.1	Ratify the business operation result and the financial reports of the FY 2005	Management	For	For
2.2	Ratify the net profit allocation of the FY 2005; cash dividend TWD 8 per share	Management	For	For
3.1	Approve the issuing of additional shares from the distribution of profits and the employees bonus; stock dividend 110 shares per 1,000 shares from retain earnings subject to 20% withholding tax	Management	For	For
3.2	Amend the Articles of Incorporation	Management	Abstain	Against
3.3.1	Elect Mr. Chitung Liu /Shareholder No: 1, Representative of UMC Institutional as a Director	Management	For	For
3.3.2	Elect Mr. Bellona Chen /Shareholder No: 1, Representative of UMC Institutional as a Director	Management	For	For
3.3.3	Elect Mr. T. S. Ho /Shareholder No: 6 as a Director	Management	For	For
3.3.4	Elect Mr. Y. C. Kung /Shareholder No: 7 as a Director	Management	For	For
3.3.5	Elect Mr. Tommy Chen /Shareholder No: 9 as a Director	Management	For	For
3.3.6	Elect Mr. Steve Wang /Shareholder No: 8136 as a Director	Management	For	For
3.3.7	Elect Mr. Max Wu /ID No: D101448375 as a Director	Management	For	For
3.3.8	Elect Mr. Stan Hung /Shareholder No: 128 as a Supervisor	Management	For	For
3.3.9	Elect Mr. Gina Huang /Shareholder No: 2 as a Supervisor	Management	For	For
3.310	Elect Mr. Honda Shih /Shareholder No: 18598, Representative of HSUN CHIEH INVESTMENT CO.,LTD. as a Supervisor	Management	For	For
3.4	Approve to relieve restrictions on the new Directors acting as the Directors of other Companies	Management	Abstain	Against
4.	Others and extraordinary proposals	Other	For	*
*Management Position Unknown

ASUSTEK COMPUTER INC

Security	Y04327105	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	13-Jun-2006
ISIN	TW0002357001	Agenda	700903520 - Management

Item	Proposal	Type	Vote	For/Against Management

1.	Approve the 2005 operations report	Management	For	For
2.	Approve the CPA review of year 2005 financial report	Management	For	For
3.	Approve the Supervisors review of year 2005 financial report	Management	For	For
4.	Approve the report of status of Euro Convertible Bond issuance	Management	For	For
5.	Approve the 2005 financial report	Management	For	For
6.	Approve the 2005 earning distributions cash dividend TWD 1.0 per share, stock dividend 100 shares per 1,000 shares from retain earnings subject to 20% with holding tax	Management	For	For
7.	Approve the capitalization of 2005 dividend and employee profit sharing	Management	For	For
8.	Amend the Memorandum and Articles of Association	Management	For	For
9.	Amend the Procedure of lending funds to other parties	Management	For	For
10.	Approve the issuance terms of global depositary receipts via capital injection	Management	For	For
11.	Approve the Investment Plan in Mainland China	Management	For	For
12.	Other agenda and special mentions	Other	Abstain	*

PLEASE NOTE THAT UNDER LATEST AMENDMENT TO ARTICLE 172-1 AND 192-1 OF THE COMPANY LAW, ANY SHAREHOLDER POSSESSING 1% OR MORE OF TOTAL ISSUED SHARES IS GIVEN THE RIGHTS SUBJECT TO CERTAIN CONDITIONS AND LIMITATIONS: 1) SUBMIT ONE PROPOSAL, CONSTRAINED WITHIN 300 CHINESE CHARACTERS, TO SHAREHOLDERS MEETING FOR THE DISCUSSION AND2) NOMINNATE TO THE COMPANY CANDIDATES FOR ELECTION OF DIRECTORS AT SHAREHOLDERS MEETING. THANK YOU.

Non-Voting

COMPAL COMMUNICATIONS INC

Security	Y1690U109	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	14-Jun-2006
ISIN	TW0008078007	Agenda	700874844 - Management

Item	Proposal	Type	Vote	For/Against Management

1.1	Receive the report of business operation result of FY 2005	Management	For	For
1.2	Receive the Supervisors review financial reports of FY 2005	Management	For	For
1.3	Receive the report of the status of endorsement and guarantees	Management	For	For
1.4	Other reports	Management	For	For
2.1	Ratify the financial reports of the FY 2005	Management	For	For
2.2	Ratify the net profit allocation cash dividend: TWD 4.5 per share	Management	For	For
3.1	Approve to discuss issuing additional shares stock dividend 100/1000	Management	For	For
3.2	Amend the Company Articles	Management	Abstain	Against
3.3	Approve to relieve restrictions on the Directors’ acting as the Directors of other Companies	Management	For	For
3.4	Amend the process procedures of endorsements/guarantees	Management	For	For
3.5	Amend the trading procedures of derivative products	Management	For	For
4.	Others and extraordinary proposals	Other	For	*
*Management Position Unknown

HON HAI PRECISION IND LTD

Security	Y36861105	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	14-Jun-2006
ISIN	TW0002317005	Agenda	700942495 - Management

Item	Proposal	Type	Vote	For/Against Management

a.1	Receive the 2005 business operations	Management	For	For
A.2	Receive the 2005 audited reports	Management	For	For
A.3	Approve the indirect investment in People’s Republic of China	Management	For	For
A.4	Other Presentations	Other	For	*
B.1.1	Approve the 2005 financial statements	Management	For	For
B.1.2	Approve the 2005 profit distribution; cash dividend: TWD 3 per share	Management	For	For
B.1.3	Approve the issuance of new shares from retained earnings; stock dividend: 200 for 1,000 shares held	Management	For	For
B.1.4	Approve the capital injection to issue global depositary receipt	Management	For	For
B.2.1	Approve to revise the procedures of endorsements and guarantees	Management	Abstain	Against
B.2.2	Approve to revise the procedures of funds lending to third parties	Management	Abstain	Against
B.2.3	Amend the Articles of Incorporation	Management	Abstain	Against
B.3	Other proposals and extraordinary motions	Other	For	*
*Management Position Unknown

COMPAL COMMUNICATIONS INC

Security	Y1690U109	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	14-Jun-2006
ISIN	TW0008078007	Agenda	700972361 - Management

Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING ID 288447 DUE TO ADDITION OF A RESOLUTION. ALL VOTES RECEIVED ON THE PREVIOUS MEETING WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT ON THIS MEETING NOTICE. THANK YOU

Non-Voting
1.1	Receive the 2005 business reports	Management	For	For
1.2	Receive the 2005 audited reports	Management	For	For
1.3	Approve the status of endorsement and guarantee	Management	For	For
1.4	Approve to execute status of acquisition of the Mobile Communication division which spin off from Compal Electronics, Inc.	Management	For	For
1.5	Other reports	Other	For	*
2.1	Receive the 2005 financial reports	Management	For	For
2.2	Approve the 2005 earnings distribution proposed cash dividend: TWD 4.5 per share, stock dividend: 100 per 1000 shares	Management	For	For
3.1	Approve to raise capital by issuing new shares from earnings and employee’s bonus	Management	For	For
3.2	Amend the Articles of Incorporation	Management	For	For
3.3	Approve to release Directors from non-competition duty	Management	For	For
3.4	Amend the procedures of endorsement and guarantee	Management	For	For
3.5	Amend the procedures on derivatives dealings	Management	For	For
4.	Any other motions	Other	For	*
*Management Position Unknown

ACER INC NEW

Security	Y0004E108	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	15-Jun-2006
ISIN	TW0002353000	Agenda	700938876 - Management

Item	Proposal	Type	Vote	For/Against Management

1.1	Approve the report on business operating results of 2005	Management	For	For
1.2	Ratify the financial statements of 2005 by the Company Supervisors	Management	For	For
2.1	Approve the business reports and financial statements of 2005	Management	For	For
2.2	Approve the distribution of profits of 2005	Management	For	For
2.3	Approve to issue new shares	Management	For	For
2.4	Amend the Articles of Incorporation	Management	Abstain	Against
2.5	Amend the procedures of endorsements and guarantees	Management	Abstain	Against
2.6	Other proposals	Other	For	*
3.	Extraordinary motions	Other	For	*
*Management Position Unknown

SINOPEC SHANGHAI PETROCHEMICAL CO LTD

Security	Y80373106	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	15-Jun-2006
ISIN	CN0008871674	Agenda	700954464 - Management

Item	Proposal	Type	Vote	For/Against Management

1.	Approve the 2005 report of the Directors of the Company	Management	For	For
2.	Approve the 2005 report of the Supervisory Committee of the Company	Management	For	For
3.	Approve the 2005 audited statement of accounts and the 2006 budget of the Company	Management	For	For
4.	Approve the 2005 Profit Appropriation Plan of the Company	Management	For	For
5.	Re-appoint KPMG Huazhen as the Company’s Domestic Auditors for the year 2006 and KPMG as the Company’s International Auditors for the year 2006 and authorize the Directors to fix their remuneration	Management	For	For
6.1.A	Approve the resignation of Mr. Wu Haijun as a Member of the 5th session of the Board of Directors of the Company	Management	For	For
6.1.B	Approve the resignation of Mr. Gao Jinping as a Member of the 5th session of the Board of Directors of the Company	Management	For	For

“PLEASE NOTE THAT FOR THE BELOW RESOLUTION REGARDING ELECTION OF DIRECTORS, YOU MAY VOTE THE SHARE AMOUNT CALCULATED BY MULTIPLYING YOUR RESPECTIVE SHARE POSITION BY THE NUMBER OF DIRECTORS THAT WILL BE ELECTED TO THE BOARD, WHICH IS 2 IN THIS CASE. PLEASE NOTE THAT STANDING INSTRUCTIONS HAVE BEEN REMOVED FOR THIS MEETING. THANK YOU.”

Non-Voting
6.2.A	Appoint Mr. Li Honggen as a Member of the 5th session of the Board of Directors of the Company	Management	For	For
6.2.B	Appoint Mr. Dai Jinbao as a Member of the 5th session of the Board of Directors of the Company	Management	For	For
S.7

Amend Articles: 1, 8, 25, 29, 32, 40, 41, 50, 54, 55, 57, 59, 60, 61, 62, 63, 69, 71, 75, 76, 77, 78, 79, 80, 81, 82, 83, 84, 85, 86, 87, 88, 89, 90, 91, 92, 93, 94, 95, 96, 97, 98, 99, 100, 101, 102, 103, 104, 105, 106, 107, 108, 109, 110, 111, 112, 113, 114, 115, 116, 117, 118, 119, 120, 121, 122, 123, 124, 125, 126, 127, 128, 129, 130, 131, 132, 133, 134, 135, 136, 137, 138, 139, 140, 141, 142, 143, 144, 145, 146, 147, 148, 149, 150, 151, 152, 153, 154, 155, 156, 157, 158, 159, 160, 161, 162, 163, 164, 164, 165, 166, 167, 168, 169, 170, 171, 172, 173, 174, 175, 176, 177, 178, 179, 180, 181, 182, 183, 184, 185, 186, 187, 188, 189, 190, 191, 192, 193, 194, 195, 196, 197, 198, 199, 200, 201, 202, 203, 204, 205, 206, 207, 208, 209, 210, 211, 212, 213, 214, 215, 216, 217, 218, 219, 220, 221, 222, 223, 224, 225, 226, 227, 228, 229, 230, 231, 232, 233, 234, 235, 236, 237, 238, 239, 240, 241, 242, 243, 244, 245, 246, 247, 248, 249, 250, 251, 252, 253, 254, 255, 256, 257, 258, 3, 5(7) and (8), 11, 13, 23, 29(2)(ii), 33, 12, 38, 46, 47, 48, 49, 51, 52, 53, 64, 65, 66, 67, 68, 75, 70, 72, 73, 74, 4, 6, 9(2) and (4), 12, 14, 15, 16, 17, 18, 19, 20, 21, 22, 23, 24, 25, 26, 27, 28, 30 of the Company’s Articles of Association as specified

		Management	Abstain	Against

ACER INC NEW

Security	Y0004E108	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	15-Jun-2006
ISIN	TW0002353000	Agenda	700954945 - Management

Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING ID 298250 DUE TO ADDTION OF RESOLUTION. ALL VOTES RECEIVED ON THE PREVIOUS MEETING WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT ON THIS MEETING NOTICE. THANK YOU.

		Non-Voting	For	For
A.1	Receive the report of the 2005 business operations	Management	For	For
A.2	Receive the 2005 audited reports	Management	For	For
B.1.1	Approve the 2005 business reports and financial statements	Management	For	For
B.1.2	Approve the 2005 profit distribution; proposed cash dividend: TWD 3.0 per share	Management	For	For
B.1.3	Approve to issue new shares from retained earnings; proposed stock dividend: 20 for 1,000 shares held	Management	For	For
B.1.4	Approve the capital injection by issuing new shares	Management	For	For
B.1.5	Amend the Articles of Incorporation	Management	For	For
B.1.6	Amend the procedures of endorsement and guarantee	Management	For	*
B.1.7	Other issues	Other	For	*
B.2	Extraordinary motions	Other
*Management Position Unknown

JIANGXI COPPER CO LTD

Security	Y4446C100	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	15-Jun-2006
ISIN	CN0009070615	Agenda	700966394 - Management

Item	Proposal	Type	Vote	For/Against Management

1.	Approve the report of the Board of Directors of the Company the Board of Directors for the year of 2005	Management	For	For
2.	Approve the report of the Supervisory Committee of the Company for the year of 2005	Management	For	For
3.	Approve the audited financial statements and the Auditors’ report of the Company for the year of 2005	Management	For	For
4.	Approve the distribution of profit of the Company for the year of 2005	Management	For	For
5.i

Elect Mr. He Changming as a Director of the Company for the next term of office commencing on the date of this AGM to the date of the AGM of the Company for the year of 2008 and authorize the Board of Directors to determine his remuneration

		Management	For	For
5.ii

Elect Ms. Qi Huaiying as a Director of the Company for the next term of office commencing on the date of this AGM to the date of the AGM of the Company for the year of 2008 and authorize the Board of Directors to determine his remuneration

		Management	For	For
5.iii

Elect Mr. Li Yihuang as a Director of the Company for the next term of office commencing on the date of this AGM to the date of the AGM of the Company for the year of 2008 and authorize the Board of Directors to determine his remuneration

		Management	For	For
5.iv

Elect Mr. Wang Chiwei as a Director of the Company for the next term of office commencing on the date of this AGM to the date of the AGM of the Company for the year of 2008 and authorize the Board of Directors to determine his remuneration

		Management	For	For
5.v

Elect Mr. Wu Jinxing as a Director of the Company for the next term of office commencing on the date of this AGM to the date of the AGM of the Company for the year of 2008 and authorize the Board of Directors to determine his remuneration

		Management	For	For
5.vi

Elect Mr. Gao Jianmin as a Director of the Company for the next term of office commencing on the date of this AGM to the date of the AGM of the Company for the year of 2008 and authorize the Board of Directors to determine his remuneration

		Management	For	For
5.vii

Elect Mr. Liang Qing as a Director of the Company for the next term of office commencing on the date of this AGM to the date of the AGM of the Company for the year of 2008 and authorize the Board of Directors to determine his remuneration

		Management	For	For
5viii

Elect Mr. Kang Yi as a Director of the Company for the next term of office commencing on the date of this AGM to the date of the AGM of the Company for the year of 2008 and authorize the Board of Directors to determine his remuneration

		Management	For	For
5.ix

Elect Mr. Yin Hongshan as a Director of the Company for the next term of office commencing on the date of this AGM to the date of the AGM of the Company for the year of 2008 and authorize the Board of Directors to determine his remuneration

		Management	For	For
5.x

Elect Mr. Tu Shutian as a Director of the Company for the next term of office commencing on the date of this AGM to the date of the AGM of the Company for t he year of 2008 and authorize the Board of Directors to determine his remuneration

		Management	For	For
5.xi

Elect Mr. Zhang Rui as a Director of the Company for the next term of office commencing on the date of this AGM to the date of the AGM of the Company for the year of 2008 and authorize the Board of Directors to determine his remuneration

		Management	For	For
6.

Authorize the Board of Directors to enter into service contract and/or appointment letter with each of the newly elected Executive Directors and the Independent Non-Executive Directors respectively subject to such terms and conditions as the Board of Directors shall think fit and to do all such acts and the things to give effect to such matters

		Management	For	For
7.i

Elect Mr. Wang Maoxian as a Supervisor of the Company representing the shareholders of the Company the Shareholders and approve to confirm the appointment of the Supervisor representing the staff and the workers of the Company for the next term of office commencing on the date of this AGM to the date of the AGM of the Company for the year 2008 and authorize the Board of Directors to determine his remuneration

		Management	For	For
7.ii

Elect Mr. Li Ping as a Supervisor of the Company representing the shareholders of the Company the Shareholders and approve to confirm the appointment of the Supervisor representing the staff and the workers of the Company for the next term of office commencing on the date of this AGM to the date of the AGM of the Company for the year 2008 and authorize the Board of Directors to determine his remuneration

		Management	For	For
7.iii

Elect Mr. Gann Chengjiu as a Supervisor of the Company representing the shareholders of the Company the Shareholders and approve to confirm the appointment of the Supervisor representing the staff and the workers of the Company for the next term of office commencing on the date of this AGM to the date of the AGM of the Company for the year 2008 and authorize the Board of Directors to determine his remuneration

		Management	For	For
7.iv

Elect Mr. Li Baomin as a Supervisor of the Company representing the shareholders of the Company the Shareholders and approve to confirm the appointment of the Supervisor representing the staff and the workers of the Company for the next term of office commencing on the date of this AGM to the date of the AGM of the Company for the year 2008 and authorize the Board of Directors to determine his remuneration

		Management	For	For
7.v

Elect Mr. Hu Failiang as a Supervisor of the Company representing the shareholders of the Company the Shareholders and approve to confirm the appointment of the Supervisor representing the staff and the workers of the Company for the next term of office commencing on the date of this AGM to the date of the AGM of the Company for the year 2008 and authorize the Board of Directors to determine his remuneration

		Management	For	For
8.

Authorize the Board of Directors to enter into service contract or appointment letter with each of the newly elected Supervisors subject to such terms and conditions as the Board of Directors shall think fit and to do all such acts and things to give effect to such matters

		Management	For	For
9.

Re-appoint Deloitte Touche Tohmatau Shanghai Certified Public Accoutants Limited and Deloitte Touche Tohmatsu as the Company’s PRC and the International Auditors for the year of 2006 and authorize any 1 Executive Director of the Company to determine their remunerations and to enter into the service agreement and any other related documents with Deloitte Touche Tohmatau Shanghai Certified Public Accountants Limited and Deloitte Touche Tohmatsu

		Management	For	For
S.10

Approve: a) subject to the limitations imposed by below Points and in accordance with the Rules Governing the Listing of Securities on The Stock Exchange of Hong Kong Limited the “Listing Rules”, the Company Law of the People’s Republic of China the “Company Law”, the rules of the stock exchange and regulatory authority of the other relevant places where the shares of the Company are listed and other applicable rules and regulations of the People’s Republic of China the “PRC” in each case as amended from time to time, the general mandate granted to the Board of Directors of the Company the “Board of Directors” to continue to exercise once or more than once during the Relevant Period all the powers of the Company to allot and issue new overseas foreign listed shares of the Company “H Shares” in accordance with practical situations and on such terms and conditions as the Board of Directors may determine and that, in the exercise of their power to allot and issue shares, the authority of the Board of Directors shall include without limitation: i) the determination of the number of the H Shares to be issued; ii) the determination of the issue price of the new H Shares; iii) the determination of the opening and closing dates of the issue of new H Shares; iv) the determination of the number of new H Shares if any to be issued to the existing shareholders; v) the making or granting offers, agreements and options which might require the exercise of such powers; b) authorize the Board of Directors, upon the exercise of the powers pursuant to point (a), make and grant offers, agreements and options which might require the H Shares relating to the exercise of the authority thereunder being allotted and issued after the expiry of the Relevant Period; c) provided that the aggregate nominal amount of the H Shares to be allotted or conditionally or unconditionally agreed to be allotted and issued whether pursuant to the exercise of options or otherwise by the Board of Directors pursuant to the authority granted under point (a) excluding any shares which may be allotted and issued upon the conversion of the capital reserve fund into capital in accordance with the Company Law or the Articles of Association of the Company shall not exceed 20% of the aggregate nominal amount of the H Shares in issue as at the date of passing of this Resolution; d) and the Board of Directors in exercising the mandate granted above shall i) comply with the Company Law, other applicable laws and regulations of the PRC, the Listing Rules and the rules of the stock exchanges and regulation authority of the relevant places where the shares of the Company are listed in each case, as amended from time to time and ii) be subject to the approval of the China Securities Regulatory Commission and relevant authorities of the PRC; Authority expires the earlier of the conclusion of the next AGM of the Company or 12 months; and f) authorize the Board of Directors, subject to the relevant approvals being obtained from the relevant authorities and to the compliance with the Company Law and other applicable laws and regulations of the PRC, increase the Company’s registered share capital corresponding to the relevant number of shares allotted and issued upon the exercise of the mandate given pursuant to the above; g) authorize the Board of Directors, subject to the Listing Committee of The Stock Exchange of Hong Kong Limited granting listing of and permission to deal in, the H Shares of the Company to be issued by the Company and to the approval of the China Securities Regulatory Commission for the issue of shares being granted, to amend, as they deem appropriate and necessary, the Articles of Association o f the Company to reflect the change in the share capital structure of the Company in the event of an exercise of the authority granted under the above point a); and h) authorize the Board of Directors to sign the necessary documents, complete the necessary procedures and take other necessary steps to complete the allotment and issue and listing of the new H Shares

		Management	For	For
S.11

Amend the Articles of Association of the Company as specified and authorize any Director or Secretary to the Board of Directors to modify the wordings of such amendments as appropriate such amendments will be required to be approved by the shareholders of the Company and to do all such things as necessary in respect of the amendments to the Articles of Association pursunat to the requirements if any of the relevant PRC authorities including but not limited to all applications, filings and registrations with the relevant authorities

		Management	For	For

HUNAN NONFERROUS METALS

Security	Y3767E109	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	15-Jun-2006
ISIN	CN000A0JDN21	Agenda	700966572 - Management

Item	Proposal	Type	Vote	For/Against Management

1.1	Receive and approve the report of the Directors of the Company for 2005	Management	For	For
1.2	Receive the report of the Supervisory Committee of the Company for 2005	Management	For	For
1.3	Approve the consolidated audited financial statements of the Company for the YE 31 DEC 2005	Management	For	For
2.

Re-appoint Tian Zhi International Certified Public Accountants Limited and Ernst & Young as the Company’s Domestic and International Auditors respectively for the YE 31 DEC 2006 and authorize the Board of Directors to determine their remuneration

		Management	For	For

LIG INSURANCE CO LTD

Security	Y5277H100	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	15-Jun-2006
ISIN	KR7002550002	Agenda	700982665 - Management

Item	Proposal	Type	Vote	For/Against Management

1.	Approve the balance sheet, income statement and statement of appropriation of unappropriated retained earnings	Management	For	For
2.	Approve the partial amendments to the Articles of Incorporation	Management	Abstain	Against
3.1	Elect Mr. Ja-Hoon Goo as a Director	Management	For	For
3.2	Elect Mr. Heung Soo Yoo as a Director	Management	For	For
3.3	Elect Mr. Choon-Geun Choi as a Director	Management	For	For
3.4	Elect Mr. Nam-Sik Lee as a Director	Management	For	For
3.5	Elect Mr. Jae-Wook Jeong as a Director	Management	For	For
4.1	Elect Mr. Choon-Geun Choi as a Member of the Auditors’ Committee who is an out side Director	Management	For	For
4.2	Elect Mr. Heung-Soo Yoo as a Member of the Auditors’ Committee	Management	For	For
5.	Approve the limit of remuneration for the Directors	Management	For	For
6.	Amend the retirement Benefit Plan for the Directors	Management	Abstain	Against

ADVANTECH CO LTD

Security	Y0017P108	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	16-Jun-2006
ISIN	TW0002395001	Agenda	700938410 - Management

Item	Proposal	Type	Vote	For/Against Management

AS PER TRUST ASSOCIATION’S PROXY VOTING GUIDELINES, EVERY SHAREHOLDER IS ELIGIBLE TO BE NOMINATED AS A CANDIDATE AND BE ELECTED AS A DIRECTOR OR A SUPERVISOR, REGARDLESS OF BEING RECOMMENDED BY THE COMPANY AND/OR BY OTHER PARTIES. IF YOU INTEND TO VOTE FOR A LISTED CANDIDATE, YOU WILL NEED TO CONTACT THE CANDIDATE AND/OR THE ISSUING COMPANY TO OBTAIN THE CANDIDATE’S NAME AND ID NUMBER. WITHOUT SUCH SPECIFIC INFORMATION, AN ELECTION WOULD BE DEEMED AS A ‘NO VOTE’.

Non-Voting
1.1	Receive the 2005 business reports and 2006 business prospectus	Management	For	For
1.2	Receive the 2005 audited reports	Management	For	For
1.3	Approve the status of endorsements and guarantees	Management	For	For
1.4	Approve the status of first unsecured Local Convertible Corporate Bond issuance LCB	Management	For	For
1.5	Other reports	Other	For	*
2.1	Ratify the 2005 business and financial reports	Management	For	For
2.2	Ratify the 2005 earnings distribution proposed cash dividend: TWD 4 per share, Stock dividend: 20/1000 shares from retain earnings subject to 20% with holding tax	Management	For	For
3.1	Approve to raise the capital by issuing new shares from earnings and employee’s bonus for the year 2005	Management	For	For
3.2	Approve to revise the Articles of Incorporation	Management	Abstain	Against
3.3	Approve to revise the procedures of acquisition and disposal of asset	Management	Abstain	Against
3.4	Approve to revise the procedures of endorsements and guarantees	Management	Abstain	Against
3.5	Approve to revise the rules of shareholders meeting	Management	Abstain	Against
4.	Elect the Directors and Supervisors	Management	For	For
5.	Approve to release the Directors from non-competition duty	Management	Abstain	Against
6.	Other motions	Other	For	*
*Management Position Unknown

REGAL HOTELS INTERNATIONAL HOLDINGS LTD

Security	G7475M121	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	16-Jun-2006
ISIN	BMG7475M1212	Agenda	700959995 - Management

Item	Proposal	Type	Vote	For/Against Management

1.	Receive and approve the audited financial statements and the reports of the Directors and the Auditors for the YE 31 DEC 2005	Management	For	For
2.	Declare a final dividend for the YE 31 DEC 2005 of HKD 0.55 cent per ordinary share	Management	For	For
3.A	Re-elect Mr. Donald Fan Tung as a Director	Management	For	For
3.B	Re-elect Mr. Jimmy Lo Chun To as a Director	Management	For	For
3.C	Re-elect Mr. Kai Ole Ringenson as a Director	Management	For	For
3.D	Re-elect Ms. Belinda Yeung Bik Yiu as a Director	Management	For	For
4	Re-appoint Messrs. Ernst & Young as the Auditors and authorize the Board of Directors to fix their remuneration	Management	For	For
5.A

Authorize the Directors to purchase shares and warrants in the capital of the Company, subject to and in accordance with all applicable laws and the requirements of the Rules Governing the Listing of Securities on The Stock Exchange of Hong Kong Limited, during the relevant period; the aggregate nominal amount of ordinary shares of HKD 0.01 each in the capital of the Company Ordinary Shares which may be purchased by the Company, shall not exceed 10% of the aggregate nominal amount of the ordinary shares in issue at the date of this resolution, and the said approval shall be limited accordingly; the aggregate nominal amount of 5 1/4% Convertible Cumulative Redeemable Preference Shares of USD 10.00 each in the capital of the Company Convertible Preference Shares which may be purchased by the Company shall not exceed 10% of the aggregate nominal amount of the Convertible Preference Shares in issue at the date of this resolution, and the said approval shall be limited accordingly; the aggregate amount of subscription rights attached to the 2007 Warrants which may be purchased by the Company pursuant to paragraph (a) shall not exceed 10% of the total amount of subscription rights attached to the 2007 Warrants outstanding at the date of this Resolution, and the said approval shall be limited accordingly; Authority expires the earlier of the conclusion of the next AGM of the Company or the expiration of the period within which the next AGM is required by the By-laws of the Company or The Companies Act 1981 of Bermuda or any other applicable law of Bermuda to be held

		Management	For	For
5.B

Authorize the Directors to issue, allot and dispose of additional ordinary shares of the Company including making and granting offers, agreements and options which would or might require ordinary shares to be issued, allotted or disposed of, whether during or after the end of the relevant period; provided that, otherwise than pursuant to a rights issue where ordinary shares are offered to shareholders on a fixed record date in proportion to their then holdings of ordinary shares subject to such exclusions or other arrangements as the Directors may deem necessary or expedient in relation to fractional entitlements or having regard to any restrictions or obligations under the laws of, or the requirements of any recognized regulatory body or any stock exchange in, any territory outside Hong Kong, the additional Ordinary Shares issued, allotted or disposed of including Ordinary Shares agreed conditionally or unconditionally to be issued, allotted or disposed of, whether pursuant to an option or otherwise shall not in aggregate exceed 20% of the aggregate nominal amount of the ordinary shares in issue at the date of this resolution, and the said approval shall be limited accordingly

		Management	For	For
5.C

Approve to extend the general mandate granted to the Directors under Resolution 5.B by the addition of an amount representing the aggregate nominal amount of ordinary shares purchased by the Company pursuant to the general mandate approved in Resolution 5.A

		Management	For	For

LINGBAO GOLD COMPANY LTD

Security	Y52794107	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	16-Jun-2006
ISIN	CN000A0H0MZ9	Agenda	700966205 - Management

Item	Proposal	Type	Vote	For/Against Management

O.1	Approve the report of the Board of Directors of the Company Board for the year 2005	Management	For	For
O.2	Approve the report of the Supervisory Committee of the Company for the year 2005	Management	For	For
O.3	Approve the audited consolidated financial statements of the Company and its subsidiaries together, the Group and the Auditors’ report for the YE 31 DEC 2005	Management	For	For
O.4	Authorize the Board to decide the matters relating to the payment of final dividend for the year 2005	Management	For	For
O.5	Authorize the Board to fix the remuneration of the Directors and the Supervisors of the Company	Management	For	For
O.6	Re-appoint the Company’s Auditors and authorize the Board to fix their remuneration	Management	For	For
O.7	Approve any motion proposed by any shareholders of the Company holding 5% or more of the shares with voting rights at such meeting, if any	Management	For	For
S.8

Authorize the Board: to issue, allot and deal with additional shares in the capital of the Company whether Domestic Shares or H Shares and to make or grant offers or agreements in respect thereof during the relevant period, the aggregate nominal amount of shares allotted or agreed conditionally or unconditionally to be allotted whether pursuant to an option or otherwise by the Board otherwise than pursuant to any scrip dividends or similar arrangement providing for the allotment of such shares in lieu of the whole or part of a dividend on such shares or any share option scheme adopted by the Company and in accordance with the Articles of Association of the Company Articles of Association, not exceeding 20% of the aggregate amount of domestic shares of the Company in issue and 20% of the aggregate nominal amount of H shares of the Company in issue, in each case as at the date of passing of this resolution; and the Board will only exercise its power under such mandate in accordance with the Comp any Law of the PRC and the Rules Governing the Listing of Securities on the Stock Exchange of Hong Kong Limited as the same may be amended from time to time and only if all necessary approvals from the China Securities Regulatory Commission and/or other relevant PRC government authorities are obtained; Authority expires the earlier at the conclusion of the next AGM of the Company or the expiry date of the 12 months period following the passing of this resolution; to approve, execute and do, or procure to be executed and done all such documents, deeds and matters which it may consider necessary in connection with the issue of such new shares, including but not limited to the time, quantity and place for such issue, to make all necessary applications to the relevant authorities, and to enter into underwriting agreements or any other agreements; to determine the use of proceeds and to make necessary filings and registration with the relevant authorities in the PRC, and/or Hong Kong and any other places and jurisdictions as appropriate; and to increase the registered capital of the Company and make any amendments to the Articles of Association in accordance with such increase and to register the increased capital with the relevant authorities in the PRC and/or Hong Kong and any other places and jurisdictions as appropriate so as to reflect the new capital and/or share capital structure of the Company resulting from the intended allotment and issue of the shares of the Company pursuant to paragraph (1) of this resolution

		Management	For	For

ADVANTECH CO LTD

Security	Y0017P108	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	16-Jun-2006
ISIN	TW0002395001	Agenda	700995840 - Management

Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING ID 296937 DUE TO RECEIPT OF DIRECTOR AND SUPERVISORS NAMES. ALL VOTES RECEIVED ON THE PREVIOUS MEETING WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT ON THIS MEETING NOTICE. THANK YOU.

Non-Voting
1.1	Receive the 2005 business reports and 2006 business prospectus	Management	For	For
1.2	Receive the 2005 audited reports	Management	For	For
1.3	Approve the status of endorsements and guarantees	Management	For	For
1.4	Approve the status of first unsecured Local Convertible Corporate Bond issuance LCB	Management	For	For
1.5	Other reports	Other	For	*
2.1	Ratify the 2005 business and financial reports	Management	For	For
2.2	Ratify the 2005 earnings distribution proposed cash dividend: TWD 4 per share, Stock dividend: 20/1000 shares from retain earnings subject to 20% with holding tax	Management	For	For
3.1	Approve to raise the capital by issuing new shares from earnings and employee’s bonus for the year 2005	Management	For	For
3.2	Approve to revise the Articles of Incorporation	Management	Abstain	Against
3.3	Approve to revise the procedures of acquisition and disposal of asset	Management	Abstain	Against
3.4	Approve to revise the procedures of endorsements and guarantees	Management	Abstain	Against
3.5	Approve to revise the rules of shareholders meeting	Management	Abstain	Against
4.1	Elect Asustek Computer Incorporation as a Director Shareholder No. 33509, Representative: Mr. Ted Hsu	Management	For	For
4.2	Elect Ms. Sharon Su as a Supervisor Shareholder No. S221401514	Management	For	For
5.	Approve to release the Directors from non-competition duty	Management	Abstain	Against
6.	Other motions	Other	For	*
*Management Position Unknown

GOLDEN EAGLE RETAIL GROUP LTD

Security	G3958R109	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	19-Jun-2006
ISIN	KYG3958R1092	Agenda	700985457 - Management

Item	Proposal	Type	Vote	For/Against Management

1.	Receive and adopt the audited combined financial statements of the Company and its subsidiaries and the reports of the Directors of the Company Directors and of the Auditors for the YE 31 DEC 2005	Management	For	For
2.a.i	Re-elect Mr. Wang Yao as an Independent Non-Executive Director	Management	For	For
2.aii	Re-elect Mr. Lau Shek Yao, John as an Independent Non-Executive Director	Management	For	For
2.b	Authorize the Directors to fix the remuneration of the Directors	Management	For	For
3.	Re-appoint Messrs. Deloitte Touche Tohmatsu as the Auditors of the Company and authorize the Board of Directors to fix their remuneration	Management	For	For
4.a

Authorize the Directors of the Company to allot, issue and deal with additional shares of HKD 0.10 each in the Company Shares or securities convertible or exchangeable into Shares, and make or grant offers, agreements, options, warrants or similar rights, during and after the relevant period, not exceeding 20% of the aggregate nominal amount of the issued share capital of the Company at the date of passing of this Resolution; otherwise than pursuant to i) a rights issue; or ii) the exercise of subscription rights under options granted under any option scheme or similar arrangement; iii) any scrip dividend scheme or similar arrangement providing for the allotment and issue of Shares or other securities of the Company in lieu of the whole or part of a dividend on Shares in accordance with the Articles of Association of the Company; iv) any issue of Shares pursuant to the exercise of rights of subscription or conversion under the terms of any existing warrants, bonds, debentures, notes and other securities of the Company which carry rights to subscribe for or are convertible in to Shares; Authority expires the earlier of the conclusion of the next AGM of the Company or the expiration of the period within which the next AGM is required by any applicable law or the Articles of Association of the Company to be held

		Management	For	For
4.b

Authorize the Directors of the Company to repurchase shares during the relevant period, the aggregate nominal amount of shares which may be repurchased by the Company on the Stock Exchange of Hong Kong Limited Stock Exchange or any other stock exchange recognized for this purpose by the Securities and Futures Commission of Hong Kong and the Stock Exchange under the Hong Kong Code on share repurchases pursuant to the approval and not exceeding 10% of the aggregate nominal amount of the share capital of the Company; Authority expires the earlier of the conclusion of the next AGM of the Company or the expiration of the period within which the next AGM is required by any applicable law or the Articles of Association of the Company to be held

		Management	For	For
4.c

Approve, conditional upon the passing of Resolutions 4.A and 4.B, the aggregate nominal amount of the share capital of the Company that may be allotted, issued and dealt with or agreed conditionally or unconditionally to be allotted, issued and dealt with by the Board pursuant to and in accordance with the mandate granted under Resolution 4.A is hereby increased and extended by the addition thereto of aggregate nominal amount of shares repurchased by the Company that may be allotted pursuant to Resolution 4.B, provided that such amount shall not exceed 10% of the aggregate nominal amount of the share capital of the Company at the date of passing this resolution

		Management	For	For

ADVANCED SEMICONDUCTOR ENGR INC

Security	Y00153109	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	21-Jun-2006
ISIN	TW0002311008	Agenda	700939068 - Management

Item	Proposal	Type	Vote	For/Against Management

AS PER TRUST ASSOCIATION’S PROXY VOTING GUIDELINES, EVERY SHAREHOLDER IS ELIGIBLE TO BE NOMINATED AS A CANDIDATE AND BE ELECTED AS A DIRECTOR OR A SUPERVISOR, REGARDLESS OF BEING RECOMMENDED BY THE COMPANY AND/OR BY OTHER PARTIES. IF YOU INTEND TO VOTE FOR A LISTED CANDIDATE, YOU WILL NEED TO CONTACT THE CANDIDATE AND/OR THE ISSUING COMPANY TO OBTAIN THE CANDIDATE’S NAME AND ID NUMBER. WITHOUT SUCH SPECIFIC INFORMATION, AN ELECTION WOULD BE DEEMED AS A ‘NO VOTE’

Non-Voting
1.1	Receive the report on business operating results of 2005	Management	For	For
1.2	Receive the rectifing financial statements of 2005 by the Company Supervisors	Management	For	For
1.3	Receive the report on the status of endorsements, guarantees and lending the Company excess capital to the third party	Management	For	For
1.4	Receive the report on the status of investments in Mainland China	Management	For	For
2.1	Approve the financial statements in 2005	Management	For	For
2.2	Approve the loss provision in 2005	Management	For	For
3.1	Amend the procedures of acquisition or disposal of substantial assets	Management	Abstain	Against
3.2	Amend the procedures of endorsements and guarantees	Management	Abstain	Against
3.3	Amend the Rules of the Company of order	Management	Abstain	Against
3.4	Authorize the Directors to launch the rights issue to participate the Global Depositary Receipt GDR issuance, the local rights issue or to issue overseas convertible bonds at appropriate time	Management	For	For
3.5	Amend the Articles of Incorporation	Management	Abstain	Against
4.	Re-elect Domestic Directors and Supervisors of the Company	Management	For	For
5.	Approve to release the prohibition on Directors from participation in competitive business	Management	Abstain	Against
6.	Extraordinary proposals	Other	For	*
*Management Position Unknown

Prepared and Filed by St Ives Financial

ADVANCED SEMICONDUCTOR ENGR INC

Security	Y00153109	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	21-Jun-2006
ISIN	TW0002311008	Agenda	700979341 - Management

Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING ID 299958 DUE TO ADDITIONAL RESOLUTION. ALL VOTES RECEIVED ON THE PREVIOUS MEETING WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT ON THIS MEETING NOTICE. THANK YOU.

Non-Voting

AS PER TRUST ASSOCIATION’S PROXY VOTING GUIDELINES, EVERY SHAREHOLDER IS ELIGIBLE TO BE NOMINATED AS A CANDIDATE AND BE ELECTED AS A DIRECTOR OR A SUPERVISOR, REGARDLESS OF BEING RECOMMENDED BY THE COMPANY AND/OR BY OTHER PARTIES. IF YOU INTEND TO VOTE FOR A LISTED CANDIDATE, YOU WILL NEED TO CONTACT THE CANDIDATE AND/OR THE ISSUING COMPANY TO OBTAIN THE CANDIDATE’S NAME AND ID NUMBER. WITHOUT SUCH SPECIFIC INFORMATION, AN ELECTION WOULD BE DEEMED AS A ’NO VOTE’

Non-Voting
1.1	Approve to report the business of 2005	Management	For	For
1.2	Receive the Supervisors’ review report of 2005	Management	For	For
1.3	Approve to report the status of guarantee provided by Ase Inc. as of the end of 2005	Management	For	For
1.4	Approve to report the status of investment in Mainland China via offshore Companies	Management	For	For
2.1	Approve the 2005 business report a financial statements	Management	For	For
2.2	Approve the 2005 loss offset proposal	Management	For	For
3.1	Approve to discus the procedures for the acquisition or disposition of assets	Management	For	For
3.2	Approve to discuss the procedures for making endorsements and guarantees	Management	For	For
3.3	Approve to discuss rules of procedure for the shareholders’ meeting	Management	For	For
3.4	Authorize the Board of Directors to pursue public DR offerings, local rights issues, domestic CBS or foreign CBS at proper timing	Management	For	For
3.5	Amend the Articles of Incorporation	Management	For	For
3.6	Approve the spilting of the A.S.E Electronics Inc.	Management	For	For
4.	Elect the Directors and Supervisors	Management	For	For
5.	Approve to dismiss the non-competition limitation on the new- elected Directors under Article 209 of Company Law	Management	For	For
6.	Other motions	Other	For	*
*Management Position Unknown

RESORTS WORLD BHD

Security	Y7368M113	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	21-Jun-2006
ISIN	MYL4715OO008	Agenda	700990345 - Management

Item	Proposal	Type	Vote	For/Against Management

1.	Receive and adopt the financial statements for the FYE 31 DEC 2005 and the Directors’ and the Auditors’ reports thereon	Management	For	For
2.	Declare a final dividend	Management	For	For
3.	Approve the Directors’ fees of MYR 564,083 for the FYE 31 DEC 2005	Management	For	For
4.	Re-elect Mr. Tun Mohammed Hanif bin Omar as a Director of the Company, pursuant to Article 99 of the Articles of Association of the Company	Management	For	For
5.	Re-elect Mr. Quah Chek Tin as a Director of the Company, pursuant to Article 99 of the Articles of Association of the Company	Management	For	For
6.	Re-elect General (R) Tan Sri Mohd Zahidi bin Hj Zainuddin as a Director of the Company, pursuant to Article 104 of the Articles of Association of the Company	Management	For	For
7.	Re-appoint Mr. Tan Sri Alwi Jantan as a Director, who retires in accordance with Section 129 of the Companies Act, 1965, until the next AGM	Management	For	For
8.	Re-appoint Mr. Tan Sri Wan Sidek bin Hj Wan Abdul Rahman as a Director, who retires in accordance with Section 129 of the Companies Act, 1965, until the next AGM	Management	For	For
9.	Re-appoint the Auditors and authorize the Directors to fix their remuneration	Management	For	For
10.

Authorize the Director, subject to the Companies Act 1965, the Articles of Association of the Company and the approval of any relevant Governmental and/or regulatory authorities and pursuant to Section 132D of the Companies Act, 1965, to issue and allot shares in the Company from time to time and upon such terms and conditions and for such purposes as the Directors may deem fit provided that the aggregate number of shares issued does not exceed 10% of the issued and paid-up share capital of the Company for the time being and to obtain the approval for the listing of and quotation for the additional shares so issued on Bursa Malaysia Securities Berhad; Authority expires until the conclusion of the next AGM of the Company

		Management	For	For
11.

Authorize the Company, subject to compliance with the Companies Act, 1965, the Articles of Association of the Company, regulations and guidelines issued from time to time by Bursa Malaysia Securities Berhad Bursa Malaysia or any other regulatory authorities, to utilize an amount not exceeding the total retained profits and share premium of the Company to purchase such amount of ordinary shares of MYR 0.50 each in the Company as may be determined by the Directors of the Company from time to time on Bursa Malaysia upon such terms and conditions as the Directors may deem fit and expedient in the interest of the Company provided that the aggregate number of shares to be purchased pursuant to this resolution dose not exceed 109,294,000 ordinary shares of MYR 0.50 each representing 10% of the issued and paid-up share capital of the Company as at 02 MAY 2006 based on the audited financial statements for the FYE 31 DEC 2005, the Company’s retained profits and share premium accounts were MYR 6,366.2 million and MYR 33.7 million respectively; Authority expires until the conclusion of the next AGM of the Company; and the Directors of the Company to decide in their discretion to retain the ordinary shares in the Company so purchased by the Company as treasury shares and/or cancel them and/or resell the treasury shares or to distribute them as share dividend and/or subsequently cancel them; and authorize the Directors of the Company to take all such steps as are necessary including the appointment of up to 2 Participating Organizations as specified in the Bursa Malaysia Listing Requirements and the opening and maintaining of Central Depository Accounts designated as Share Buy-Back Accounts and to enter into any agreements and arrangements with any party or parties to implement, finalize and give full effect to the aforesaid with full powers to assent to any conditions, modifications, variations and/or amendments if any as may be imposed by the relevant authorities

		Management	For	For
	Transact any other business	Non-Voting

PT BERLIAN LAJU TANKER TBK

Security	Y7123K170	Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	21-Jun-2006
ISIN	ID1000099906	Agenda	700994367 - Management

Item	Proposal	Type	Vote	For/Against Management

1.

Approve to amend the Company’s Plan on issuing new shares without pre-emptive rights HMETD to be allocated for the Company’s Plan on listing its shares in Singapore Exchange Securities Trading Limited SGX

		Management	For	For
2.	Approve the Company’s assets Selling Transaction Plan	Management	Abstain	Against
3.	Approve to amend the several Articles of the Company’s Article of Association and compilation of the entire Articles of the Company’s Articles of Association	Management	Abstain	Against
4.	Approve to change the Management Board of Commissioners/Directors of the Company	Management	Abstain	Against
5.	Other issues	Other	For	*
6.	Approve the obtaining and providing agency service to other certain party, whereas the transaction is a transaction with conflict of interest based on Bapep am regulation IX.E.1	Management	For	For

PLEASE BE ADVISED THAT THE AGENDA ITEM 6 OF EGM HAVE CONFLICT OF INTEREST TRANSACTION; THEREFORE ONLY INDEPENDANT SHAREHOLDERS AS DEFINED IN THE BAPEPAM REGULATION RULE NO. IX.E.1 ATTACHMENT TO THE DECREE OF CHAIRMAN OF BAPEPAM NO KEP - 32/PM/2000 REGARDING CONFLICT OF INTEREST CAN GIVE THEIR VOTE AT THE MEETING. THANK YOU.

Non-Voting

ADVANCED SEMICONDUCTOR ENGR INC

Security	Y00153109	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	21-Jun-2006
ISIN	TW0002311008	Agenda	701005781 - Management

Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING ID 318061 DUE TO RECEIPT OF DIRECTORS AND SUPERVISORS NAMES AND ADDITIONAL RESOLUTIONS. ALL VOTES RECEIVED ON THE PREVIOUS MEETING WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT ON THIS MEETING NOTICE. THANK YOU.

Non-Voting
A.1	Approve to report the 2005 business operations	Management	For	For
A.2	Approve to report the 2005 audited reports	Management	For	For
A.3	Approve to report the status of monetary loans, endorsement and guarantee	Management	For	For
A.4	Approve the report of the indirect investment in People’s Republic of China	Management	For	For
B.1.1	Approve the 2005 financial statements	Management	For	For
B.1.2	Approve the appropriation for offsetting deficit of year 2005	Management	For	For
B.2.1	Amend the procedures of asset acquisition or disposal	Management	Abstain	Against
B.2.2	Amend the procedures of endorsement and guarantee	Management	Abstain	Against
B.2.3	Amend the rules of shareholder meeting	Management	Abstain	Against
B.2.4	Authorize the Directors to launch the rights issue to participate the Global Depositary Receipt GDR issuance, the local rights issue, or to issue overseas convertible bonds at appropriate time	Management	For	For
B.2.5	Amend the Articles of Incorporation	Management	Abstain	Against
B.2.6	Approve the splitting the affiliated Companies	Management	For	For
B271	Elect Mr. Qian-Sheng, Chang Shareholder number: 2 as a Director	Management	For	For
B272	Elect Mr. Hong-Ben, Chang Shareholder number: 3 as a Director	Management	For	For
B273	Elect Mr. Tian-Zheng, Cheng Shareholder number: 6403 as a Director	Management	For	For
B274	Elect Mr. Tian-Yu, Wu, representative, ASE Enterprises Ltd, Shareholder number: 1 as a Director	Management	For	For
B275	Elect Mr. Hong-Xi, Dong, representative, ASE Enterprises Ltd, Shareholder number: 1 as a Director	Management	For	For
B276	Elect Mr. Rui-Rong, Luo representative, ASE Enterprises Ltd, Shareholder number: 1 as a Director	Management	For	For
B277	Elect Mr. Chang-Yi, Chen representative, ASE Enterprises Ltd, Shareholder number: 1 as a Director	Management	For	For
B278	Elect Mr. Mei-Zhen, Feng Shareholder number: 7 as a Supervisor	Management	For	For
B279	Elect Mr. Hong, He representative, ASE Test Inc, Shareholder number: 144216 as a Supervisor	Management	For	For
B2710	Elect Mr. Xiao-Ming, Leung representative, ASE Test Inc, Shareholder number: 1 44216 as a Supervisor	Management	For	For
B2711	Elect Mr. Yuan-Yi, Zeng representative, ASE Test Inc, Shareholder number: 144216 as a Supervisor	Management	For	For
B.2.8	Approve to release the prohibition on Directors from participation in competitive business	Management	Abstain	Against
B.2.9	Extraordinary motions	Other	For	*
*Management Position Unknown

PT BAKRIE & BROTHERS TBK

Security	Y7117S197	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	22-Jun-2006
ISIN	ID1000100803	Agenda	700976725 - Management

Item	Proposal	Type	Vote	For/Against Management

1.	Approve the annual report from the Directors for book year 2005	Management	For	For
2.	Ratify the balance sheet and the profit or loss statement financial report for book year 2005	Management	For	For
3.	Approve to utilize net profit from book year 2005	Management	For	For
4.	Appoint Public Accountant for book year 2006	Management	For	For
5.	Receive the report of rights offering fund utilization realization	Management	For	For
6.	Approve the Employee Stock Option Program and the Management Stock Option Program	Management	For	For

JOHNSON HEALTH TECH CO LTD

Security	Y4466K107	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	27-Jun-2006
ISIN	TW0001736007	Agenda	700940908 - Management

Item	Proposal	Type	Vote	For/Against Management

1.1	Receive the business operation result report of the FY 2005	Management	For	For
1.2	Receive the Supervisors review financial reports of FY 2005	Management	For	For
1.3	Receive the report on the investment in Mainland China of FY 2005	Management	For	For
1.4	Receive the report on the status of endorsements/guarantees and lending funds to others	Management	For	For
2.1	Ratify the business operation result and financial reports of FY 2005	Management	For	For
2.2	Approve the net profit allocation of FY 2005: cash dividend: TWD 2.25 per share	Management	For	For
2.3	Approve to issue additional shares, stock dividend: 225 shares for 1,000 shares held	Management	For	For
2.4	Amend to the Articles of Incorporation	Management	Abstain	Against
2.5	Amend to the rules of the Shareholder’s Meeting	Management	Abstain	Against
2.6	Amend to the process procedures of endorsements/guarantees	Management	Abstain	Against
3.	Others and extraordinary proposals	Other	For	*
*Management Position Unknown

RELIANCE INDS LTD

Security	Y72596102	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	27-Jun-2006
ISIN	INE002A01018	Agenda	700996866 - Management

Item	Proposal	Type	Vote	For/Against Management

1.	Approve and adopt the audited balance sheet as at 31 MAR 2006, profit and loss account for the YE on that date and the reports of the Board of Directors and the Auditors thereon	Management	For	For
2.	Declare a dividend on equity shares	Management	For	For
3.	Appoint the Directors in place of those retiring by rotation	Management	For	For
4.

Appoint M/S. Chaturvedi & Shah, Chartered Accountants, M/S. Deloitte Haskins and Sells, Chartered Accountants, and M/S. Rajendra & Co., Chartered Accountants as the Auditors of the Company until the conclusion of the next AGM of the Company on such remuneration as shall be fixed by the Board of Directors

		Management	For	For
5.

Appoint Professor. C. Jain as an additional Director of the Company, pursuant to the provisions of Section 260 of the Companies Act 1956 and in accordance with the provisions of Section 257 and all other applicable provisions, if any, of the Companies Act, 1956 or any statutory modification(s) or re-enactment thereof, who retires under the provisions of the Articles of Association of the Company

		Management	For	For
S.6

Authorize the Board: in accordance with the provisions of Section 81 and all other applicable provisions, if any of the Companies Act, 1956 (Act) mid the Securities and Exchange Board of India (Employee Stock Option Scheme and Employee Stock Purchase Scheme) Guidelines, 1999 (the Guidelines) or any statutory modification(s) or re-enactment of the Act or the Guidelines the provisions of any other applicable law, and regulations, the Articles of Association of the Company and Listing Agreements entered into by the Company with the stock exchanges, where the securities of the Company are listed and subject to any applicable approval(s), permission(s) and sanction(s) of any authorities and subject to any condition(s) and modification(s) as may be prescribed or imposed by such authorities while granting such approval(s), permission(s) and sanction(s) and which may be agreed to and accepted by the Board of Directors of the Company Board which deem shall include Employees Stock Compensation Committee of the Board and in supersession of the special resolution passed by Members in the AGM of the Company held on 13 JUN 2000, to grant, offer and issue, in one or more branches, to such permanent employees of the Company whether working in India or out of India and Directors of the Company whether wholetime Director or otherwise Employees, as may be decided by the Board, options exercisable by the Employees under a Scheme titled Employees Stock Option Scheme - 2006 Scheme to subscribe to such number of equity shares and/or equity linked instruments which could give rise to the issue of equity shares Securities of t he Company not exceeding in aggregate 5% of the issued, subscribed and paid-up equity shares of the Company as on 31 MAR 2006 i.e. up to 6,96,75,402 equity shares, at such price and on such terms and conditions as may be determined by the Board in accordance with the Guidelines or any other applicable provisions as may be prevailing at that time; and to formulate, evolve, decide upon and bring into effect the Scheme on such terms and conditions as specified and to make any modification(s), change(s), variation(s), alteration(s) or revision(s) in the terms and conditions of the Scheme from time to time including but not limited to, amendment(s) with respect to vesting period, and schedule, exercise price, exercise period, eligibility criteria or to suspend, withdraw, terminate or revise the Scheme; and the securities maybe allotted in accordance with the Scheme either directly or through an existing trust or a trust which may be setup in any permissible manner and that the Scheme may also envisage for providing any financial assistance to the trust to enable the trust to acquire, purchase or subscribe to the securities of the Company; and any new equity shares to be issued and allotted as aforesaid shall rank pari passu interse with the then existing equity shares of the Company in all respects; and to take necessary steps for listing of the Securities allotted under the Scheme on the stock exchanges where the securities of the Company are listed as per the provisions of the Listing Agreements with the stock exchanges concerned, the Guidelines and other applicable laws and regulation; and to do all such acts, deeds, matters and things as it may, in its absolute discretion, deem necessary, expedient or proper and to settle any questions, difficulties or doubts that may arise lit this regard as any stage including at the time of listing of the securities without requiring the Board to secure any further consent or approval of the Members of the Company to the end and intent that they shall be deemed to have given their approval thereto expressly by she authority of this resolution

		Management	For	For
S.7

Authorize the Board: in accordance with the provisions of Section 81 and all other applicable provisions if any of the Companies Act, 1956 Act and the Securities and Exchange Board of India Employee Stock Option Scheme and Employee Stock Purchase Scheme Guidelines, 1999 the Guidelines or any statutory modification(s) or re-enactment of the Act or the Guidelines, the provisions of any other applicable laws and regulation the Articles of Association of the Company and Listing Agreements entered into by the Company with the stock exchanges where the securities of the Company are listed and subject to any applicable approval(s), permission(s) and sanction(s) of any authorities and subject to any condition(s) and modification(s) as may be prescribed or imposed by such authorities while granting such approval(s), permission(s) and sanction(s) and which may be agreed to and accepted by the Board of Directors of the Company the Board which term shall include Employees Stock Compensation Committee of the Board and in supersession of the special resolution passed by Members in the AGM of the Company held on 13 JUN 2000, to extend the benefits of the Employees Stock Option Scheme - 2006 and duly passed at this meeting, also to such permanent employees of the whether working in India or out of India and Direct or, of the subsidiary Companies whether wholetime Directors or otherwise, as may be decided by the Board and/or such other persons, as may form time to time, be allowed under prevailing law and regulations on such terms and condition s as decided by the Board; and to do all such act, deeds, mattes and things as it may in its absolute discretion, deem necessary expedient or proper and to settle any question, difficulties or doubts that may arise in this regard at any stage including at the time of listing of securities without requiring the Board to secure any further consent or approval of the Members of the Company in the end and intent that they shall be deemed to have given their approval thereto expressly by the authority of this resolution

	Management	For	For

PT TELEKOMUNIKASI INDONESIA (PERSERO) TBK

Security	Y71474137	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	30-Jun-2006
ISIN	ID1000099104	Agenda	700998771 - Management

Item	Proposal	Type	Vote	For/Against Management

1.	Approve the Company’s annual report for the FY 2005	Management	For	For
2.

Ratify the Company’s audited consolidate financial statement and community development and social contribution program financial statement for the FY 2005 and acquittal, grant discharge to the Board of Directors and Commissioners

		Management	Abstain	Against
3.	Approve the allocation of income and dividends of IDR 152 per share	Management	For	For
4.

Appoint Siddharta Siddharta Widjaja as Auditors for external audit of Company for FY 2006, including audit of internal control for financial reporting and the Independent Auditor for external audit Company Dev and Social Contribution Program; and authorize the Board to fix their remuneration

		Management	For	For
5.

Approve the adjustment of the Company’s Board Commissioners, which Members were elected in EGM of shareholders dated 10 MAR 2004, in accordance with the Comp any new Article of Association Law No. 19/2003 regarding state owned enterprise

		Management	For	For
6.	Approve the compensation for the Member of the Board of Directors and the Board of Commissioners for the FY 2006	Management	For	For
7.	Approve the changes and/or additional number of the Board of Directors and appoint the new Director of the Company	Management	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE IN NUMBERING OF RESOLUTIONS. IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU.

Non–Voting

STATE BK INDIA

Security	Y8161Z129	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	30-Jun-2006
ISIN	INE062A01012	Agenda	701001620 - Management

Item	Proposal	Type	Vote	For/Against Management

1.	Receive the Central Board’s report, the balance sheet and profit and loss account of the bank made up to the 31 MAR 2006 and the Auditors report on balance sheet and accounts	Management	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	The Asia Tigers Fund, Inc.

By (Signature and Title)*	/s/ Prakash A. Melwani

Prakash A. Melwani, President (Principal Executive Officer)

Date	July 26, 2006

*Print the name and title of each signing officer under his or her signature.